UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Marianna DiBenedetto
BNY Mellon Investment Servicing (US) Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Annual Report

October 31, 2020

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
A Letter from the President (Unaudited)
October 31, 2020

Dear Shareholders:

Fiscal 2020 was marked by the outbreak of a global pandemic which upended financial markets around the world. Despite the tremendous uncertainty created by the virus, global equity markets still generated positive returns of about 5% for the fiscal year. U.S. investment-grade bonds slightly outperformed global equities, posting returns just over 5%. Overall, large-cap stocks outperformed small cap names, while U.S. stocks bested their non-U.S. developed-market counterparts.

The year began on a positive note, with global equities rallying nicely in November and December 2019. Economic data were strong, and progress was occurring on a U.S.-China trade deal. In January, news of the outbreak hit, and governments around the world worked to contain the spread, blocking travel and imposing quarantines. Investors sought to quantify the impact on growth as companies closed factories and supply chains were disrupted. By March, most of the world was sheltering in place, which led to a sharp drop in economic activity.

Global policymakers took swift and bold action, seeking to cushion the impact on citizens, financial markets, and the overall economy with aggressive monetary policy measures and expansive fiscal stimulus packages. In the U.S., the Federal Reserve introduced an unprecedented series of measures at record speed, including massive bond purchases, emergency facilities to bolster credit markets, actions with foreign central banks to ease the supply of dollars worldwide, and programs for lending directly to American businesses. Other world governments and central banks enacted similar measures. After improvement throughout the summer, a resurgence of the virus is occurring around the world as we write this. However, significant progress has been made toward developing both vaccines and treatments.

The Adviser, Bessemer Investment Management, LLC, maintained a modestly defensive stance, with U.S. election and virus-related uncertainty posing the threat of increased volatility. The uneven recovery, with some sectors benefiting from the virus while others are impaired, creates opportunity via active security selection across equity and bond markets – specifically, healthcare equities and higher-yielding credit.

The Old Westbury All Cap Core Fund significantly outperformed its primary benchmark due to its overweight position in the U.S. and stock selection within communication services, healthcare, and financials. The Old Westbury Large Cap Strategies Fund outperformed its benchmark as its stock selection in the communication services sector, underweight position to developed Europe, and stock selection in that region benefited relative performance. The Old Westbury Small & Mid Cap Strategies Fund experienced strong outperformance, benefiting from strong stock selection in the U.S. and specifically, the consumer discretionary sector. The Old Westbury All Cap ESG Fund underperformed, held back by negative stock selection in the technology, consumer discretionary, and communication services sectors; stock selection in the U.S., Japan, and emerging Asia Pacific also detracted from results.

The Old Westbury Fixed Income Fund was fairly even with the benchmark; the Fund maintains a portfolio duration slightly higher than the benchmark and an overweight position in credit-related assets, including investment-grade corporate bonds, high-quality asset-backed securities (ABS), collateralized loan obligations (CLOs), and taxable-municipal bonds. The Old Westbury Municipal Bond Fund was also even with the benchmark; duration, yield curve, and credit positioning were additive while bond selection detracted as several names have yet to recover to pre-COVID levels given ongoing macroeconomic headwinds. The Old Westbury California Municipal Bond Fund and the Old Westbury New York Municipal Bond Fund both slightly underperformed their benchmark; credit positioning posed a headwind as certain AA and A credit spreads* widened during the March / April volatility and have yet to fully recover.

At year-end, we remain committed to the Adviser’s longstanding investment approach, characterized by independent research, a global orientation, and long-term perspective. We believe these disciplines should continue to reap competitive long-term results for shareholders and position the Adviser to fulfill the central mandate of participating in strong market environments, while preserving capital during difficult times.

Sincerely,

David W. Rossmiller

President

Old Westbury Funds, Inc.

*Credit quality ratings are based on converting the available Moody’s and Standard & Poor’s ratings to a common numerical standard, and averaging that result. If neither of these agencies has assigned a rating, the Fund will determine the holding to be “Not Rated.” The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitments; highest rating) to D (payment default on financial commitments). The ratings, expressed in Moody’s nomenclature, range from Aaa (highest) to C (lowest). The ratings represent the rating agencies’ opinions of the quality of the securities they rate, not of the Fund itself. Ratings are relative and subjective, and are not absolute standards of quality.

2

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury All Cap Core Fund (the “Fund”) for the fiscal year ended October 31, 2020 was 17.32%. In comparison, the return of its primary benchmark, the MSCI ACWI Investable Market Index (Net)a, was 4.32%. The Fund’s secondary benchmark, a blend of 90% MSCI USA Index (Gross) and 10% MSCI ACWI ex USA Index (Net)a, returned 10.11%.

The most significant positive contributors to the Fund’s relative performance during the year were an overweight position in the U.S. and stock selection within communication services, healthcare, and financials. Stocks in these sectors with the greatest relative contribution included Sea Ltd., Danaher, and BlackRock. Sea Ltd. appreciated significantly, driven by the company’s strong revenue growth in its gaming business and a successful foray into e-commerce. Danaher benefited from continued investment in life science and tools by the healthcare industry as well as a surge in demand for COVID-19 testing and prevention-related product. BlackRock benefited from strong fund flows and the market appreciation of assets under management. The Fund also benefited from an overweight position in the information technology sector (32.3% of the Fund during the fiscal year) as well as an underweight position in energy (-41.8% versus the benchmark).

The Fund’s results were modestly held back by an underweight to the materials sector which outperformed the benchmark as well as negative stock selection within the sector. Stocks within this sector with the highest negative relative contributions included Vulcan Materials and Aptargroup. The Fund was also held back by holding cash in a rising market.

At fiscal year-end, versus the primary benchmark, the Fund maintained overweight positions in the technology, communication services, consumer discretionary, and healthcare sectors and underweight positions in consumer staples, financials, materials, real estate, energy, and utilities. Relative to the primary benchmark, the Fund continued to be significantly overweight U.S. stocks (90%) versus non-U.S. stocks (9%); the remainder was cash.

a The Net version of each index reflects no deductions for fees, expenses or income taxes.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

3

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR

Sector:	Percentage of Net Assets
Banks	0.7%
Communication Services	13.6
Consumer Discretionary	14.8
Consumer Staples	2.0
Diversified Financials	4.0
Energy	0.4
Health Care	14.0
Industrials	10.0
Information Technology	28.2
Insurance	1.6
Materials	1.7
Real Estate	1.3
Utilities	2.2
Other*	5.5
100.0%

*	Includes cash and equivalents, exchange traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
4

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2020

All Cap Core Fund
One Year	17.32%
Five Year	11.94%
Ten Year	8.95%

MSCI ACWI IMI Index (Net)
One Year	4.32%
Five Year	7.91%
Ten Year	7.85%

Blended Index (Net)
One Year	10.11%
Five Year	11.24%
Ten Year	12.18%

On December 30, 2016, the Fund changed its name to All Cap Core Fund (formerly Large Cap Core Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. Prior to November 16, 2011, the Fund was named the U.S. Large Cap Fund and operated under a different investment strategy. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy. The index performance is not illustrative of the Fund’s performance and performance of the fund will differ; the use of the index performance is not intended to mask negative performance.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus dated February 28, 2020 as 0.99%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2020 can be found in the Financial Highlights.

5

Old Westbury Funds, Inc.
All Cap Core Fund
Investment Adviser’s Report (Unaudited) - (Continued)

The chart shown on the previous page illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The Fund compares its performance to a blended benchmark, as a secondary benchmark, consisting of a 90% weighting in the MSCI USA Index (Gross) and a 10% weighting in the MSCI ACWI ex USA Index (Net) (the “Blended Index”). The MSCI ACWI IMI (Net) and the Blended Index (Net) also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI IMI (Net) and the Blended Index (Net) are unmanaged. Investments cannot be made directly in an index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

6

Old Westbury Funds, Inc.
All Cap ESG Fund
Investment Adviser’s Report (Unaudited)

The Old Westbury All Cap ESG Fund (the “Fund”) returned -2.48% for the fiscal year ended October 31, 2020. In comparison, the return of its benchmark, the MSCI All Country World Index (Net)a, was 4.89% for the year.

The Fund’s results were held back by negative stock selection in the technology, consumer discretionary, and communication services sectors. ESG criteria prevented the portfolio from holding top performing names (ex. Amazon, Tesla, Alibaba) in the last fiscal year. Furthermore, size of individual names constraint designed to limit single stock risk exposure detracted from relative performance in a more concentrated market environment. By region, stock selection in the U.S., Japan, and emerging Asia Pacific detracted from results. The overall overweight position to developed Europe and underweight position to emerging Asia Pacific also detracted.

The most significant positive contributors to the Fund’s relative performance for the year were stock selection in financials, an underweight position to the energy sector, and an overweight position to the technology sector. On a regional basis, stock selection in Asia Pacific ex-Japan and developed Europe helped.

At fiscal-year end, versus the benchmark, the Fund maintained the largest overweight positions in the healthcare, financials, and technology sectors and the largest underweight positions in the consumer discretionary, communication services, and utilities sectors. Relative to the benchmark, the Fund was overweight stocks in developed Europe, underweight emerging markets stocks, and close to neutral in the U.S., Japan, and other developed markets.

a The Net version of each index reflects no deductions for fees, expenses or income taxes.

7

Old Westbury Funds, Inc.
All Cap ESG Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR

Sector:	Percentage of Net Assets
Banks	2.0%
Communication Services	7.7
Consumer Discretionary	6.3
Consumer Staples	7.8
Diversified Financials	11.4
Energy	1.7
Health Care	17.5
Industrials	10.6
Information Technology	21.7
Insurance	2.8
Materials	4.3
Real Estate	3.2
Utilities	1.8
Other*	1.2
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
8

Old Westbury Funds, Inc.
All Cap ESG Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2020
All Cap ESG Fund
One Year	-2.48%
Since Inception date of March 1, 2018	1.04%

MSCI ACWI USD (Net)
One Year	4.89%
Since Inception date of March 1, 2018	4.84%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding, Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 1.00%, as disclosed in the Funds’ prospectus dated February 28, 2020. The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus dated February 28, 2020 as 1.43%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2020 can be found in the Financial Highlights.

The chart shown illustrates the total value of a $10,000 investment for 1 year and 8 months, with distributions reinvested. The MSCI ACWI USD Index (Net) also includes the reinvestment of distributions but not fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI USD Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investing in emerging and foreign markets may involve additional risks such as economic and political instability, market illiquidity, and currency volatility.

9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Small & Mid Cap Strategies Fund (the “Fund”) for the fiscal year ended October 31, 2020, was 5.91%. In comparison, the return of the MSCI All Country World Small Mid Cap Index (Net)a (the “Index”) was 0.61%.

The Fund benefitted from strong stock selection in the U.S. and specifically, the consumer discretionary sector. Individual stocks that contributed to performance included U.S. electric vehicle manufacturer Tesla (+516.1%), U.S. tele-healthcare provider Teladoc Health (+156.5%), and U.S. electronic design automation company Synopsys (+57.5%). Tesla’s share price movements have predominantly been driven by the company’s strong operational performance. Historically, the market had concerns about Tesla’s execution ability, doubting it could scale up production and become a mass-market auto manufacturer. Its progress this year, most noticeably opening a new plant in Shanghai within 10 months and completing approximately 500,000 vehicle deliveries, have largely allayed these concerns and this has driven the share price appreciation. Teladoc Health performed well as the pandemic-related quarantines drove doctors, hospitals, and patients to embrace the use of telemedicine. Synopsys is well positioned to participate in several secular trends (i.e. Internet of Things, 5G, autonomous), and constant improvement in the semiconductor chips. In addition, the company has a resilient business model, which has led to largely uninterrupted growth, all while improving margins and returns.

On the negative side, stock selection in the healthcare and technology sectors were drags to performance. Individual stocks detracted included Hong Kong luggage manufacturer Samsonite (-43.6%) and U.S. foodservice equipment manufacturer Welbilt (-67.9%). Samsonite and Welbilt were both victims of the COVID-19 pandemic. Samsonite faced challenges as a result of severe disruptions within the global travel industry, which resulted in extreme stress on the company’s financial profile and significant uncertainty over the company’s medium-term growth prospects. Welbilt struggled following the unprecedented shutdown of restaurants due to COVID-19, which had a material, short-term impact on demand for kitchen equipment.

At fiscal year-end, the Fund was overweight the healthcare, technology, and consumer discretionary sectors, and underweight real estate, financials, materials, utilities, energy, industrials, and communication services.

The Fund was regionally overweight the U.S. market. Conversely, the Fund was underweight developed Europe and Japan.

a The Net version of each index reflects no deductions for fees, expenses or income taxes.

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY

	Percentage
Country:	of Net Assets
Argentina	0.4%
Australia	2.2
Austria	0.0	*
Belgium	0.4
Bermuda	0.4
Brazil	0.3
Canada	2.3
China	3.7
Denmark	1.4
Finland	0.7
France	0.6
Germany	1.8
Greece	0.1
Hong Kong	0.5
Hungary	0.0	*
Iceland	0.1
India	0.4
Indonesia	0.0	*
Ireland	0.1
Israel	2.0
Italy	0.7
Japan	7.1
Jersey Channel Islands	0.5
Malaysia	0.0	*
Netherlands	1.0
New Zealand	0.5
Norway	0.1
Peru	0.1
Philippines	0.0	*
Poland	0.2
Portugal	0.0	*
Qatar	0.0	*
Russia	0.5
Singapore	0.2
South Africa	0.0	*
South Korea	1.0
Spain	0.4
Sweden	1.6
Switzerland	1.4
Taiwan	1.3
Thailand	0.2
Turkey	0.3
United Arab Emirates	0.0	*
United Kingdom	6.1
United States	46.2
Vietnam	0.0	*
Other**	13.2
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, exchange traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2020
Small & Mid Cap Strategies Fund
One Year	5.91%
Five Year	6.90%
Ten Year	7.73%

MSCI ACWI SMID Cap Index (Net)
One Year	0.61%
Five Year	6.39%
Ten Year	7.33%

On December 30, 2016, the Fund changed its name to Small & Mid Cap Strategies Fund (formerly Small & Mid Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy. The index performance is not illustrative of the Fund’s performance and performance of the fund will differ; the use of the index performance is not intended to mask negative performance.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any), at 1.11%, as disclosed in the Funds’ prospectus dated February 28, 2020. The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus as 1.17%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2020 can be found in the Financial Highlights.

The chart shown above illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The MSCI ACWI SMID Cap Index (Net) also includes the reinvestment of distributions but not fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI SMID Cap Index (Net) is unmanaged. Investments cannot be made directly in an index.

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Investments made in small-capitalization and mid-capitalization companies are subject to greater volatility and less liquidity compared to investments made in larger and more established companies. Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

13

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Large Cap Strategies Fund (the “Fund”) for the fiscal year ended October 31, 2020, was 6.98%. In comparison, the return of the MSCI All Country World Large Cap Index (Net)a (“the Index”) was 5.67%.

The largest contributor to the Fund’s overall performance came from stock selection in the communication services sector. In addition, an underweight to developed Europe and stock selection in the region also benefited the Fund. Individual stocks that contributed included Singapore-based online gaming platform Sea Limited (+328.5%), Chinese internet company Tencent (+86.2%), Chinese online marketplace provider Alibaba (+72.5%), and Canadian e-commerce operator Shopify (+195.1%). All of these stocks are enablers of a more digital world, and have benefited as people around the globe have engaged in more activities from home amid the pandemic. Sea Ltd. delivered strong results across its core businesses in gaming and e-commerce, with COVID-19 further accelerating its traffic growth amid the lockdown. Tencent is the world’s largest social media operator, engaging over a billion monthly users and accounting for over 50 percent of all mobile-internet time spent in China. Meanwhile, Tencent’s cloud computing, fin-tech, and video game units have continued to generate strong growth, for the period. Alibaba is the world’s leading e-commerce business by gross merchandise volume, and has benefited broadly from the pandemic-induced spike in e-commerce adoption. Additionally, COVID-19 has accelerated online penetration and digitization of several strategic areas where Alibaba has the leading market share, including grocery delivery, cloud computing, and work collaboration. Shopify has become the operating system for small to medium enterprises seeking to do business on the internet, and is a key beneficiary of the generational shift from physical to digital commerce.

Stock selection in the U.S. and the consumer discretionary sector were the largest detractors overall. Individual stocks that detracted included U.S. aerospace and defense systems company Raytheon Technologies (-59.8%) and U.S. bank JPMorgan Chase (-21.5%). The COVID-19 pandemic negatively impacted Raytheon Technologies’ commercial aerospace business, as global air travel, related aftermarket parts and services, and plunging production rates at Boeing and Airbus drove revenues significantly lower. Further, fears of future defense spending reductions, principally driven by higher federal debt levels, also negatively impacted aerospace-defense sector sentiment and valuations. JP Morgan, like many U.S. and international banks, trailed the broader markets in fiscal 2020, reflecting the pandemic-driven broad-based global economic shutdown as unemployment surged, interest rates declined, and fears of loan losses grew. This drove a tightening of credit standards, and banks meaningfully boosted loss provisions, which negatively impacted earnings for the year.

At fiscal year-end, the Fund was overweight the consumer discretionary, healthcare, and technology sectors. The Fund was underweight financials, consumer staples, energy, financials, materials, real estate, and utilities.

On a regional basis, as of fiscal year-end, the Fund was overweight the U.S. and emerging markets, while being underweight developed Europe, Japan, and other developed markets.

a The Net version of each index reflects no deductions for fees, expenses or income taxes.

14

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY

Country:	Percentage of Net Assets
Argentina	0.4%
Australia	0.4
Belgium	0.2
Brazil	0.6
Canada	1.4
Chile	0.0	*
China	8.5
Colombia	0.0	*
Czech Republic	0.0	*
Denmark	0.1
Egypt	0.0	*
Finland	0.1
France	1.7
Georgia	0.0	*
Germany	0.8
Hong Kong	1.4
India	3.0
Indonesia	0.2
Ireland	0.8
Isle of Man	0.4
Israel	0.1
Italy	0.0	*
Japan	2.5
Kazakhstan	0.0	*
Kenya	0.1
Luxembourg	0.0	*
Macau	0.1
Malaysia	0.1
Mexico	0.2
Netherlands	2.1
Norway	0.0	*
Panama	0.0	*
Peru	0.0	*
Poland	0.1
Portugal	0.0	*
Puerto Rico	0.0	*
Qatar	0.0	*
Russia	0.5
Singapore	1.5
South Africa	0.1
South Korea	0.6
Spain	0.0	*
Sweden	0.4
Switzerland	2.1
Taiwan	0.8
Thailand	0.4
Turkey	0.0	*
United Arab Emirates	0.0	*
United Kingdom	1.2
United States	61.0
15

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Country:	Percentage of Net Assets
Vietnam	0.0	%*
Other**	6.1
	100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, exchange traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
16

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2020

Large Cap Strategies Fund
One Year	6.98%
Five Year	7.30%
Ten Year	7.01%

MSCI ACWI Large Cap Index (Net)
One Year	5.67%
Five Year	8.46%
Ten Year	8.03%

On November 16, 2011, the Fund changed its name to Large Cap Strategies Fund (formerly Non-U.S. Large Cap Fund) as part of a series of changes to the overall investment focus and strategies of the Fund. The performance information shown above may not be representative of performance the Fund will achieve under its current investment strategy. The index performance is not illustrative of the Fund’s performance and performance of the fund will differ; the use of the index performance is not intended to mask negative performance.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would be lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding, Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 1.15%, (current net operating expense is 1.10%). The expense ratio including acquired fund fees and expenses (if any), is stated in the prospectus dated February 28, 2020 as 1.12%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2020 can be found in the Financial Highlights.

The chart shown illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The MSCI ACWI Large Cap Index (Net) also includes the reinvestment of distributions but not fees, expenses and income taxes associated with an investment in the Fund. The MSCI ACWI Large Cap Index (Net) is unmanaged. Investments cannot be made directly in an index.

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

17

Old Westbury Funds, Inc.
Credit Income Fund
Investment Adviser’s Report (Unaudited)

The Credit Income Fund was launched at the beginning of October 2020. Its investment approach provides the flexibility to invest across a wide variety of global credit instruments without constraints to particular benchmarks, asset classes, or sectors. The management of the Fund utilizes a combination of internally and externally managed strategies, and these are allocated in a complementary fashion in aiming to achieve the portfolio’s primary objective of income and secondary objective of capital appreciation.

At fiscal year-end, the Fund was allocated 15.6% to internally managed credit, 58.0% to externally managed credit, and 26.4% to government securities. The external-manager allocation included 1) Blackrock, which primarily invests in non-agency mortgage-backed securities, via both fixed and floating-rate securities, and 2) Muzinich, which mostly invests in U.S. high-yield bonds with credit ratings BB and lower. The internal-credit strategy employs quantitative tools and/or fundamental analysis in order to provide overall portfolio balance across actively and passively managed credit sectors, including asset-backed securities, preferred securities, and others.

18

Old Westbury Funds, Inc.
Credit Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR

Sector:	Percentage of Net Assets
Asset-Backed Securities	28.2%
Bank Loans	0.1
Collateralized Mortgage Obligations	16.8
Commercial Mortgage-Backed Securities	2.4
Corporate Bonds	7.8
U.S. Government Agencies and Securities	17.2
Other*	27.5
100.0%

*	Includes cash and equivalents, exchange traded funds, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
19

Old Westbury Funds, Inc.
Credit Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2020
Credit Income Fund
Since Inception date of October 1, 2020	-0.10%

ICE Bank of America 1-10 Year U.S. Corporate Index
Since Inception date of October 1, 2020	0.06%

The index performance is not illustrative of the Fund’s performance and performance of the fund will differ; the use of the index performance is not intended to mask negative performance.

The Fund has been in existence for less than one year; cumulative performance may not be indicative of the Fund’s long-term potential. The Fund returns will fluctuate over long and short-term periods.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any), at 0.85%, as disclosed in the Funds’ prospectus dated September 28, 2020. The expense ratio, prior to fee waivers and including acquired fund fees and expenses (if any), is stated in the prospectus as 0.95%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2020 can be found in the Financial Highlights.

Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility. The Fund may invest in instruments that are volatile, speculative or otherwise risky. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

20

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited)

The Old Westbury Fixed Income Fund (the “Fund”) returned 5.23% for the fiscal year ended October 31, 2020. In comparison, the return of the ICE Bank of America U.S. Corporate & Government 1-10 Year AAA-A US Corporate & Government Index (the “Index”) was 5.45%.

The Fund’s 2020 fiscal year began on a generally positive note in November 2019. Although economic data appeared to be slowing, progress on trade deals and recent interest rate cuts combined with supportive statements by the Federal Reserve buoyed market sentiment. As the calendar year turned however, news of the highly contagious virus that would define 2020 began to emerge. By the end of the first calendar quarter, it became clear that COVID-19, as the virus came to be known, would dominate every aspect of life during 2020. In March, broad stay-at-home orders were issued globally, shutting down significant parts of the economy and resulting in record-breaking job losses. Equities sold off sharply and liquidity dried up in fixed income markets. Governments around the world responded quickly and aggressively to this crisis. In the U.S., the Federal Reserve (Fed) lowered the Federal Funds rate to zero and began a very large-scale bond-buying program. In conjunction with the Treasury Department, the Fed introduced a number of lending programs intended in aiming to stabilize markets, provide liquidity and restore confidence. Congress passed the CARES Act which provided support to individuals and businesses financially impacted by COVID-19. On several measures, these actions were successful in supporting markets and the economy: equities have rebounded, credit is broadly available and as the initial wave of the virus subsided, many businesses were able to reopen and many unemployed workers were reemployed. Nonetheless, as the fiscal year came to a close, the virus continued to be both a health and economic threat to the U.S.

During the Fund’s fiscal year, Treasury yields declined across the yield curve, most significantly for shorter maturities where the Fed’s zero-rate policy and bond-buying program have the most impact. Longer-term rates have fluctuated within a relatively tight range throughout the year, drifting slightly higher as expectations for a vaccine that would end the health crisis gained traction, but remain near historic lows. Investment-grade corporate bonds underperformed Treasury securities during the fiscal year as a result of the sharp spread widening at the beginning of the pandemic. During the second half of the fiscal year, investment-grade bonds outperformed Treasury securities.

The Fund began the fiscal year with higher-than-benchmark duration (price sensitivity to interest rate moves), on the expectation that the economy would continue to slow and the Fed would take more aggressive action. Typically, as the economy weakens, the bond market rallies, with most benefit accruing to the intermediate part of the curve. Longer-dated securities may also benefit as yields respond to lower expected growth and inflation. The Fund was also underweight corporate bonds relative to the benchmark. Corporate spreads were near all-time lows at the beginning of the year. Given the team’s conviction that the economy would continue to weaken, investment grade bonds did not appear compelling. The Fund benefited from this positioning at the onset of the pandemic when Treasury yields declined and corporate spreads widened. The team maintained a long-duration bias during the second half of the year but shifted to target an overweight in corporate bonds to take advantage of wider credit spreads.

The outlook for the U.S. economy remains uncertain. Economic recovery is closely tied to the path of the pandemic. While there is encouraging news with respect to development of an effective vaccine, infection rates are increasing across the globe and the threat of the virus will remain a concern until a large portion of the population is vaccinated. Meanwhile, the recovery has been spotty. The goods-producing sector has rebounded from the worst of the crisis, but the services sector, which accounts for the greater part of the U.S. economy, has lagged. Inflation, both domestically and globally, remains muted. While the Federal Reserve has indicated its intention to support the economy through accommodative monetary policy, the prospect of divided government in the U.S. puts in question the extent of additional fiscal support.

The team’s current strategy is to maintain the portfolio duration slightly higher than the benchmark and an overweight position in credit-related assets, including investment-grade corporate bonds, high-quality asset-backed securities (ABS), collateralized loan obligations (CLOs), and taxable-municipal bonds. A small exposure will be maintained in U.S. Treasury Inflation-Protected Securities (TIPS), which helps protect against a possible increase in inflation. At fiscal year-end, credit represented approximately 35% of market value of the Fund, of which ABS and CLOs accounted for under 5%.

21

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY SECTOR

Sector:	Percentage of Net Assets
Asset-Backed Securities	3.6%
Collateralized Mortgage Obligations	0.0 *
Corporate Bonds	29.8
Municipal Bonds	0.9
U.S. Government Agencies and Securities	64.9
Other**	0.8
100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
22

Old Westbury Funds, Inc.
Fixed Income Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2020

Fixed Income Fund
One Year	5.23%
Five Year	2.77%
Ten Year	2.08%

ICE Bank of America 1-10 Year AAA-A U.S. Corporate & Government Index
One Year	5.45%
Five Year	3.05%
Ten Year	2.60%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated February 28, 2020 as 0.70%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2020 can be found in the Financial Highlights.

The chart shown above illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The ICE Bank of America 1-10 Year AAA-A U.S. Corporate & Government Index also includes the reinvestment of distributions but does not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America 1-10 Year AAA-A U.S. Corporate & Government Index is unmanaged. Investments cannot be made directly in an index.

The Fund is subject to risks such as credit, prepayment and interest rate risk associated with the underlying bond holdings in the Fund. The value of the Fund can decline as interest rates rise and an investor can lose principal.

23

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury Municipal Bond Fund (the “Fund”) for the fiscal year ended October 31, 2020, was 3.38%. In comparison, the return of the primary benchmark, the ICE Bank of America 1-12 Year AAA-AA Municipal Securities Index (the “Index”), was 3.58%.

The municipal bond market’s momentum in 2019 continued in 2020 with one notable exception, the spike in volatility experienced in March / April. As in the prior year, the momentum in municipals was primarily attributable to several key tenets of the tax package that disproportionately affected the supply / demand backdrop for the asset class (the cap on the state/local tax deduction, the removal of the advanced refunding option, etc.). On the supply side of the equation, tax exempt supply was significantly lower than historical levels due to the removal of the advanced refunding option and a related shift to taxable muni issuance (given favorable economics of that transaction and a broader buyer base). The lower-supply tailwind was bolstered by continued strong demand from investors given an increasingly onerous tax regime on the state / local level. Despite the constructive backdrop, 2020 was not without trials for municipals; the asset class saw a significant sell-off in March given a funding squeeze for some levered mutual funds, and the onset of COVID-related shutdowns created significant investor trepidation in related sectors (airports, toll roads, hospitals, etc.). The swift and significant action taken by the Fed, in particular the Municipal Liquidity Facility, helped to assuage investor concerns, and the market normalized over the balance of the year.

Over the course of the year, the Fund was positioned with a long-duration posture relative to the benchmark in order to take advantage of the momentum within the asset class, which ultimately contributed to performance. Curve positioning was also additive as the curve flattened and the fund held an underweight front-end and overweight long-end stance. Credit positioning also worked well over the course of the year as the Fund’s credit barbell around AA insulated the Fund against volatility while managing to capture spread compression after the tumultuous March / April period. The most significant performance detractor was bond selection as several names have yet to recover to pre-COVID levels given ongoing macroeconomic headwinds.

24

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE

State:	Percentage of Net Assets
Alabama	1.0%
Arizona	1.7
Arkansas	0.2
California	3.2
Colorado	1.4
Connecticut	2.6
Delaware	2.6
District of Columbia	1.8
Florida	2.0
Georgia	4.4
Hawaii	1.8
Idaho	0.1
Illinois	0.2
Indiana	0.1
Iowa	0.6
Kansas	0.0 *
Maine	0.1
Maryland	5.8
Massachusetts	4.0
Michigan	0.3
Minnesota	1.1
Mississippi	0.4
Missouri	0.1
Montana	0.1
New Hampshire	0.2
New Jersey	2.1
New York	16.5
North Carolina	2.4
Ohio	3.4
Oklahoma	1.0
Oregon	1.1
Pennsylvania	1.1
Rhode Island	0.3
South Carolina	0.6
South Dakota	0.9
Tennessee	0.3
Texas	17.2
Utah	0.5
Virginia	4.9
Washington	2.6
Wisconsin	1.7
Other**	7.6
100.0%

*	Represents less than 0.01% of net assets.
**	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
25

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2020

Municipal Bond Fund
One Year	3.38%
Five Year	2.26%
Ten Year	1.95%

ICE Bank of America 1-12 Year AAA-AA Municipal Securities Index
One Year	3.58%
Five Year	2.54%
Ten Year	2.61%

Lipper Short-Intermediate Municipal Debt Funds Index
One Year	3.37%
Five Year	2.21%
Ten Year	2.10%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated February 28, 2020 as 0.68%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2020 can be found in the Financial Highlights.

The chart shown above illustrates the total value of a $10,000 investment for 10 years, with distributions reinvested. The ICE Bank of America 1-12 Year AAA-AA Municipal Securities Index and the Lipper Short-Intermediate Municipal Debt Funds Index also include the reinvestment of distributions but do not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America 1-12 Year AAA-AA Municipal Securities Index and the Lipper Short-Intermediate Municipal Debt Funds Index are unmanaged. Investments cannot be made directly in an index.

26

Old Westbury Funds, Inc.
Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes.

27

Old Westbury Funds, Inc.
California Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury California Municipal Bond Fund (the “Fund”) for the fiscal year ended October 31, 2020, was 3.30%. In comparison, the return of the primary benchmark, the ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index (the “Index”), was 3.86%.

Over the course of the year, the Fund was positioned with a long-duration posture relative to the benchmark in order to take advantage of the momentum within the asset class, which ultimately contributed to performance. Curve positioning was also additive as the curve flattened and the fund held an underweight front-end and overweight long-end stance, though significant underweights in the belly of the curve dampened that somewhat. Credit positioning posed a headwind to performance over the year as certain AA and A credit spreads widened during the March / April volatility and have yet to fully recover. As a reminder, the Fund is compared to a national index of municipal securities, which can cause deviation over time based on the performance of California municipals relative to the rest of the market.

28

Old Westbury Funds, Inc.
California Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE

Percentage
State:	of Net Assets
California	88.2%
Other*	11.8
100.0%

*	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
29

Old Westbury Funds, Inc.
California Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2020
California Municipal Bond Fund
One Year	3.30%
Since Inception date of December 4, 2018	4.23%

ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index
One Year	3.86%
Since Inception date of December 4, 2018	4.90%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated February 28, 2020 as 0.78%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2020 can be found in the Financial Highlights.

The chart shown illustrates the total value of a $10,000 investment for 1 Year and 11 Months, with distributions reinvested. The ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index also includes the reinvestment of distributions but does not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index is unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes. The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

30

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Investment Adviser’s Report (Unaudited)

The return of the Old Westbury New York Municipal Bond Fund (the “Fund”) for the fiscal year ended October 31, 2020, was 2.69%. In comparison, the return of the primary benchmark, the ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index (the “Index”), was 3.86%.

Over the course of the year, the Fund was positioned with a long-duration posture relative to the benchmark in order to take advantage of the momentum within the asset class, which ultimately contributed to performance. Curve positioning was also additive as the curve flattened and the fund held an underweight front-end and overweight long-end stance, though significant underweights in the belly of the curve dampened that somewhat. Credit positioning posed a headwind to performance over the year as certain AA and A credit spreads widened during the March / April volatility and have yet to fully recover (NY was certainly hit disproportionately hard during the spike in COVID-19 over the winter/spring months). As a reminder, the Fund is compared to a national index of municipal securities, which can cause deviation over time based on the performance of New York municipals relative to the rest of the market.

31

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

PORTFOLIO DIVERSIFICATION BY STATE

State:	Percentage of Net Assets
New York	88.9%
Other*	11.1
100.0%

*	Includes cash and equivalents, Corporate Bonds, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
32

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Investment Adviser’s Report (Unaudited) - (Continued)

Average Annual Total Returns
For the Period Ended October 31, 2020
New York Municipal Bond Fund
One Year	2.69%
Since Inception date of December 4, 2018	4.21%

ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index
One Year	3.86%
Since Inception date of December 4, 2018	4.90%

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Fund performance reflects fee waivers and/or expense reimbursements and reinvestments of distributions, if any. Without waivers/reimbursements, performance would have been lower. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

The Adviser has contractually committed through October 31, 2021, to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses (if any) at 0.57%. The expense ratio, prior to fee waivers and including acquired fund fees (if any), is stated in the prospectus dated February 28, 2020 as 0.78%. Additional information pertaining to the Fund’s expense ratio for the year ended October 31, 2020 can be found in the Financial Highlights.

The chart shown above illustrates the total value of a $10,000 investment for 1 Year and 11 Months, with distributions reinvested. The ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index also includes the reinvestment of distributions but does not include fees, expenses and income taxes associated with an investment in the Fund. The ICE Bank of America 3-7 Year AAA-AA Municipal Securities Index is unmanaged. Investments cannot be made directly in an index.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes The Fund is non-diversified, meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

33

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Period Ended October 31, 2020

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 through October 31, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

			Actual	Actual
	Actual	Actual	Expenses Paid	Expense Ratio
	Beginning	ending	During Period*	During Period**
	Account Value	Account value	05/01/2020	05/01/2020
	05/01/2020	10/31/2020	- 10/31/2020	- 10/31/2020
All Cap Core Fund	$1,000.00	$1,174.60	$5.30	0.97%
All Cap ESG Fund	1,000.00	1,073.70	5.21	1.00%
Small & Mid Cap Strategies Fund	1,000.00	1,177.80	6.08	1.11%
Large Cap Strategies Fund	1,000.00	1,152.60	5.95	1.10%
Credit Income Fund***	1,000.00	999.00	0.70	0.85%
Fixed Income Fund	1,000.00	1,006.70	2.88	0.57%
Municipal Bond Fund	1,000.00	1,030.50	2.91	0.57%
California Municipal Bond Fund	1,000.00	1,028.80	2.91	0.57%
New York Municipal Bond Fund	1,000.00	1,033.90	2.91	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/366 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
***	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 30/366 to reflect the period of the Fund’s operations.
34

Old Westbury Funds, Inc.
Disclosure of Fund Expenses (Unaudited) - (Continued)
For the Period Ended October 31, 2020

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

			Hypothetical	Hypothetical
	Hypothetical	Hypothetical	Expenses Paid	Expense Ratio
	Beginning	Ending	During Period*	During Period**
	Account Value	Account Value	05/01/2020	05/01/2020
	05/01/2020	10/31/2020	- 10/31/2020	- 10/31/2020
All Cap Core Fund	$1,000.00	$1,020.26	$4.93	0.97%
All Cap ESG Fund	1,000.00	1,020.11	5.08	1.00%
Small & Mid Cap Strategies Fund	1,000.00	1,019.56	5.63	1.11%
Large Cap Strategies Fund	1,000.00	1,019.61	5.58	1.10%
Credit Income Fund***	1,000.00	1,003.40	0.70	0.85%
Fixed Income Fund	1,000.00	1,022.27	2.90	0.57%
Municipal Bond Fund	1,000.00	1,022.27	2.90	0.57%
California Municipal Bond Fund	1,000.00	1,022.27	2.90	0.57%
New York Municipal Bond Fund	1,000.00	1,022.27	2.90	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 184/366 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
***	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 30/366 to reflect the period of the Fund’s operations.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

35

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	October 31, 2020

Shares		Value
COMMON STOCKS — 94.5%
Banks — 0.7%
207,856	Bank of America Corp.	$4,926,187
265,812	Citigroup, Inc.	11,009,933
		15,936,120
Communication Services — 13.6%
59,865	Alphabet, Inc. - Class C(a)	97,041,764
87,609	Charter Communications, Inc. - Class A(a)	52,900,067
297,229	Facebook, Inc. - Class A(a)	78,203,922
135,426	Match Group, Inc.(a)	15,815,048
158,620	Sea Ltd. - ADR(a)	25,014,374
539,039	Tencent Holdings Ltd. - Class H	41,092,815
		310,067,990
Consumer Discretionary — 14.8%
126,590	Advance Auto Parts, Inc.	18,644,175
133,174	Alibaba Group Holding Ltd. - ADR(a)	40,576,786
30,809	Amazon.com, Inc.(a)	93,540,745
82,564	Burlington Stores, Inc.(a)	15,982,739
508,899	Dollarama, Inc.	17,524,796
254,450	Hilton Worldwide Holdings, Inc.	22,343,255
107,769	Home Depot, Inc. (The)	28,743,070
52,235	LVMH Moet Hennessy Louis Vuitton SE	24,474,035
410,112	NIKE, Inc. - Class B	49,246,249
214,055	Ross Stores, Inc.	18,231,064
183,680	Wyndham Hotels & Resorts, Inc.	8,542,957
		337,849,871
Consumer Staples — 2.0%
299,865	PepsiCo, Inc.	39,969,006
300,200	US Foods Holding Corp.(a)	6,274,180
		46,243,186
Diversified Financials — 4.0%
38,447	BlackRock, Inc.	23,037,827
619,085	Blackstone Group, Inc. (The) - Class A	31,214,266
146,774	Nasdaq, Inc.	17,758,186
59,222	S&P Global, Inc.	19,112,716
		91,122,995
Energy — 0.4%
114,979	Pioneer Natural Resources Co.	9,147,729
Health Care — 14.0%
68,757	Cooper Cos, Inc. (The)	21,936,921
265,219	Danaher Corp.	60,878,369
274,371	IQVIA Holdings, Inc.(a)	42,250,390
89,294	Laboratory Corp. of America Holdings(a)	17,838,262
101,293	STERIS Plc	17,948,107
40,380	Teleflex, Inc.	12,850,127
128,829	Thermo Fisher Scientific, Inc.	60,951,577
139,698	UnitedHealth Group, Inc.	42,627,448
Shares		Value
Health Care (continued)
19,384	West Pharmaceutical Services, Inc.	$5,273,805
232,107	Zoetis, Inc.	36,800,565
		319,355,571
Industrials — 10.0%
272,051	A.O. Smith Corp.	14,062,316
73,648	Cintas Corp.	23,165,978
146,224	Dover Corp.	16,188,459
105,523	Equifax, Inc.	14,414,442
385,144	Fortive Corp.	23,724,870
394,859	IAA, Inc.(a)	22,345,071
41,152	IDEX Corp.	7,011,889
45,115	L3Harris Technologies, Inc.	7,268,478
2,205,642	Rentokil Initial Plc(a)	15,030,026
190,756	Safran SA(a)	20,110,214
307,122	Union Pacific Corp.	54,418,947
58,344	Verisk Analytics, Inc.	10,383,482
		228,124,172
Information Technology — 28.2%
44,250	Adobe, Inc.(a)	19,784,175
214,872	Amphenol Corp. - Class A	24,246,157
48,761	ANSYS, Inc.(a)	14,841,386
950,903	Apple, Inc.	103,515,301
113,839	CDW Corp.	13,956,661
122,575	CMC Materials, Inc.	17,428,939
351,668	Fidelity National Information Services, Inc.	43,814,316
706,801	Microsoft Corp.	143,105,998
61,640	Nice Ltd. - ADR(a)	14,069,946
23,673	Paycom Software, Inc.(a)	8,619,103
134,008	salesforce.com, Inc.(a)	31,126,038
52,049	ServiceNow, Inc.(a)	25,898,021
140,300	SS&C Technologies Holdings, Inc.	8,308,566
119,139	Synopsys, Inc.(a)	25,479,067
343,854	Texas Instruments, Inc.	49,717,850
468,513	Visa, Inc. - Class A	85,133,497
154,057	Vontier Corp.(a)	4,427,598
93,935	WEX, Inc.(a)	11,887,474
		645,360,093
Insurance — 1.6%
95,445	Aon Plc - Class A	17,562,835
144,431	Chubb Ltd.	18,763,031
		36,325,866
Materials — 1.7%
93,575	Air Products & Chemicals, Inc.	25,849,158
110,598	AptarGroup, Inc.	12,618,126
		38,467,284
Real Estate — 1.3%
127,264	American Tower Corp. REIT	29,226,178

36

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
Utilities — 2.2%
344,400	Ameren Corp.	$27,937,728
148,708	American Water Works Co., Inc.	22,382,041
		50,319,769
Total Common Stocks (Cost $1,397,486,738)		2,157,546,824

EXCHANGE-TRADED FUNDS — 4.3%
722,000	Energy Select Sector SPDR Fund	20,735,840
2,613,000	Financial Select Sector SPDR Fund	62,346,180
150,420	Health Care Select Sector SPDR Fund	15,291,697

Total Exchange-Traded Funds (Cost $99,647,676)		98,373,717

INVESTMENT COMPANY — 1.2%
27,631,247	SEI Daily Income Trust Government II Fund - Class A, 0.01%(b)	27,631,247

Total Investment Company (Cost $27,631,247)		27,631,247

TOTAL INVESTMENTS — 100.0% (Cost $1,524,765,661)		$2,283,551,788

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		353,886
NET ASSETS — 100.0%		$2,283,905,674

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of October 31, 2020.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

37

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments	October 31, 2020

Shares		Value
COMMON STOCKS — 98.8%
Banks — 2.0%
557,980	Bank of China Ltd. - H Shares	$176,337
2,908	Bank of Montreal	173,153
225,603	China Minsheng Banking Corp. Ltd. - H Shares	123,387
7,565	Fifth Third Bancorp	175,659
20,365	SpareBank 1 SMN	174,710
		823,246
Communication Services — 7.7%
11,719	AT&T, Inc.	316,647
40,771	China Mobile Ltd.	247,966
3,672	Cogeco Communications, Inc.	255,770
9,800	Comcast Corp. - Class A	413,952
8,405	JCDecaux SA(a)	129,702
13,815	NTT DOCOMO, Inc.	512,908
517	Swisscom AG	262,912
3,167	Tencent Holdings Ltd. - Class H	241,431
7,297	Verizon Communications, Inc.	415,856
5,363	Yandex NV - Class A(a)	308,748
		3,105,892
Consumer Discretionary — 6.3%
4,713	Cheesecake Factory, Inc. (The)	140,071
1,421	Cracker Barrel Old Country Store, Inc.	161,738
7,958	Industria de Diseno Textil S.A.	196,394
93,130	Kingfisher Plc(a)	346,387
28,882	Mr. Price Group Ltd.	218,065
3,781	Starbucks Corp.	328,796
64,326	Super Retail Group Ltd.	505,952
2,319	Target Corp.	352,998
124,282	Xinyi Glass Holdings Ltd.	272,210
		2,522,611
Consumer Staples — 7.8%
38,350	Arca Continental SAB de CV	167,238
1,608	Clorox Co. (The)	333,258
13,335	Coca-Cola European Partners Plc	476,193
1,470	Hershey Co. (The)	202,066
3,375	Kimberly-Clark Corp.	447,491
4,886	PepsiCo, Inc.	651,255
2,680	Reckitt Benckiser Group Plc	236,093
9,874	Seven & i Holdings Co. Ltd.	299,818
11,713	Tate & Lyle Plc	90,317
3,815	Unilever NV	215,714
		3,119,443
Diversified Financials — 11.4%
12,106	3i Group Plc	150,717
765	FactSet Research Systems, Inc.	234,473
169,166	GF Securities Co. Ltd. - Class H	217,990
4,274	Hong Kong Exchanges & Clearing Ltd.	204,093
7,550	IGM Financial, Inc.	165,757
Shares		Value
Diversified Financials (continued)
26,503	Janus Henderson Group Plc	$644,023
88,749	Jupiter Fund Management Plc	266,971
11,992	Lazard Ltd. - Class A	403,771
985	Moody’s Corp.	258,956
4,849	Morgan Stanley	233,479
2,232	Morningstar, Inc.	424,928
745	MSCI, Inc.	260,631
2,826	S&P Global, Inc.	912,035
16,295	UBS Group AG	189,171
		4,566,995
Energy — 1.7%
7,912	Aker BP ASA	122,907
27,682	ARC Resources Ltd.	136,301
19,486	Eni SpA	136,416
12,245	Equinor ASA	155,521
26,050	MOL Hungarian Oil & Gas Plc(a)	126,289
		677,434
Health Care — 17.5%
3,197	Abbott Laboratories	336,037
4,399	Agilent Technologies, Inc.	449,094
1,557	Amgen, Inc.	337,776
951	Anthem, Inc.	259,433
43,598	Astellas Pharma, Inc.	597,575
1,543	AstraZeneca Plc	155,239
4,061	Baxter International, Inc.	315,012
1,566	Biogen, Inc.(a)	394,742
1,181	CSL Ltd.	238,710
3,226	Danaher Corp.	740,496
33,787	Fleury SA	161,811
49,805	Hartalega Holdings Behrad	215,762
3,200	Medtronic Plc	321,824
4,897	Merck & Co., Inc.	368,303
8,971	Novo Nordisk A/S - B Shares	576,196
12,656	Pfizer, Inc.	449,035
1,997	Quest Diagnostics, Inc.	243,913
787	Roche Holding AG	252,978
2,477	Sanofi	223,199
814	Thermo Fisher Scientific, Inc.	385,120
		7,022,255
Industrials — 10.6%
4,930	Allison Transmission Holdings, Inc.	178,219
7,483	Deutsche Post AG	331,520
7,173	Ebara Corp.	197,935
1,120	General Dynamics Corp.	147,090
15,168	Hino Motors Ltd.	115,323
1,319	Illinois Tool Works, Inc.	258,366
13,420	Kongsberg Gruppen ASA	217,326
566	Lockheed Martin Corp.	198,174
2,291	ManpowerGroup, Inc.	155,490
1,464	Norfolk Southern Corp.	306,152
587	Northrop Grumman Corp.	170,124

38

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
Industrials (continued)
2,540	Regal Beloit Corp.	$250,571
82,253	Royal Mail Plc	241,889
17,668	Sandvik AB(a)	314,706
1,620	Siemens AG	189,993
818	Siemens Energy AG(a)	17,899
7,744	Signify NV(a)(b)	275,892
3,896	Thomson Reuters Corp.	302,895
5,407	Toyota Tsusho Corp.	149,720
2,392	Waste Management, Inc.	258,121
		4,277,405
Information Technology — 21.7%
3,303	Accenture Plc - Class A	716,454
6,161	Amdocs Ltd.	347,357
4,747	Apple, Inc.	516,758
2,183	Atos SE(a)	148,986
1,402	CACI International, Inc. - Class A(a)	292,359
5,229	Canon, Inc.	89,926
5,614	Cognizant Technology Solutions Corp. - Class A	400,952
3,321	Fujitsu Ltd.	387,786
12,571	Intel Corp.	556,644
2,879	International Business Machines Corp.	321,469
1,239	Intuit, Inc.	389,888
1,460	Jack Henry & Associates, Inc.	216,445
16,750	Juniper Networks, Inc.	330,310
3,226	Leidos Holdings, Inc.	267,758
2,860	Logitech International S.A.	240,790
4,996	Micron Technology, Inc.(a)	251,499
4,579	Microsoft Corp.	927,110
2,219	NXP Semiconductors NV	299,831
5,871	Oracle Corp.	329,422
1,641	SAP SE	174,854
4,479	Seagate Technology Plc	214,186
2,423	Synopsys, Inc.(a)	518,183
3,042	Texas Instruments, Inc.	439,843
6,720	TietoEVRY Oyj	167,485
8,115	Western Union Co. (The)	157,756
		8,704,051
Insurance — 2.8%
4,399	MetLife, Inc.	166,502
1,657	Muenchener Rueckversicherungs-Gesellschaft AG	387,507
3,648	Principal Financial Group, Inc.	143,075
4,727	Prudential Financial, Inc.	302,622
417	Zurich Insurance Group AG	138,250
		1,137,956
Materials — 4.3%
9,059	Anglo American Plc	212,562
10,625	Cabot Corp.	403,856
4,472	LyondellBasell Industries NV - Class A	306,108
5,119	Newmont Corp.	321,678
Shares		Value
Materials (continued)
1,986	Packaging Corp. of America	$227,377
7,265	Westrock Co.	272,801
		1,744,382
Real Estate — 3.2%
14,035	Brandywine Realty Trust REIT	122,947
82,790	CapitaLand Ltd.	155,767
8,982	Castellum AB	187,142
65,170	China Overseas Land & Investment Ltd.	163,083
50,535	China Resources Land Ltd.	205,660
1,195	Gecina SA REIT	148,361
112,469	Swire Properties Ltd.	301,029
		1,283,989
Utilities — 1.8%
17,164	Cia de Saneamento Basico do Estado de Sao Paulo	127,280
19,195	E.ON SE	200,125
19,378	Enagas SA	418,195
		745,600
Total Common Stocks (Cost $38,611,569)		39,731,259

INVESTMENT COMPANY — 1.0%
395,884	SEI Daily Income Trust Government II Fund - Class A, 0.01%(c)	395,884

Total Investment Company (Cost $395,884)		395,884

TOTAL INVESTMENTS — 99.8% (Cost $39,007,453)		$40,127,143

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		64,448
NET ASSETS — 100.0%		$40,191,591

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	The rate shown represents the current yield as of October 31, 2020.

The following abbreviations are used in the report:

REIT — Real Estate Investment Trust

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	October 31, 2020

Shares		Value
COMMON STOCKS — 86.8%
ARGENTINA — 0.4%
24,149	MercadoLibre, Inc.(a)	$29,318,093

AUSTRALIA — 2.2%
455,515	Accent Group Ltd.	531,500
300,127	Adairs Ltd.	799,534
608,555	Adelaide Brighton Ltd.	1,210,540
67,116	Altium Ltd.	1,753,994
587,263	Ansell Ltd.	16,589,887
4,438,361	Aurelia Metals Ltd.	1,450,669
1,210,996	Austal Ltd.	2,306,773
501,262	Australian Pharmaceutical Industries Ltd.	385,808
31,724	Baby Bunting Group Ltd.	90,979
140,436	Base Resources Ltd.	23,197
746,989	BlueScope Steel Ltd.	7,697,345
1,404,692	Boral Ltd.	4,502,345
6,260	Brickworks Ltd.	76,167
1	Castile Resources Ltd.(a)	0
495,394	Champion Iron Ltd.(a)	1,169,992
125,430	Class Ltd.	195,725
37,558	Clover Corp. Ltd.	46,727
41,728	Codan Ltd.	346,101
180,582	Computershare Ltd.	1,542,210
1,832,840	CSR Ltd.	5,681,407
895,089	Dacian Gold Ltd.(a)	223,351
134,080	Data#3 Ltd.	587,144
2,034,205	Deterra Royalties Ltd.(a)	5,619,272
58,170	Eagers Automotive Ltd.	444,040
1,063,675	Estia Health Ltd.	994,382
281,214	Hansen Technologies Ltd.	778,800
982,030	Harvey Norman Holdings Ltd.	3,064,788
2,034,205	Iluka Resources Ltd.	7,363,677
494,636	Imdex Ltd.	418,953
1,801,117	Independence Group NL	5,621,053
44,455	Infomedia Ltd.	48,433
229,218	Integrated Research Ltd.	565,521
130,162	JB Hi-Fi Ltd.	4,339,404
67,922	Johns Lyng Group Ltd.	147,524
277,152	Jupiter Mines Ltd.	55,521
133,132	Kogan.com Ltd.	1,926,778
364,347	MACA Ltd.	211,282
888,753	Macmahon Holdings Ltd.	149,929
23,600	Mastermyne Group Ltd.	13,188
1,053,240	Mayne Pharma Group Ltd.(a)	222,096
50,823	McMillan Shakespeare Ltd.	333,657
570,199	Mineral Resources Ltd.	10,003,772
23,203	MNF Group Ltd.	73,392
2,265,708	Mount Gibson Iron Ltd.	1,082,943
442,310	Navigator Global Investments Ltd.	478,785
319,350	Netwealth Group Ltd.	3,878,854
16,484	Nick Scali Ltd.	96,169
227,702	Nufarm Ltd.(a)	550,577
Shares		Value
AUSTRALIA (continued)
14,953	Objective Corp. Ltd.	$136,741
28,928	OFX Group Ltd.	25,315
4,455,590	Orora Ltd.	8,080,118
1,195,009	OZ Minerals Ltd.	12,481,959
89,398	People Infrastructure Ltd.	209,250
2,661,523	Perenti Global Ltd.	1,954,966
117,732	Perseus Mining Ltd.(a)	100,546
101,435	Praemium Ltd.(a)	46,344
13,624	Premier Investments Ltd.	204,454
27,448	Pro Medicus Ltd.	624,906
7,456	PWR HOLDINGS Ltd.	23,793
492,007	Redbubble Ltd.(a)	1,493,990
227,682	Regis Healthcare Ltd.	164,839
931,756	Regis Resources Ltd.	2,717,960
22,840	Reject Shop Ltd. (The)(a)	99,857
317,565	RPMGlobal Holdings Ltd.(a)	241,073
845,706	Sandfire Resources NL	2,627,450
271,079	SEEK Ltd.(b)	4,098,539
1,572,046	Sigma Healthcare Ltd.(a)	585,644
2,425,338	South32 Ltd.	3,460,677
58,562	Southern Cross Electrical Engineering Ltd.	18,112
1,497,858	Technology One Ltd.	9,443,997
4,364	Tiger Resources Ltd.(a)	1
407,833	Vita Group Ltd.	283,799
237,652	Vocus Group Ltd.(a)	576,306
1,245,672	Western Areas Ltd.	1,685,494
		147,080,315
AUSTRIA — 0.0%
15,073	ANDRITZ AG	507,682
1,515	Fabasoft AG	71,283
869	Palfinger AG	20,080
3,867	Semperit AG Holding(a)	99,081
14,896	Strabag SE(a)	431,979
10,825	Telekom Austria AG	72,870
595	UBM Development AG	18,641
11,200	Vienna Insurance Group AG Wiener Versicherung Gruppe	227,227
34,360	Zumtobel Group AG	192,083
		1,640,926
BELGIUM — 0.4%
215,922	AGFA-Gevaert NV(a)	819,801
32,598	Barco NV	510,821
13,339	Bekaert SA	283,673
280,945	bpost SA(a)	2,488,367
12,200	Deceuninck NV - VVPR Strip(a)(b)	0
40,437	D’ieteren SA	2,027,431
33,267	Econocom Group SA(a)	73,149
5,307	Etablissements Franz Colruyt NV	314,107
19,889	EVS Broadcast Equipment SA	285,839
125,893	Galapagos NV(a)	14,867,347

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
BELGIUM (continued)
7,282	Intervest Offices & Warehouses NV REIT	$179,796
3,505	Ion Beam Applications	45,801
10,979	Melexis NV	834,968
78,715	Orange Belgium SA	1,310,954
14,890	Proximus SADP	289,518
780	Sofina SA	202,579
3,064	Tessenderlo Group SA(a)	104,200
10,715	Warehouses De Pauw CVA REIT	358,402
		24,996,753
BERMUDA — 0.4%
385,000	Argo Group International Holdings Ltd.	13,736,800
42,110	DHT Holdings, Inc.	202,549
264,140	James River Group Holdings Ltd.	12,343,262
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)	4,737
		26,287,348
BRAZIL — 0.3%
226,649	Afya Ltd. - Class A(a)	5,439,576
541,102	Cia Energetica de Minas Gerais - ADR	990,217
57,444	EDP - Energias do Brasil SA	170,291
221,685	Embraer SA - ADR(a)	913,342
210,300	Notre Dame Intermedica Participacoes SA	2,401,355
1,198,500	Petrobras Distribuidora SA	3,991,554
1,151,300	Rumo SA(a)	3,645,748
		17,552,083
CANADA — 2.3%
76,215	Absolute Software Corp.	862,660
62,100	AcuityAds Holdings, Inc.(a)	210,216
77,400	AGF Management Ltd. - Class B	331,723
25,907	AirBoss of America Corp.	348,071
14,800	Altius Minerals Corp.	117,529
225,500	Altus Group Ltd.	9,226,154
1,900	Andrew Peller Ltd. - Class A	14,817
172,900	Artis Real Estate Investment Trust REIT	1,082,328
15,600	Bird Construction, Inc.	74,704
13,800	Black Diamond Group Ltd.(a)	17,712
72,000	Boardwalk Real Estate Investment Trust REIT	1,447,242
11,200	Bridgemarq Real Estate Services	117,775
20,100	BRP, Inc.	1,085,638
466,209	CAE, Inc.	7,967,859
7,178	Canaccord Genuity Group, Inc.	35,666
9,110	Canadian Apartment Properties REIT	292,863
13,800	Canfor Corp.(a)	167,386
9,200	Canfor Pulp Products, Inc.	31,074
99,392	CanWel Building Materials Group Ltd.	455,071
Shares		Value
CANADA (continued)
69,800	Cascades, Inc.	$742,899
334,828	Celestica, Inc.(a)	1,967,802
41,612	Cogeco Communications, Inc.	2,898,441
700	Cogeco, Inc.	41,864
116,600	Descartes Systems Group, Inc. (The)(a)	6,252,274
1,614,940	Dollarama, Inc.	55,613,186
14,000	Dorel Industries, Inc. - Class B(a)	151,212
14,531	Dream Impact Trust - Units	57,696
65,302	DREAM Unlimited Corp. - Class A	865,596
24,800	Empire Co. Ltd. - Class A	676,634
67,827	Enerplus Corp.	123,201
106,282	Enghouse Systems Ltd.	5,273,814
21,600	ERO Copper Corp.(a)	282,909
22,300	Evertz Technologies Ltd.	197,006
30,283	Exco Technologies Ltd.	161,382
45,125	Finning International, Inc.	686,206
608,900	First Quantum Minerals Ltd.	6,997,117
275,800	H&R Real Estate Investment Trust REIT	2,119,787
40,100	Hardwoods Distribution, Inc.	719,651
31,939	High Liner Foods, Inc.	203,290
1,173,774	IAMGOLD Corp.(a)	4,307,751
124,629	Interfor Corp.(a)	1,404,099
160,178	Intertape Polymer Group, Inc.	1,821,434
30,100	Kinaxis, Inc.(a)	4,594,865
900	Lassonde Industries, Inc. - Class A	102,680
17,318	Leon’s Furniture Ltd.	241,643
56,500	Linamar Corp.	1,846,863
96,972	Medical Facilities Corp.	365,383
6,841	Metro, Inc.	319,123
700	Molson Coors Canada, Inc.	24,626
1,100	Morguard Corp.	79,468
72,866	Morguard North American Residential Real Estate Investment Trust REIT	755,295
10,000	Morguard Real Estate Investment Trust REIT	31,599
444,292	Mullen Group Ltd.	2,987,958
5,800	Neo Performance Materials, Inc.	50,673
48,550	Nexus Real Estate Investment Trust REIT - Units	58,670
6,300	North West Co., Inc. (The)	155,337
7,869	Open Text Corp.	289,115
26,000	Pizza Pizza Royalty Corp.	162,366
13,208	Polaris Infrastructure, Inc.	125,904
92,500	Precision Drilling Corp.(a)	64,569
53,600	Quebecor, Inc. - Class B	1,243,546
375,124	Real Matters, Inc.(a)	6,551,929
4,279	Richards Packaging Income Fund - Units	265,482
18,800	Richelieu Hardware Ltd.	505,454
175,000	Ritchie Bros Auctioneers, Inc.	10,610,250
91,300	Roxgold, Inc.(a)	118,554

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
CANADA (continued)
31,300	Russel Metals, Inc.	$416,535
15,600	Stantec, Inc.	447,989
36,100	Stelco Holdings, Inc.	394,518
34,000	Stella-Jones, Inc.	1,106,538
178,019	Transcontinental, Inc. - Class A	2,108,489
26,900	Tricon Residential, Inc.	220,886
19,236	Uni-Select, Inc.	87,929
29,500	Wajax Corp.	276,998
23,200	West Fraser Timber Co. Ltd.	1,075,980
136,000	Western Forest Products, Inc.	87,788
17,334	Winpak Ltd.	535,516
		155,762,257
CHINA — 3.7%
11,228,000	Agricultural Bank of China Ltd. - H Shares	3,794,564
11,452,000	Aluminum Corp. of China Ltd. - H Shares(a)	2,496,470
10,480,770	Bank of China Ltd. - H Shares	3,312,207
5,896,000	Bank of Communications Co. Ltd. - H Shares	2,897,615
290,195	Baozun, Inc. - ADR(a)	10,618,235
1,719,800	Beibuwan Port Co. Ltd.	2,568,226
4,297,800	Beijing Yanjing Brewery Co. Ltd.	5,583,684
1,751,000	Better Life Commercial Chain Share Co. Ltd.	2,946,900
70,000	China Animal Healthcare Ltd.(a)(b)	847
5,394,044	China Construction Bank Corp. - H Shares	3,722,430
6,820,000	China Galaxy Securities Co. Ltd. - H Shares	3,729,997
79,500	China Huiyuan Juice Group Ltd.(a)(b)	3,595
217,915	China Lesso Group Holdings Ltd.	351,925
4,603,800	China Minsheng Banking Corp. Ltd. - H Shares	2,517,912
3,213,000	China Railway Construction Corp. Ltd. - H Shares	2,171,702
5,998,000	China Railway Group Ltd. - H Shares	2,754,322
2,603,300	China Railway Tielong Container Logistics Co. Ltd.	1,939,904
7,152,000	China Telecom Corp. Ltd. - H Shares	2,251,000
2,911,295	Chongqing Changan Automobile Co. Ltd.(a)	7,182,103
496,000	Chongqing Department Store Co. Ltd.	2,673,894
6,384,000	CSG Holding Co. Ltd.	5,672,379
302,000	CT Environmental Group Ltd.(a)(b)	2,485
4,043,700	Daqin Railway Co. Ltd.	3,870,725
3,501,600	Dongfang Electric Corp. Ltd.	2,439,038
2,474,205	FAW Jiefang Group Co. Ltd.(a)	4,570,469
783,600	Fujian Star-net Communication Co. Ltd.	2,806,073
3,757,000	Greentown China Holdings Ltd.	6,077,108
147,065	Guangdong Investment Ltd.	217,776
Shares		Value
CHINA (continued)
3,325,700	Guangxi Liugong Machinery Co. Ltd.	$3,496,319
3,258,400	Guangzhou R&F Properties Co. Ltd. - H Shares	4,127,377
63,000	Harmonicare Medical Holdings Ltd.(a)(b)(c)	16,578
68,000	HOSA International Ltd.(a)(b)	477
106,937	I-Mab - ADR(a)	4,402,596
6,511,000	Industrial & Commercial Bank of China Ltd. - H Shares	3,661,781
155,150	JD.com, Inc. - ADR(a)	12,647,828
3,541,938	Jiangxi Copper Co. Ltd. - H Shares	4,212,405
7,489,000	Kingdee International Software Group Co. Ltd.	19,658,323
2,293,400	MLS Co. Ltd.	4,161,132
291,869	OneConnect Financial Technology Co. Ltd. - ADR(a)	5,878,242
5,511,600	ORG Technology Co. Ltd.	4,633,844
9,445,715	People’s Insurance Co. Group of China Ltd. (The) - H Shares	2,802,340
67,000	Real Gold Mining Ltd.(a)(b)	2,273
12,066,000	Shandong Nanshan Aluminum Co. Ltd.	4,234,348
1,698,000	Shenzhen Laibao Hi-tech Co. Ltd.	3,068,163
5,233,500	Sino-Ocean Group Holding Ltd.	999,107
255,000	Tenwow International Holdings Ltd.(a)(b)	12,499
1,856,367	Tongkun Group Co. Ltd.	4,194,287
15,813,400	Tongling Nonferrous Metals Group Co. Ltd.	5,124,369
1,655,200	UBS Beijing Hualian Hypermarket Co. Ltd. - A Shares(a)	1,062,258
8,249,000	UBS Beiqi Foton Motor Co. Ltd.(a)	3,828,938
9,838,200	UBS Rizhao Port Co. Ltd. - A Shares(a)	3,993,916
2,440,400	UBS Shandong Haihua Co. Ltd. - A Shares(a)	1,274,792
1,247,300	UBS Triangle Tyre Co. Pnote(a)	3,174,004
2,378,400	UBS Xiamen King Long Motor Group Co. Ltd. - A Shares(a)	2,367,673
3,635,300	Wuxi Taiji Industry Co. Ltd.	5,526,414
3,456,600	Xiaomi Corp. - Class B(a)(c)	9,809,120
1,799,374	Xuji Electric Co. Ltd.	3,786,063
104,500	Youyuan International Holdings Ltd.(a)(b)	658
4,859,600	Yunnan Aluminium Co. Ltd.(a)	3,984,082
2,740,300	Yunnan Copper Co. Ltd.(a)	5,070,196
284,646	Zai Lab Ltd. - ADR(a)	23,355,204
5,720,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	5,040,060
		248,781,251
DENMARK — 1.4%
31,872	ALK-Abello A/S(a)	10,630,648

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
DENMARK (continued)
232,695	Ambu A/S - Class B	$7,053,294
27,645	Bang & Olufsen A/S(a)	77,070
545	Brodrene A&O Johansen A/S - Preference Shares	48,259
33,502	Carlsberg A/S - Class B	4,240,162
65,795	D/S Norden A/S	931,547
64,077	DSV PANALPINA A/S	10,375,422
104,198	FLSmidth & Co. A/S(a)	2,657,929
75,828	Genmab A/S(a)	25,256,228
234,295	GN Store Nord A/S	16,850,033
22,477	H+H International A/S - Class B(a)	434,630
165,902	Matas A/S(a)	1,853,161
20,159	Napatech A/S(a)	23,228
16,317	Nilfisk Holding A/S(a)	223,874
4,279	North Media AS	42,978
4,888	Per Aarsleff Holding A/S	186,971
8,953	Rockwool International A/S - B Shares	3,498,841
574	RTX A/S	18,409
6,861	Schouw & Co. A/S	596,795
31,331	SimCorp A/S	3,735,016
67,873	Spar Nord Bank A/S(a)	584,014
30,532	Vestas Wind Systems A/S	5,211,266
8,340	Vestjysk Bank A/S(a)	3,601
		94,533,376
FINLAND — 0.7%
2,247	Aktia Bank Oyj(a)	23,212
7,013	Altia Oyj	75,633
4,578	Atria Oyj	49,532
62,141	BasWare Oyj(a)	2,685,011
12,798	Bittium Oyj(a)	88,238
12,549	Cargotec Oyj - B Shares	430,854
36,495	Caverion Oyj(a)	239,296
2,662	Elisa Oyj	130,956
1,931	eQ Oyj	30,361
10,333	Fiskars Oyj Abp	155,002
16,592	F-Secure Oyj(a)	67,633
14,434	Harvia Oyj	289,981
48,645	HKScan Oyj - A Shares(a)	106,397
35,234	Kamux Corp.	380,806
45,208	Kemira Oyj	558,630
5,286	Kojamo Oyj	108,967
54,145	Konecranes Oyj	1,702,613
20,870	Lassila & Tikanoja Oyj	315,980
72,487	Metsa Board Oyj	608,258
696	Olvi Oyj - A Shares	36,396
56,281	Oriola Oyj - Class B	118,641
78,729	Orion Oyj - Class B	3,369,660
2,441,797	Outotec Oyj	17,190,947
23,612	QT Group Oyj(a)	1,141,234
19,754	Raisio Oyj - V Shares	70,170
1,052	Remedy Entertainment Oyj	42,882
46,834	Revenio Group Oyj	1,917,258
Shares		Value
FINLAND (continued)
69,355	Sanoma Oyj	$1,020,984
4,399	Suominen Oyj	24,797
18,150	Tikkurila Oyj	290,441
3,578	Titanium Oyj	46,255
100,278	Tokmanni Group Corp.	1,595,329
72,779	Uponor Oyj	1,357,884
187,722	Vaisala Oyj - A Shares	7,816,011
169,599	Valmet Oyj	4,045,267
7,589	Verkkokauppa.com Oyj	44,192
59,819	YIT Oyj	315,735
		48,491,443
FRANCE — 0.6%
2,335	AKWEL	42,151
109,840	Atos SE(a)	7,496,388
2,144	Bigben Interactive(a)	35,158
369	Boiron SA	16,503
641	Cegedim SA(a)	16,648
402,461	Cellectis SA(a)	6,412,152
5,751	Chargeurs SA	111,721
7,085	Coface SA(a)	55,285
236,572	Derichebourg SA	693,766
6,116	Ekinops SAS(a)	41,812
3,886	Eurobio Scientific SA(a)	71,960
630	Exel Industries - A Shares(a)	28,689
6,465	Fnac Darty SA(a)	277,686
734	FOCUS HOME INTERACTIVE SA(a)	35,904
1,062	Groupe Guillin	25,356
5,483	Guerbet	185,187
658	Infotel SA	27,741
3,913	Ipsen SA	356,150
12,723	IPSOS	312,655
9,310	Korian SA(a)	262,180
320,412	Lectra	7,366,308
3,709	LNA Sante SA	191,361
10,806	Mercialys SA REIT	51,725
19,885	Mersen SA(a)	515,287
18,225	Metropole Television SA(a)	200,158
37,155	Nexans SA(a)	1,801,864
21,970	Nexity SA	616,653
34,891	Quadient	454,713
405,604	Rexel SA(a)	4,264,693
10,443	Rothschild & Co.(a)	268,789
865	Seche Environnement SA	34,907
4,871	Societe BIC SA	233,160
1,862	Somfy SA	259,361
6,666	Sopra Steria Group(a)	791,880
900	Synergie SA(a)	26,729
14,337	Tarkett SA(a)	173,654
166,446	Television Francaise 1(a)	977,007
5,012	Trigano SA	666,025
133,015	Valneva SE(a)	943,435

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
FRANCE (continued)
7,245	Virbac SA(a)	$1,685,885
		38,028,686
GERMANY — 1.8%
65,518	ADVA Optical Networking SE(a)	502,852
1,049,990	AIXTRON SE(a)	11,830,012
487,919	alstria office AG REIT	6,211,004
3,856	Atoss Software AG	538,905
5,042	Basler AG	300,654
9,584	Bauer AG(a)	100,458
979	Bertrandt AG	33,579
32,547	Carl Zeiss Meditec AG	4,203,746
100,948	CECONOMY AG(a)	446,526
9,690	CENTROTEC Sustainable AG(a)	178,310
267	Cewe Stiftung & Co. KGAA	25,437
8,519	CropEnergies AG	115,686
110,304	Deutsche EuroShop AG(a)	1,392,562
153,543	Deutz AG(a)	788,253
18,591	Draegerwerk AG & Co. KGaA - Preference Shares	1,493,983
19,565	Duerr AG	561,910
5,730	Elmos Semiconductor AG	126,662
82,521	Freenet AG	1,461,318
34,319	Gerresheimer AG	3,449,367
32,763	GFT Technologies SE	351,429
178,250	Hamburger Hafen und Logistik AG	2,985,261
174,692	HelloFresh SE(a)	9,342,623
2,258	Home24 SE(a)	43,086
13,241	Hornbach Baumarkt AG	522,775
4,645	Hornbach Holding AG & Co. KGaA	447,389
11,411	Hypoport SE(a)	5,973,754
34,040	Jungheinrich AG - Preference Shares	1,236,910
20,999	K+S AG	140,673
58,934	KION Group AG	4,587,714
31,497	Kloeckner & Co. SE(a)	177,178
26,023	Krones AG	1,485,678
239	KSB SE & Co. KGaA - Preference Shares	49,546
694	Leifheit AG	27,319
648	MBB SE	53,885
2,685	Mensch und Maschine Software SE	159,481
312,205	MorphoSys AG(a)	31,837,543
8,031	New Work SE	2,090,456
3,883	Norma Group SE	120,475
99	Paul Hartmann AG	38,049
69,077	ProSiebenSat.1 Media SE(a)	770,713
53,442	SAF-Holland SE(a)	453,737
1,486	Salzgitter AG(a)	21,633
26,331	Schaeffler AG - Preference Shares	160,231
438,227	Sirius Real Estate Ltd.	417,278
35,891	Software AG	1,285,778
2,388	STO SE & Co. KGaA - Preference Shares	298,698
Shares		Value
GERMANY (continued)
59,837	Symrise AG	$7,376,572
470,413	TAG Immobilien AG	13,860,975
43,925	Takkt AG(a)	465,529
29,615	Telefonica Deutschland Holding AG	74,742
751	Traffic Systems SE	22,741
1,269	Villeroy & Boch AG - Preference Shares	18,326
7,765	Wacker Chemie AG	748,981
18,541	Wacker Neuson SE(a)	340,749
10,337	Westwing Group AG(a)	317,106
19,733	Wuestenrot & Wuerttembergische AG	328,642
6,272	zooplus AG(a)	1,008,043
		123,402,922
GREECE — 0.1%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)	0
2,274,929	Alpha Bank AE(a)	1,147,228
3,407,374	Eurobank Ergasias SA(a)	1,129,799
939,392	National Bank of Greece SA(a)	980,933
367,190	OPAP SA	2,961,451
31,091	TT Hellenic Postbank SA(a)(b)	0
		6,219,411
HONG KONG — 0.5%
210,000	Analogue Holdings Ltd.	30,610
367,795	APT Satellite Holdings Ltd.	90,614
504,000	Bel Global Resources Holdings Ltd.(a)(b)	0
289,000	Brightoil Petroleum Holdings Ltd.(a)(b)	10,486
332,173	Build King Holdings Ltd.	34,278
28,000	Camsing International Holding Ltd.(a)(b)	786
4,994,704	Champion REIT	2,416,013
56,000	Cheuk Nang Holdings Ltd.	20,948
525,600	China Fiber Optic Network System Group Ltd.(a)(b)	3,559
6,603,000	China High Precision Automation Group Ltd.(a)(b)	0
54,000	China State Construction Development Holdings Ltd.(a)	3,831
3,158,000	China Unicom Hong Kong Ltd.	1,938,998
752,412	Chow Sang Sang Holdings International Ltd.	822,048
2,657,000	CITIC Telecom International Holdings Ltd.	843,111
2,632,711	COSCO SHIPPING Ports Ltd.	1,538,366
3,897,454	Cowell e Holdings, Inc.	1,709,299
232,099	Dah Sing Financial Holdings Ltd.	577,216

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
HONG KONG (continued)
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)	$11,979
2,900,000	Emperor Watch & Jewellery Ltd.(a)	34,041
256,000	First Pacific Co. Ltd.	79,252
722,000	Giordano International Ltd.	114,551
7,050,000	G-Resources Group Ltd.(a)	32,738
420,385	HKR International Ltd.	159,424
166,000	Hsin Chong Group Holdings Ltd.(a)(b)	1,405
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)	2,821
480,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	71,822
363,000	Hysan Development Co. Ltd.	1,154,202
504,000	International Housewares Retail Co. Ltd.	132,623
135,418	IT Ltd.(a)	18,690
246,000	Jacobson Pharma Corp. Ltd.	36,174
600,937	Johnson Electric Holdings Ltd.	1,241,794
100,500	Kerry Properties Ltd.	245,789
48,900	Lai Sun Development Co. Ltd.	42,261
16,000	Lai Sun Garment International Ltd.	14,447
59,774	Liu Chong Hing Investment Ltd.	47,958
136,000	Luk Fook Holdings International Ltd.	332,259
429,000	Mingfa Group International Co. Ltd.(a)(b)	3,116
114,000	Modern Dental Group Ltd.	19,263
3,507,000	Nine Dragons Paper Holdings Ltd.	4,659,413
44,788	Oriental Watch Holdings	14,039
2,063,274	Perfect Shape Medical Ltd.	739,878
5,997,000	Poly Property Group Co. Ltd.	1,725,032
935,000	Polytec Asset Holdings Ltd.	78,394
304,000	Prosperity REIT	86,269
313,560	Sino Biopharmaceutical Ltd.	316,290
200,000	SOCAM Development Ltd.(a)	31,474
476,230	Stella International Holdings Ltd.	487,134
3,590,000	Sun Art Retail Group Ltd.	3,880,581
161,156	Sun Hung Kai & Co. Ltd.	62,571
987,000	Sunlight Real Estate Investment Trust REIT	425,228
966,177	Tai Hing Group Holdings Ltd.	171,986
124,000	Tang Palace China Holdings Ltd.	11,196
1,118,564	Texwinca Holdings Ltd.	168,813
1,464,000	Time Interconnect Technology Ltd.	64,206
497,600	Tsit Wing International Holdings Ltd.	68,037
4,434,000	United Laboratories International Holdings Ltd. (The)	3,797,712
44,000	Up Energy Development Group Ltd.(a)(b)	137
1,101,300	Valuetronics Holdings Ltd.	451,501
545,841	Vincent Medical Holdings Ltd.	128,143
442,000	VSTECS Holdings Ltd.	276,517
34,166	VTech Holdings Ltd.	226,745
Shares		Value
HONG KONG (continued)
186,000	Wai Kee Holdings Ltd.	$88,771
24,209,667	Wang On Group Ltd.	159,264
8,676,000	Wang On Properties Ltd.	105,198
658,617	Yue Yuen Industrial Holdings Ltd.	1,072,138
241,010	Yuexiu Transport Infrastructure Ltd.	133,989
		33,267,428
HUNGARY — 0.0%
13,099	Richter Gedeon Nyrt	267,196
ICELAND — 0.1%
852,806	Ossur HF	5,603,544
INDIA — 0.4%
2,190,500	Bharat Heavy Electricals Ltd.	827,636
56,756	Chennai Super Kings Cricket Ltd.(a) (b)	323
1,759,740	DLF Ltd.	3,758,956
2,015	Dr Reddy’s Laboratories Ltd.	132,923
770	Greenlam Industries Ltd.	8,036
2,835	Hemisphere Properties India Ltd.(a)	2,594
89,379	IndiaMart InterMesh Ltd.(c)	5,844,626
222,645	Lupin Ltd.	2,731,707
1,246,624	State Bank of India(a)	3,183,532
3,811,824	Steel Authority of India Ltd.(a)	1,766,841
2,952,481	TV18 Broadcast Ltd.(a)	1,145,415
125,990	WNS Holdings Ltd. - ADR(a)	7,262,064
		26,664,653
INDONESIA — 0.0%
28,100	Asahimas Flat Glass Tbk PT(a)	4,592
9,876,000	Bakrie Telecom Tbk PT(a)(b)	6,331
2,616,900	Hanson International Tbk PT(a)(b)	3,355
22,129,300	Perusahaan Gas Negara Tbk PT	1,626,598
995,300	Rimo International Lestari Tbk PT(a) (b)	1,276
117,500	Sinar Mas Agro Resources & Technology Tbk PT(a)	24,103
1,313,000	Trada Alam Minera Tbk PT(a)(b)	1,683
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)	0
539,500	Tunas Ridean Tbk PT	47,402
		1,715,340
IRELAND — 0.1%
268,912	Alkermes Plc(a)	4,369,820
52,828	COSMO Pharmaceuticals NV(a)	4,269,104
2,679	Grafton Group Plc - Units(a)	23,340
270,870	Greencore Group Plc	317,401
		8,979,665
ISRAEL — 2.0%
3,563	Albaad Massuot Yitzhak Ltd.(a)	78,955
22,841	Ashtrom Properties Ltd.	128,931
6,688	Bayside Land Corp.	46,827

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
ISRAEL (continued)
2,733,624	Bezeq The Israeli Telecommunication Corp. Ltd.(a)	$3,116,542
91,269	Compugen Ltd.(a)	1,176,457
141,895	CyberArk Software Ltd.(a)	14,068,889
8,444	Delta Galil Industries Ltd.	149,500
887	Duniec Brothers Ltd.	23,082
13,458	Electra Consumer Products 1970 Ltd.	370,800
4,084	Hagag Group Real Estate Development(a)	12,113
1,720,956	Industrial Buildings Corp. Ltd.	3,310,723
2,086,546	Isramco Negev 2 LP	377,309
38,365	Kamada Ltd.(a)	275,365
229,218	Kornit Digital Ltd.(a)	15,430,956
868,482	Max Stock Ltd.(a)	3,344,574
195,961	Mizrahi Tefahot Bank Ltd.	3,826,123
13,843	Naphtha Israel Petroleum Corp. Ltd.(a)	53,959
1,016	Neto ME Holdings Ltd.	46,452
297,883	Nice Ltd. - ADR(a)	67,994,774
330	Norstar Holdings, Inc.	1,428
201,921	Plus500 Ltd.	3,859,754
389,765	Radware Ltd.(a)	8,769,712
40,320	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,633,997
12,857	SolarEdge Technologies, Inc.(a)	3,313,120
44,502	Summit Real Estate Holdings Ltd.	389,713
5,402	Tadiran Holdings Ltd.	355,906
		133,155,961
ITALY — 0.7%
1,156,955	A2A SpA	1,470,734
65,055	ACEA SpA	1,291,053
233,811	Arnoldo Mondadori Editore SpA(a)	301,172
22,967	Avio SpA(a)	325,796
356,806	Azimut Holding SpA	6,023,436
1,266	B&C Speakers SpA(a)	11,678
289,498	Banca Generali SpA(a)	8,226,770
863,000	Banca Mediolanum SpA	5,889,824
22,997	BasicNet SpA	77,136
21,873	Biesse SpA(a)	377,020
62,896	Buzzi Unicem SpA	1,360,648
43,975	Cairo Communication SpA(a)	51,830
18,956	Cementir Holding NV	120,761
75,558	Cerved Group SpA(a)	533,270
5,959	CIR SpA-Compagnie Industriali(a)	2,596
102,893	Credito Emiliano SpA(a)	404,439
13,708	Danieli & C Officine Meccaniche SpA	123,888
4,462	Datalogic SpA	51,395
618,571	Davide Campari-Milano NV	6,457,811
54,488	De’ Longhi SpA(a)	1,742,591
32,494	DeA Capital SpA	37,995
57,108	Digital Bros SpA(a)	1,113,388
724	Digital Value SpA(a)	26,139
Shares		Value
ITALY (continued)
5,216	El.En. SpA(a)	$114,085
46,369	Elica SpA(a)	137,709
56,697	Esprinet SpA(a)	481,373
5,477	Fine Foods & Pharmaceuticals NTM	61,874
94,858	FNM SpA(a)	50,819
6,046	Gruppo MutuiOnline SpA	152,447
630,138	Hera SpA	1,981,497
12,000	Iervolino Entertainment SpA(a)	39,412
54,202	Immobiliare Grande Distribuzione SIIQ SpA REIT	157,500
229,239	Iren SpA	520,882
5,614	Italmobiliare SpA	181,438
3,232	La Doria SpA	47,428
2,236	Pharmanutra SpA	69,531
76,341	Reno de Medici SpA	82,331
4,880	Sanlorenzo SpA(a)	86,389
14,629	Sesa SpA(a)	1,371,527
43,445	Sogefi SpA(a)	44,678
1,284	Tinexta SpA(a)	27,605
6,610	Uni Land SpA(a)(b)	0
1,886,352	Unipol Gruppo SpA(a)	6,872,004
		48,501,899
JAPAN — 7.1%
121,800	77 Bank Ltd. (The)	1,690,390
4,500	A&A Material Corp.	45,131
90,000	A&D Co. Ltd.	528,679
2,400	Abist Co. Ltd.	60,908
111,285	Adastria Co. Ltd.	1,919,678
6,800	Advantage Risk Management Co. Ltd.	42,608
121,800	AEON Financial Service Co. Ltd.	1,236,672
19,600	Ahresty Corp.(a)	56,163
6,600	Aiphone Co. Ltd.	92,039
11,000	Aisan Industry Co. Ltd.	46,650
4,200	Akatsuki, Inc.	185,940
5,400	Akita Bank Ltd. (The)	72,880
6,200	All About, Inc.	51,817
9,600	Alpen Co. Ltd.	185,132
98,892	Altech Corp.	1,817,357
8,900	Anabuki Kosan, Inc.	134,909
22,200	Anest Iwata Corp.	176,845
82,700	AOI TYO Holdings, Inc.	316,755
2,600	Applied Co. Ltd.	101,944
12,300	Arata Corp.	597,994
13,900	Argo Graphics, Inc.	428,172
97,200	Asahi Co. Ltd.	1,599,652
103,500	Asahi Diamond Industrial Co. Ltd.	472,544
699	Asahi Kogyosha Co. Ltd.	18,701
37,600	Asahi Net, Inc.	337,590
8,500	ASAHI YUKIZAI CORP.	109,604
70,100	Asia Pile Holdings Corp.	303,982
7,600	ASKA Pharmaceutical Co. Ltd.	95,095
22,600	ASKUL Corp.	861,302

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
JAPAN (continued)
47,604	Ateam, Inc.	$380,577
50,896	Avant Corp.	528,916
122,100	Avex, Inc.	1,174,409
421,600	Azbil Corp.	17,013,802
4,800	Bando Chemical Industries Ltd.	26,087
5,500	Bank of Saga Ltd. (The)	67,401
4,500	BayCurrent Consulting, Inc.	580,687
21,600	Beenos, Inc.	331,133
22,800	BeNEXT Group, Inc.	212,549
58,500	BML, Inc.	1,636,067
17,700	Brother Industries Ltd.	271,514
258,300	Bunka Shutter Co. Ltd.	2,023,077
2,200	Business Brain Showa-Ota, Inc.	34,042
624	Business Engineering Corp.	22,380
4,200	CAC Holdings Corp.	52,392
1,700	Canare Electric Co. Ltd.	27,572
229,800	Capcom Co. Ltd.	12,620,947
2,600	Career Design Center Co. Ltd.	24,238
196,100	Chiba Kogyo Bank Ltd. (The)	425,185
1,800	Chino Corp.	23,382
274,300	Citizen Watch Co. Ltd.	723,118
278,280	CKD Corp.	4,585,061
9,300	CMK Corp.	41,395
41,400	COLOPL, Inc.(a)	357,868
190,200	Computer Engineering & Consulting Ltd.	2,697,808
35,500	CONEXIO Corp.	424,189
68,400	COOKPAD, Inc.(a)	248,917
7,000	Copro-Holdings Co. Ltd.	196,036
3,400	Core Corp.	42,737
3,300	Cosel Co. Ltd.	31,363
4,729	Cota Co. Ltd.	59,217
17,400	Creek & River Co. Ltd.	166,031
6,900	Creo Co. Ltd.	82,646
29,000	Cresco Ltd.	332,948
5,200	CTI Engineering Co. Ltd.	94,518
25,600	Cybernet Systems Co. Ltd.	215,911
188,200	Cybozu, Inc.	5,428,760
12,900	Daihen Corp.	495,941
61,200	Daiken Medical Co. Ltd.	302,800
16,179	Daikoku Denki Co. Ltd.	140,627
28,000	Daito Pharmaceutical Co. Ltd.	1,067,100
38,500	Daitron Co. Ltd.	540,570
119	Daiwa Office Investment Corp. REIT	644,472
7,800	Daiwabo Holdings Co. Ltd.	508,104
302,911	DCM Holdings Co. Ltd.	3,743,893
31,200	DeNA Co. Ltd.	531,349
20,700	Dexerials Corp.	235,283
175,300	Digital Garage, Inc.	6,203,606
17,400	Digital Holdings, Inc.	214,560
180,200	Dip Corp.	3,440,659
1,700	DMS, Inc.	21,596
89,200	Doshisha Co. Ltd.	1,634,133
Shares		Value
JAPAN (continued)
8,400	Drecom Co. Ltd.(a)	$69,963
116,705	Duskin Co. Ltd.	2,967,369
22,600	Dynam Japan Holdings Co. Ltd.	23,147
1,000	Earth Corp.	63,231
2,900	eBook Initiative Japan Co. Ltd.(a)	77,974
172,800	EDION Corp.	1,695,072
14,600	E-Guardian, Inc.(a)	439,973
1,600	Eizo Corp.	60,289
4,600	Elematec Corp.	41,916
17,700	Enigmo, Inc.	238,378
76,700	EPS Holdings, Inc.	691,578
72,300	eSOL Co. Ltd.	880,486
5,000	Exedy Corp.	62,563
6,800	Faith, Inc.	57,676
309,100	FAN Communications, Inc.	1,378,764
23,800	Fields Corp.	73,654
14,871	First Bank of Toyama Ltd. (The)	39,772
121,500	Foster Electric Co. Ltd.	1,383,333
8,190	FP Corp.	325,816
4,100	France Bed Holdings Co. Ltd.	32,974
63,500	Fuji Soft, Inc.	3,384,402
152,400	Fujikura Ltd.	400,306
3,000	Fujikyu Corp.	26,993
1,900	Fujimi, Inc.	67,329
900	Fujimori Kogyo Co. Ltd.	36,664
30,300	Fujisash Co. Ltd.	23,442
493,900	Fujitec Co. Ltd.	10,704,036
147,457	Fukui Computer Holdings, Inc.	4,485,893
12,600	Full Speed, Inc.	60,175
102,200	FULLCAST Holdings Co. Ltd.	1,508,181
4,100	Funai Electric Co. Ltd.(a)	17,035
111,700	Furuno Electric Co. Ltd.	1,236,547
5,600	Furusato Industries Ltd.	70,659
64,883	Furyu Corp.	776,526
85,300	Future Corp.	1,456,769
68,500	Gakken Holdings Co. Ltd.	919,920
34,600	Gakujo Co. Ltd.	320,239
6,400	Geo Holdings Corp.	94,629
30,600	Glory Ltd.	641,257
35,276	Goldcrest Co. Ltd.	448,805
561,400	Gree, Inc.	2,922,422
34,800	GS Yuasa Corp.	602,298
3,800	GSI Creos Corp.	65,768
38,400	Gumi, Inc.	311,029
199,180	GungHo Online Entertainment, Inc.	4,914,102
31,500	Gunma Bank Ltd. (The)	99,288
28,600	Gunze Ltd.	1,047,624
377,400	Gurunavi, Inc.	2,220,530
7,800	Hagihara Industries, Inc.	110,710
28,100	Hakuhodo DY Holdings, Inc.	356,165
4,600	Hamakyorex Co. Ltd.	129,615
10,800	Hanwa Co. Ltd.	207,964
29,100	Happinet Corp.	387,185

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
JAPAN (continued)
18,175	Heiwa Corp.	$292,689
104,100	Hennge KK(a)	7,556,808
3,200	HI-LEX Corp.	33,713
14,900	Hioki EE Corp.	523,019
4,800	Hirakawa Hewtech Corp.	47,865
153,867	Hirogin Holdings, Inc.	831,833
9,800	Hisamitsu Pharmaceutical Co., Inc.	465,686
281,500	Hitachi Zosen Corp.	1,126,592
32,800	Hochiki Corp.	380,022
34,042	Hokuetsu Industries Co. Ltd.	328,080
238,500	Hokuhoku Financial Group, Inc.	2,246,153
6	Honeys Holdings Co. Ltd.	55
3,100	Hosiden Corp.	27,300
6,386	Hosokawa Micron Corp.	319,010
12,400	ID Holdings Corp.	158,709
34,000	IMAGICA GROUP, Inc.	122,432
2,300	Inaba Seisakusho Co. Ltd.	29,284
72,200	Ines Corp.	1,027,537
41,030	Infocom Corp.	1,485,302
1,867,000	Infomart Corp.	15,407,498
8,800	Information Services International-Dentsu Ltd.	552,233
61,800	Intage Holdings, Inc.	564,904
98,195	Internet Initiative Japan, Inc.	4,394,131
36,100	I-O Data Device, Inc.	346,880
22,600	ISB Corp.	569,668
1,900	Iseki & Co. Ltd.	24,300
13,200	Isolite Insulating Products Co. Ltd.	57,871
55,900	Itoki Corp.	181,537
62,300	Iwaki & Co. Ltd.	300,506
6,300	Iwasaki Electric Co. Ltd.	80,634
8,955	Iwatani Corp.	404,577
35,100	JAC Recruitment Co. Ltd.	419,074
7,300	Jaccs Co. Ltd.	126,553
90,100	Japan Aviation Electronics Industry Ltd.	1,229,790
130	Japan Logistics Fund, Inc. REIT	363,943
11,400	Japan Pulp & Paper Co. Ltd.	396,896
32	Japan Real Estate Investment Corp. REIT	156,493
24,200	Japan System Techniques Co. Ltd.	395,031
40,991	JBCC Holdings, Inc.	591,598
307,800	Jeol Ltd.	9,731,296
20,900	JMS Co. Ltd.	169,683
21,100	Joshin Denki Co. Ltd.	520,371
2,300	Joyful Honda Co. Ltd.	35,633
18,400	JP-Holdings, Inc.	52,373
134,900	Juki Corp.	566,942
43,300	Juroku Bank Ltd. (The)	789,529
58,400	JVCKenwood Corp.	78,651
57,500	Kadokawa Corp.	1,735,517
29,600	Kaga Electronics Co. Ltd.	568,279
121,610	Kaken Pharmaceutical Co. Ltd.	4,768,222
Shares		Value
JAPAN (continued)
105,600	Kanamoto Co. Ltd.	$2,166,568
33,210	Kandenko Co. Ltd.	248,373
28,100	Kanematsu Corp.	331,204
7,900	Kato Sangyo Co. Ltd.	261,459
22,100	Kawai Musical Instruments Manufacturing Co. Ltd.	516,325
181,400	Keiyo Co. Ltd.	1,370,528
190	Kenedix Retail Corp. REIT	361,507
1,800	Kenko Mayonnaise Co. Ltd.	30,225
2,002	Kimura Unity Co. Ltd.	19,619
4,900	King Co. Ltd.	25,180
31,700	Kissei Pharmaceutical Co. Ltd.	621,313
924	Kita-Nippon Bank Ltd. (The)	16,786
41,600	Kito Corp.	509,793
21,100	Kitz Corp.	113,667
1,600	Koa Shoji Holdings Co. Ltd.	40,086
227,200	Kobe Bussan Co. Ltd.	6,390,983
88,966	Kohnan Shoji Co. Ltd.	3,029,407
275,500	Kojima Co. Ltd.	1,813,071
3,700	Kokusai Co. Ltd.	28,520
12,187	Komehyo Co. Ltd.	83,113
67,600	Komeri Co. Ltd.	1,979,025
29,200	Komori Corp.	186,309
423,100	Konica Minolta, Inc.	1,066,893
276,215	K’s Holdings Corp.	3,519,469
24,100	Kurabo Industries Ltd.	431,611
1,200	Kyodo Printing Co. Ltd.	28,116
1,700	Kyokuto Boeki Kaisha Ltd.	21,596
53,800	Kyokuto Kaihatsu Kogyo Co. Ltd.	660,328
69,085	KYORIN Holdings, Inc.	1,246,493
9,000	Kyoritsu Printing Co. Ltd.	10,831
6,020	Lawson, Inc.	276,289
19,000	LIFULL Co. Ltd.(a)	70,959
11,530	Lintec Corp.	254,399
151,400	M3, Inc.	10,161,782
32,400	Macnica Fuji Electronics Holdings, Inc.	574,686
50,600	Marubun Corp.	233,438
7,810	Maruichi Steel Tube Ltd.	178,288
144,000	Marvelous, Inc.	1,072,831
54,300	Max Co. Ltd.	754,635
29,600	Maxell Holdings Ltd.(a)	308,171
325,600	Mazda Motor Corp.	1,698,052
16,700	MCJ Co. Ltd.	152,492
110,600	Medipal Holdings Corp.	1,967,020
106,700	MedPeer, Inc.(a)	5,187,478
42,200	Megachips Corp.	1,118,132
127,600	Meidensha Corp.	1,940,295
3,300	Meiji Electric Industries Co. Ltd.	41,670
53,200	Meiko Network Japan Co. Ltd.	305,902
67,100	Meitec Corp.	3,313,501
7,400	Meiwa Estate Co. Ltd.	31,029
10,900	Melco Holdings, Inc.	280,061

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
JAPAN (continued)
4,100	Members Co. Ltd.	$69,316
8,774	METAWATER Co. Ltd.	204,820
163,300	Micronics Japan Co. Ltd.	1,605,002
34,600	Mimasu Semiconductor Industry Co. Ltd.	808,694
5,725	Mirait Holdings Corp.	81,094
3,800	Miroku Jyoho Service Co. Ltd.	76,802
15,400	Mito Securities Co. Ltd.	31,772
7,900	Mitsubishi Paper Mills Ltd.	23,467
24,800	Mitsubishi Research Institute, Inc.	895,401
8,900	Mitsuboshi Belting Ltd.	138,479
112,600	Mitsui Matsushima Holdings Co. Ltd.	730,268
12,449	Mitsui-Soko Holdings Co. Ltd.	217,957
183,900	Mixi, Inc.	5,043,000
2,400	Miyazaki Bank Ltd. (The)	51,533
66,550	Mizuno Corp.	1,104,134
25,527	Mochida Pharmaceutical Co. Ltd.	926,526
313,500	MonotaRO Co. Ltd.	17,367,592
139	Mori Trust Hotel, Inc. REIT	142,990
201,785	Morinaga & Co. Ltd.	7,641,984
6	Mory Industries, Inc.	135
20,080	Mugen Estate Co. Ltd.	90,336
1,900	Musashino Bank Ltd. (The)	28,020
6,200	Mynet, Inc.(a)	65,852
6,500	Nafco Co. Ltd.	142,609
3,245	Nagaileben Co. Ltd.	81,020
30,300	Nagano Keiki Co. Ltd.	221,690
11,028	Nagoya Railroad Co. Ltd.	292,409
4,400	Nakabayashi Co. Ltd.	25,678
8,749	Nakanishi, Inc.	155,434
4,900	NCS&A Co. Ltd.	22,325
56,700	NET One Systems Co. Ltd.	1,689,708
1,030	NH Foods Ltd.	42,009
4,300	Nichiban Co. Ltd.	67,070
7,500	Nichiha Corp.	217,775
376,400	Nichi-iko Pharmaceutical Co. Ltd.	3,724,633
3,200	Nihon Chouzai Co. Ltd.	51,441
24,600	Nihon Falcom Corp.	302,874
12,535	Nihon Kohden Corp.	391,513
3,100	Nihon Tokushu Toryo Co. Ltd.	27,478
251,300	Nihon Unisys Ltd.	7,380,940
12,820	Nippo Corp.	328,168
6,673	Nippon Air Conditioning Services Co. Ltd.	46,401
2,300	Nippon BS Broadcasting Corp.	23,419
3,800	Nippon Carbide Industries Co., Inc.	43,337
7,000	Nippon Chemi-Con Corp.(a)	88,591
21,500	Nippon Commercial Development Co. Ltd.	346,440
8,460	Nippon Flour Mills Co. Ltd.	135,270
20,735	Nippon Kayaku Co. Ltd.	177,454
31,900	Nippon Shinyaku Co. Ltd.	2,266,928
4,400	Nippon Soda Co. Ltd.	114,943
Shares		Value
JAPAN (continued)
15,100	Nippon Steel Trading Corp.	$428,647
2,400	Nippon Systemware Co. Ltd.	46,925
8,700	Nishimatsuya Chain Co. Ltd.	140,437
228,100	Nishi-Nippon Financial Holdings, Inc.	1,533,812
11,073	Nishi-Nippon Railroad Co. Ltd.	291,275
18,300	Nishio Rent All Co. Ltd.	353,432
20,100	Nissha Co. Ltd.	235,183
3,600	Nisshinbo Holdings, Inc.	23,795
3,200	Nitta Corp.	67,182
94,600	Nitto Kogyo Corp.	1,740,289
13,600	Nittoc Construction Co. Ltd.	103,142
47,500	Nojima Corp.	1,327,069
30,900	Nomura Co. Ltd.	198,926
11,000	Noritake Co. Ltd./Nagoya Japan	322,031
29,500	Noritz Corp.	428,573
264,622	NSD Co. Ltd.	4,633,002
112,200	OBIC Business Consultants Co. Ltd.	6,065,734
49,600	Obic Co Ltd.	8,788,194
19,992	Ohsho Food Service Corp.	1,094,170
1,900	Oiles Corp.	26,405
80,315	Okamura Corp.	610,638
391,900	Oki Electric Industry Co. Ltd.	3,612,240
13,100	Okinawa Cellular Telephone Co.	522,398
65,900	Okuwa Co. Ltd.	878,709
5,000	Onoken Co. Ltd.	55,399
30,400	Onward Holdings Co. Ltd.	59,235
207,200	Orient Corp.	227,594
5,700	Origin Co. Ltd.	74,044
137,600	Osaki Electric Co. Ltd.	826,691
48,730	Oyo Corp.	556,675
20,700	PAL GROUP Holdings Co. Ltd.	238,842
16,905	Pan Pacific International Holdings Corp.	358,784
10,800	PAPYLESS Co. Ltd.	273,984
8,556	Paramount Bed Holdings Co. Ltd.	329,344
7,900	Pasco Corp.	94,171
59,600	Pasona Group, Inc.	910,836
52,900	PC Depot Corp.	320,851
3,600	PCA Corp.	161,612
28,600	Pegasus Sewing Machine Manufacturing Co. Ltd.	74,577
222,200	PeptiDream, Inc.(a)	10,240,365
62,000	Poletowin Pitcrew Holdings, Inc.	535,938
87,152	Proto Corp.	932,330
18,000	Punch Industry Co. Ltd.	75,133
4,500	Quick Co. Ltd.	43,584
318,100	Raccoon Holdings, Inc.	6,037,200
206,700	Rakus Co. Ltd.	4,080,891
12,900	Ray Corp.	37,581
240,390	Relia, Inc.	2,720,876
1,100	Rhythm Watch Co. Ltd.	6,504
72,600	Riken Technos Corp.	275,297
8,900	Rion Co. Ltd.	190,505

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
JAPAN (continued)
63,500	Rohm Co. Ltd.	$4,852,190
20,100	Rohto Pharmaceutical Co. Ltd.	625,875
57,900	Roland DG Corp.	706,226
3,600	Ryoden Corp.	52,541
15,700	Ryosan Co. Ltd.	288,972
24,600	Sac’s Bar Holdings, Inc.	126,883
86,800	Sagami Rubber Industries Co. Ltd.	979,138
100	Saison Information Systems Co. Ltd.	2,090
1,900	Sakai Chemical Industry Co. Ltd.	34,989
21,500	Sangetsu Corp.	308,243
53,500	Sanken Electric Co. Ltd.	1,699,102
62,468	Sankyo Co. Ltd.	1,585,940
15,200	Sankyo Tateyama, Inc.	134,005
4,400	Sanyo Trading Co. Ltd.	40,220
62,800	Sato Holdings Corp.	1,185,879
7,800	Sawada Holdings Co. Ltd.	68,169
88,227	Sawai Pharmaceutical Co. Ltd.	4,238,806
1,500	Seika Corp.	17,952
86,500	Seikagaku Corp.	791,509
151,700	Seiko Holdings Corp.	1,902,499
1,471	Semba Corp.	13,025
24,120	Senko Group Holdings Co. Ltd.	214,257
20,600	Seria Co. Ltd.	790,983
606,000	SG Holdings Co. Ltd.	14,557,429
600	Shibaura Electronics Co. Ltd.	13,210
20,900	Shibaura Mechatronics Corp.	598,683
91,800	Shimadzu Corp.	2,605,070
13,800	Shimamura Co. Ltd.	1,465,743
15,300	Shindengen Electric Manufacturing Co. Ltd.	290,378
30,900	Shinmaywa Industries Ltd.	238,476
31,800	Shinoken Group Co. Ltd.	313,459
97	Shofu, Inc.	1,380
6,200	Sinfonia Technology Co. Ltd.	67,096
50,000	Sinko Industries Ltd.	697,741
49,200	SK-Electronics Co. Ltd.(a)	521,630
256,900	SKY Perfect JSAT Holdings, Inc.	1,091,938
11,000	Sodick Co. Ltd.	81,007
89,113	Soliton Systems KK	1,604,451
12,060	Sotetsu Holdings, Inc.	296,158
13,200	Sprix Ltd.	111,581
6,300	SRA Holdings	136,657
11,600	ST Corp.	221,042
93,900	St. Marc Holdings Co. Ltd.	1,333,677
19,800	Starts Corp, Inc.	458,618
65	Starts Proceed Investment Corp., REIT	123,487
8,400	St-Care Holding Corp.	52,392
3,200	Sumitomo Bakelite Co. Ltd.	89,861
5,400	Sumitomo Seika Chemicals Co. Ltd.	171,240
18,900	Sun-Wa Technos Corp.	154,348
207,600	Suruga Bank Ltd.	672,204
109,550	Suzuken Co. Ltd.	3,939,594
Shares		Value
JAPAN (continued)
800	Systems Engineering Consultants Co. Ltd.	$22,924
253,100	Systena Corp.	4,585,995
3,600	Taiho Kogyo Co. Ltd.	18,087
34,800	Taikisha Ltd.	900,788
231,300	Takara Leben Co. Ltd.	642,899
18,500	Takasago International Corp.	360,299
126,000	Tamron Co. Ltd.	1,866,622
223,700	Tanseisha Co. Ltd.	1,504,225
16,800	Tatsuta Electric Wire and Cable Co. Ltd.	90,022
29,700	TDC Soft, Inc.	282,546
263,500	TechMatrix Corp.	5,622,609
400	Techno Medica Co. Ltd.	6,166
28,700	Teikoku Electric Manufacturing Co. Ltd.	277,693
63,300	Temairazu, Inc.	3,013,998
33,587	T-Gaia Corp.	612,743
293,100	TIS, Inc.	5,601,921
7,000	TKC Corp.	431,921
11,500	Toa Corp.	90,181
78,400	TOC Co. Ltd.	475,515
108,365	Tochigi Bank Ltd. (The)	186,310
5,585	Toho Co. Ltd.	220,317
6,394	Toho Gas Co. Ltd.	329,182
109,600	Toho Holdings Co. Ltd.	2,017,281
6,800	Tokai Corp.	132,174
7,700	Tokyo Keiki, Inc.	63,471
13,800	Tokyo Seimitsu Co. Ltd.	462,658
12,500	Tokyo Tekko Co. Ltd.	228,043
1,300	Tomen Devices Corp.	44,267
163,685	TOMONY Holdings, Inc.	490,922
232,590	Tomy Co. Ltd.	2,023,874
3,300	Topy Industries Ltd.(a)	34,325
41,200	Tosei Corp.	410,839
55,055	Toshiba TEC Corp.	2,192,840
7,900	Tosho Co. Ltd.	91,152
21,700	Tow Co. Ltd.	57,828
12,500	Towa Bank Ltd. (The)	81,905
150,200	Towa Pharmaceutical Co. Ltd.	2,767,427
6,600	Toyo Denki Seizo KK	69,407
18,700	Toyo Machinery & Metal Co. Ltd.	70,731
7,900	TPR Co. Ltd.	93,718
91,500	Transcosmos, Inc.	2,482,941
6,221	Trend Micro, Inc.	347,608
2,900	Trinity Industrial Corp.	18,780
16,900	Tri-Stage, Inc.	66,506
38,300	Tsubakimoto Chain Co.	846,518
2,900	TV Asahi Holdings Corp.	43,599
18,900	ULS Group, Inc.	684,187
5,900	UNITED, Inc.	80,643
4,600	Valqua Ltd.	76,670
3,400	VINX Corp.	38,970

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
JAPAN (continued)
326,100	Wacom Co. Ltd.	$2,130,497
22,800	Warabeya Nichiyo Holdings Co. Ltd.	324,921
8,400	Waseda Academy Co. Ltd.	77,585
8,200	Watts Co. Ltd.	61,875
1,600	WDB Holdings Co. Ltd.	46,230
6,900	Weathernews, Inc.	363,800
39,900	Will Group, Inc.	294,596
39,400	World Holdings Co. Ltd.	795,564
15,100	Wowow, Inc.	397,061
44,100	Xebio Holdings Co. Ltd.	286,011
69,500	YAMABIKO Corp.	866,302
254,800	Yamada Denki Co. Ltd.	1,236,338
38,900	Yamaichi Electronics Co. Ltd.	494,169
5,700	YA-MAN Ltd.	80,577
26,400	Yamanashi Chuo Bank Ltd. (The)	213,833
1,260	Yaoko Co. Ltd.	89,059
45,100	Yurtec Corp.	271,388
3,900	Yushin Precision Equipment Co. Ltd.	25,778
25,700	Zenrin Co. Ltd.	280,087
11,340	Zensho Holdings Co. Ltd.	263,530
85,000	ZERIA Pharmaceutical Co. Ltd.	1,503,606
38,200	ZIGExN Co. Ltd.	113,110
2,900	Zuken, Inc.	73,044
		481,790,384
JERSEY CHANNEL ISLANDS — 0.5%
271,936	Novocure Ltd.(a)	33,203,386
MALAYSIA — 0.0%
282,260	Kossan Rubber Industries	509,495
12,700	Shangri-La Hotels Malaysia Berhad	12,165
		521,660
NETHERLANDS — 1.0%
34,737	Aalberts NV	1,166,760
32,571	Accell Group NV(a)	878,165
3,019	Amsterdam Commodities NV	62,938
18,101	Argenx SE(a)	4,519,822
114,051	ASM International NV	16,311,406
310,134	ASR Nederland NV	9,427,224
114,064	BE Semiconductor Industries NV	4,608,365
20,503	Boskalis Westminster(a)	413,580
738	Brack Capital Properties NV(a)	55,890
11,679	Brunel International NV(a)	82,836
133,344	Eurocommercial Properties NV REIT	1,453,594
41,486	ForFarmers NV	243,032
80,741	Fugro NV(a)	305,989
187,057	Heijmans NV(a)	1,585,986
728	Hunter Douglas NV(a)	42,224
87,243	IMCD NV	10,105,853
1,494	Kendrion NV(a)	26,796
924,500	Koninklijke BAM Groep NV(a)	1,147,778
56,289	Koninklijke DSM NV	9,010,776
2,695	Nederland Apparatenfabriek	140,301
Shares		Value
NETHERLANDS (continued)
3,476	NSI NV REIT	$110,114
10,876	Ordina NV(a)	29,323
862,565	PostNL NV(a)	2,860,047
36,823	TKH Group NV	1,185,362
131,713	TomTom NV(a)	885,112
12,877	Van Lanschot Kempen NV	257,951
4,484	Vastned Retail NV REIT	118,546
		67,035,770
NEW ZEALAND — 0.5%
207,409	Argosy Property Ltd. REIT	190,623
6,753	CBL Corp. Ltd.(a)(b)	2,654
54,083	EBOS Group Ltd.	920,813
717,451	Fletcher Building Ltd.(a)	1,951,623
35,054	Fletcher Building Ltd.(a)	95,029
152,998	Kiwi Property Group Ltd. REIT	124,430
38,075	NZX Ltd.	43,301
302,863	Oceania Healthcare Ltd.	270,342
32,923	Plexure Group Ltd.(a)	33,088
381,644	Pushpay Holdings Ltd.(a)	2,296,324
34,609	Skellerup Holdings Ltd.	70,481
460,774	SKY NETWORK TELEVISION Ltd.(a)	45,395
78,144	Vista Group International Ltd.(a)	78,020
365,983	Xero Ltd.(a)	28,335,977
		34,458,100
NORWAY — 0.1%
10,775	Atea ASA(a)	124,605
11,763	Austevoll Seafood ASA	80,029
112,235	B2Holding ASA(a)	72,890
33,100	Kitron ASA	59,497
3,684	Medistim ASA	79,880
282,894	Nordic Semiconductor ASA(a)	2,975,133
46,133	Norwegian Property ASA	54,123
15,237	Olav Thon Eiendomsselskap ASA(a)	211,478
88,165	PGS ASA(a)	21,850
7,966	Salmar ASA(a)	402,612
1,758	SpareBank 1 BV	6,390
28,061	SpareBank 1 SMN	240,733
46	Sparebanken More	1,373
3,443	Sparebanken Vest	21,964
1	TGS NOPEC Geophysical Co. ASA	9
134,036	Wallenius Wilhelmsen ASA(a)	255,530
		4,608,096
PERU — 0.1%
326,000	Cia de Minas Buenaventura SAA - ADR	4,000,020
PHILIPPINES — 0.0%
3,895	Globe Telecom, Inc.	163,075
POLAND — 0.2%
305,662	KGHM Polska Miedz SA(a)	9,122,913

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
POLAND (continued)
1,110,477	PGE Polska Grupa Energetyczna SA(a)	$1,265,157
3,097,256	Tauron Polska Energia SA(a)	1,357,485
		11,745,555
PORTUGAL — 0.0%
56,280	CTT-Correios de Portugal SA(a)	137,647
12,196	Semapa-Sociedade de Investimento e Gestao	91,616
		229,263
QATAR — 0.0%
28,625	Qatar Electricity & Water Co. QSC	131,293
118,295	Qatar International Islamic Bank QSC	269,697
		400,990
RUSSIA — 0.5%
3,531,360	Alrosa PJSC	3,174,696
1,189,126,065	Federal Grid Co. Unified Energy System PJSC	2,842,452
4,480,742	Gazprom PJSC	8,742,223
1,373,778	Gazprom PJSC - ADR	5,261,570
112,793	Magnit PJSC	6,701,382
532,967	Mobile TeleSystems PJSC	2,086,416
157,401,550	ROSSETI PJSC	2,880,804
1,641,600	Rostelecom PJSC	1,916,763
461,432,194	RusHydro PJSC	4,193,584
		37,799,890
SINGAPORE — 0.2%
912,242	Asian Pay Television Trust - Units	78,806
21,700	Best World International Ltd.(b)	4,016
458,500	China Aviation Oil Singapore Corp. Ltd.	308,811
874,508	China Sunsine Chemical Holdings Ltd.	252,887
1,608,200	CSE Global Ltd.	512,147
88,000	CW Group Holdings Ltd.(a)(b)	491
47,900	Delfi Ltd.	22,443
584,900	Ezion Holdings Ltd.(a)(b)	3,468
238,500	Food Empire Holdings Ltd.	101,270
646,400	Frencken Group Ltd.	447,196
157,500	Hanwell Holdings Ltd.	32,862
60,700	Haw Par Corp. Ltd.	416,828
1,844,600	Hi-P International Ltd.	1,634,003
34	Ho Bee Land Ltd.	58
62,320	Hong Fok Corp. Ltd.	29,199
62,459	Hong Leong Asia Ltd.	21,491
76,000	Hyflux Ltd.(a)	145
200,700	Hyphens Pharma International Ltd.	55,834
400,600	Midas Holdings Ltd.(a)(b)	10,558
240,100	Olam International Ltd.	224,992
68,690	OM Holdings Ltd.	15,209
362,934	Penguin International Ltd.	108,937
142,000	Raffles Medical Group Ltd.	80,047
Shares		Value
SINGAPORE (continued)
304,400	RHT Health Trust - Units REIT(a)(b)	$4,234
2,200	Riverstone Holdings Ltd./Singapore	6,120
95,700	Sasseur Real Estate Investment Trust REIT	52,546
574,495	Sheng Siong Group Ltd.	702,373
160,700	Singapore Medical Group Ltd.	29,412
140,300	Singapore Post Ltd.	68,304
509,200	Starhill Global REIT	154,704
75,200	Sunningdale Tech Ltd.	85,333
101,106	XP Power Ltd.	5,239,331
1,118,600	Yanlord Land Group Ltd.	859,863
		11,563,918
SOUTH AFRICA — 0.0%
826,049	Sappi Ltd.(a)	1,176,608
SOUTH KOREA — 1.0%
23,169	Green Cross Corp.	6,125,584
161,394	GS Engineering & Construction Corp.	3,797,673
45,478	Hyundai Department Store Co. Ltd.	2,372,696
137,051	Hyundai Engineering & Construction Co. Ltd.	3,701,959
102,010	KB Financial Group, Inc.	3,605,007
94,348	Kia Motors Corp.	4,198,972
148,364	Korea Electric Power Corp.(a)	2,608,497
48,029	Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	3,318,475
37,221	Kumho Petrochemical Co. Ltd.	4,362,733
334,179	LG Display Co. Ltd.(a)	4,137,847
64,849	LG Electronics, Inc.	4,800,666
17,209	Lotte Chemical Corp.	3,533,707
56,652	OCI Co. Ltd.(a)	3,085,480
3,543	S-1 Corp.	254,789
107,201	Samsung Electronics Co Ltd.	5,347,296
401,995	Samsung Engineering Co. Ltd.(a)	4,162,723
582,404	Samsung Heavy Industries Co. Ltd.(a)	2,591,998
32,924	Samsung SDS Co. Ltd.	4,889,128
572,093	SK Networks Co. Ltd.	2,286,456
3,045	Yuyang DNU Co. Ltd.(a)(b)	2,455
		69,184,141
SPAIN — 0.4%
1,237,337	Almirall SA	13,236,132
109,596	Applus Services SA(a)	858,383
53,843	Atresmedia Corp. de Medios de Comunicacion SA	141,093
32,327	Cia de Distribucion Integral Logista Holdings SA	545,165
65,319	Faes Farma SA	246,098
8,622	Laboratorios Farmaceuticos Rovi SA(a)	307,272
320,579	Mediaset Espana Comunicacion SA(a)	1,071,546
59,316	Pharma Mar SA	7,951,355
73,584	Prosegur Cia de Seguridad SA	168,313

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
SPAIN (continued)
18,730	Red Electrica Corp. S.A.	$329,934
		24,855,291
SWEDEN — 1.6%
359,863	AAK AB(a)	7,012,524
3,907	AddLife AB(a)	58,756
6,972	AddNode Group AB(a)	172,372
5,639	Akelius Residential Property AB	10,206
37,127	Arise AB(a)	143,945
700,018	Arjo AB - B Shares	4,975,741
39,746	Atrium Ljungberg AB - B Shares	642,304
180,074	Avanza Bank Holding AB	3,419,997
18,396	Axfood AB	427,939
2,217	Beijer Electronics Group AB(a)	8,745
1,616	Bergman & Beving AB	14,528
182,854	Betsson AB	1,395,283
117,359	BHG Group AB(a)	1,833,240
426,113	Bilia AB - A Shares(a)	5,693,702
10,672	BioGaia AB - B Shares	507,911
87,039	Bonava AB - B Shares(a)	680,298
248,760	Bredband2 i Skandinavien AB	45,847
8,004	Bufab AB(a)	119,812
3,823	Bulten AB(a)	32,093
201,334	Byggmax Group AB(a)	996,896
181,483	Cantargia AB(a)	1,119,686
18,146	Castellum AB	378,076
92,015	Cibus Nordic Real Estate AB	1,598,660
196,467	Clas Ohlson AB - B Shares(a)	1,744,234
758,125	Cloetta AB - B Shares(a)	1,784,044
32,420	Contextvision AB(a)	59,090
8,322	Corem Property Group AB - B Shares	16,133
4,088	Corem Property Group AB - Preference Shares	143,335
438,608	Dios Fastigheter AB	3,073,273
7,721	Doro AB(a)	36,096
1,605	Elanders AB - B Shares(a)	14,556
715,735	Elekta AB - B Shares	8,389,279
1,975	Ferronordic AB(a)	32,849
197,408	Fortnox AB	6,167,336
32,154	G5 Entertainment AB	1,436,711
579,275	Getinge AB - B Shares	11,349,973
20,214	GHP Specialty Care AB(a)	45,024
90,316	Haldex AB(a)	368,941
6,147	HEXATRONIC GROUP AB(a)	39,514
40,801	Humana AB(a)	243,016
11,009	Indutrade AB(a)	558,467
120,422	Instalco AB	2,666,000
440	Internationella Engelska Skolan i Sverige Holding II AB	3,827
178,191	Inwido AB(a)	1,889,364
11,149	KNOW IT AB(a)	304,460
87,921	Kungsleden AB	746,969
1,362	Lime Technologies AB	46,454

Shares		Value
SWEDEN (continued)
317,746	Lindab International AB	$4,913,451
14,341	Mekonomen AB(a)	139,407
113,136	MIPS AB	4,872,080
10,584	Modern Times Group MTG AB - B Shares(a)	141,185
2,899	Momentum Group AB - Class B(a)	39,942
130,279	NCC AB - B Shares(a)	2,078,982
1,604	Nederman Holding AB(a)	21,631
145,193	New Wave Group AB - B Shares(a)	655,118
269,968	Nobia AB(a)	1,629,201
72,281	Nolato AB - B Shares(a)	6,010,961
18,625	NP3 Fastigheter AB	217,261
83,304	Nyfosa AB(a)	689,956
192,146	Oncopeptides AB(a)(c)	3,383,673
124,147	Orexo AB(a)	675,955
49,870	Paradox Interactive AB	1,541,204
5,047	Platzer Fastigheter Holding AB - Class B	48,380
250,378	Pricer AB - B Shares	749,862
7,176	Proact IT Group AB(a)	170,965
968,511	Ratos AB - B Shares	3,535,157
76,901	RaySearch Laboratories AB(a)	651,615
167,521	Recipharm AB - B Shares(a)	2,699,644
167,629	Rottneros AB	150,516
64,590	Scandi Standard AB(a)	437,694
8,435	Sectra AB - B Shares	514,722
6,540	Semcon AB(a)	47,185
19,971	SkiStar AB	223,985
10,709	Systemair AB(a)	300,869
22,961	Tethys Oil AB	95,989
41,788	Trelleborg AB - B Shares(a)	694,557
12,645	Vitrolife AB(a)	308,082
7,563	Volati AB(a)	57,880
		110,144,615
SWITZERLAND — 1.4%
198,735	Alcon, Inc.(a)	11,291,885
6,783	Allreal Holding AG	1,436,565
7,361	ALSO Holding AG	1,721,942
24,279	Arbonia AG(a)	269,546
86,835	Ascom Holding AG(a)	1,039,804
1,184	Bachem Holding AG	478,403
57,398	Baloise Holding AG	7,843,361
2,300	Banque Cantonale Vaudoise	222,738
29,937	Basilea Pharmaceutica AG(a)	1,453,509
947	Belimo Holding AG	7,043,503
143	Bell Food Group AG	36,259
1,350	BKW AG	134,271
740	Bobst Group SA	35,590
5,017	Bucher Industries AG	1,931,404
11,008	Burckhardt Compression Holding AG	2,755,151
606	Burkhalter Holding AG	38,926
2,304	Comet Holding AG	323,633

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
SWITZERLAND (continued)
7,892	dormakaba Holding AG	$3,625,182
1,106,226	Ferrexpo Plc	2,730,095
335	Forbo Holding AG	512,209
2,690	Galenica AG(c)	169,858
219	Georg Fischer AG	220,923
19,066	Huber + Suhner AG	1,374,407
58,239	Implenia AG	1,166,749
9,340	Ina Invest Holding AG(a)	173,569
1,339	Investis Holding SA	128,504
705	Lastminute.com NV(a)	12,033
42	LEM Holding SA	76,126
41,591	Logitech International S.A.	3,501,636
8,582	Lonza Group AG	5,196,277
92	Metall Zug AG	113,878
478	Orell Fuessli AG	47,333
833	Peach Property Group AG(a)	37,882
135	Phoenix Mecano AG	61,320
16,555	PSP Swiss Property AG	2,002,235
410,663	Quotient Ltd.(a)	1,938,329
213	Schweiter Technologies AG	290,365
10,343	SFS Group AG	964,422
12,262	Siegfried Holding AG	7,762,791
1,587	Sulzer AG	115,959
3,905	Sunrise Communications Group AG(c)	469,733
2,367	Swissquote Group Holding SA	188,699
207	Tamedia AG	14,493
24,201	Tecan Group AG	11,480,926
86,248	Temenos AG	9,259,232
24,490	u-blox Holding AG	1,230,710
15,662	Vontobel Holding AG	958,218
5,645	VZ Holding AG	473,418
920	V-ZUG Holding AG(a)	69,932
7,699	Ypsomed Holding AG	957,180
14,789	Zehnder Group AG	707,233
		96,088,346
TAIWAN — 1.3%
6,172,000	Acer, Inc.	5,146,300
11,720,000	AU Optronics Corp.(a)	4,732,498
1,668,559	Cheng Shin Rubber Industry Co. Ltd.	2,105,860
6,497,650	China Petrochemical Development Corp.	1,942,242
4,939,000	Compal Electronics, Inc.	3,211,684
9,574,240	Evergreen Marine Corp. Taiwan Ltd.(a)	6,326,258
1,067,000	Everlight Electronics Co. Ltd.	1,413,788
866,200	Gigabyte Technology Co. Ltd.	2,174,320
10,345,000	HannStar Display Corp.(a)	3,309,272
1,227,000	HTC Corp.(a)	1,231,139
13,550,000	Innolux Corp.	4,694,548
2,741,431	International CSRC Investment Holdings Co.	1,878,513
Shares		Value
TAIWAN (continued)
4,243,000	Inventec Corp.	$3,352,450
1,189,000	Kinsus Interconnect Technology Corp.	2,872,372
161,000	MediaTek, Inc.	3,816,246
6,590	momo.com, Inc.	157,588
1,363,000	Pegatron Corp.	2,930,568
91,790	Powertech Technology, Inc.	270,844
6,722,000	Qisda Corp.	4,394,616
93,105	Radiant Opto-Electronics Corp.	366,190
68,180	SCI Pharmtech, Inc.	277,692
16,877,894	Shin Kong Financial Holding Co. Ltd.	4,696,909
10,961	Sino-American Electronic Co. Ltd.(a)(b)	0
512,018	Taichung Commercial Bank Co. Ltd.	194,221
47,895	TaiDoc Technology Corp.	387,634
1,856,000	Unimicron Technology Corp.	4,425,305
19,028,646	United Microelectronics Corp.	20,423,355
44,673	Wintek Corp.(a)(b)	536
4,812,696	Wistron Corp.	4,795,282
		91,528,230
THAILAND — 0.2%
92,771	Fabrinet(a)	5,568,115
27,214,907	IRPC Public Co. Ltd. - FOR	1,763,828
5,002,000	Italian-Thai Development Public Co. Ltd. - FOR(a)	142,834
3,299,558	PTT Global Chemical Public Co. Ltd. - FOR	4,234,614
3,229,183	Thai Oil Public Co. Ltd. - FOR	3,548,553
		15,257,944
TURKEY — 0.3%
1,536,106	Arcelik AS(a)	4,927,565
6,634,452	Dogan Sirketler Grubu Holding AS	1,923,947
16,225,567	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	3,330,506
6,292,629	Petkim Petrokimya Holding AS(a)	3,086,426
244,987	Tupras Turkiye Petrol Rafinerileri AS(a)	2,185,426
1,709,828	Turkcell Iletisim Hizmetleri AS	2,979,114
426,738	Turkiye Sise ve Cam Fabrikalari AS	312,179
		18,745,163
UNITED ARAB EMIRATES — 0.0%
833	NMC Health Plc(a)	228
UNITED KINGDOM — 6.1%
35,366	4imprint Group Plc(a)	948,408
244,722	AA Plc(a)	72,126
12,026	accesso Technology Group Plc(a)	42,844
944,998	Adaptimmune Therapeutics Plc - ADR(a)	4,261,941
8,010	AG Barr Plc(a)	48,928
227,306	Aggreko Plc	1,299,817
449	Aptitude Software Group Plc	2,792

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
UNITED KINGDOM (continued)
10,408	Argentex Group Plc	$14,697
304,460	ASOS Plc(a)	17,386,445
111,439	AVEVA Group Plc	6,193,462
1,682,735	B&M European Value Retail SA	10,568,596
1,222,898	Balfour Beatty Plc(a)	3,384,001
27,727	Bloomsbury Publishing Plc	91,777
2,390,529	boohoo Group Plc(a)	8,411,293
579,669	Britvic Plc	5,542,113
461,919	Capita Plc(a)	147,749
28,780	Central Asia Metals Plc	62,787
2,442,884	Centrica Plc(a)	1,176,661
90,110	Chemring Group Plc	304,102
14,041	Chesnara Plc	47,658
1,200	Clarkson Plc	31,248
48,237	Clinigen Group Plc	376,197
4,767	Clipper Logistics Plc	26,864
85,351	CLS Holdings Plc	219,155
1,957,345	Codemasters Group Holdings Plc(a)	10,523,360
63,918	Computacenter Plc	1,883,010
57,927	Concentric AB(a)	959,548
4,609,989	ConvaTec Group Plc(c)	10,791,877
1,512	CRANEWARE Plc	30,459
14,020	CVS Group Plc	224,313
3,562	Daily Mail & General Trust Plc - Class A	31,195
154,908	Dart Group Plc	1,706,818
2,438	Devro Plc	4,769
323,331	Dialog Semiconductor Plc(a)	12,343,839
22,569	Dignity Plc(a)	153,501
1,368,684	Dixons Carphone Plc	1,703,098
2,427,734	Drax Group Plc	9,303,326
28,901	Dunelm Group Plc	487,861
1,071,972	Electrocomponents Plc	9,436,520
229,501	Elementis Plc(a)	221,206
79,118	EMIS Group Plc	1,020,877
1,306	Epwin Group Plc(a)	1,095
15,595	Ergomed Plc(a)	148,697
122,438	FDM Group Holdings Plc	1,586,190
156,805	Fevertree Drinks Plc	4,093,303
14,028	Frontier Developments Plc(a)	474,324
1,912	Games Workshop Group Plc	256,865
10,948	Gamma Communications Plc	236,859
6,409	Gateley Holdings Plc(a)	10,171
19,555	GB Group Plc(a)	225,216
235,343	Genus Plc	12,506,503
113,814	Go-Ahead Group Plc (The)	862,562
143,212	Greggs Plc(a)	2,387,794
495,269	Gulf Keystone Petroleum Ltd.	449,136
275,323	Halfords Group Plc	857,821
902,783	Hays Plc(a)	1,249,090
67,140	Headlam Group Plc	231,367
361,328	HomeServe Plc	5,172,528
41,216	Horizon Discovery Group Plc(a)	47,415
Shares		Value
UNITED KINGDOM (continued)
1,118,129	Howden Joinery Group Plc(a)	$9,224,311
94,451	Hummingbird Resources Plc(a)	41,236
33,579	Hunting Plc	60,685
28,495	IG Group Holdings Plc	280,926
251,866	IMI Plc	3,373,875
53,989	Impact Healthcare Plc REIT	69,244
528,376	Inchcape Plc(a)	3,393,818
243,011	Indivior Plc(a)	347,249
582,131	IntegraFin Holdings Plc	3,668,956
367,674	International Personal Finance Plc(a)	273,410
2,539	iomart Group Plc	10,328
914,543	JD Sports Fashion Plc	8,781,698
135,753	John Wood Group Plc(a)	373,017
148,109	Johnson Service Group Plc(a)	167,508
4,044	Judges Scientific Plc	282,907
934,341	Just Group Plc(a)	509,597
125,910	Kainos Group Plc	2,012,864
21,666	Keller Group Plc	142,588
360,123	Lookers Plc(b)	97,974
34,675	LoopUp Group Plc(a)	96,582
102,044	M&G Plc	193,869
672,893	Marks & Spencer Group Plc	777,065
901,985	Marston’s Plc	564,632
221,243	McBride Plc(a)(b)	287
20,113	McBride Plc	15,999
950,169	Micro Focus International Plc(a)	2,657,617
36,674	Mitie Group Plc	13,398
471,738	Moneysupermarket.com Group Plc	1,486,289
22,720	Morgan Advanced Materials Plc(a)	73,585
14,312	Morgan Sindall Group Plc(a)	204,696
33,415	N Brown Group Plc	24,761
115,107	NCC Group Plc	272,296
40,043	NewRiver Plc REIT	32,941
283,426	Ninety One Plc(a)	756,390
484	Norcros Plc	1,091
3,144,199	Ocado Group Plc(a)	92,708,860
149,683	Orchard Therapeutics plc - ADR(a)	604,719
320,831	Oxford Biomedica Plc(a)	3,341,730
33,991	Oxford Instruments Plc(a)	698,403
96,831	Oxford Metrics Plc	92,829
47,725	Pagegroup Plc(a)	221,097
5,827	Patisserie Holdings Plc(a)(b)	0
114,778	PayPoint Plc	749,425
468,448	Pets at Home Group Plc	2,340,116
36,579	Photo-Me International Plc(a)	23,220
40,982	Polar Capital Holdings Plc	271,833
164,245	Rank Group Plc	191,502
22,103	Rathbone Brothers Plc	415,201
81,123	Reach Plc	110,350
47,634	Redrow Plc(a)	256,467
137,598	Renishaw Plc(a)	9,973,582
6,884,706	Rentokil Initial Plc(a)	46,914,825
1,472,551	Rightmove Plc(a)	11,789,565

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
UNITED KINGDOM (continued)
12,337	RM Plc(a)	$27,530
14,847	Robert Walters Plc	76,937
3,512,425	Rotork Plc	12,786,519
1,111,283	Royal Mail Plc	3,268,056
140,011	RPS Group Plc(a)	91,962
81,405	Safestore Holdings Plc REIT	847,376
18,534	SDI Group PLC(a)	17,288
185,138	Senior Plc(a)	131,436
480,768	Serco Group Plc(a)	805,951
63,577	Softcat Plc	926,598
47,327	Speedy Hire Plc	32,496
567,901	Spirent Communications Plc	2,129,905
188,222	Sports Direct International Plc(a)	913,922
840,910	SSP Group Plc	2,033,915
265,294	St. James’s Place Plc	3,090,457
881,091	Stagecoach Group Plc	434,210
109,870	SThree Plc	350,149
25,810	Sumo Group Plc(a)	83,258
672,885	Tate & Lyle Plc	5,188,511
9,007	Team17 Group Plc(a)	82,847
116,147	Telit Communications Plc(a)	201,327
735,120	TP ICAP Plc	1,817,086
885,998	Trainline Plc(a)(c)	3,156,490
29,200	Travis Perkins Plc(a)	401,552
12,733	Tyman Plc(a)	44,043
45,570	Ultra Electronics Holdings Plc	1,109,880
941,496	Vectura Group Plc(a)	1,256,304
60,862	Vertu Motors Plc	23,181
41,686	Vesuvius Plc	215,586
185,045	Victrex Plc	4,422,957
346,488	Vistry Group plc(a)	2,446,379
394	Vitec Group Plc (The)(a)	3,644
9,775	Volution Group Plc	24,567
92,541	Watkin Jones Plc	160,409
370,851	YouGov Plc	4,660,260
		416,534,575
UNITED STATES — 46.2%
852,825	A.O. Smith Corp.	44,082,524
18,509	Acceleron Pharma, Inc.(a)	1,935,671
405,992	Advance Auto Parts, Inc.	59,794,502
159,744	AeroVironment, Inc.(a)	12,198,052
52,272	Agios Pharmaceuticals, Inc.(a)	2,094,539
60,000	Albany International Corp. - Class A	3,056,400
388,716	Alnylam Pharmaceuticals, Inc.(a)	47,800,407
485,000	Altra Industrial Motion Corp.	20,738,600
87,999	Ambarella, Inc.(a)	4,810,905
170,102	ANSYS, Inc.(a)	51,773,946
306,699	Appian Corp.(a)	19,414,047
45,676	Aprea Therapeutics, Inc.(a)	996,194
346,282	AptarGroup, Inc.	39,507,313
435,000	AtriCure, Inc.(a)	15,033,600
479	Atrion Corp.	287,951
Shares		Value
UNITED STATES (continued)
632,900	Avanos Medical, Inc.(a)	$22,373,015
254,575	Axogen, Inc.(a)	3,210,191
134,283	Axon Enterprise, Inc.(a)	13,280,589
487,675	B&G Foods, Inc.	12,952,648
560,000	Barnes Group, Inc.	20,552,000
207,681	Benefitfocus, Inc.(a)	2,132,884
155,000	Blackbaud, Inc.	7,647,700
313,887	Blackline, Inc.(a)	30,660,482
20,550	Bloomin’ Brands, Inc.	287,289
4,440	Brinker International, Inc.	193,318
200,000	Bryn Mawr Bank Corp.	5,372,000
262,890	Burlington Stores, Inc.(a)	50,890,246
6,850	Cabot Oil & Gas Corp.	121,861
352,745	Cantel Medical Corp.	16,875,321
620,000	Cardiovascular Systems, Inc.(a)	22,103,000
215,000	Catalent, Inc.(a)	18,870,550
356,590	CDW Corp.	43,717,934
105,521	CEVA, Inc.(a)	4,254,607
55,000	Chase Corp.	5,233,800
13,802	Cheesecake Factory, Inc. (The)	410,195
522,676	Chegg, Inc.(a)	38,385,325
146,063	Chinook Therapeutics, Inc.(a)	1,803,878
2,455	Citrix Systems, Inc.	278,078
1,061,321	Cloudera, Inc.(a)	10,316,040
397,170	CMC Materials, Inc.	56,473,602
1,154,617	Codexis, Inc.(a)	15,367,952
3,765	Cogent Communications Holdings, Inc.	210,087
210,000	Community Bank System, Inc.	12,177,900
345,000	CONMED Corp.	26,899,650
222,814	Cooper Cos, Inc. (The)	71,088,807
3,183	Cracker Barrel Old Country Store, Inc.	362,289
221,380	Cree, Inc.(a)	14,079,768
85,000	CSW Industrials, Inc.	7,270,050
525,000	CVB Financial Corp.	9,187,500
21,889	DexCom, Inc.(a)	6,995,287
194,873	Digimarc Corp.(a)	6,175,525
2,045	Digital Realty Trust, Inc. REIT	295,094
940	Domino’s Pizza, Inc.	355,621
473,690	Dover Corp.	52,442,220
750,000	elf Beauty, Inc.(a)	15,202,500
140,000	Envestnet, Inc.(a)	10,743,600
159,750	Envista Holdings Corp.(a)	4,220,595
334,948	Equifax, Inc.	45,753,897
9,295	Equity Commonwealth REIT	245,574
131,031	Everbridge, Inc.(a)	13,717,635
185,122	EverQuote, Inc. - Class A(a)	6,199,736
795,000	Evoqua Water Technologies Corp.(a)	18,229,350
232,110	Exact Sciences Corp.(a)	28,742,181
3,402	Exponent, Inc.	236,745
1,804	Extra Space Storage, Inc. REIT	209,174
108,967	FARO Technologies, Inc.(a)	6,564,172
116,500	First Solar, Inc.(a)	10,140,743

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
UNITED STATES (continued)
389,809	Flexion Therapeutics, Inc.(a)	$4,673,810
652,408	Freeport-McMoRan, Inc.	11,312,755
50,000	Freshpet, Inc.(a)	5,725,000
1,957	FTI Consulting, Inc.(a)	192,686
75,000	Generac Holdings, Inc.(a)	15,761,250
250,000	German American Bancorp, Inc.	7,542,500
132,501	Glaukos Corp.(a)	7,409,456
56,233	Global Blood Therapeutics, Inc.(a)	2,973,601
220,000	Globus Medical, Inc. - Class A(a)	11,466,400
18,801	H&R Block, Inc.	324,505
8,070	Hawaiian Electric Industries, Inc.	266,633
195,000	HB Fuller Co.	8,823,750
167,604	Heron Therapeutics, Inc.(a)	2,733,621
2,025,000	Hostess Brands, Inc.(a)	25,596,000
1,266,060	IAA, Inc.(a)	71,646,335
132,695	IDEX Corp.	22,609,901
260,000	Independent Bank Corp.	14,895,400
222,667	Ingersoll Rand, Inc.(a)	7,779,985
160,000	Innospec, Inc.	10,582,400
172,338	Insmed, Inc.(a)	5,676,814
205,671	Inspire Medical Systems, Inc.(a)	24,563,288
575,000	Integra LifeScience Holdings Corp.(a)	25,357,500
294,285	Intersect ENT, Inc.(a)	4,561,418
70,887	IPG Photonics Corp.(a)	13,182,147
141,141	iRobot Corp.(a)	11,232,001
90,000	J&J Snack Foods Corp.	12,201,300
2,065	Jack Henry & Associates, Inc.	306,136
5,086	Jack in the Box, Inc.	407,185
340,000	John Bean Technologies Corp.	28,549,800
430,115	John Wiley & Sons, Inc. - Class A	13,316,360
10,287	Juniper Networks, Inc.	202,860
19,406	KKR Real Estate Finance Trust, Inc. REIT	324,274
140,590	L3Harris Technologies, Inc.	22,650,455
279,440	Laboratory Corp. of America Holdings(a)	55,823,729
200,000	Lancaster Colony Corp.	33,228,000
134,240	LendingTree, Inc.(a)	43,438,722
2,683	Life Storage, Inc. REIT	306,264
235,350	LivePerson, Inc.(a)	12,581,811
199,587	LiveRamp Holdings, Inc.(a)	13,190,705
26,402	Madrigal Pharmaceuticals, Inc.(a)	3,359,655
113,141	MarketAxess Holdings, Inc.	60,966,028
40,000	Masimo Corp.(a)	8,952,800
436,286	Match Group, Inc.(a)	50,949,479
365,481	MaxCyte, Inc.(a)	1,931,808
825,000	Medallia, Inc.(a)	23,471,250
266,410	MGP Ingredients, Inc.	11,194,548
238,792	Model N, Inc.(a)	8,412,642
195,000	MSA Safety, Inc.	25,724,400
470,505	Nasdaq, Inc.	56,926,400
5,669	National Health Investors, Inc. REIT	317,747
3,593	National HealthCare Corp.	227,437
Shares		Value
UNITED STATES (continued)
100,353	National Instruments Corp.	$3,139,042
350,000	National Vision Holdings, Inc.(a)	14,115,500
6,417	Nelnet, Inc. - Class A	391,694
442,270	New Relic, Inc.(a)	26,828,098
125,000	Omnicell, Inc.(a)	10,818,750
269,284	Pacira BioSciences, Inc.(a)	14,083,553
115,000	Palomar Holdings, Inc.(a)	10,254,550
76,047	Paycom Software, Inc.(a)	27,687,952
85,000	Penumbra, Inc.(a)	22,187,550
800,000	Pluralsight, Inc.(a)	12,560,000
505,000	Prestige Consumer Healthcare, Inc.(a)	16,680,150
225,000	Prosperity Bancshares, Inc.	12,399,750
46,162	Protara Therapeutics, Inc.(a)	828,146
1,950,000	Pure Storage, Inc. - Class A(a)	31,395,000
3,304,860	PureTech Health Plc(a)	11,110,392
506,756	Q2 Holdings, Inc.(a)	46,236,417
3,023	Quest Diagnostics, Inc.	369,229
60,450	RBC Bearings, Inc.(a)	7,196,573
95,047	Rubius Therapeutics, Inc.(a)	402,049
565,000	SailPoint Technologies Holding, Inc.(a)	23,453,150
791,540	Sally Beauty Holdings, Inc.(a)	6,625,190
48,648	Seagen, Inc.(a)	8,114,486
250,000	Selective Insurance Group, Inc.	13,015,000
440,000	Sensient Technologies Corp.	28,789,200
75,000	Shake Shack, Inc. - Class A(a)	5,064,000
3,115	Shenandoah Telecommunications Co.	135,876
83,304	Shockwave Medical, Inc.(a)	5,691,329
1,080,000	Simply Good Foods Co. (The)(a)	20,304,000
8,065	Simulations Plus, Inc.	522,773
4,177	Southwest Gas Holdings, Inc.	274,512
94,163	Splunk, Inc.(a)	18,648,041
4,175	Sprouts Farmers Market, Inc.(a)	79,534
451,910	SS&C Technologies Holdings, Inc.	26,762,110
439,832	STAAR Surgical Co.(a)	31,887,820
130,000	Standex International Corp.	8,071,700
315,795	STERIS Plc	55,955,716
165,000	Stock Yards Bancorp, Inc.	6,306,300
247,050	Stratasys Ltd.(a)	3,157,299
377,895	Synopsys, Inc.(a)	80,816,625
119,491	Tabula Rasa HealthCare, Inc.(a)	4,127,219
250,000	Tactile Systems Technology, Inc.(a)	9,145,000
228,510	Teladoc Health, Inc.(a)	44,893,075
154,958	Teleflex, Inc.	49,312,284
650,000	Tenable Holdings, Inc.(a)	22,171,500
168,866	Tesla, Inc.(a)	65,526,763
403,100	TreeHouse Foods, Inc.(a)	15,656,404
657,875	TriMas Corp.(a)	16,006,099
234,121	Trupanion, Inc.(a)	16,749,016
297,100	UMB Financial Corp.	18,084,477
895	UniFirst Corp.	146,610
667,183	Upwork, Inc.(a)	12,309,526
71,858	UroGen Pharma Ltd.(a)	1,618,242

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
UNITED STATES (continued)
962,900	US Foods Holding Corp.(a)	$20,124,610
170,705	Utz Brands, Inc.	2,895,157
100,000	Vapotherm, Inc.(a)	2,995,000
345,580	Veeco Instruments, Inc.(a)	4,399,233
188,815	Verisk Analytics, Inc.	33,603,406
1,543,928	ViewRay, Inc.(a)	4,585,466
150,000	Washington Trust Bancorp, Inc.	5,065,500
121,237	Wayfair, Inc. - Class A(a)	30,070,413
1,800	WD-40 Co.	438,084
6,175	Weis Markets, Inc.	280,407
1,322,745	Welbilt, Inc.(a)	8,042,290
61,945	West Pharmaceutical Services, Inc.	16,853,376
295,170	WEX, Inc.(a)	37,353,763
25,000	Wingstop, Inc.	2,908,250
711,945	Wolverine World Wide, Inc.	18,987,573
215,000	Workiva, Inc.(a)	11,891,650
669,760	Wyndham Hotels & Resorts, Inc.	31,150,538
2,669,956	Yext, Inc.(a)	44,267,870
2,485	York Water Co. (The)	104,991
111,597	Zillow Group, Inc. - Class A(a)	9,968,960
444,250	Zillow Group, Inc. - Class C(a)	39,369,435
46,075	Zscaler, Inc.(a)	6,254,681
250,131	Zuora, Inc. - Class A(a)	2,406,260
		3,123,007,991
VIETNAM — 0.0%
794,673	PetroVietnam Drilling & Well Services JSC(a)	371,927
563,790	Vietnam National Petroleum Group	1,191,662
		1,563,589
Total Common Stocks (Cost $4,941,549,048)		5,875,857,378

RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights, 12/01/49(a)(b)	0
1,710	Centrebet Litigation Units Rights, Expire 12/01/49(a)(b)	0
		0
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG, Expire 05/22/29(a)(b)	0
HONG KONG — 0.0%
600	Legend Holdings Corp. Rights, Expire 12/31/20(a)(b)	0
SINGAPORE — 0.0%
169,647	Ezion Holdings Ltd. Warrants, Expire 04/16/23(a)	0
Shares		Value
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(a)(b)	$0
Total Rights/Warrants (Cost $0)		0

EXCHANGE-TRADED FUNDS — 10.6%
657,300	iShares Core S&P Small-Cap ETF	47,338,746
454,850	iShares MSCI China ETF	35,350,942
747,000	iShares MSCI Emerging Markets ETF	33,398,370
872,000	iShares MSCI Japan ETF	50,785,280
671,900	iShares MSCI Taiwan ETF	30,343,004
49,805	iShares Russell 2000 ETF	7,624,647
501,800	iShares Russell Mid-Cap Growth ETF	86,851,544
1,135,825	Vanguard Mid-Cap ETF	200,064,216
974,500	Vanguard Small-Cap Growth ETF	211,252,110
429,000	Xtrackers Harvest CSI 300 China A-Shares ETF	15,362,490

Total Exchange-Traded Funds (Cost $576,270,957)		718,371,349

INVESTMENT COMPANY — 0.3%
20,792,269	SEI Daily Income Trust Government II Fund - Class A, 0.01%(d)	20,792,269
Total Investment Company (Cost $20,792,269)		20,792,269

CASH SWEEP — 1.3%
84,916,412	Citibank - US Dollars on Deposit in Custody Account, 0.01%(a)(d)	84,916,412
Total Cash Sweep (Cost $84,916,412)		84,916,412
TOTAL INVESTMENTS — 99.0% (Cost $5,623,528,686)		$6,699,937,408
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		65,305,167
NET ASSETS — 100.0%		$6,765,242,575

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $4,316,618 which is 0.06% of net assets and the cost is $6,781,075.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

(d)	The rate shown represents the current yield as of October 31, 2020.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CVR — Contingent Value Right

ETF — Exchange -Traded Fund

FOR — Foreign Ownership Restrictions

MSCI — Morgan Stanley Capital International Index

REIT — Real Estate Investment Trust

VVPR — Voter Verified Paper Record

59

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	October 31, 2020

Shares		Value
COMMON STOCKS — 93.8%
ARGENTINA — 0.4%
80,627	Globant SA(a)	$14,562,043
43,525	MercadoLibre, Inc.(a)	52,841,526
		67,403,569
AUSTRALIA — 0.4%
370,953	Atlassian Corp. Plc - Class A(a)	71,082,014
18,681	Australia & New Zealand Banking Group Ltd.	246,991
21,623	BHP Group Ltd.	513,415
29,775	BlueScope Steel Ltd.	306,816
1,594	Cochlear Ltd.	237,731
10,205	Commonwealth Bank of Australia	495,086
26,739	Computershare Ltd.	228,357
3,024	CSL Ltd.	611,228
3,081	Macquarie Group Ltd.	274,494
112,907	Oil Search Ltd.	203,961
72,114	Santos Ltd.	239,758
14,676	Woodside Petroleum Ltd.	180,732
8,272	Woolworths Group Ltd.	221,876
		74,842,459
BELGIUM — 0.2%
3,319	Etablissements Franz Colruyt NV	196,443
284,210	Galapagos NV - ADR(a)	33,104,781
8,528	Proximus SADP	165,816
2,123	UCB S.A.	209,424
		33,676,464
BRAZIL — 0.6%
88,713	Ambev S.A.	188,930
926,520	Ambev SA - ADR	1,982,753
863,804	B3 SA - Brasil Bolsa Balcao	7,649,053
2,614,467	Banco Bradesco SA - ADR	9,150,634
757,051	Cia Brasileira de Distribuicao - ADR	8,145,869
2,120,854	Itau Unibanco Holding SA - ADR	8,674,293
1,950,635	Localiza Rent a Car SA	20,652,162
614,800	Lojas Renner SA	4,014,771
414,006	Pagseguro Digital Ltd. - Class A(a)	15,156,760
62,266	Petroleo Brasileiro S.A.	206,289
1,927,685	Raia Drogasil S.A.	8,109,920
1,074,100	Ultrapar Participacoes SA	3,064,338
2,407	Ultrapar Participacoes SA - ADR	6,836
551,071	WEG S.A.	7,289,413
215,199	XP, Inc. - Class A(a)	8,625,176
		102,917,197
CANADA — 1.4%
3,460,472	Alimentation Couche-Tard, Inc. - Class B	106,569,966
5,119	Bank of Nova Scotia (The)	212,667
93,926	Barrick Gold Corp.	2,511,179
300,240	BCE, Inc.	12,065,488
2,498	Canadian National Railway Co.	248,150
Shares		Value
CANADA (continued)
15,195	Canadian Natural Resources Ltd.	$241,788
1,651	Canadian Pacific Railway Ltd.	493,379
204	Constellation Software, Inc.	214,150
6,378	Dollarama, Inc.	219,637
49,850	Enbridge, Inc.	1,373,560
26,895	Intact Financial Corp.	2,778,121
188,590	Loblaw Cos. Ltd.	9,387,742
6,821	Metro, Inc.	318,191
4,648	Rogers Communications, Inc. - Class B	188,809
5,472	Royal Bank of Canada	382,625
102,680	Shopify, Inc. - Class A(a)	95,023,152
4,392	TC Energy Corp.	172,871
40,445	Thomson Reuters Corp.	3,144,407
379	TOPICUS.COM, Inc.(a)(b)	0
228,220	Toronto-Dominion Bank (The)	10,068,882
5,724	Wheaton Precious Metals Corp.	262,678
		245,877,442
CHILE — 0.0%
20,132	Antofagasta Plc	268,505
133,555	Banco Santander Chile - ADR	1,853,743
		2,122,248
CHINA — 8.5%
97,384	51job, Inc. - ADR(a)	6,826,618
569,664	Agricultural Bank of China Ltd. - H Shares	192,521
410,000	Airtac International Group	11,008,443
747,416	Alibaba Group Holding Ltd.(a)	28,267,317
1,531,056	Alibaba Group Holding Ltd. - ADR(a)	466,497,453
13,510,295	ANTA Sports Products Ltd.	148,652,456
41,100	Autohome, Inc. - ADR	3,927,105
54,815	Baidu, Inc. - ADR(a)	7,293,136
24,700,207	Bank of China Ltd. - H Shares	7,805,934
39,295	BeiGene Ltd. - ADR(a)	11,651,753
12,152,163	China Construction Bank Corp. - H Shares	8,386,207
128,202	China International Capital Corp. Ltd. - H Shares(a)(c)	298,325
96,910	China Life Insurance Co. Ltd. - H Shares	210,508
55,693	China Merchants Bank Co. Ltd. - H Shares	289,510
391,636	China Petroleum & Chemical Corp. - H Shares	152,057
176,136	China Railway Construction Corp. Ltd. - H Shares	119,052
106,258	China Shenhua Energy Co Ltd. - H Shares	183,664
101,676	CITIC Securities Co. Ltd. - H Shares	219,287
180,941	CNOOC Ltd.	164,311
26,524	CNOOC Ltd. - ADR	2,443,391

60

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
CHINA (continued)
9,668,698	CSPC Pharmaceutical Group Ltd.	$10,189,392
985,058	ENN Energy Holdings Ltd.	12,445,847
628,048	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	15,024,870
158,013	Fosun International Ltd.	190,370
471,500	Fuyao Glass Industry Group Co. Ltd. - H Shares(c)	1,997,907
1,282,353	Fuyao Glass Industry Group Co., Ltd. - Class A	7,177,324
1,132,143	Guangdong Investment Ltd.	1,676,492
211,357	Haitong Securities Co. Ltd. – H Shares(a)	178,301
1,869,767	Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	12,536,872
501,986	Hangzhou Tigermed Consulting Co. Ltd. - H Shares(a)(c)	8,061,562
16,257,415	Industrial & Commercial Bank of China Ltd. - H Shares	9,143,158
337,378	Jiangsu Hengrui Medicine Co. Ltd. - Class A	4,475,903
139,789	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. - Class A	3,508,268
1,537,329	Midea Group Co., Ltd. - Class A	17,876,906
59,716	New China Life Insurance Co. Ltd. - H Shares	237,632
881,645	New Oriental Education & Technology Group, Inc. - ADR(a)	141,398,225
204,755	PICC Property & Casualty Co Ltd. - H Shares	138,396
1,407,500	Ping An Insurance Group Co. of China Ltd.	14,442,648
20,119	Poly Property Services Co. Ltd.	144,680
504,289	S.f. Holding Co., Ltd. - Class A	6,235,413
629,458	Shenzhou International Group Holdings Ltd.	10,871,903
66,000	Silergy Corp.	4,061,041
1,324,043	Sunny Optical Technology Group Co. Ltd.	21,895,171
5,822,144	Tencent Holdings Ltd. - Class H	443,842,258
576,781	Trip.com Group Ltd. - ADR(a)	16,588,222
954,000	Wuxi Biologics Cayman, Inc.(a)(c)	26,654,163
4,376	Yum China Holdings, Inc.	232,934
68,802	ZTO Express Cayman, Inc. - ADR	1,993,882
		1,497,808,788
COLOMBIA — 0.0%
208,043	Bancolombia SA - ADR	5,303,016
CZECH REPUBLIC — 0.0%
209,673	Komercni Banka AS(a)	4,247,894
DENMARK — 0.1%
1,614	Carlsberg A/S - Class B	204,275
2,280	Chr Hansen Holding A/S	229,641
Shares		Value
DENMARK (continued)
19,837	Coloplast A/S - Class B	$2,894,862
2,740	DSV PANALPINA A/S	443,664
4,463	GN Store Nord A/S	320,970
9,396	Novo Nordisk A/S - B Shares	603,493
61,796	Novozymes A/S - B Shares	3,713,367
38,130	Pandora A/S	3,019,619
15,365	SimCorp A/S	1,831,685
		13,261,576
EGYPT — 0.0%
1,494,527	Commercial International Bank Egypt SAE - GDR	5,776,347
FINLAND — 0.1%
45,434	Elisa Oyj	2,235,110
123,790	Kesko Oyj - Class B	3,180,424
3,427	Kone Oyj - Class B	272,761
79,420	Neste Oyj	4,132,730
7,350	UPM-Kymmene Oyj	207,669
		10,028,694
FRANCE — 1.7%
2,343	Air Liquide S.A.	342,460
1,200,825	Airbus SE(a)	87,534,371
2,873	Atos SE(a)	196,077
8,552	BNP Paribas S.A.(a)	297,357
2,625	Capgemini SE	303,090
4,916	Edenred	229,245
312	Hermes International	290,332
12,195	Iliad SA	2,357,675
310,830	L’Oreal S.A.	100,529,321
1,702	LVMH Moet Hennessy Louis Vuitton SE	797,450
4,226	Sanofi	380,799
945	Sartorius Stedim Biotech	358,352
848,037	Schneider Electric SE	102,914,475
916	Teleperformance	274,919
11,914	TOTAL SE	358,268
		297,164,191
GEORGIA — 0.0%
115,923	Bank of Georgia Group Plc(a)	1,347,104
GERMANY — 0.8%
5,078	BASF SE	278,375
1,360	Bechtle AG	233,311
1,295	Deutsche Boerse AG	190,563
222,322	Deutsche Post AG	9,849,561
14,459	Deutsche Telekom AG	220,094
8,271	Evonik Industries AG	199,110
2,789	Fresenius Medical Care AG & Co KGaA	213,017
6,593	Fresenius SE & Co KGaA	244,484
7,175	RWE AG	265,648
2,328	Siemens AG	273,028

61

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
GERMANY (continued)
540,900	Telefonica Deutschland Holding AG	$1,365,117
4,982	Vonovia SE	318,080
1,277,494	Zalando SE(a)(c)	119,294,072
		132,944,460
HONG KONG — 1.4%
16,418,782	AIA Group Ltd.	154,710,355
528,209	ASM Pacific Technology Ltd.	5,314,454
3,554,969	BOC Hong Kong Holdings Ltd.	9,858,992
52,978	China Mengniu Dairy Co. Ltd.	249,087
47,298	China Mobile Ltd.	287,662
58,030	China Overseas Land & Investment Ltd.	145,215
41,259	China Resources Beer Holdings Co. Ltd.	255,723
46,999	China Resources Land Ltd.	191,270
90,353	CLP Holdings Ltd.	830,979
30,759	Galaxy Entertainment Group Ltd.	202,745
91,684	Hang Lung Properties Ltd.	222,572
11,051	Hang Seng Bank Ltd.	169,917
5,352,351	Hong Kong & China Gas Co. Ltd.	7,691,092
218,419	Hong Kong Exchanges & Clearing Ltd.	10,430,018
275,346	Hutchison China MediTech Ltd. - ADR(a)	8,106,186
1,947,748	MTR Corp. Ltd.	9,635,103
10,292,656	Sino Biopharmaceutical Ltd.	10,382,273
32,706	Sun Hung Kai Properties Ltd.	418,291
1,341,257	Techtronic Industries Co. Ltd.	17,889,194
		236,991,128
INDIA — 3.0%
868,905	Apollo Hospitals Enterprise Ltd.	24,850,396
1,690,638	Asian Paints Ltd.	50,451,654
454,868	Bajaj Finance Ltd.	20,310,471
2,374,989	Bandhan Bank Ltd.(a)(c)	9,276,262
321,111	Britannia Industries Ltd.	15,049,742
9,012,173	HDFC Bank Ltd.(a)	143,930,876
169,723	HDFC Bank Ltd. - ADR(a)	9,748,889
2,729,598	Housing Development Finance Corp. Ltd.	70,850,025
1,779,738	ICICI Prudential Life Insurance Co. Ltd.(c)	9,686,703
640,030	Jubilant Foodworks Ltd.	18,782,245
591,309	Kotak Mahindra Bank Ltd.(a)	12,346,814
106,121	Maruti Suzuki India Ltd.	9,974,006
2,217,750	Reliance Industries Ltd.	61,483,215
580,875	Tata Consultancy Services Ltd.	20,887,828
3,546,404	Titan Co. Ltd.	55,786,803
		533,415,929
INDONESIA — 0.2%
13,231,049	Astra International Tbk PT	4,907,927
11,250,884	Bank Central Asia Tbk PT	22,270,981
Shares		Value
INDONESIA (continued)
43,600,930	Bank Rakyat Indonesia Persero Tbk PT	$10,017,034
		37,195,942
IRELAND — 0.8%
57,962	Accenture Plc - Class A	12,572,537
565,334	Aptiv Plc	54,549,078
34,150	Cimpress PLC(a)	2,506,610
6,625	Experian Plc	241,775
1,753	Jazz Pharmaceuticals Plc(a)	252,607
713,884	Medtronic Plc	71,795,314
		141,917,921
ISLE OF MAN — 0.4%
5,340,902	GVC Holdings Plc(a)	66,852,954
ISRAEL — 0.1%
1,700,210	Bank Leumi Le-Israel BM	8,047,476
1,842	Check Point Software Technologies Ltd.(a)	209,178
1,395	Nice Ltd.(a)	319,063
		8,575,717
ITALY — 0.0%
1,251	DiaSorin SpA	274,639
20,791	FinecoBank Banca Fineco SpA(a)	284,516
11,746	Prysmian SpA	319,290
		878,445
JAPAN — 2.5%
9,594	Aeon Co. Ltd.	244,077
211,465	Ajinomoto Co., Inc.	4,236,571
5,876	Asahi Group Holdings Ltd.	180,891
11,847	Astellas Pharma, Inc.	162,381
53,856	Bandai Namco Holdings, Inc.	4,000,041
49,970	Benesse Holdings, Inc.	1,173,659
67,417	Central Japan Railway Co.	8,103,949
7,180	Chugai Pharmaceutical Co Ltd.	275,761
14,094	Chugoku Electric Power Co. Inc. (The)	177,025
1,559	Daikin Industries Ltd.	290,074
7,875	Daiwa House Industry Co. Ltd.	205,760
120	Daiwa House REIT Investment Corp. REIT	277,263
800	Disco Corp.	214,184
2,628	East Japan Railway Co.	136,979
340,900	ENEOS Holdings, Inc.	1,141,597
8,449	Fuji Electric Co. Ltd.	254,208
112,455	FUJIFILM Holdings Corp.	5,712,170
1,940	Fujitsu Ltd.	226,529
4,576	Hamamatsu Photonics KK	229,029
6,693	Hitachi Ltd.	223,878
2,714	Hoya Corp.	305,890
131,876	ITOCHU Corp.	3,149,052
475	Japan Real Estate Investment Corp. REIT	2,322,938

62

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
JAPAN (continued)
10,695	Japan Tobacco, Inc.	$201,243
3,698	Kao Corp.	262,087
98,031	KDDI Corp.	2,614,753
489,913	Keyence Corp.	221,103,102
98,046	Kyowa Kirin Co. Ltd.	2,425,514
49,382	Lawson, Inc.	2,266,398
5,248	M3, Inc.	352,239
9,769	Mitsubishi Corp.	216,990
16,140	Mitsubishi Electric Corp.	206,577
12,213	Mitsubishi Estate Co. Ltd.	181,279
572,276	Mitsui & Co. Ltd.	8,909,784
11,528	Mitsui Fudosan Co. Ltd.	195,391
43,255	MS&AD Insurance Group Holdings, Inc.	1,175,212
4,303	Murata Manufacturing Co Ltd.	298,676
7,341	Nabtesco Corp.	272,759
51,862	Nagoya Railroad Co. Ltd.	1,375,127
7,527	Nichirei Corp.	188,939
5,487	Nihon Kohden Corp.	171,379
1,198,400	Nihon M&A Center, Inc.	69,938,622
57	Nippon Building Fund, Inc. REIT	287,464
144	Nippon Prologis REIT, Inc. REIT	473,146
220,482	Nippon Telegraph & Telephone Corp.	4,624,657
71,790	Nissan Chemical Corp.	3,785,098
50,717	Nomura Holdings, Inc.	225,016
8,212	Nomura Research Institute Ltd.	242,764
75,140	NTT DOCOMO, Inc.	2,789,715
1,250	Obic Co Ltd.	221,477
12,097	Olympus Corp.	229,819
3,562	Omron Corp.	255,170
11,664	Osaka Gas Co. Ltd.	220,813
4,966	Otsuka Holdings Co. Ltd.	182,854
26,607	Panasonic Corp.	244,151
590,400	PeptiDream, Inc.(a)	27,209,322
13,090	Recruit Holdings Co. Ltd.	496,368
23,552	Sawai Pharmaceutical Co. Ltd.	1,131,540
111,060	Sega Sammy Holdings, Inc.	1,385,399
635,460	Sekisui Chemical Co. Ltd.	9,832,802
155,945	Sekisui House Ltd.	2,571,651
5,679	Seven & i Holdings Co. Ltd.	172,439
7,402	Shimadzu Corp.	210,051
1,743	Shin-Etsu Chemical Co Ltd.	231,246
543	SMC Corp.	286,813
14,944	SoftBank Corp.	173,070
6,898	Sony Corp.	571,501
7,785	Sumitomo Mitsui Financial Group, Inc.	214,228
7,675	Sumitomo Realty & Development Co. Ltd.	204,310
5,361	Suntory Beverage & Food Ltd.	184,341
266,750	Terumo Corp.	9,776,205
252,318	Tobu Railway Co. Ltd.	7,121,636
3,775	Toho Gas Co. Ltd.	194,348
Shares		Value
JAPAN (continued)
4,237	Tokio Marine Holdings, Inc.	$188,549
1,249	Tokyo Electron Ltd.	332,844
10,446	Tokyo Gas Co. Ltd.	236,019
4,747	Toyo Suisan Kaisha Ltd.	235,774
155,505	Toyota Motor Corp.	10,104,594
50,560	Trend Micro, Inc.	2,825,121
5,136	Unicharm Corp.	237,435
231,395	West Japan Railway Co.	9,857,412
4,756	Yamaha Corp.	223,502
		445,590,641
KAZAKHSTAN — 0.0%
111,768	Kaspi.KZ JSC - GDR(a)(c)	4,800,435
52,125	Kaspi.KZ JSC - GDR(a)	2,238,769
		7,039,204
KENYA — 0.1%
1,013,379	East African Breweries Ltd.	1,399,450
32,047,920	Safaricom Plc	9,087,117
		10,486,567
LUXEMBOURG — 0.0%
388,541	Tenaris SA - ADR	3,714,452
MACAU — 0.1%
3,448,200	Sands China Ltd.	12,075,928
MALAYSIA — 0.1%
2,540,547	Public Bank Berhad	9,220,565
67,333	Tenaga Nasional Bhd	154,599
		9,375,164
MEXICO — 0.2%
350,579	America Movil SAB de CV- Series L	213,043
167,344	Fomento Economico Mexicano SAB de CV - ADR	8,998,087
56,040	Grupo Aeroportuario del Sureste SAB de CV - ADR(a)	6,464,214
74,793	Grupo Financiero Banorte SAB de CV- Series O(a)	333,565
105,603	Grupo Mexico SAB de CV- Series B	301,104
9,561,823	Wal-Mart de Mexico SAB de CV	23,152,310
		39,462,323
NETHERLANDS — 2.1%
61,777	Adyen NV(a)(c)	104,145,217
377,444	ASML Holding NV	137,151,658
309,876	ASML Holding NV	111,930,310
2,469	IMCD NV	285,998
71,333	ING Groep NV(a)	486,752
9,088	Koninklijke Ahold Delhaize NV	249,684
2,354	NXP Semiconductors NV	318,072
192,338	Prosus NV	19,215,208
16,984	Royal Dutch Shell Plc - A Shares	212,415
17,758	Royal Dutch Shell Plc - B Shares	213,722

63

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
NETHERLANDS (continued)
36,534	Wolters Kluwer NV	$2,960,572
		377,169,608
NORWAY — 0.0%
14,286	Aker BP ASA	221,922
12,713	Telenor ASA	196,022
		417,944
PANAMA — 0.0%
126,548	Copa Holdings SA - Class A	6,236,285
PERU — 0.0%
56,862	Credicorp. Ltd.	6,520,934
POLAND — 0.1%
294,899	Allegro.eu SA(a)(c)	5,993,186
42,148	CD Projekt SA(a)	3,571,070
37,406	Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	179,111
26,616	Powszechny Zaklad Ubezpieczen S.A.(a)	145,230
		9,888,597
PORTUGAL — 0.0%
11,394	Jeronimo Martins SGPS S.A.	181,002
PUERTO RICO — 0.0%
54,610	EVERTEC, Inc.	1,817,421
QATAR — 0.0%
52,333	Qatar National Bank QPSC	254,407
RUSSIA — 0.5%
267,110	LUKOIL PJSC - ADR	13,646,650
120,246	Novatek PJSC - GDR	14,489,643
1,116,353	Sberbank of Russia PJSC - ADR	11,275,165
410,109	Sberbank of Russia PJSC - ADR	4,146,202
839,519	Yandex NV - Class A(a)	48,331,109
		91,888,769
SINGAPORE — 1.5%
93,557	CapitaLand Ltd.	176,025
6,924,785	CapitaLand Mall Trust REIT	8,770,364
1,509,540	Oversea-Chinese Banking Corp. Ltd.	9,305,119
1,398,613	Sea Ltd. - ADR(a)	220,561,270
1,421,963	Singapore Exchange Ltd.	9,015,117
660,549	United Overseas Bank Ltd.	9,183,224
		257,011,119
SOUTH AFRICA — 0.1%
44,287	Absa Group Ltd.	236,569
1,015,789	Discovery Ltd.	6,678,819
915,206	Standard Bank Group Ltd.	5,965,183
30,577	Vodacom Group Ltd.	230,224
		13,110,795
Shares		Value
SOUTH KOREA — 0.5%
45,231	Amorepacific Corp.	$6,298,139
111,135	Coway Co. Ltd.	6,797,188
1,594	Hyundai Mobis Co. Ltd.	316,777
8,849	KB Financial Group, Inc.	312,721
9,574	Kia Motors Corp.	426,092
708	Korea Zinc Co. Ltd.	238,662
19,197	LG Household & Health Care Ltd.	25,377,192
1,599	NAVER Corp.	408,663
2,271	POSCO	416,293
29,345	Samsung Electronics Co Ltd.	1,463,759
30,887	Samsung Electronics Co. Ltd. - GDR	38,516,880
388,660	Shinhan Financial Group Co. Ltd.	10,395,551
		90,967,917
SPAIN — 0.0%
4,545	Amadeus IT Group S.A.	216,973
41,183	Iberdrola S.A.	485,632
7,079	Industria de Diseno Textil S.A.	174,701
163,768	Red Electrica Corp. S.A.	2,884,818
		3,762,124
SWEDEN — 0.4%
1,520,197	Atlas Copco AB - A Shares	67,122,786
6,444	Essity AB - Class B	186,765
8,303	Hexagon AB - B Shares(a)	606,881
16,148	Sandvik AB(a)	287,631
290,535	Svenska Handelsbanken AB - Class A(a)	2,354,736
3,262	Swedish Match AB	245,831
14,554	Tele2 AB - B Shares	172,635
721,915	Telia Co. AB	2,768,109
		73,745,374
SWITZERLAND — 2.1%
105	Chocoladefabriken Lindt & Spruengli AG	9,080,648
627,621	Coca-Cola HBC AG - CDI	14,269,657
23,999	Credit Suisse Group AG	225,713
20,245	Geberit AG	11,525,045
281	Georg Fischer AG	283,467
59	Givaudan S.A.	240,388
5,685	Logitech International S.A.	478,632
165,899	Lonza Group AG	100,449,452
100,416	Nestle S.A.	11,290,572
8,854	Novartis AG	690,302
77,125	PSP Swiss Property AG	9,327,840
252,998	Roche Holding AG	81,325,220
41,060	Schindler Holding AG	10,500,649
3,885	SGS SA	9,706,674
1,442	Sika AG	354,937
1,092	Sonova Holding AG(a)	259,022
8,464	STMicroelectronics NV	257,775
2,408	Sunrise Communications Group AG(c)	289,659

64

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
SWITZERLAND (continued)
89,785	Swiss Prime Site AG	$7,549,401
8,925	Swisscom AG	4,538,663
951,717	TE Connectivity Ltd.	92,202,343
20,519	UBS Group AG	238,208
665	Zurich Insurance Group AG	220,470
		365,304,737
TAIWAN — 0.8%
1,234,627	Chunghwa Telecom Co. Ltd.	4,618,494
4,262,125	CTBC Financial Holding Co. Ltd.	2,689,578
43,974	Delta Electronics, Inc.	292,099
804,541	Eclat Textile Co. Ltd.	10,646,207
2,132,300	First Financial Holding Co. Ltd.	1,494,664
81,821	Formosa Chemicals & Fibre Corp.	196,804
4,475,484	Hon Hai Precision Industry Co. Ltd.	12,126,139
90,000	Largan Precision Co. Ltd.	9,518,066
15,925	MediaTek, Inc.	377,476
2,809,617	Mega Financial Holding Co. Ltd.	2,706,136
90,343	Pegatron Corp.	194,245
25,338	Realtek Semiconductor Corp.	314,915
2,520,273	Taiwan Cement Corp.	3,572,887
3,475,506	Taiwan Semiconductor Manufacturing Co. Ltd.	52,490,730
453,997	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	38,076,728
87,130	Uni-President Enterprises Corp.	186,728
329,155	United Integrated Services Co. Ltd.	2,284,240
		141,786,136
THAILAND — 0.4%
14,146,600	Airports of Thailand Public Co. Ltd. - FOR	23,488,780
27,006,800	CP ALL Public Co. Ltd. - FOR(a)	46,574,653
3,060,200	Siam Commercial Bank Public Co. Ltd. (The) - FOR	6,382,065
		76,445,498
TURKEY — 0.0%
13,489	BIM Birlesik Magazalar AS	107,532
91,377	Eregli Demir ve Celik Fabrikalari TAS	103,923
100,730	Tupras Turkiye Petrol Rafinerileri AS(a)	898,570
		1,110,025
UNITED ARAB EMIRATES — 0.0%
1,097,449	Network International Holdings Plc(a)(c)	3,161,973
UNITED KINGDOM — 1.2%
12,864	Anglo American Plc	301,843
8,916	Ashtead Group Plc	323,420
5,890	AstraZeneca Plc	592,586
32,438	Barratt Developments Plc(a)	202,764
104,826	BP Plc	266,988
10,897	British American Tobacco Plc	345,587
Shares		Value
UNITED KINGDOM (continued)
53,599	Coca-Cola European Partners Plc	$1,914,020
3,410	Croda International Plc	266,562
9,830	Diageo Plc	318,243
19,022	GlaxoSmithKline Plc	318,339
10,281	Hargreaves Lansdown Plc	180,141
221,217	ITV Plc(a)	206,744
31,248	JD Sports Fashion Plc	300,052
76,705	Legal & General Group Plc	183,639
393,000	Linde Plc	86,593,620
1,134,375	London Stock Exchange Group Plc	121,652,497
120,728	M&G Plc	229,366
11,744	Mondi Plc	222,587
3,553	Next Plc	268,811
14,782	RELX Plc	292,519
8,050	Rio Tinto Plc	454,383
2,201	Spirax-Sarco Engineering Plc	321,639
115,549	Taylor Wimpey Plc(a)	158,377
13,255	Unilever NV	749,485
		216,664,212
UNITED STATES — 61.0%
2,435	3M Co.	389,503
5,845	A.O. Smith Corp.	302,128
395,000	Abbott Laboratories	41,518,450
1,247,595	AbbVie, Inc.	106,170,335
186,377	ABIOMED, Inc.(a)	46,944,639
7,605	ACI Worldwide, Inc.(a)	221,838
453,066	Activision Blizzard, Inc.	34,310,688
2,476	Adobe, Inc.(a)	1,107,020
724,869	Agilent Technologies, Inc.	74,001,876
192,670	AGNC Investment Corp. REIT	2,691,600
3,185	Agree Realty Corp. REIT	197,693
428,576	Air Products & Chemicals, Inc.	118,389,834
3,194	Albemarle Corp.	297,713
1,907	Alexion Pharmaceuticals, Inc.(a)	219,572
178,888	Align Technology, Inc.(a)	76,220,599
5,259	Alliance Data Systems Corp.	271,049
101,820	Allstate Corp. (The)	9,036,525
12,924	Ally Financial, Inc.	344,812
33,274	Alphabet, Inc. - Class A(a)	53,774,444
287,327	Alphabet, Inc. - Class C(a)	465,759,940
215,771	Amazon.com, Inc.(a)	655,113,122
4,507	American Express Co.	411,219
169,276	American Tower Corp. REIT	38,874,233
1,782	Ameriprise Financial, Inc.	286,599
2,182	AmerisourceBergen Corp.	209,625
1,526,537	AMETEK, Inc.	149,905,933
335,298	Amgen, Inc.	72,739,548
107,555	Amphenol Corp. - Class A	12,136,506
1,910	Analog Devices, Inc.	226,392
407,780	Annaly Capital Management, Inc. REIT	2,891,160
994	ANSYS, Inc.(a)	302,544

65

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
UNITED STATES (continued)
214,764	Anthem, Inc.	$58,587,619
1,037	Aon Plc - Class A	190,818
5,781,912	Apple, Inc.	629,418,940
6,034	Applied Materials, Inc.	357,394
95,815	AptarGroup, Inc.	10,931,533
5,065	ASGN, Inc.(a)	337,734
2,880	Aspen Technology, Inc.(a)	316,253
14,298	Assurant, Inc.	1,778,242
31,103	AT&T, Inc.	840,403
1,941	Autodesk, Inc.(a)	457,183
234,207	Automatic Data Processing, Inc.	36,995,338
199	AutoZone, Inc.(a)	224,667
1,793	Avery Dennison Corp.	248,133
9,529,453	Bank of America Corp.	225,848,036
169,525	Bank of Hawaii Corp.	10,279,996
10,722	Bank OZK	265,691
4,029	Baxter International, Inc.	312,530
5,320	Berkshire Hathaway, Inc. - Class B(a)	1,074,108
903	Biogen, Inc.(a)	227,619
458	Bio-Rad Laboratories, Inc. - Class A(a)	268,580
1,008	Bio-Techne Corp.	254,429
3,816	Blackbaud, Inc.	188,281
3,395,200	Blackstone Group, Inc. (The) - Class A	171,185,984
398,494	Bluebird Bio, Inc.(a)	20,606,125
268	Booking Holdings, Inc.(a)	434,830
7,312	BorgWarner, Inc.	255,774
2,911,010	Boston Scientific Corp.(a)	99,760,313
12,950	Boyd Gaming Corp.	410,774
1,869,577	Bristol-Myers Squibb Co.	109,276,776
93,853	Broadcom, Inc.	32,813,824
1,882	Broadridge Financial Solutions, Inc.	258,963
3,101	Brown-Forman Corp. - Class B	216,171
115	Cable One, Inc.	199,164
9,440	Cabot Oil & Gas Corp.	167,938
699,404	Cadence Design Systems, Inc.(a)	76,493,815
3,702	California Water Service Group	164,998
3,853	Cardinal Health, Inc.	176,429
33,230	Casey’s General Stores, Inc.	5,601,581
2,777	Caterpillar, Inc.	436,128
5,536	CDK Global, Inc.	238,602
4,157	Cerner Corp.	291,364
38,660	CH Robinson Worldwide, Inc.	3,418,704
7,509	Charles Schwab Corp. (The)	308,695
728	Charter Communications, Inc. - Class A(a)	439,581
439	Chemed Corp.	209,982
2,462,345	Chevron Corp.	171,132,978
2,691	Church & Dwight Co., Inc.	237,857
19,268	Cigna Corp.	3,217,178
14,768	Cinemark Holdings, Inc.	120,950
22,407	Cisco Systems, Inc.	804,411
15,029	Citigroup, Inc.	622,501
14,433	Citizens Financial Group, Inc.	393,299
Shares		Value
UNITED STATES (continued)
2,166	Citrix Systems, Inc.	$245,343
10,824	Clorox Co. (The)	2,243,274
1,476,275	Coca-Cola Co. (The)	70,949,777
36,880	Cogent Communications Holdings, Inc.	2,057,904
4,924	Cognizant Technology Solutions Corp. - Class A	351,672
8,519	Colfax Corp.(a)	231,632
4,577	Colgate-Palmolive Co.	361,080
20,947	Comcast Corp. - Class A	884,801
7,959	Comerica, Inc.	362,214
4,877	CommVault Systems, Inc.(a)	193,080
5,627	ConocoPhillips	161,045
5,372	CoreLogic, Inc.	413,268
347,907	Costco Wholesale Corp.	124,418,501
1,952	Crown Castle International Corp. REIT	304,902
6,238	CSX Corp.	492,428
1,315	Cummins, Inc.	289,155
5,855	CVS Health Corp.	328,407
613,273	Danaher Corp.	140,770,684
248,915	Deere & Co.	56,232,388
188,101	DexCom, Inc.(a)	60,113,318
2,483	Digital Realty Trust, Inc. REIT	358,297
1,086	Dollar General Corp.	226,659
545	Domino’s Pizza, Inc.	206,184
8,903	Domtar Corp.	212,604
109,905	Dover Corp.	12,167,583
12,132	East West Bancorp, Inc.	442,575
538,832	Eaton Corp. Plc	55,925,373
9,060	eBay, Inc.	431,528
1,416	Ecolab, Inc.	259,963
847,121	Edwards Lifesciences Corp.(a)	60,730,104
2,237	Electronic Arts, Inc.(a)	268,060
69,282	Eli Lilly & Co.	9,038,530
2,733	Encompass Health Corp.	167,560
3,727	Entegris, Inc.	278,668
3,426	Envestnet, Inc.(a)	262,911
4,777	EOG Resources, Inc.	163,564
93,544	EPAM Systems, Inc.(a)	28,900,419
76,626	Equity Commonwealth REIT	2,024,459
3,112	Equity LifeStyle Properties, Inc. REIT	184,199
2,247	Euronet Worldwide, Inc.(a)	199,623
46,985	Evergy, Inc.	2,593,572
34,500	Exponent, Inc.	2,400,855
2,110	Extra Space Storage, Inc. REIT	244,655
12,212	Exxon Mobil Corp.	398,355
1,426,605	Facebook, Inc. - Class A(a)	375,354,042
1,228	Fair Isaac Corp.(a)	480,701
5,484	Fastenal Co.	237,073
12,011	Fifth Third Bancorp	278,895
1,246,875	Fiserv, Inc.(a)	119,039,156
1,556	FleetCor Technologies, Inc.(a)	343,736

66

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
UNITED STATES (continued)
24,444	Flex Ltd.(a)	$345,883
5,736	FLIR Systems, Inc.	198,982
1,763	Fortinet, Inc.(a)	194,582
24,240	FTI Consulting, Inc.(a)	2,386,670
2,404	General Dynamics Corp.	315,717
5,006	General Mills, Inc.	295,955
665,271	Genuine Parts Co.	60,160,457
5,894	Gilead Sciences, Inc.	342,736
126,445	Globe Life, Inc.	10,253,425
2,408	Goldman Sachs Group, Inc. (The)	455,208
4,192	Graco, Inc.	259,485
2,225	Guidewire Software, Inc.(a)	213,845
26,953	Halliburton Co.	325,053
263,050	Hawaiian Electric Industries, Inc.	8,691,172
1,709	HCA Healthcare, Inc.	211,813
11,695	Helen of Troy Ltd.(a)	2,217,372
11,317	Helmerich & Payne, Inc.	168,284
295,376	Hershey Co. (The)	40,602,385
258,970	Highwoods Properties, Inc. REIT	7,709,537
508,877	Home Depot, Inc. (The)	135,722,585
395,523	Honeywell International, Inc.	65,241,519
897,900	Horizon Therapeutics Plc(a)	67,279,647
4,290	Hormel Foods Corp.	208,880
16,850	HP, Inc.	302,626
728	Humana, Inc.	290,676
68,660	IDEX Corp.	11,698,977
741	IDEXX Laboratories, Inc.(a)	314,792
521,395	Illinois Tool Works, Inc.	102,130,853
185,888	Illumina, Inc.(a)	54,409,418
4,022	Integra LifeScience Holdings Corp.(a)	177,370
20,276	Intel Corp.	897,821
2,185	Intercontinental Exchange, Inc.	206,264
4,213	InterDigital, Inc.	235,844
661,275	International Business Machines Corp.	73,837,967
2,250	Intuit, Inc.	708,030
85,688	Intuitive Surgical, Inc.(a)	57,160,751
237,578	iRhythm Technologies, Inc.(a)	50,235,868
61,609	Jack Henry & Associates, Inc.	9,133,534
10,750	Johnson & Johnson	1,473,933
6,678	Johnson Controls International plc	281,878
1,828	Jones Lang LaSalle, Inc.	206,308
3,082,790	JPMorgan Chase & Co.	302,236,732
633,053	Kansas City Southern	111,505,955
850,585	Kellogg Co.	53,493,291
8,899	Kennametal, Inc.	275,869
967,015	Keysight Technologies, Inc.(a)	101,410,863
331,945	Kimberly-Clark Corp.	44,012,588
13,196	Kinder Morgan, Inc.	157,032
516,336	KLA Corp.	101,811,132
6,188	Kroger Co. (The)	199,315
1,566	L3Harris Technologies, Inc.	252,298
1,056	Lam Research Corp.	361,236
1,375	Lancaster Colony Corp.	228,443
Shares		Value
UNITED STATES (continued)
2,035	Leidos Holdings, Inc.	$168,905
4,605	Lennar Corp. - Class A	323,409
1,490	LHC Group, Inc.(a)	322,659
7,843	Liberty Media Corp-Liberty Formula One - Class C(a)	283,368
34,690	Life Storage, Inc. REIT	3,959,864
6,662	Lincoln National Corp.	233,836
242,553	Lockheed Martin Corp.	84,925,082
267,270	Loews Corp.	9,268,924
789,667	Lowe’s Cos, Inc.	124,846,353
3,615	LPL Financial Holdings, Inc.	288,947
3,371	Manhattan Associates, Inc.(a)	288,221
2,492	Marriott Vacations Worldwide Corp.	240,727
7,546	Marvell Technology Group Ltd.	283,050
4,908	Masco Corp.	263,069
977	Masimo Corp.(a)	218,672
552,203	Mastercard, Inc. - Class A	159,387,874
3,931	Maxim Integrated Products, Inc.	273,794
494,349	McDonald’s Corp.	105,296,337
1,393	McKesson Corp.	205,454
1,028,740	Merck & Co., Inc.	77,371,535
336	Mettler-Toledo International, Inc.(a)	335,298
2,699	Microchip Technology, Inc.	283,611
5,097	Micron Technology, Inc.(a)	256,583
3,067,097	Microsoft Corp.	620,995,130
2,427	Mohawk Industries, Inc.(a)	250,442
1,157	Molina Healthcare, Inc.(a)	215,746
8,907	Mondelez International, Inc. - Class A	473,140
1,056	Monolithic Power Systems, Inc.	337,498
3,536	Monster Beverage Corp.(a)	270,752
2,765	Moody’s Corp.	726,919
12,167	Morgan Stanley	585,841
488,696	Motorola Solutions, Inc.	77,243,290
903	MSCI, Inc.	315,906
12,364	Mylan NV(a)	179,773
80,270	National Instruments Corp.	2,510,846
56,385	National Retail Properties, Inc. REIT	1,804,884
26,425	Navient Corp.	211,664
10,245	NCR Corp.(a)	208,178
4,662	NetApp, Inc.	204,615
176,593	Netflix, Inc.(a)	84,012,354
8,425	NewMarket Corp.	3,013,538
63,254	Newmont Corp.	3,974,881
4,359	NextEra Energy Partners LP	273,745
3,196,400	NextEra Energy, Inc.	234,008,444
861,091	NIKE, Inc. - Class B	103,399,807
2,618	Norfolk Southern Corp.	547,476
147,982	Northrop Grumman Corp.	42,888,143
9,728	NortonLifeLock, Inc.	200,105
2,448	Novanta Inc.(a)	266,147
336,750	Nuance Communications, Inc.(a)	10,745,693
290,798	NVIDIA Corp.	145,794,485
281,380	OGE Energy Corp.	8,658,063

67

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
UNITED STATES (continued)
228,458	Okta, Inc.(a)	$47,937,342
14,221	ON Semiconductor Corp.(a)	356,805
12,332	Oracle Corp.	691,949
533	O’Reilly Automotive, Inc.(a)	232,708
2,908	PACCAR, Inc.	248,285
54,850	Parker-Hannifin Corp.	11,428,546
152,646	Paychex, Inc.	12,555,134
14,088	Penn National Gaming, Inc.(a)	760,470
952,907	PepsiCo, Inc.	127,012,974
21,837	Pfizer, Inc.	774,777
7,218	Philip Morris International, Inc.	512,622
3,340	Phillips 66	155,844
716,405	Pinnacle West Capital Corp.	58,437,156
2,563	Pioneer Natural Resources Co.	203,912
6,745	Pool Corp.	2,359,603
267,490	Portland General Electric Co.	10,512,357
2,196	PRA Health Sciences, Inc.(a)	213,978
5,957	Premier, Inc. - Class A	194,973
1,756,078	Procter & Gamble Co. (The)	240,758,294
5,189	Progress Software Corp.	188,724
2,945	Prologis, Inc. REIT	292,144
703,595	Prudential Financial, Inc.	45,044,152
3,344	PTC, Inc.(a)	280,495
367,200	Public Storage REIT	84,114,504
4,357	PVH Corp.	253,970
4,953	QUALCOMM, Inc.	611,002
601,708	Quest Diagnostics, Inc.	73,492,615
4,975	Raytheon Technologies Corp.	270,242
3,263	RealPage, Inc.(a)	181,716
107,261	Regeneron Pharmaceuticals, Inc.(a)	58,302,789
37,339	Republic Services, Inc.	3,292,180
1,271	ResMed, Inc.	243,956
5,031	Rollins, Inc.	291,043
898	Roper Technologies, Inc.	333,463
1,733,885	Ross Stores, Inc.	147,674,985
2,480	Saia, Inc.(a)	366,197
412,320	salesforce.com, Inc.(a)	95,769,566
631	SBA Communications Corp. REIT	183,223
12,848	Schlumberger NV	191,949
2,430	Science Applications International Corp.	185,579
3,815	Seagate Technology Plc	182,433
32,990	Service Corp. International	1,527,767
34,040	Shenandoah Telecommunications Co.	1,484,825
151,306	Sherwin-Williams Co. (The)	104,095,502
12,535	Six Flags Entertainment Corp.	271,007
2,059	Skyworks Solutions, Inc.	290,916
123,053	Snowflake, Inc. - Class A(a)	30,765,711
212,330	Sonoco Products Co.	10,380,814
5,135	Spectrum Brands Holdings, Inc.	292,027
5,205	SS&C Technologies Holdings, Inc.	308,240
523,488	Starbucks Corp.	45,522,516
6,127	State Street Corp.	360,880
Shares		Value
UNITED STATES (continued)
4,010	Stericycle, Inc.(a)	$249,823
1,131	SVB Financial Group(a)	328,782
12,665	Synchrony Financial	316,878
1,870	Synopsys, Inc.(a)	399,918
1,579	Take-Two Interactive Software, Inc.(a)	244,619
2,559	Target Corp.	389,531
3,032	Teradyne, Inc.	266,361
777,692	Texas Instruments, Inc.	112,446,486
43,255	Texas Roadhouse, Inc.	3,029,148
7,207	Textron, Inc.	258,011
349,452	Thermo Fisher Scientific, Inc.	165,332,730
5,512	Timken Co. (The)	329,066
2,127	Tractor Supply Co.	283,338
7,551	Trimble, Inc.(a)	363,430
4,231	TriNet Group, Inc.(a)	291,601
2,359,158	Truist Financial Corp.	99,367,735
653	Tyler Technologies, Inc.(a)	251,000
3,165	Tyson Foods, Inc. - Class A	181,133
1,423,931	Uber Technologies, Inc.(a)	47,573,535
5,131	UFP Industries, Inc.	256,088
923	Ulta Beauty, Inc.(a)	190,849
426,152	Union Pacific Corp.	75,509,873
1,884	United Rentals, Inc.(a)	335,898
1,900	United Therapeutics Corp.(a)	255,037
521,065	UnitedHealth Group, Inc.	158,997,774
1,206	Vail Resorts, Inc.	279,840
3,890	Valero Energy Corp.	150,193
945	VeriSign, Inc.(a)	180,212
1,289	Verisk Analytics, Inc.	229,403
2,678,974	Verizon Communications, Inc.	152,674,728
1,129,035	Visa, Inc. - Class A	205,156,950
11,252	Vistra Corp.	195,447
1,448	VMware, Inc. - Class A(a)	186,401
4,419	Walgreens Boots Alliance, Inc.	150,423
803,533	Walmart, Inc.	111,490,204
305,502	Waste Management, Inc.	32,966,721
982	Waters Corp.(a)	218,809
15,935	WD-40 Co.	3,878,260
18,018	Wells Fargo & Co.	386,486
8,163	WESCO International, Inc.(a)	336,642
1,156	West Pharmaceutical Services, Inc.	314,513
6,401	Westrock Co.	240,358
3,744	WEX, Inc.(a)	473,803
9,863	Weyerhaeuser Co. REIT	269,161
454,213	Workday, Inc. - Class A(a)	95,439,236
4,976	WR Grace & Co.	216,406
701	WW Grainger, Inc.	245,364
32,349	Yum! Brands, Inc.	3,019,132
956	Zebra Technologies Corp. - Class A(a)	271,160
125,813	Zoom Video Communications, Inc. - Class A(a)	57,988,470
		10,733,684,891

68

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
VIETNAM — 0.0%
4,398,890	Vincom Retail JSC(a)	$4,800,687
Total Common Stocks (Cost $12,198,864,576)		16,524,224,219

MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
35,975	Magellan Midstream Partners LP	1,278,551
Total Master Limited Partnerships (Cost $1,132,519)		1,278,551

PREFERRED STOCKS — 0.1%
SOUTH KOREA — 0.1%
7,697	Samsung Electronics Co Ltd. - Preference Shares	339,843
5,320	Samsung Electronics Co. Ltd. - GDR	5,979,680
3,475	Samsung Electronics Co. Ltd. - GDR	3,835,760
Total Preferred Stocks (Cost $6,768,691)		10,155,283

EXCHANGE-TRADED FUNDS — 4.0%
2,486,050	Health Care Select Sector SPDR Fund	252,731,843
1,385,700	iShares China Large-Cap ETF	61,109,370
1,265,229	iShares MSCI ACWI ETF	98,864,994
1,240,895	iShares MSCI China ETF	96,442,360
2,183,469	iShares MSCI Emerging Markets ETF	97,622,899
950,000	Materials Select Sector SPDR Fund	60,021,000
1,204,020	Xtrackers Harvest CSI 300 China A-Shares ETF	43,115,956
Total Exchange-Traded Funds (Cost $630,153,331)		709,908,422

INVESTMENT COMPANY — 2.0%
346,150,292	Federated Government Obligations Fund, 0.01%(d)	346,150,292
Total Investment Company (Cost $346,150,292)		346,150,292
TOTAL INVESTMENTS — 99.9% (Cost $13,183,069,409)		$17,591,716,767
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		17,816,431
NET ASSETS — 100.0%		$17,609,533,198

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $0 which is 0.0% of net assets and the cost is $0.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d)	The rate shown represents the current yield as of October 31, 2020.

The following abbreviations are used in the report:

ACWI — All Country World Index

ADR — American Depositary Receipt

CDI — Chess Depositary Interests

ETF — Exchange -Traded Fund

FOR — Foreign Ownership Restrictions

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International Index

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

69

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments	October 31, 2020

Shares		Value
EXCHANGE-TRADED FUNDS — 13.8%
UNITED STATES — 13.8%
612,390	iShares JP Morgan USD Emerging Markets Bond ETF	$67,375,148
3,712,427	iShares Preferred & Income Securities ETF	134,464,106
966,235	SPDR Bloomberg Barclays Convertible Securities ETF	66,583,254

Total Exchange-Traded Funds (Cost $271,710,174)		268,422,508

Principal Amount
BANK LOANS — 0.1%
UNITED STATES — 0.1%
$2,800,000	Caliber Home Loans, Inc., (LIBOR + 3.250%), 3.31%, 04/24/21(a)(b)	2,786,000
Total Bank Loans (Cost $2,788,095)		2,786,000

CORPORATE BONDS — 7.8%
CANADA — 0.4%
1,500,000	1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25(c)	1,538,100
500,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(c)	496,875
350,000	ATS Automation Tooling Systems, Inc., 6.50%, 06/15/23(c)	354,375
500,000	Bombardier, Inc., 6.00%, 10/15/22(c)	444,375
250,000	Brookfield Residential Properties Inc/Brookfield Residential US Corp., 6.25%, 09/15/27(c)	256,175
350,000	Cenovus Energy, Inc., 5.38%, 07/15/25	369,028
75,000	Fairstone Financial, Inc., 7.88%, 07/15/24(c)	76,875
250,000	Garda World Security Corp., 4.63%, 02/15/27(c)	243,750
325,000	Garda World Security Corp., 9.50%, 11/01/27(c)	346,938
250,000	GFL Environmental, Inc., 3.75%, 08/01/25(c)	250,000
350,000	goeasy Ltd., 5.38%, 12/01/24(c)	353,500
Principal Amount		Value
CANADA (continued)
$500,000	Hudbay Minerals, Inc., 6.13%, 04/01/29(c)	$511,250
250,000	Mattamy Group Corp., 5.25%, 12/15/27(c)	264,375
350,000	MEG Energy Corp., 7.00%, 03/31/24(c)	332,500
250,000	Mercer International, Inc., 7.38%, 01/15/25	254,220
500,000	NOVA Chemicals Corp., 4.88%, 06/01/24(c)	494,600
500,000	NOVA Chemicals Corp., 5.25%, 06/01/27(c)	488,250
500,000	Telesat Canada/Telesat LLC, 4.88%, 06/01/27(c)	508,750
650,000	Telesat Canada/Telesat LLC, 6.50%, 10/15/27(c)	646,750
		8,230,686
CAYMAN ISLANDS — 0.2%
4,463,911	Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 6.00%, 02/12/23(b)(c)	4,441,592
CURAÇAO — 0.0%
500,000	Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	479,600
FRANCE — 0.1%
500,000	Constellium SE, 5.75%, 05/15/24(c)	506,355
500,000	Constellium SE, 6.63%, 03/01/25(c)	507,500
		1,013,855
IRELAND — 0.1%
225,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/26(c)	229,500
750,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(c)	769,875
250,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(c)	265,625
		1,265,000
LUXEMBOURG — 0.2%
1,650,000	Altice Financing SA, 5.00%, 01/15/28(c)	1,600,500
1,000,000	Altice France Holding SA, 6.00%, 02/15/28(c)	962,500

70

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
LUXEMBOURG (continued)
$500,000	ARD Finance SA, PIK, 6.50%, 06/30/27(c)	$508,125
250,000	Consolidated Energy Finance SA, 6.88%, 06/15/25(c)	232,500
750,000	Dana Financing Luxembourg Sarl, 5.75%, 04/15/25(c)	776,250
500,000	Venator Finance Sarl/Venator Materials LLC, 9.50%, 07/01/25(c)	529,865
		4,609,740
NETHERLANDS — 0.2%
1,000,000	Alcoa Nederland Holding BV, 5.50%, 12/15/27(c)	1,052,500
875,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	770,000
1,000,000	UPC Holding BV, 5.50%, 01/15/28(c)	1,032,500
		2,855,000
UNITED KINGDOM — 0.1%
750,000	Jaguar Land Rover Automotive Plc, 7.75%, 10/15/25(c)	748,125
UNITED STATES — 6.5%
250,000	Abercrombie & Fitch Management Co., 8.75%, 07/15/25(c)	267,187
1,000,000	Adient Global Holdings Ltd., 4.88%, 08/15/26(c)	957,380
375,000	Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(c)	366,094
500,000	Allegheny Technologies, Inc., 7.88%, 08/15/23	504,725
750,000	Alliance Data Systems Corp., 4.75%, 12/15/24(c)	695,625
250,000	Alliance Data Systems Corp., 7.00%, 01/15/26(c)	250,700
381,965	Ambac Assurance Corp., 5.10%, 06/07/69(c)	521,382
500,000	American Airlines, Inc., 11.75%, 07/15/25(c)	486,250
1,000,000	American Axle & Manufacturing, Inc., 6.25%, 04/01/25	1,013,440
450,000	AMN Healthcare, Inc., 4.00%, 04/15/29(c)	448,312
500,000	Amsted Industries, Inc., 4.63%, 05/15/30(c)	513,750
Principal Amount		Value
UNITED STATES (continued)
$250,000	Antero Resources Corp., 5.38%, 11/01/21	$250,500
1,000,000	Apache Corp., 4.88%, 11/15/27	938,500
525,000	Aramark Services, Inc., 6.38%, 05/01/25(c)	550,662
500,000	Aramark Services, Inc., 5.00%, 02/01/28(c)	504,430
500,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(c)	482,500
1,625,000	Bausch Health Cos, Inc., 6.13%, 04/15/25(c)	1,668,469
500,000	Bausch Health Cos, Inc., 9.00%, 12/15/25(c)	546,350
600,000	Bausch Health Cos, Inc., 7.00%, 01/15/28(c)	634,500
500,000	Bausch Health Cos, Inc., 5.00%, 01/30/28(c)	494,190
275,000	Bausch Health Cos, Inc., 6.25%, 02/15/29(c)	283,404
400,000	Bausch Health Cos, Inc., 5.25%, 01/30/30(c)	395,020
500,000	BCD Acquisition, Inc., 9.63%, 09/15/23(c)	500,625
300,000	Beacon Roofing Supply, Inc., 4.88%, 11/01/25(c)	294,300
750,000	Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)	772,500
350,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(c)	314,125
700,000	Buckeye Partners LP, 3.95%, 12/01/26	649,250
750,000	Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25(c)	786,094
575,000	Cable One, Inc., 4.00%, 11/15/30(c)	583,625
325,000	Cablevision Lightpath LLC, 3.88%, 09/15/27(c)	322,563
500,000	Cablevision Lightpath LLC, 5.63%, 09/15/28(c)	505,000
500,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(c)	512,815

71

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
UNITED STATES (continued)
$500,000	Calpine Corp., 4.63%, 02/01/29(c)	$504,855
475,000	Calpine Corp., 5.00%, 02/01/31(c)	484,951
1,000,000	Carnival Corp., 10.50%, 02/01/26(c)	1,082,500
750,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/26(c)	777,495
1,750,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31(c)	1,793,382
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/32(c)	1,033,750
2,000,000	Centene Corp., 3.00%, 10/15/30	2,076,906
250,000	Century Communities, Inc., 6.75%, 06/01/27	266,250
1,000,000	CenturyLink, Inc., 5.63%, 04/01/25	1,050,000
1,000,000	CenturyLink, Inc., 5.13%, 12/15/26(c)	1,022,500
250,000	Chemours Co. (The), 7.00%, 05/15/25	251,875
750,000	CITGO Petroleum Corp., 6.25%, 08/15/22(c)	721,875
350,000	Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27(c)	365,103
350,000	Cleveland-Cliffs, Inc., 6.75%, 03/15/26(c)	367,500
350,000	Cleveland-Cliffs, Inc., 5.88%, 06/01/27	340,301
1,500,000	Colt Merger Sub, Inc., 6.25%, 07/01/25(c)	1,536,552
234,000	CommScope Technologies LLC, 6.00%, 06/15/25(c)	231,983
500,000	CommScope, Inc., 6.00%, 03/01/26(c)	518,750
250,000	Consolidated Communications, Inc., 6.50%, 10/01/28(c)	256,875
500,000	Cornerstone Building Brands, Inc., 6.13%, 01/15/29(c)	510,775
358,000	Covanta Holding Corp., 5.88%, 07/01/25	370,158
325,000	Covanta Holding Corp., 5.00%, 09/01/30	330,688
Principal Amount		Value
UNITED STATES (continued)
$700,000	CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)	$688,366
1,250,000	CSC Holdings LLC, 7.50%, 04/01/28(c)	1,368,581
975,000	CSC Holdings LLC, 5.75%, 01/15/30(c)	1,042,319
1,000,000	CSC Holdings LLC, 4.63%, 12/01/30(c)	999,980
500,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(c)	458,750
800,000	Dana, Inc., 5.50%, 12/15/24	812,000
225,000	DaVita, Inc., 4.63%, 06/01/30(c)	228,858
625,000	DCP Midstream Operating LP, 3.88%, 03/15/23	621,875
750,000	DCP Midstream Operating LP, 5.13%, 05/15/29	746,025
1,000,000	Delta Air Lines Inc/SkyMiles IP Ltd., 4.75%, 10/20/28(c)	1,022,212
250,000	Delta Air Lines, Inc., 3.40%, 04/19/21	250,563
1,000,000	Delta Air Lines, Inc., 7.38%, 01/15/26	1,035,000
500,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(c)	292,187
500,000	DISH DBS Corp., 5.00%, 03/15/23	503,760
1,000,000	DISH DBS Corp., 7.38%, 07/01/28	1,007,500
500,000	Energizer Holdings, Inc., 4.38%, 03/31/29(c)	504,750
250,000	Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(c)	263,750
50,000	EQM Midstream Partners LP, 6.50%, 07/01/27(c)	52,440
375,000	EQT Corp., 5.00%, 01/15/29	375,000
1,000,000	Ford Motor Co., 8.50%, 04/21/23	1,103,750
1,000,000	Ford Motor Co., 9.00%, 04/22/25	1,178,395
500,000	Ford Motor Co., 4.75%, 01/15/43	461,850

72

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
UNITED STATES (continued)
$2,500,000	Ford Motor Credit Co. LLC, 4.06%, 11/01/24	$2,507,000
1,000,000	Ford Motor Credit Co. LLC, 4.27%, 01/09/27	998,750
250,000	Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(c)	264,063
400,000	Gap, Inc. (The), 8.63%, 05/15/25(c)	439,000
400,000	Gap, Inc. (The), 8.88%, 05/15/27(c)	457,380
500,000	GCI LLC, 4.75%, 10/15/28(c)	516,100
750,000	Gray Television, Inc., 7.00%, 05/15/27(c)	809,062
500,000	Gray Television, Inc., 4.75%, 10/15/30(c)	492,500
500,000	Greif, Inc., 6.50%, 03/01/27(c)	524,375
250,000	Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)	253,125
500,000	Griffon Corp., 5.75%, 03/01/28	521,250
250,000	H&E Equipment Services, Inc., 5.63%, 09/01/25	259,375
500,000	Hanesbrands, Inc., 5.38%, 05/15/25(c)	526,250
775,000	Harvest Midstream I LP, 7.50%, 09/01/28(c)	769,188
250,000	HAT Holdings I LLC/HAT Holdings II LLC REIT, 6.00%, 04/15/25(c)	265,313
775,000	HAT Holdings I LLC/HAT Holdings II LLC REIT, 3.75%, 09/15/30(c)	774,031
1,100,000	Herbalife Nutrition Ltd/HLF Financing, Inc., 7.88%, 09/01/25(c)	1,160,500
500,000	Herc Holdings, Inc., 5.50%, 07/15/27(c)	513,812
500,000	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24	497,250
300,000	Howard Hughes Corp. (The), 5.38%, 08/01/28(c)	303,000
1,000,000	Howmet Aerospace, Inc., 6.88%, 05/01/25	1,112,500
1,000,000	Hughes Satellite Systems Corp., 6.63%, 08/01/26	1,083,125
Principal Amount		Value
UNITED STATES (continued)
$1,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25	$1,025,010
350,000	iHeartCommunications, Inc., 8.38%, 05/01/27	339,574
300,000	Ingevity Corp., 3.88%, 11/01/28(c)	304,560
975,000	IRB Holding Corp., 7.00%, 06/15/25(c)	1,039,092
500,000	IRB Holding Corp., 6.75%, 02/15/26(c)	501,250
1,000,000	Iron Mountain, Inc. REIT, 4.50%, 02/15/31(c)	995,570
500,000	J2 Global, Inc., 4.63%, 10/15/30(c)	505,175
300,000	Koppers, Inc., 6.00%, 02/15/25(c)	306,750
1,750,000	Kraft Heinz Foods Co., 3.75%, 04/01/30(c)	1,838,725
500,000	Kraft Heinz Foods Co., 4.38%, 06/01/46	513,245
300,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25(c)	309,375
1,000,000	L Brands, Inc., 6.63%, 10/01/30(c)	1,050,000
350,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. REIT, 4.25%, 02/01/27(c)	302,313
250,000	Legacy LifePoint Health LLC, 6.75%, 04/15/25(c)	264,375
250,000	Legacy LifePoint Health LLC, 4.38%, 02/15/27(c)	247,427
250,000	Levi Strauss & Co., 5.00%, 05/01/25	256,250
700,000	Logan Merger Sub, Inc., 5.50%, 09/01/27(c)	709,625
500,000	Macy’s Retail Holdings LLC, 3.45%, 01/15/21	496,250
1,000,000	Macy’s, Inc., 8.38%, 06/15/25(c)	1,044,100
250,000	Manitowoc Co., Inc. (The), 9.00%, 04/01/26(c)	256,615
375,000	MasTec, Inc., 4.50%, 08/15/28(c)	385,313

73

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
UNITED STATES (continued)
$750,000	Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(c)	$723,525
600,000	Meritor, Inc., 6.25%, 06/01/25(c)	627,000
1,000,000	MGM Resorts International, 6.75%, 05/01/25	1,051,900
750,000	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)	780,844
2,000,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)	2,082,500
300,000	Molina Healthcare, Inc., 5.38%, 11/15/22	311,743
625,000	MPH Acquisition Holdings LLC, 5.75%, 11/01/28(c)	614,062
450,000	Murphy Oil Corp., 6.38%, 12/01/42	335,250
350,000	Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/28(c)	349,125
1,000,000	Navient Corp., 6.50%, 06/15/22	1,020,000
250,000	Navistar International Corp., 6.63%, 11/01/25(c)	258,488
1,000,000	Netflix, Inc., 4.88%, 06/15/30(c)	1,141,250
725,000	Nexstar Broadcasting, Inc., 5.63%, 07/15/27(c)	755,813
350,000	Nexstar Broadcasting, Inc., 4.75%, 11/01/28(c)	353,903
1,000,000	Novelis Corp., 5.88%, 09/30/26(c)	1,031,880
1,000,000	Novelis Corp., 4.75%, 01/30/30(c)	1,014,115
750,000	Occidental Petroleum Corp., 2.70%, 08/15/22	693,562
150,000	Occidental Petroleum Corp., 2.70%, 02/15/23	134,250
175,000	Occidental Petroleum Corp., 3.50%, 08/15/29	126,255
250,000	Occidental Petroleum Corp., 6.63%, 09/01/30	219,075
500,000	Occidental Petroleum Corp., 4.30%, 08/15/39	340,000
500,000	Occidental Petroleum Corp., 4.40%, 04/15/46	336,110
Principal Amount		Value
UNITED STATES (continued)
$500,000	OneMain Finance Corp., 6.13%, 03/15/24	$525,601
1,000,000	OneMain Finance Corp., 5.38%, 11/15/29	1,027,540
500,000	Ortho-Clinical Diagnostics Inc/Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25(c)	527,500
250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25(c)	255,156
500,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer REIT, 5.88%, 10/01/28(c)	490,000
300,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)	312,789
500,000	Performance Food Group, Inc., 5.50%, 06/01/24(c)	502,500
1,000,000	Post Holdings, Inc., 5.75%, 03/01/27(c)	1,047,710
1,025,000	Post Holdings, Inc., 4.63%, 04/15/30(c)	1,053,187
500,000	PowerTeam Services LLC, 9.03%, 12/04/25(c)	529,375
350,000	Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)	352,730
125,000	Providence Service Corp. (The), 5.88%, 11/15/25(c)	127,187
250,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(c)	250,688
500,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/28(c)	515,625
990,000	Rockies Express Pipeline LLC, 3.60%, 05/15/25(c)	987,525
675,000	Rockies Express Pipeline LLC, 4.95%, 07/15/29(c)	657,450
1,550,000	Rockies Express Pipeline LLC, 4.80%, 05/15/30(c)	1,457,388
1,000,000	Royal Caribbean Cruises Ltd., 9.13%, 06/15/23(c)	1,041,250
650,000	Sabre GLBL, Inc., 5.25%, 11/15/23(c)	637,000
475,000	Sabre GLBL, Inc., 7.38%, 09/01/25(c)	484,500

74

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
UNITED STATES (continued)
$300,000	Scientific Games International, Inc., 5.00%, 10/15/25(c)	$301,125
250,000	Select Medical Corp., 6.25%, 08/15/26(c)	263,750
1,000,000	Service Properties Trust REIT, 4.50%, 06/15/23	962,500
400,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28(c)	404,000
250,000	Simmons Foods, Inc., 5.75%, 11/01/24(c)	247,187
250,000	Sinclair Television Group, Inc., 5.50%, 03/01/30(c)	235,025
1,859,000	Southern Star Central Corp., 5.13%, 07/15/22(c)	1,863,260
600,000	Southwestern Energy Co., 6.45%, 01/23/25	601,125
500,000	Spectrum Brands, Inc., 5.50%, 07/15/30(c)	535,000
500,000	Springleaf Finance Corp., 7.13%, 03/15/26	554,430
1,500,000	Sprint Capital Corp., 6.88%, 11/15/28	1,897,500
450,000	SRM Escrow Issuer LLC, 6.00%, 11/01/28(c)	450,000
150,000	Standard Industries, Inc., 4.38%, 07/15/30(c)	154,500
400,000	Starwood Property Trust, Inc. REIT, 5.50%, 11/01/23(c)	396,416
500,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28	518,750
500,000	Talen Energy Supply LLC, 6.63%, 01/15/28(c)	477,500
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23	499,947
1,000,000	TEGNA, Inc., 4.63%, 03/15/28(c)	986,080
1,000,000	TEGNA, Inc., 5.00%, 09/15/29	1,012,500
225,000	Tenet Healthcare Corp., 4.63%, 07/15/24	228,803
500,000	Tenet Healthcare Corp., 7.50%, 04/01/25(c)	538,605
750,000	Tenet Healthcare Corp., 5.13%, 05/01/25	742,275
500,000	Tenet Healthcare Corp., 6.13%, 10/01/28(c)	485,000
Principal Amount		Value
UNITED STATES (continued)
$1,000,000	TransDigm, Inc., 8.00%, 12/15/25(c)	$1,082,800
250,000	Tronox, Inc., 6.50%, 05/01/25(c)	263,750
500,000	United Airlines Holdings, Inc., 4.25%, 10/01/22	454,650
600,000	United Natural Foods, Inc., 6.75%, 10/15/28(c)	607,500
1,000,000	United Rentals North America, Inc., 5.25%, 01/15/30	1,083,750
750,000	Uniti Group LP/Uniti Fiber Holdings Inc/CSL Capital LLC REIT, 7.88%, 02/15/25(c)	795,725
250,000	Uniti Group LP/Uniti Group Finance Inc/CSL Capital LLC REIT, 6.00%, 04/15/23(c)	253,281
250,000	Verscend Escrow Corp., 9.75%, 08/15/26(c)	268,750
300,000	Waste Pro USA, Inc., 5.50%, 02/15/26(c)	303,000
750,000	WESCO Distribution, Inc., 7.25%, 06/15/28(c)	821,250
500,000	Western Midstream Operating LP, 4.65%, 07/01/26	480,000
375,000	Western Midstream Operating LP, 5.50%, 08/15/48	301,875
500,000	Williams Scotsman International, Inc., 4.63%, 08/15/28(c)	503,125
350,000	WPX Energy, Inc., 4.50%, 01/15/30	336,000
300,000	Wyndham Destinations, Inc., 4.25%, 03/01/22	300,750
350,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25(c)	335,125
500,000	Zayo Group Holdings, Inc., 4.00%, 03/01/27(c)	490,747
		126,785,452
Total Corporate Bonds (Cost $151,712,682)		150,429,050

75

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
ASSET-BACKED SECURITIES — 28.2%
CANADA — 0.1%
Other Asset-Backed Securities — 0.1%
$300,000	Golden Credit Card Trust, Series 2017-4A, Class A, (1 mo. LIBOR US + 0.520%), 0.67%, 07/15/24(b)(c)	$301,097
1,000,000	Master Credit Card Trust II, Series 2020-1A, Class A, 1.99%, 09/21/24(c)	1,036,468
		1,337,565
CAYMAN ISLANDS — 2.8%
Collateralized Loan Obligations — 2.7%
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, (3 mo. LIBOR US + 7.140%), 7.38%, 10/15/28(b)(c)	908,352
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class DR2, (3 mo. LIBOR US + 5.100%), 5.34%, 07/15/27(b)(c)	1,798,301
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.700%), 5.92%, 04/20/31(b)(c)	850,539
5,000,000	Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(c)(d)	211,318
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR US + 5.250%), 5.47%, 04/22/27(b)(c)	1,677,780
12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/47(c)(d)	7,228,121
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 5.67%, 04/13/27(b)(c)	1,378,763
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class DR, (3 mo. LIBOR US + 4.350%), 4.57%, 04/27/27(b)(c)	811,639
788,998	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 8.72%, 07/20/32(b)(c)	650,641
17,550,000	CBAM Ltd., Series 2019-10A, Class SUB, 0.00%, 04/20/32(c)(d)	8,294,335
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 0.00%, 01/20/31(c)(d)	5,226,306
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$2,000,000	Madison Park Funding XVI Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 5.72%, 04/20/26(b)(c)	$1,817,384
1,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 5.24%, 01/15/28(b)(c)	1,128,168
5,000,000	Romark CLO II Ltd., Series 2018-2A, Class SUB, 0.00%, 07/25/31(c)(d)	2,408,401
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 0.00%, 10/23/30(c)(d)	2,326,002
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR US + 8.100%), 8.32%, 04/20/31(b)(c)	5,104,391
1,000,000	Venture XXIV CLO Ltd., Series 2016-24A, Class AR, (3 mo. LIBOR US + 1.180%), 1.40%, 10/20/28(b)(c)	990,013
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.250%), 3.47%, 07/20/28(b)(c)	967,499
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 6.62%, 10/20/29(b)(c)	4,020,366
4,000,000	York CLO-3 Ltd., Series 2016-1A, Class SUB, 0.00%, 10/20/29(c)(d)	1,708,118
6,375,000	York CLO-5 Ltd., Series 2018-1A, Class SUB, 0.00%, 10/22/31(c)(d)	3,581,784
		53,088,221

Other Asset-Backed Securities — 0.1%
1,000,000	Atlas Senior Loan Fund Ltd., Series 2017-8A, Class A, (3 mo. LIBOR US + 1.300%), 1.53%, 01/16/30(b)(c)	992,827
		54,081,048

76

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
UNITED STATES — 25.3%
Other Asset-Backed Securities — 25.3%
$4,057,123	Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(c)	$4,089,713
1,381,041	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)	811,223
2,289,613	Ajax Mortgage Loan Trust, Series 2018-A, Class A, 3.85%, 04/25/58(c)	2,284,074
764,504	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 0.00%, 04/25/58(c)	387,547
1,318,196	Ajax Mortgage Loan Trust, Series 2018-B, Class A, 3.75%, 02/26/57(a)(c)	1,316,615
936,380	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 0.00%, 02/26/57(c)	277,002
6,558,133	Ajax Mortgage Loan Trust, Series 2018-D, Class A, 3.75%, 08/25/58(c)(d)	6,676,284
1,824,312	Ajax Mortgage Loan Trust, Series 2018-D, Class B, 0.00%, 08/25/58(a)(c)(d)	921,278
1,312,500	Ajax Mortgage Loan Trust, Series 2018-E, Class B, 5.25%, 06/25/58(a)(c)(d)	1,320,244
3,256,857	Ajax Mortgage Loan Trust, Series 2018-E, Class C, 0.00%, 06/25/58(c)(d)	2,520,087
1,498,613	Ajax Mortgage Loan Trust, Series 2018-F, Class B, 5.25%, 11/25/58(a)(c)(d)	1,485,425
3,515,346	Ajax Mortgage Loan Trust, Series 2018-F, Class C, 0.00%, 11/25/58(c)	2,271,726
14,911,465	Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)	15,319,744
2,100,000	Ajax Mortgage Loan Trust, Series 2018-G, Class B, 5.25%, 06/25/57(a)(c)(d)	1,585,500
5,362,641	Ajax Mortgage Loan Trust, Series 2018-G, Class C, 0.00%, 06/25/57(a)(c)	5,273,085
16,135,983	Ajax Mortgage Loan Trust, Series 2019-A, Class A, 3.75%, 08/25/57(c)(d)	16,408,970
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,450,000	Ajax Mortgage Loan Trust, Series 2019-A, Class B, 5.25%, 08/25/57(c)(d)	$2,082,655
6,127,642	Ajax Mortgage Loan Trust, Series 2019-A, Class C, 0.00%, 08/25/57(a)(c)	5,076,138
8,531,682	Ajax Mortgage Loan Trust, Series 2019-B, Class A, 3.75%, 01/25/59(c)(d)	8,675,482
2,100,000	Ajax Mortgage Loan Trust, Series 2019-B, Class B, 5.25%, 01/25/59(a)(c)(d)	1,585,500
5,374,749	Ajax Mortgage Loan Trust, Series 2019-B, Class C, 0.00%, 01/25/59(a)(c)	4,613,147
9,430,947	Ajax Mortgage Loan Trust, Series 2019-E, Class A, STEP, 3.00%, 09/25/59(c)	9,389,661
3,512,199	Ajax Mortgage Loan Trust, Series 2019-E, Class B, STEP, 4.88%, 09/25/59(c)	2,878,927
8,049,293	Ajax Mortgage Loan Trust, Series 2019-E, Class C, 0.00%, 09/25/59(c)	4,419,477
14,099,595	Ajax Mortgage Loan Trust, Series 2019-G, Class A, STEP, 3.00%, 09/25/59(c)	14,032,586
2,927,374	Ajax Mortgage Loan Trust, Series 2019-G, Class B, STEP, 4.25%, 09/25/59(c)	2,478,018
7,494,458	Ajax Mortgage Loan Trust, Series 2019-G, Class C, 0.00%, 09/25/59(c)	5,843,020
27,937,528	Ajax Mortgage Loan Trust, Series 2020-A, Class A, STEP, 2.38%, 12/25/59(c)	27,860,658
4,328,402	Ajax Mortgage Loan Trust, Series 2020-A, Class B, STEP, 3.50%, 12/25/59(c)	4,309,606
10,463,111	Ajax Mortgage Loan Trust, Series 2020-A, Class C, 0.00%, 12/25/59(a)(c)	6,557,232
500,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class B, 0.85%, 12/13/24(c)	500,227

77

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,000,000	American Express Credit Account Master Trust, Series 2017-5, Class A, (1 mo. LIBOR US + 0.380%), 0.53%, 02/18/25(b)	$1,003,463
1,000,000	American Express Credit Account Master Trust, Series 2018-5, Class A, (1 mo. LIBOR US + 0.340%), 0.49%, 12/15/25(b)	1,001,501
4,250,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M7, (1 mo. LIBOR US + 1.980%), 2.13%, 05/25/35(b)	4,137,383
6,000,000	AMSR Trust, Series 2020-SFR2, Class F, 2.69%, 11/17/37(c)	5,694,541
10,357,027	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 0.63%, 05/25/35(b)	9,366,436
4,662,515	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1, (1 mo. LIBOR US + 0.460%), 0.61%, 01/25/36(b)	4,471,477
6,017,085	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. LIBOR US + 0.420%), 0.57%, 01/25/36(b)	5,239,973
5,740,000	BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(d)	3,303,763
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.46%, 12/10/25(d)	2,323,904
7,843,368	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 0.60%, 09/25/37(b)(c)	7,268,128
8,931,969	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 1.15%, 05/28/39(b)(c)	8,354,340
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$426,644	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 1.45%, 05/28/39(b)(c)	$382,879
1,836,675	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 1.15%, 12/28/40(b)(c)	1,625,934
3,857,432	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 1.08%, 12/28/40(b)(c)	3,701,650
250,000	BCC Funding XVII LLC, Series 2020- 1, Class A2, 0.91%, 08/20/25(c)	249,960
1,808,820	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 0.83%, 12/25/35(b)	2,344,223
3,453,857	Bear Stearns Asset Backed Securities I Trust, Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.160%), 0.31%, 01/25/37(b)	3,353,933
4,882,859	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR US + 0.140%), 0.29%, 12/25/36(b)	5,183,610
500,000	CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 06/15/26	499,009
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR US + 0.420%), 0.57%, 02/25/37(b)	3,892,181
6,465,711	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1, (1 mo. LIBOR US + 0.500%), 0.65%, 02/25/37(b)	4,761,286
7,512,596	Cascade MH Asset Trust, Series 2019- MH1, Class A, 4.00%, 11/25/44(c)(d)	7,727,737
2,334,715	Conseco Finance Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(d)	1,945,975

78

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,438,793	Conseco Finance Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(d)	$2,393,378
2,464,002	Conseco Finance Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(d)	1,486,578
2,779,785	Conseco Finance Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(d)	1,615,272
11,192,746	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(d)	3,945,519
2,654,784	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 6.05%, 05/25/36	2,700,275
635,089	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 0.31%, 09/25/46(b)	620,629
5,282,081	Countrywide Asset-Backed Certificates, Series 2006-12, Class 1A, (1 mo. LIBOR US + 0.130%), 0.28%, 12/25/36(b)	4,929,832
5,558,423	Countrywide Asset-Backed Certificates, Series 2006-22, Class M1, (1 mo. LIBOR US + 0.230%), 0.38%, 05/25/47(b)	3,810,392
5,603,826	Countrywide Asset-Backed Certificates, Series 2006-26, Class M1, (1 mo. LIBOR US + 0.250%), 0.40%, 06/25/37(b)	4,501,536
2,058,972	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 0.33%, 05/15/36(b)	1,984,583
1,136,195	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 0.45%, 12/15/33(b)(c)	1,075,336
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$865,267	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR US + 0.240%), 0.39%, 02/15/30(b)(c)	$763,890
585,778	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 0.34%, 05/15/35(b)(c)	524,705
10,235,244	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class B3, 16.20%, 09/27/66(a)(c)	6,550,556
3,833,423	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class PT2, 0.00%, 03/25/59(a)(c)	1,571,703
2,810,737	Credit-Based Asset Servicing and Securitization LLC, Series 2007- CB6, Class A4, (1 mo. LIBOR US + 0.340%), 0.49%, 07/25/37(b)(c)	2,254,848
8,807,991	CWABS Asset-Backed Certificates Trust, Series 2006-18, Class M1, (1 mo. LIBOR US + 0.300%), 0.45%, 03/25/37(b)	7,014,661
1,000,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.61%, 11/15/24(c)	1,023,473
1,000,000	Enterprise Fleet Financing LLC, Series 2020-2, Class A3, 0.65%, 07/20/26(c)	998,134
4,887,668	First Frankin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR US + 0.360%), 0.69%, 03/25/36(b)	3,930,406
2,205,260	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class M1, (1 mo. LIBOR US + 1.800%), 1.95%, 10/25/33(b)	2,213,581
9,125,243	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR US + 0.250%), 0.40%, 07/25/36(b)	6,443,118
4,121,735	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 0.55%, 01/25/36(b)	3,017,268

79

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,339,774	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR US + 0.150%), 0.30%, 03/25/37(b)	$2,692,170
500,000	Flagship Credit Auto Trust, Series 2020-4, Class B, 1.00%, 10/15/25(c)	499,806
1,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(c)	1,001,448
1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. LIBOR US + 0.410%), 0.56%, 11/25/35(b)	1,369,289
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class A3, 0.38%, 08/18/25	1,000,038
830,975	GMACM Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR US + 0.500%), 0.65%, 02/25/36(b)	806,737
377,275	GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.315%), 0.46%, 11/25/36(b)	373,233
500,000	GMF Floorplan Owner Revolving Trust, Series 2020-2, Class B, 0.96%, 10/15/25(c)	499,807
6,381,857	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(d)	5,139,815
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.350%), 0.50%, 12/25/35(b)	1,009,161
10,111,696	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. LIBOR US + 0.180%), 0.33%, 03/25/36(b)	4,442,526
457,953	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(d)	277,080
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.250%), 2.40%, 02/25/47(b)	3,626,132
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,375,000	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 0.30%, 05/25/37(b)	$3,736,700
5,266,105	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.83%, 12/25/36	2,571,867
1,000,000	Hyundai Auto Lease Securitization Trust, Series 2020-B, Class B, 0.81%, 10/15/24(c)	1,001,299
1,143,368	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(c)	1,139,432
5,247,138	Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(c)(d)	5,296,472
1,922,886	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(c)	321,891
1,900,000	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)(d)	1,814,500
3,478,770	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(d)	3,696,056
309,723	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 0.24%, 06/25/37(b)(c)	239,685
6,373,909	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A2, (1 mo. LIBOR US + 0.200%), 0.35%, 06/25/37(b)(c)	5,002,462
1,073,790	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 0.26%, 11/25/36(b)	412,644
5,782,040	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 0.31%, 10/25/36(b)	2,377,488
2,638,951	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 3.40%, 03/25/32(b)	2,641,238

80

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,105,373	MASTR Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR US + 0.320%), 0.47%, 03/25/36(b)	$565,072
350,754	MCM Trust, Series 2018-NPL1, Class A, 4.00%, 05/28/58(c)	352,732
1,586,756	MCM Trust, Series 2018-NPL1, Class B, 0.00%, 05/28/58(c)	1,102,697
1,000,000	Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A4, 1.88%, 09/15/25	1,023,196
2,729,435	MERIT Securities Corp., Series 13, Class M2, STEP, 7.33%, 12/28/33	2,429,954
10,506,108	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR US + 0.250%), 0.40%, 10/25/37(b)	4,533,337
1,236,278	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, (1 mo. LIBOR US + 0.480%), 0.63%, 06/25/36(b)	826,331
7,013,271	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 0.28%, 11/25/36(b)	3,891,262
3,958,365	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-SEA1, Class 2A1, (1 mo. LIBOR US + 1.900%), 2.05%, 02/25/47(b)(c)	3,821,735
3,554,193	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class M1, (1 mo. LIBOR US + 0.360%), 0.51%, 02/25/36(b)	3,308,053
4,693,107	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	1,677,039
1,235,668	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, (1 mo. LIBOR US + 0.300%), 0.45%, 03/25/36(b)	1,224,171
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,000,000	Nationstar HECM Loan Trust, Series 2019-2A, Class M4, 5.68%, 11/25/29(a)(c)(d)	$4,952,300
8,000,000	Nationstar Home Equity Loan Trust, Series 2007-A, Class M3, (1 mo. LIBOR US + 0.300%), 0.45%, 03/25/37(b)	6,503,506
5,683,775	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.450%), 0.60%, 12/25/35(b)	4,627,874
1,888,168	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 0.55%, 10/25/36(b)(c)	1,831,314
1,880,313	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	1,778,066
10,092,784	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(d)	3,765,510
8,572,117	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(d)	1,660,765
5,947,218	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(d)	1,286,509
6,795,981	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(d)	1,646,928
705,357	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(d)	524,397
744,767	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(d)	783,719
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(c)	4,009,556
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 3.91%, 07/25/35	2,452,008
1,000,000	Progress Residential Trust, Series 2019-SFR3, Class F, 3.87%, 09/17/36(c)	1,012,600

81

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,000,000	Progress Residential Trust, Series 2019-SFR4, Class F, 3.68%, 10/17/36(c)	$3,049,999
5,000,000	PRPM LLC, Series 2020-4, Class A1, 2.61%, 10/25/25(a)(c)	4,999,912
3,825,000	Residential Asset Securities Corp., Series 2005-KS10, Class M4, (1 mo. LIBOR US + 0.580%), 0.73%, 11/25/35(b)	2,929,934
2,000,000	Residential Asset Securities Corp., Series 2006-KS4, Class M2, (1 mo. LIBOR US + 0.290%), 0.44%, 06/25/36(b)	1,871,210
1,422,356	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR US + 0.260%), 0.41%, 07/25/36(b)	1,399,513
500,000	Santander Retail Auto Lease Trust, Series 2020-B, Class A4, 0.65%, 12/20/24(c)	499,677
4,167,784	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR US + 0.320%), 0.47%, 09/25/36(b)	3,274,047
8,477,089	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 0.44%, 01/25/47(b)	7,048,005
2,999,183	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR US + 0.270%), 0.42%, 02/25/37(b)	2,218,721
11,510,750	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. LIBOR US + 0.250%), 0.40%, 07/25/36(b)	9,698,937
4,073,324	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR US + 0.450%), 0.60%, 11/25/35(b)	2,765,375
4,363,389	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR US + 0.500%), 0.65%, 07/25/35(b)	3,596,398
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,008,383	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR US + 0.440%), 0.59%, 02/25/37(b)	$5,597,092
1,000,000	Tesla Auto Lease Trust, Series 2019-B, Class A3, 2.16%, 10/20/22(c)	1,023,388
1,000,000	Toyota Auto Receivables 2020-D Owner Trust, Series 2020-D, Class A3, 0.35%, 01/15/25	1,001,400
1,000,000	Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/39(c)	999,976
1,000,000	Verizon Owner Trust, Series 2020-C, Class B, 0.67%, 04/21/25	999,414
1,000,000	VERIZON OWNER TRUST, Series 2020-A, Class B, 1.98%, 07/22/24	1,031,333
1,000,000	World Omni Automobile Lease Securitization Trust, Series 2020-B, Class B, 0.70%, 02/17/26	999,733
1,000,000	World Omni Select Auto Trust, Series 2019-A, Class A3, 2.00%, 08/15/24	1,017,830
9,413,317	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 0.55%, 06/25/37(b)(c)	3,864,009
		490,919,320
Total Asset-Backed Securities (Cost $545,634,023)		546,337,933

NON-AGENCY MORTGAGE-BACKED SECURITIES — 18.7%
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.3%
589,088	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.76%, 07/25/35(d)	573,065
1,958,864	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.63%, 03/25/37(d)	1,606,579

82

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,794,579	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 1.84%, 09/25/46(b)	$1,814,909
1,476,755	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/25/37	1,353,279
12,798,976	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 4.15%, 07/31/57(c)(d)	4,517,782
3,356,175	Ari Investments LLC, 4.61%, 01/06/25(a)	3,289,052
3,136,896	Ari Investments LLC, 4.55%, 01/30/25(a)	3,074,158
1,820,849	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR US + 0.400%), 0.55%, 01/25/37(b)	1,343,326
289,761	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.16%, 09/20/35(d)	280,252
545,740	Banc of America Funding Corp., Series 2006-A, Class 3A2, 3.34%, 02/20/36(d)	515,631
517,981	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.41%, 06/20/36(d)	487,033
1,697,012	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	1,730,383
3,290,514	Banc of America Funding Corp., Series 2015-R3, Class 1A2, 0.59%, 03/27/36(c)(d)	2,497,324
514,355	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 2.92%, 10/25/35(d)	512,909
3,774,265	BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.36%, 12/26/37(c)(d)	3,251,816
1,132,474	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.19%, 02/25/36(d)	1,127,160
221,882	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 3.57%, 08/25/35(d)	208,290
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$411,975	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.87%, 05/25/47(d)	$398,648
1,640,139	Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 0.59%, 04/25/36(b)	1,977,875
3,464,521	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.320%), 0.47%, 11/25/36(b)	2,969,986
2,945,581	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR US + 0.350%), 0.50%, 03/25/36(b)	340,911
2,945,581	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR US + 0.350%), 0.50%, 03/25/36(b)	340,911
1,531,335	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 0.43%, 08/25/36(b)	1,503,726
1,102,932	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 0.45%, 11/25/36(b)	1,054,736
1,533,685	Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(c)(d)	1,527,877
4,408,266	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	2,941,171
12,690,937	ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37	7,803,282
2,849,520	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	2,555,616
3,327,911	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	2,912,998
171,538	Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A, 3.93%, 06/25/36(d)	161,185
3,615,236	Citigroup Mortgage Loan Trust, Series 2007-9, Class 1A1, 5.75%, 04/25/47(c)	3,085,595

83

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$240,537	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 3.74%, 05/25/35(d)	$242,133
461,994	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	427,551
927,337	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.300%), 0.45%, 08/25/35(b)	868,574
7,087,024	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US x (1) + 5.500%), 5.35%, 11/25/35(b)	1,536,519
402,345	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.77%, 12/25/35(d)	383,853
87,738	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 1.88%, 12/25/35(b)	83,186
1,405,243	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 0.60%, 05/25/35(b)	1,244,328
844,634	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	683,300
3,117,040	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 0.50%, 05/25/36(b)	1,245,028
1,954,309	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	1,475,026
3,851,393	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	2,593,990
1,297,249	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 0.50%, 08/25/36(b)	598,084
1,297,249	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US x (1) + 7.150%), 7.00%, 08/25/36(b)	364,341
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,337,281	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	$1,072,317
1,344,952	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 0.55%, 03/25/36(b)	560,099
3,777,860	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	2,515,799
1,457,232	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	1,166,802
1,055,140	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	825,811
1,243,936	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	917,252
2,844,358	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	2,097,369
5,422,006	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A7, (1 mo. LIBOR US + 0.340%), 0.49%, 02/25/37(b)	2,327,583
2,711,003	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A8, (1 mo. LIBOR US x (1) + 6.600%), 6.45%, 02/25/37(b)	682,038
173,505	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	170,150
492,251	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 0.55%, 05/25/36(b)	398,175
3,142,023	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	2,105,287
2,674,754	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Francisco + 1.500%), 2.03%, 11/20/46(b)	1,925,186

84

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,337,132	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 2.61%, 11/25/46(b)	$4,432,448
2,743,377	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 0.34%, 11/25/46(b)	2,411,990
4,061,646	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 0.34%, 03/20/47(b)	3,342,862
914,207	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 0.36%, 05/25/36(b)	802,761
3,225,406	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.180%), 0.33%, 04/25/46(b)	2,857,856
2,208,577	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	1,562,109
2,224,576	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,616,864
1,090,795	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	800,265
4,724,101	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	2,756,737
4,254,033	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	2,964,055
1,030,256	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	676,154
452,826	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.23%, 11/25/36	547,763
9,519,117	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 1.72%, 03/25/47(b)	8,017,736
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$198,992	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 0.33%, 04/25/47(b)	$38,800
1,793,606	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 0.39%, 08/25/47(b)	1,624,475
1,684,575	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	1,305,712
1,384,961	Countrywide Alternative Resecuritization, Series 2006- 22R, Class 2A1, 6.25%, 05/25/36	1,116,276
1,279,875	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- 31, Class 2A3, 3.27%, 01/25/36(d)	1,148,512
2,029,557	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 1.55%, 08/25/35(b)	1,650,265
368,863	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005- J3, Class 2A4, 4.50%, 09/25/35	360,356
11,023,064	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 1.84%, 04/25/46(b)	4,647,836
2,868,021	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 0.35%, 04/25/46(b)	2,619,276
745,504	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006- R2, Class AF1, (1 mo. LIBOR US + 0.420%), 0.57%, 07/25/36(b)(c)	671,127
2,066,722	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- 21, Class 1A1, 6.25%, 02/25/38	1,639,841

85

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,854,868	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007- HYB1, Class 3A1, 3.35%, 03/25/37(d)	$2,606,314
13,256	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	12,262
2,394,581	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	2,227,793
2,830,764	Credit Suisse Mortgage Capital Certificates, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(d)	1,204,607
7,025,598	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(c)	3,720,319
4,043,921	Credit Suisse Mortgage Capital Certificates, Series 2014-2R, Class 17A3, 4.01%, 04/27/37(c)(d)	3,422,522
7,000,000	Credit Suisse Mortgage Capital Certificates, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 0.30%, 10/27/36(b)(c)	5,172,048
8,753,452	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2017-2, Class CERT, 0.00%, 02/01/47(a)(c)	8,053,175
6,438,525	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 1.50%, 11/25/35(b)	1,227,390
554,400	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 3.59%, 11/19/35(d)	524,364
4,026,325	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 0.50%, 01/25/35(b)(c)	3,571,857
1,488,518	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 0.50%, 01/25/36(b)(c)	1,204,396
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$408,480	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.25%, 01/25/35(d)	$405,144
31,380	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	136,625
3,030,895	GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.50%, 08/25/36	1,683,687
96,634	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	105,005
400,918	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.74%, 01/25/36(d)	395,867
655,347	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	577,999
12,061,250	GSR Mortgage Loan Trust, Series 2007-OA2, Class 2A1, 2.52%, 06/25/47(d)	9,277,432
2,520,755	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 0.40%, 07/19/47(b)	2,186,167
5,000,000	Headlands Residential LLC, Series 2019-RPL1, Class NOTE, STEP, 3.97%, 06/25/24(c)	5,022,193
576,261	HomeBanc Mortgage Trust, Series 2006-1, Class 2A1, 3.28%, 04/25/37(d)	523,426
24,807,162	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 2.72%, 07/25/47(d)	1,459,490
2,430,856	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. LIBOR US + 0.270%), 0.42%, 06/25/37(b)	2,329,163
1,660,538	JP Morgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.84%, 10/25/37(d)	1,229,680
58,563	JP Morgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	66,837
7,123,289	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	3,640,371
86

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,941,337	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 1.30%, 12/25/37(b)	$2,747,668
5,368,351	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	2,871,555
3,201,333	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(c)	3,052,139
1,613,350	MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.58%, 08/25/37(c)(d)	856,611
7,320,537	MCM Capital LLC Trust, Series 2018- NPL2, Class B, 0.00%, 10/25/28(c)	3,262,701
4,735,680	MCM Trust, Series 2018-NPL2, Class A, STEP, 4.00%, 10/25/28(a)(c)	4,747,520
3,217,936	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 0.36%, 04/25/37(b)	3,008,793
1,287,319	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.76%, 05/25/36(d)	1,140,691
583,093	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF1, 6.25%, 10/25/36	392,399
5,046,400	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 0.58%, 05/26/37(c)	4,889,665
1,166,619	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 0.31%, 07/26/45(b)(c)	1,123,135
5,000,000	NYMT LOAN TRUST, Series 2020- SP2, Class A1, 2.94%, 10/25/60(c)(d)	4,997,515
4,071,913	Prime Mortgage Trust, Series 2006- DR1, Class 2A1, 5.50%, 05/25/35(c)	3,374,207
1,825,393	Prime Mortgage Trust, Series 2006- DR1, Class 2A2, 6.00%, 05/25/35(c)	1,494,959
5,000,000	PRPM LLC, Series 2020-5, Class A1, 3.10%, 11/25/25(a)(c)	4,999,911
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$721,759	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	$710,878
4,477,420	Residential Accredit Loans, Inc., Series 2007-QS1, Class 1A5, (1 mo. LIBOR US + 0.550%), 0.70%, 01/25/37(b)	3,175,285
118,525	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	115,244
8,660,596	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 4.76%, 08/25/36(d)	7,238,858
1,935,000	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.00%, 02/25/30(a)(c)(d)	1,887,786
10,931,248	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(c)(e)	1,203,184
18,896,612	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.91%, 07/25/56(c)(d)	2,644,931
4,803,405	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 1.65%, 11/25/57(d)	2,237,999
9,029,312	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 0.83%, 08/25/57(c)(d)	2,998,545
1,575,507	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 3.29%, 05/25/35(d)	1,289,595
2,714,553	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.53%, 04/25/36(d)	2,143,827
3,884,983	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.220%), 0.37%, 05/25/46(b)	1,990,639
1,758,882	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 0.33%, 09/25/47(b)	1,730,017

87

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,310,696	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 0.50%, 06/25/35(b)(c)	$2,861,994
11,123,749	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(c)	7,662,441
798,137	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.86%, 04/25/37(d)	642,360
285,710	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.86%, 04/25/37(d)	215,453
672,111	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 1.59%, 06/25/47(b)	620,943
29,782,114	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.95%, 02/25/38(c)(d)	10,168,218
216,935	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, (1 mo. LIBOR US + 0.320%), 0.47%, 04/26/37(b)(c)	216,161
1,085,912	WaMu Mortgage Pass-Through Certificates Trust, Series 2007- HY7, Class 2A2, 3.07%, 07/25/37(d)	1,037,505
8,508,637	WaMu Mortgage Pass-Through Certificates Trust, Series 2007- OA4, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.250%), 1.78%, 05/25/47(b)	7,646,691
1,037,651	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-10, Class 2A6, 5.50%, 11/25/35	977,823
5,589,852	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	4,806,852
4,298,741	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	1,587,806
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,549,991	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 1.84%, 08/25/46(b)	$1,027,378
999,942	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, (1 mo. LIBOR US + 0.320%), 0.47%, 03/25/37(b)	842,694
8,354,066	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US x (1) + 6.680%), 6.53%, 03/25/37(b)	1,570,081
1,770,294	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, (1 mo. LIBOR US + 0.540%), 0.69%, 03/25/37(b)	1,507,789
1,591,710	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, (1 mo. LIBOR US + 0.490%), 0.64%, 03/25/37(b)	1,355,584
2,170,822	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 3.86%, 03/25/38(d)	1,540,536
		316,480,021
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
1,227,197	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.470%), 0.62%, 01/25/36(b)(c)	1,147,089
1,046,908	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. LIBOR US + 0.500%), 0.65%, 01/25/36(b)(c)	973,014
1,587,099	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. LIBOR US + 0.870%), 1.02%, 07/25/36(b)(c)	1,423,100
7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 1.500%), 1.65%, 10/25/37(b)(c)	5,113,534

88

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 1.65%, 12/25/37(b)(c)	$9,601,697
4,746,489	BX Commercial Mortgage Trust, Series 2019-XL, Class J, (1 mo. LIBOR US + 2.650%), 2.80%, 10/15/36(b)(c)	4,580,093
1,825,439	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 5.76%, 07/25/39(c)	1,378,253
2,399,123	Velocity Commercial Capital Loan Trust, Series 2014-1, Class M7, 7.98%, 09/25/44(c)(d)	2,013,431
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 8.65%, 04/25/46(c)(d)	3,980,885
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/25/47(c)(d)	2,300,986
3,495,273	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(c)(d)	3,442,778
980,459	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(c)(d)	965,555
1,889,129	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(c)(d)	1,887,622
2,784,134	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(c)(d)	2,728,260
3,059,893	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(c)(d)	2,954,965
1,590,845	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(c)(d)	1,511,066
		46,002,328
Total Non-Agency Mortgage-Backed Securities (Cost $361,292,024)		362,482,349
Principal Amount		Value
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
$5,000,000	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, (SOFR 30A + 4.800%), 4.89%, 10/25/50(b)(c)	$5,018,777
1,365,348	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017- DNA1, Class B2, (1 mo. LIBOR US + 10.000%), 10.15%, 07/25/29(b)	1,230,206
3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018- DNA1, Class B1, (1 mo. LIBOR US + 3.150%), 3.30%, 07/25/30(b)	2,692,595
1,417,407	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018- SPI2, Class M2, 3.81%, 05/25/48(c)(d)	1,408,800
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $10,310,981)		10,350,378

U.S. GOVERNMENT SECURITIES — 17.2%
U.S. Treasury Bonds — 17.2%
25,565,000	3.63%, 08/15/43	36,277,334
23,700,000	3.63%, 02/15/44	33,716,027
25,010,000	3.13%, 08/15/44	33,125,550
25,100,000	3.00%, 02/15/47	32,924,141
25,900,000	2.75%, 08/15/47	32,586,449
25,860,000	3.00%, 08/15/48	34,124,088
22,900,000	3.38%, 11/15/48	32,280,055
26,450,000	3.00%, 02/15/49	34,984,258
25,375,000	2.88%, 05/15/49	32,843,774
34,950,000	1.25%, 05/15/50	31,749,891

Total U.S. Government Securities (Cost $342,575,396)		334,611,567

89

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
CASH SWEEP — 14.3%
UNITED STATES — 14.3%
276,369,511	Citibank - US Dollars on Deposit in Custody Account, 0.01%(f)	$276,369,511
Total Cash Sweep (Cost $276,369,511)		276,369,511
TOTAL INVESTMENTS — 100.6% (Cost $1,962,392,886)		$1,951,789,296
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(12,590,349)
NET ASSETS — 100.0%		$1,939,198,947

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $79,593,851 which is 4.10% of net assets and the cost is $79,367,398.
(b)	Floating rate security. Rate shown is the rate in effect as of October 31, 2020.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $577,595,239, which is 29.79% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) below.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2020.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	The rate shown represents the current yield as of October 31, 2020.

Reference Entity	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Total return swap with Barclays Bank PLC receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,317.85 and paying a (3 mo. LIBOR USD + 0.65%) 0.884%, with quarterly payments until expiration date	Barclays Bank Plc	11/02/2021	100,000	$(132,046)	$–	$(132,046)
Total return swap with Barclays Bank PLC receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,317.97 and paying a (3 mo. LIBOR USD + 0.65%) 0.884%, with quarterly payments until expiration date	Barclays Bank Plc	12/02/2021	80,000	(103,890)	(9,288)	(94,602)
Total Total Return Swaps						$(226,648)

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

CTFS — Certificates

CVR — Contingent Value Right

ETF — Exchange -Traded Fund

LIBOR — London Interbank Offered Rate

PIK — Payment In Kind

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

SPDR — Standard & Poor’s Depositary Receipt

STEP — Step Coupon Bond

USD — U.S. Dollar

90

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	October 31, 2020

Principal Amount		Value
MUNICIPAL BONDS — 0.9%
California — 0.3%
$4,500,000	University of California University & College Improvements Revenue Bonds, Series BG, 1.61%, 05/15/30	$4,404,420

Michigan — 0.1%
2,500,000	University of Michigan University & College Improvements Revenue Bonds, Series B, 1.00%, 04/01/25	2,502,175

Oregon — 0.2%
3,500,000	State of Oregon Department of Transportation Advance Refunding Revenue Bonds, Series B, 1.08%, 11/15/27	3,445,575

Pennsylvania — 0.3%
5,000,000	Pennsylvania State University, Refunding Revenue Bonds, Series D, 1.65%, 09/01/25	5,166,550
Total Municipal Bonds (Cost $15,500,000)		15,518,720

CORPORATE BONDS — 29.8%
Banks — 4.3%
1,750,000	Banco Santander Chile, 2.50%, 12/15/20(a)	1,748,250
2,800,000	Banco Santander SA, 3.85%, 04/12/23	2,992,996
6,000,000	Bank of America Corp., (3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26(b)	6,545,733
2,000,000	Bank of Montreal, Series D, 3.10%, 04/13/21	2,025,867
3,675,000	Bank of New York Mellon Corp. (The) MTN, 1.60%, 04/24/25	3,803,478
5,000,000	BNP Paribas SA, 2.95%, 05/23/22(a)	5,186,175
5,560,000	Canadian Imperial Bank of Commerce, 3.10%, 04/02/24	5,996,892
5,785,000	Citigroup, Inc., (3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(b)	6,480,216
Principal Amount		Value
Banks (continued)
$5,065,000	Credit Suisse AG/New York NY, 2.10%, 11/12/21	$5,154,113
5,885,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29(b)	6,925,526
5,000,000	Mizuho Financial Group, Inc., (3 mo. LIBOR US + 1.000%), 3.92%, 09/11/24(b)	5,425,865
4,400,000	Morgan Stanley, Series F, 3.88%, 04/29/24	4,862,592
4,500,000	Royal Bank of Canada, 3.35%, 10/22/21(a)	4,635,135
2,200,000	Sumitomo Mitsui Financial Group, Inc., 2.72%, 09/27/29	2,337,032
2,000,000	Svenska Handelsbanken AB, 1.88%, 09/07/21	2,026,391
6,000,000	Truist Bank, 1.25%, 03/09/23	6,111,572
		72,257,833
Communication Services — 1.8%
5,000,000	Alphabet, Inc., 1.10%, 08/15/30	4,885,035
5,000,000	Amazon.com, Inc., 1.20%, 06/03/27	5,051,852
5,720,000	Comcast Corp., 4.15%, 10/15/28	6,802,569
900,000	Discovery Communications LLC, 2.95%, 03/20/23	947,725
5,910,000	Omnicom Group, Inc., 2.45%, 04/30/30	6,046,412
6,000,000	T-Mobile USA, Inc., 2.25%, 11/15/31(a)	5,926,380
		29,659,973
Consumer Discretionary — 4.6%
5,000,000	American Honda Finance Corp. MTN, 0.88%, 07/07/23	5,041,278
2,500,000	Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 1.91%, 09/01/30	2,546,727
2,000,000	Costco Wholesale Corp., 1.38%, 06/20/27	2,037,960
8,000,000	DR Horton, Inc., 1.40%, 10/15/27	7,886,903

91

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Consumer Discretionary (continued)
$5,000,000	Equifax, Inc., 2.60%, 12/01/24	$5,320,505
6,000,000	Estee Lauder Cos., Inc. (The), 2.60%, 04/15/30	6,523,451
2,300,000	General Motors Financial Co., Inc., 1.70%, 08/18/23	2,319,688
5,210,000	Hasbro, Inc., 3.50%, 09/15/27	5,489,876
6,145,000	Kimberly-Clark Corp., 1.05%, 09/15/27	6,159,325
5,000,000	Lowe’s Cos, Inc., 2.50%, 04/15/26	5,398,720
4,205,000	McDonald’s Corp. MTN, 3.30%, 07/01/25	4,650,833
1,450,000	NIKE, Inc., 2.40%, 03/27/25	1,557,160
3,060,000	PayPal Holdings, Inc., 1.65%, 06/01/25	3,161,625
5,000,000	Ross Stores, Inc., 0.88%, 04/15/26	4,957,248
3,535,000	Southwest Airlines Co., 5.25%, 05/04/25	3,920,431
1,000,000	Starbucks Corp., 1.30%, 05/07/22	1,014,369
4,985,000	Verisk Analytics, Inc., 4.00%, 06/15/25	5,614,524
2,500,000	VF Corp., 2.05%, 04/23/22	2,557,983
		76,158,606
Consumer Staples — 3.3%
5,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26	5,616,117
5,000,000	Bunge Ltd. Finance Corp., 1.63%, 08/17/25	5,030,031
5,940,000	Coca-Cola Co. (The), 3.38%, 03/25/27	6,781,551
4,125,000	Conagra Brands, Inc., 1.38%, 11/01/27	4,090,499
5,640,000	Constellation Brands, Inc., 2.65%, 11/07/22	5,866,801
5,000,000	Diageo Capital PLC, 2.63%, 04/29/23	5,239,862
4,950,000	General Mills, Inc., 4.00%, 04/17/25	5,587,104
3,100,000	Hershey Co. (The), 1.70%, 06/01/30	3,170,179
Principal Amount		Value
Consumer Staples (continued)
$1,166,000	Kroger Co. (The), 2.80%, 08/01/22	$1,209,619
2,000,000	Mars, Inc., 0.88%, 07/16/26(a)	1,993,036
5,000,000	Mondelez International Holdings Netherlands BV, 2.13%, 09/19/22(a)	5,151,463
6,000,000	Tyson Foods, Inc., 2.25%, 08/23/21	6,078,713
		55,814,975
Diversified Financials — 2.8%
3,950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 05/15/21	4,020,303
1,760,000	American Express Co., 3.70%, 08/03/23	1,910,702
2,000,000	American Tower Corp. REIT, 2.40%, 03/15/25	2,116,367
1,645,000	American Tower Corp. REIT, 1.88%, 10/15/30	1,622,319
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,871,711
6,000,000	Fidelity National Financial, Inc., 2.45%, 03/15/31	5,895,085
3,070,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 0.780%), 0.99%, 10/31/22(c)	3,082,233
3,065,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.000%), 1.21%, 07/24/23(c)	3,090,842
5,000,000	Kimco Realty Corp. REIT, 1.90%, 03/01/28	4,925,055
3,500,000	Magna International, Inc., 3.63%, 06/15/24	3,829,589
1,500,000	Magna International, Inc., 2.45%, 06/15/30	1,575,024
2,470,000	National Rural Utilities Cooperative Finance Corp. MTN, 2.90%, 03/15/21	2,494,255
5,000,000	New York Life Global Funding, 1.10%, 05/05/23(a)	5,079,289
2,350,000	Visa, Inc., 1.90%, 04/15/27	2,474,582
		46,987,356

92

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Energy — 1.4%
$2,840,000	Energy Transfer Operating LP, 5.88%, 01/15/24	$3,107,383
5,000,000	Phillips 66, 2.15%, 12/15/30	4,694,860
5,170,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	6,074,726
3,430,000	Valero Energy Corp., 1.20%, 03/15/24	3,360,010
5,000,000	Williams Cos., Inc. (The), 3.35%, 08/15/22	5,172,297
1,560,000	Williams Cos., Inc. (The), 4.50%, 11/15/23	1,706,156
		24,115,432
Health Care — 3.6%
4,000,000	AbbVie, Inc., 2.60%, 11/21/24(a)	4,254,180
5,000,000	Anthem, Inc., 3.65%, 12/01/27	5,653,086
6,000,000	Baxter International, Inc., 1.73%, 04/01/31(a)	5,988,539
3,000,000	Bristol-Myers Squibb Co., 2.90%, 07/26/24	3,237,464
5,000,000	Cigna Corp., 3.75%, 07/15/23	5,409,227
5,000,000	HCA, Inc., 5.00%, 03/15/24	5,594,304
3,000,000	Johnson & Johnson, 1.30%, 09/01/30	2,989,970
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	5,511,884
5,000,000	Laboratory Corp. of America Holdings, 3.20%, 02/01/22	5,168,185
6,320,000	Merck & Co., Inc., 1.45%, 06/24/30	6,327,653
5,000,000	Stryker Corp., 1.15%, 06/15/25	5,052,950
2,500,000	Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	3,083,025
2,500,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	2,516,247
		60,786,714
Industrials — 2.3%
5,000,000	Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	5,633,702
3,875,000	General Dynamics Corp., 3.63%, 04/01/30	4,600,513
Principal Amount		Value
Industrials (continued)
$5,150,000	Honeywell International, Inc., 1.35%, 06/01/25	$5,287,339
6,206,000	Jabil, Inc., 4.70%, 09/15/22	6,636,902
6,185,000	Northrop Grumman Corp., 2.55%, 10/15/22	6,430,661
2,000,000	Otis Worldwide Corp., (3 mo. LIBOR US + 0.450%), 0.68%, 04/05/23(c)	2,000,501
2,522,000	Precision Castparts Corp., 3.25%, 06/15/25	2,786,416
4,525,000	Roper Technologies, Inc., 1.40%, 09/15/27	4,527,408
		37,903,442
Information Technology — 2.2%
5,000,000	Analog Devices, Inc., 3.90%, 12/15/25	5,699,373
3,000,000	Broadcom Corp/Broadcom Cayman Finance Ltd., 3.63%, 01/15/24	3,222,802
3,000,000	Broadcom, Inc., 3.15%, 11/15/25	3,233,340
3,090,000	Hewlett Packard Enterprise Co., 2.25%, 04/01/23	3,197,545
5,200,000	International Business Machines Corp., 3.50%, 05/15/29	5,944,670
5,071,000	Microsoft Corp., 2.40%, 08/08/26	5,502,252
5,000,000	Oracle Corp., 2.50%, 05/15/22	5,147,208
4,000,000	QUALCOMM, Inc., 2.15%, 05/20/30	4,151,180
		36,098,370
Insurance — 0.3%
5,000,000	Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)	5,019,750
Materials — 1.4%
5,000,000	Air Products and Chemicals, Inc., 1.50%, 10/15/25	5,182,398
4,730,000	DuPont de Nemours, Inc., 4.49%, 11/15/25	5,460,056
1,799,000	Ecolab, Inc., 3.25%, 12/01/27	2,021,702
5,000,000	Nucor Corp., 2.00%, 06/01/25	5,227,024

93

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Materials (continued)
$5,000,000	Nutrition & Biosciences, Inc., 1.83%, 10/15/27(a)	$5,012,471
		22,903,651
Utilities — 1.8%
2,390,000	Berkshire Hathaway Energy Co., 2.38%, 01/15/21	2,399,944
1,500,000	Duke Energy Corp., 3.55%, 09/15/21	1,529,981
5,000,000	Eversource Energy, Series N, 3.80%, 12/01/23	5,474,010
4,180,000	Florida Power & Light Co., 2.75%, 06/01/23	4,386,193
5,000,000	Public Service Co. of Colorado, Series 35, 1.90%, 01/15/31	5,180,020
5,000,000	Southern Co. Gas Capital Corp., 2.45%, 10/01/23	5,246,977
5,000,000	Xcel Energy, Inc., 3.30%, 06/01/25	5,495,568
		29,712,693
Total Corporate Bonds (Cost $483,918,658)		497,418,795

ASSET-BACKED SECURITIES — 3.6%
CANADA — 0.2%
Other Asset-Backed Securities — 0.2%
514,133	Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.00%, 11/19/21(a)	515,731
3,000,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, 03/15/23(a)	3,029,187
		3,544,918
CAYMAN ISLANDS — 1.2%
Collateralized Loan Obligations — 1.1%
2,938,243	Apex Credit CLO Ltd., Series 2017- 1A, Class A1, (3 mo. LIBOR US + 1.470%), 1.68%, 04/24/29(a)(c)	2,916,843
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 1.52%, 04/20/30(a)(c)	3,961,202
1,985,393	Mercer Field II CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.330%), 1.57%, 04/15/29(a)(c)	1,974,469
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 1.45%, 07/20/30(a)(c)	$4,945,973
2,500,000	Venture XXIV CLO Ltd., Series 2016- 24A, Class AR, (3 mo. LIBOR US + 1.180%), 1.40%, 10/20/28(a)(c)	2,475,034
2,036,601	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.950%), 1.18%, 07/16/27(a)(c)	2,020,187
		18,293,708

Other Asset-Backed Securities — 0.1%
1,240,000	Atlas Senior Loan Fund Ltd., Series 2017-8A, Class A, (3 mo. LIBOR US + 1.300%), 1.53%, 01/16/30(a)(c)	1,231,105
		19,524,813
UNITED STATES — 2.2%
Other Asset-Backed Securities — 2.2%
82,663	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.93%, 03/15/22	82,789
963,331	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29(a)	970,009
4,000,000	DT Auto Owner Trust, Series 2019- 1A, Class C, 3.61%, 11/15/24(a)	4,093,891
937,358	Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 01/20/23(a)	942,515
2,500,000	Enterprise Fleet Financing LLC, Series 2020-2, Class A2, 0.61%, 07/20/26(a)	2,499,568
4,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 04/15/33(a)	4,005,793
1,383,948	GM Financial Consumer Automobile, Series 2017-1A, Class A4, 2.06%, 05/16/23(a)	1,386,972
432,379	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/22	435,031

94

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$1,250,000	Hyundai Auto Lease Securitization Trust, Series 2020-B, Class B, 0.81%, 10/15/24(a)	$1,251,623
2,873,691	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	2,951,639
794,278	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.10%, 09/15/22	796,609
2,500,000	Toyota Auto Receivables Owner Trust, Series 2020-C, Class A3, 0.44%, 10/15/24	2,505,474
92,363	Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 04/20/22(a)	92,458
5,000,000	Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 02/20/25	5,005,443
2,500,000	Verizon Owner Trust, Series 2020-C, Class B, 0.67%, 04/21/25	2,498,536
717,745	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	727,460
148,281	Wheels SPV 2 LLC, Series 2018-1A, Class A2, 3.06%, 04/20/27(a)	149,042
1,574,973	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23	1,594,776
2,150,000	World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.04%, 05/15/24	2,196,864
3,500,000	World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	3,505,084
		37,691,576
Total Asset-Backed Securities (Cost $60,672,943)		60,761,307
Principal Amount		Value
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
$774,377	JP Morgan Tax-Emept Pass-Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/27/38(a)	$767,396
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $787,001)		767,396

U.S. GOVERNMENT AGENCIES — 0.1%
Overseas Private Investment Corp. — 0.1%
1,119,310	5.14%, 12/15/23	1,206,909
Small Business Administration — 0.0%
141,178	4.08%, 03/10/21	142,488
Total U.S. Government Agencies (Cost $1,260,491)		1,349,397

U.S. GOVERNMENT SECURITIES — 64.8%
U.S. Treasury Bonds — 1.2%
13,726,000	3.50%, 02/15/39	18,781,564
U.S. Treasury Inflation Indexed Bonds — 2.2%
35,133,983	0.63%, 01/15/24(d)	37,119,877
U.S. Treasury Notes — 61.4%
7,678,000	1.88%, 12/15/20	7,693,548
26,092,000	2.63%, 05/15/21	26,442,611
44,366,000	1.88%, 11/30/21	45,192,663
66,986,000	1.88%, 01/31/22	68,430,386
143,332,000	2.75%, 07/31/23	153,365,240
29,019,000	1.25%, 07/31/23	29,860,098
70,055,000	2.25%, 01/31/24	74,652,360
140,865,000	2.38%, 08/15/24	152,040,657
33,257,000	2.00%, 02/15/25	35,636,954
4,790,000	2.00%, 08/15/25	5,159,915
58,018,000	2.25%, 11/15/25	63,393,730
61,852,000	1.63%, 02/15/26	65,727,414
112,024,000	2.00%, 11/15/26	121,869,859
22,353,000	0.50%, 04/30/27	22,241,235
70,370,000	2.38%, 05/15/27	78,498,285
5,034,000	2.25%, 11/15/27	5,595,802
65,016,000	1.50%, 02/15/30	69,018,548
		1,024,819,305
Total U.S. Government Securities (Cost $1,042,060,782)		1,080,720,746

95

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
INVESTMENT COMPANY — 0.8%
12,732,841	SEI Daily Income Trust Government II Fund - Class A, 0.01%(e)	$12,732,841
Total Investment Company (Cost $12,732,841)		12,732,841
TOTAL INVESTMENTS — 100.0% (Cost $1,616,932,716)		$1,669,269,202
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(183,392)
NET ASSETS — 100.0%		$1,669,085,810

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of October 31, 2020.
(c)	Floating rate security. Rate shown is the rate in effect as of October 31, 2020.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	The rate shown represents the current yield as of October 31, 2020.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

96

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	October 31, 2020

Principal Amount		Value
MUNICIPAL BONDS — 92.4%
Alabama — 1.0%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 09/01/22	$2,173,900
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds, 5.00%, 09/01/21	1,818,985
1,500,000	Alabama Public School & College Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/24	1,743,390
1,250,000	Auburn University, 0.92%, 06/01/25	1,246,100
1,250,000	Auburn University, 1.20%, 06/01/26	1,248,850
1,250,000	Auburn University, 1.30%, 06/01/27	1,241,138
1,000,000	Auburn University, 1.50%, 06/01/28	995,190
1,100,000	Auburn University, 1.60%, 06/01/29	1,092,146
1,000,000	Auburn University, 1.70%, 06/01/30	991,590
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/22	3,289,368
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO, 5.00%, 09/01/26	4,285,457
1,500,000	City of Huntsville Warrants Refunding GO, Series A, 5.00%, 08/01/26	1,751,670
15,625,000	Water Works Board of the City of Birmingham Water Utility Improvements Revenue Bonds, Series B, 5.00%, 01/01/45(a)	18,645,156
		40,522,940
Arizona — 1.7%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, 5.00%, 07/01/25	1,022,525
Principal Amount		Value
Arizona (continued)
$1,300,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Series A, 5.00%, 07/01/29(a)	$1,401,166
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A, 5.00%, 09/01/23	2,702,875
150,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/22	160,397
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A, 5.00%, 06/01/24	1,962,766
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/26	1,469,400
5,000,000	City of Phoenix Advance Refunding GO, 5.00%, 07/01/25	6,085,300
8,950,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 01/01/30	11,499,228
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, 5.00%, 01/01/21	5,038,550
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, 5.00%, 01/01/22	5,277,600
8,850,000	Salt River Project Agricultural Improvement & Power District Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 01/01/22	9,341,352
6,470,000	Salt River Project Agricultural Improvement & Power District Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 01/01/23	7,132,075

97

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Arizona (continued)
$7,970,000	Salt River Project Agricultural Improvement & Power District Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 01/01/27	$10,118,154
6,965,000	Salt River Project Agricultural Improvement & Power District Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 01/01/28	9,047,535
		72,258,923
Arkansas — 0.2%
7,250,000	State of Arkansas Public Improvements GO, 5.00%, 10/01/26	8,483,587
California — 3.2%
200,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation), 5.00%, 05/15/25	237,826
1,500,000	County of San Bernardino CA Arrow Head Project Current Refunding COP, Series A, 5.00%, 10/01/23	1,693,695
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/22	5,254,900
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	5,856,950
3,500,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series B, 5.00%, 08/15/49(b)	4,126,605
6,850,000	San Bernardino Community College District Advance Refunding GO, 1.61%, 08/01/27	7,008,372
800,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	935,600
Principal Amount		Value
California (continued)
$1,000,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, 5.00%, 08/01/24	$1,175,600
10,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series 2020, 5.00%, 05/01/37	12,287,000
5,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/21	5,108,200
3,250,000	State of California Current Refunding GO, 5.00%, 08/01/26	4,065,848
2,000,000	State of California Current Refunding GO, 5.00%, 04/01/27	2,546,340
6,735,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, 1.79%, 12/01/35	6,433,407
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, 5.00%, 12/01/22	1,779,424
2,865,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX, 5.00%, 12/01/21	3,012,347
7,000,000	State of California Public Improvements GO, 5.00%, 09/01/22	7,601,930
3,000,000	State of California Public Improvements GO, 5.00%, 03/01/26	3,583,350
5,715,000	State of California Public Improvements GO, 5.00%, 10/01/27	7,022,078
750,000	State of California Refunding GO, 5.00%, 04/01/24	868,305
8,000,000	State of California Refunding GO, 5.00%, 10/01/25	9,431,440

98

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
California (continued)
$7,230,000	State of California School Improvements GO, 5.00%, 11/01/28	$9,273,776
14,000,000	State of California Water Utility Improvements GO, 5.00%, 11/01/29	18,744,460
6,360,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AJ, 4.60%, 05/15/31	7,552,754
1,235,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/37	1,639,339
1,215,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/38	1,601,929
1,335,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/39	1,754,230
1,100,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/40	1,437,172
		132,032,877
Colorado — 1.4%
800,000	City & County of Broomfield Advance Refunding COP, 5.00%, 12/01/21	840,248
10,000,000	City & County of Denver CO Airport System Revenue, 5.00%, 12/01/32	12,195,200
8,000,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A1, 5.00%, 11/15/22	8,742,800
2,175,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A1, 5.00%, 11/15/32	2,803,031
Principal Amount		Value
Colorado (continued)
$5,000,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A2, 5.00%, 11/15/23	$5,675,500
2,300,000	City & County of Denver CO Airport System Revenue Refunding Revenue Bonds, Series A2, 5.00%, 11/15/25	2,791,740
4,000,000	City & County of Denver Co. Airport System Refunding Revenue Bonds, Series D, 5.00%, 11/15/31(b)	4,371,400
2,060,000	Colorado Higher Education Refunding COP, Series A, 5.00%, 11/01/24	2,424,558
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program), 5.00%, 12/01/24	2,374,180
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding), 5.00%, 12/01/23	114,232
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding), 5.00%, 12/15/22	1,298,024
10,000,000	University of Colorado Hospital Authority Revenue Current Refunding Revenue Bonds, Series C, 5.00%, 11/15/47(b)	11,529,400
890,000	Weld County School District No RE-2 Eaton Schools Improvements GO, (State Aid Intercept Program), 5.00%, 12/01/23	1,016,665
1,630,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 05/15/26	1,970,539
		58,147,517
Connecticut — 2.6%
9,000,000	Connecticut State Health & Educational Facilities Authority Refunding Revenue Bonds, Series A, 1.45%, 07/01/42(b)(c)	9,162,450

99

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Connecticut (continued)
$10,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series A-4, 2.00%, 07/01/49(b)	$10,206,700
8,880,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1, 5.00%, 07/01/40(b)	11,492,496
12,885,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S, 5.00%, 07/01/27	16,531,068
1,000,000	Hartford County Metropolitan District Refunding Notes GO, 5.00%, 03/01/25	1,136,480
325,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/23	367,945
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM), 5.00%, 11/01/25	7,086,381
2,350,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A, 5.00%, 03/01/29	2,808,086
1,380,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A, 5.00%, 05/01/31	1,725,041
1,000,000	State of Connecticut Refunding GO, Series B, 5.00%, 04/15/21	1,021,160
32,445,000	State of Connecticut Refunding GO, Series C, 5.00%, 06/01/23	34,810,241
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A, 5.00%, 08/01/22	3,352,743
Principal Amount		Value
Connecticut (continued)
$1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds, 5.00%, 08/01/22	$1,351,913
1,900,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds, 5.00%, 09/01/24	2,221,860
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 09/01/27	5,803,600
825,000	Town of New Canaan CT Refunding GO, Series C, 5.00%, 04/01/25	997,136
		110,075,300
Delaware — 2.6%
10,000,000	Delaware State Health Facilities Authority Current Refundin Revenue Bonds, 5.00%, 10/01/45	12,257,800
2,415,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/28	3,127,667
1,165,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/29	1,531,008
1,250,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/30	1,668,763
1,250,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/31	1,657,825
5,000,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 07/01/32	6,699,600
1,500,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/32	1,975,140
3,400,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 07/01/33	4,528,902

100

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Delaware (continued)
$1,250,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/33	$1,635,362
1,875,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/34	2,445,562
1,000,000	Delaware Transportation Authority Current Refunding Revenue Bonds, 5.00%, 09/01/35	1,298,820
3,825,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/26	4,784,654
5,010,000	State of Delaware Advance Refunding GO, Series A, 5.00%, 01/01/28	6,528,331
720,000	State of Delaware Current Refunding GO, Series A, 5.00%, 10/01/26	908,366
7,705,000	State of Delaware Current Refunding GO, Series A, 5.00%, 10/01/27	9,984,447
10,800,000	State of Delaware Public Facilities GO, 5.00%, 02/01/25	12,943,152
9,650,000	State of Delaware Public Facilities GO, 5.00%, 02/01/26	11,957,991
15,000,000	State of Delaware Public Facilities GO, 5.00%, 02/01/28	19,585,050
2,885,000	State of Delaware Public Improvements GO, 5.00%, 03/01/24	3,338,580
		108,857,020
District of Columbia — 1.8%
8,000,000	District of Columbia, 5.00%, 10/01/21	8,347,840
3,000,000	District of Columbia, 5.00%, 05/01/37	3,915,330
1,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 06/01/25	1,209,900
3,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 10/15/27	3,879,510
Principal Amount		Value
District of Columbia (continued)
$4,145,000	District of Columbia Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/25	$4,974,705
8,800,000	District of Columbia Public Improvements Revenue Bonds, Series A, 5.00%, 03/01/26	10,914,552
3,500,000	District of Columbia Public Improvements Revenue Bonds, Series B, 5.00%, 10/01/27	4,524,450
1,000,000	District of Columbia Refunding Revenue Bonds, Series A, 5.00%, 12/01/20	1,003,720
11,735,000	District of Columbia Refunding Revenue Bonds, Series C, 5.00%, 10/01/23	13,341,756
9,340,000	District of Columbia Transit Improvements Revenue Bonds, Series A, 5.00%, 03/01/26	11,584,308
10,000,000	District of Columbia Water & Sewer Authority Revenue Bonds, Series B, 5.00%, 10/01/52	11,958,300
		75,654,371
Florida — 2.0%
2,000,000	City of Tampa FL Water & Wastewater System Revenue, 5.00%, 10/01/37	2,652,640
3,970,000	County of Palm Beach Advance Refunding Revenue Bonds, 5.00%, 11/01/26	4,670,864
4,620,000	Florida Department of Management Services Current Refunding Revenue Bonds, Series A, 5.00%, 09/01/28	5,888,744
1,065,000	Peace River Manasota Regional Water Supply Authority Refunding Revenue Bonds, 4.00%, 10/01/22	1,139,188
1,255,000	Peace River Manasota Regional Water Supply Authority Refunding Revenue Bonds, 4.00%, 10/01/24	1,430,374
1,000,000	Peace River Manasota Regional Water Supply Authority Refunding Revenue Bonds, 5.00%, 10/01/25	1,219,640

101

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Florida (continued)
$3,990,000	State of Florida Advance Refunding GO, Series B, 5.00%, 06/01/27	$4,987,540
20,005,000	State of Florida Current Refunding GO, 5.00%, 07/01/24	23,433,657
3,475,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/24	4,057,375
2,845,000	State of Florida Current Refunding GO, Series C, 5.00%, 06/01/25	3,440,715
2,565,000	State of Florida Current Refunding GO, Series D, 5.00%, 06/01/23	2,876,314
1,750,000	State of Florida Current Refunding GO, Series F, 5.00%, 06/01/28	2,178,785
2,380,000	State of Florida Department of Transportation Turnpike System Revenue, 5.00%, 07/01/22	2,566,021
2,465,000	State of Florida Department of Transportation Turnpike System Revenue, 5.00%, 07/01/22	2,657,664
1,100,000	State of Florida Economic Defeasance GO, Series D, 5.00%, 06/01/28	1,369,522
9,800,000	State of Florida Refunding GO, 5.00%, 07/01/24	10,570,868
5,350,000	State of Florida Refunding GO, Series C, 5.00%, 06/01/23	5,999,330
3,895,000	State of Florida Refunding GO, Series C, 5.00%, 06/01/24	4,369,878
		85,509,119
Georgia — 4.4%
1,295,000	Americus-Sumter Payroll Development Authority Current Refunding Revenue Bonds, 5.00%, 06/01/32	1,562,288
500,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds, 5.00%, 06/01/26	596,685
Principal Amount		Value
Georgia (continued)
$1,010,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds, 5.00%, 06/01/33	$1,214,091
1,185,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds, 5.00%, 07/01/21	1,221,593
1,950,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds, 5.00%, 07/01/23	2,183,181
18,000,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds, Series A, 4.00%, 07/01/49	20,331,720
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding), 5.00%, 02/01/23	829,867
2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	2,325,280
3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	3,607,950
2,225,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	2,749,588
9,445,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	11,962,659
3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	3,877,500
1,400,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	1,614,452
2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/25	2,379,900

102

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Georgia (continued)
$2,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/26	$2,436,800
3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/27	3,725,070
3,000,000	City of Atlanta GA Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/28	3,786,690
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/21	268,200
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/23	2,990,919
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds, 5.00%, 07/15/24	2,391,921
200,000	Cobb County Kennestone Hospital Authority, 5.00%, 04/01/25	236,700
3,375,000	County of Cobb GA Water & Sewerage Current Refunding Revenue Bonds, 5.00%, 07/01/27	4,350,375
10,000,000	County of Forsyth Public Improvements GO, 5.00%, 09/01/25	12,247,900
3,250,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/21	3,289,260
5,310,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/22	5,599,714
4,250,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/23	4,660,167
6,010,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/25	7,072,147
3,000,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/26	3,632,160
Principal Amount		Value
Georgia (continued)
$3,120,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/27	$3,861,031
2,165,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/28	2,734,417
1,555,000	Gainesville & Hall County Hospital Authority, 5.00%, 02/15/29	1,997,351
2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, 5.00%, 06/01/21	2,055,520
3,935,000	Lowndes County Board of Education School Improvements GO (State Aid Withholding), 5.00%, 02/01/22	4,167,598
1,975,000	Lowndes County Board of Education School Improvements GO (State Aid Withholding), 5.00%, 02/01/23	2,185,318
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/26	1,881,659
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/26	1,331,077
3,265,000	State of Georgia Advance Refunding GO, Series C-1, 5.00%, 01/01/24	3,754,260
11,295,000	State of Georgia Advance Refunding GO, Series E, 5.00%, 12/01/26	14,329,402
1,950,000	State of Georgia Public Improvements GO, Series A-2, 5.00%, 02/01/25	2,248,272
4,750,000	State of Georgia School Improvements GO, Series A, 5.00%, 07/01/30	6,343,245
2,500,000	State of Georgia School Improvements GO, Series A (Tranche 1), 5.00%, 07/01/26	3,136,750
2,230,000	State of Georgia School Improvements GO, Series A-1, 5.00%, 02/01/25	2,669,377

103

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Georgia (continued)
$18,020,000	State of Georgia University and College Improvements GO, Series A-1, 5.00%, 02/01/24	$20,789,854
		186,629,908
Hawaii — 1.8%
10,000,000	City & County of Honolulu HI Refunding GO, 5.00%, 09/01/25	12,215,600
4,940,000	City & County of Honolulu HI Transit Improvements GO, 5.00%, 09/01/29(b)	5,484,092
3,000,000	City & County of Honolulu Public Improvements Refunding GO, Series D, 5.00%, 08/01/23	3,386,550
2,500,000	State of Hawaii Airports System Revenue, 5.00%, 07/01/35	2,970,025
10,000,000	State of Hawaii Airports System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 07/01/31	12,627,400
10,000,000	State of Hawaii Airports System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 07/01/32	12,500,700
5,865,000	State of Hawaii Airports System Revenue Airport & Marina Impt. Revenue Bonds, Series A, 5.00%, 07/01/33	7,271,720
2,000,000	State of Hawaii Airports System Revenue Current Refunding Revenue Bonds, Series E, 1.71%, 07/01/26	2,003,280
2,250,000	State of Hawaii Airports System Revenue Current Refunding Revenue Bonds, Series E, 1.81%, 07/01/27	2,250,720
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	1,028,840
1,300,000	State of Hawaii Public Facilities GO, Series FW, 5.00%, 01/01/30	1,696,331
5,420,000	State of Hawaii Public Improvements GO, Series EH, 5.00%, 08/01/33(a)	6,095,007
Principal Amount		Value
Hawaii (continued)
$2,515,000	State of Hawaii Public Improvements GO, Series FK, 5.00%, 05/01/29	$3,156,451
1,570,000	University of Hawaii Advance Refunding Revenue Bonds, Series F, 5.00%, 10/01/21	1,635,312
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F, 5.00%, 10/01/22	1,281,574
		75,603,602
Idaho — 0.1%
900,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY), 5.00%, 09/15/25	1,083,969
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D, 5.00%, 09/15/23	1,630,680
740,000	Madison County School District No 321 Rexburg School Improvements GO, (School Board GTY), Series B, 5.00%, 09/15/28	946,327
		3,660,976
Illinois — 0.2%
1,220,000	Illinois State Toll Highway Authority Current Refunding Revenue Bonds, Series A, 5.00%, 01/01/21	1,229,028
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A, 5.00%, 12/01/24	3,807,603
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D, 5.00%, 12/01/22	2,181,940
		7,218,571
Indiana — 0.1%
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	253,170

104

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Indiana (continued)
$1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 01/15/22	$1,402,006
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 07/15/22	269,108
2,000,000	Indiana Finance Authority University Health Obligated Group Revenue Bonds, 1.65%, 12/01/42(b)	2,028,220
		3,952,504
Iowa — 0.6%
5,675,000	County of Polk Current Refunding GO, Series C, 5.00%, 06/01/21	5,831,517
4,000,000	County of Polk Current Refunding GO, Series C, 5.00%, 06/01/26	4,990,040
6,110,000	Iowa Finance Authority Advance Refunding Revenue Bonds, 5.00%, 08/01/21	6,327,088
4,000,000	Iowa Finance Authority Green Bond, Series A, 5.00%, 08/01/35	5,344,880
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/28	3,696,930
		26,190,455
Kansas — 0.0%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2, 5.00%, 08/01/23	1,423,094
Maine — 0.1%
725,000	Maine Governmental Facilities Authority Facilities Improvements Revenue Bonds, Series A, 5.00%, 10/01/23	821,548
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	169,950
Principal Amount		Value
Maine (continued)
$5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/21	$5,156
1,100,000	Maine Municipal Bond Bank Highway Improvements Revenue Bonds, Series A, 5.00%, 09/01/28	1,421,937
600,000	Maine Municipal Bond Bank Miscellaneous Purpose Revenue Bonds, Series B, 5.00%, 11/01/23	683,904
		3,102,495
Maryland — 5.8%
5,735,000	County of Anne Arundel School Improvements GO, 5.00%, 04/01/27	6,864,049
2,410,000	County of Anne Arundel School Improvements GO, 5.00%, 10/01/27	3,117,311
2,810,000	County of Anne Arundel School Improvements GO, 5.00%, 04/01/28	3,352,780
3,575,000	County of Baltimore Refunding GO, 5.00%, 03/01/27	4,556,802
1,200,000	County of Baltimore Refunding GO, (Special Assessment), 5.00%, 02/01/29	1,464,420
2,730,000	County of Baltimore Refunding Notes GO, 5.00%, 03/01/23	3,030,764
3,835,000	County of Baltimore Refunding Public Notes GO, 5.00%, 03/01/23	4,257,502
8,165,000	County of Baltimore Refunding Public Notes GO, 5.00%, 03/01/24	9,442,741
2,860,000	County of Charles Public School Improvements GO, 5.00%, 10/01/21	2,983,552
3,910,000	County of Frederick MD Public Improvements GO, Series A, 5.00%, 08/01/27	5,039,052
1,500,000	County of Frederick Refunding GO, Series A, 5.00%, 02/01/25	1,796,955

105

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Maryland (continued)
$3,220,000	County of Howard MD Advance Refunding Public Improvements GO, Series B, 5.00%, 02/15/29	$4,058,971
1,750,000	County of Howard MD Advance Refunding Public Improvements GO, Series C, 1.45%, 08/15/24	1,800,313
1,010,000	County of Howard MD Advance Refunding Public Improvements GO, Series C, 1.55%, 08/15/25	1,042,663
4,500,000	County of Montgomery Advance Refunding GO, Series B, 5.00%, 06/01/23	5,049,855
6,650,000	County of Montgomery Advance Refunding GO, Series C, 5.00%, 10/01/22	7,254,551
19,000,000	County of Montgomery Advance Refunding GO, Series C, 5.00%, 10/01/26	23,958,240
2,000,000	County of Montgomery Public Improvements GO, Series A, 5.00%, 12/01/27	2,355,740
1,200,000	County of Montgomery Refunding GO, Series A, 5.00%, 11/01/23	1,370,124
3,185,000	County of Prince George’s Public School Improvement GO, Series A, 5.00%, 09/15/25	3,901,084
3,180,000	County of Prince George’s Public School Improvement GO, Series A, 5.00%, 09/15/26	4,005,178
3,110,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/24	3,646,755
9,355,000	County of Prince George’s Public School Improvements GO, Series A, 5.00%, 07/01/25	11,375,867
5,530,000	Maryland State Transportation Authority, 5.00%, 07/01/36	7,262,383
7,585,000	State of Maryland Advance Refunding GO, Series B, 5.00%, 08/01/24	8,910,706
Principal Amount		Value
Maryland (continued)
$9,255,000	State of Maryland Advance Refunding GO, Series B, 5.00%, 08/01/25	$11,277,680
6,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 02/01/25	6,627,120
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds, 5.00%, 11/01/26	11,770,300
2,750,000	State of Maryland Public Facilities GO, Series 1, 5.00%, 03/15/32	3,598,128
8,035,000	State of Maryland Public Improvements GO, Series A, 5.00%, 08/01/24(a)	9,071,113
3,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/25	3,604,080
8,145,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/27	10,392,694
5,000,000	State of Maryland Public Improvements GO, Series A, 5.00%, 03/15/28	6,341,700
4,350,000	State of Maryland Refunding GO, Series 2-C, 5.00%, 08/01/23	4,914,369
6,700,000	State of Maryland School Improvements GO, 5.00%, 06/01/23	7,516,864
20,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 03/15/23	22,240,000
7,500,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO, 5.00%, 06/01/22	8,063,100
5,000,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO, 2nd Series, 5.00%, 06/01/25	6,062,200
		243,377,706
Massachusetts — 4.0%
840,000	Commonwealth of Massachusetts Advance Refunding GO, Series A, 5.00%, 07/01/26	1,051,277

106

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Massachusetts (continued)
$6,430,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/27	$8,244,674
13,025,000	Commonwealth of Massachusetts Advance Refunding GO, Series B, 5.00%, 07/01/31	15,936,869
9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C, 5.00%, 10/01/26	11,752,348
4,000,000	Commonwealth of Massachusetts Current Refunding GO, Series C, 5.00%, 05/01/27	5,106,760
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B, 5.00%, 06/15/22	3,122,111
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C, 5.00%, 07/01/32	2,386,280
1,125,000	Commonwealth of Massachusetts Public Improvements GO, Series D, 5.00%, 02/01/33	1,387,575
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM), 5.25%, 11/01/26	10,216,080
7,000,000	Commonwealth of Massachusetts Transit Improvements GO, Series F, 5.00%, 05/01/28	9,134,160
4,500,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/27	5,580,990
1,000,000	Massachusetts Bay Transportation Authority Advance Refunding Revenue Bonds, Senior Series B, 5.00%, 07/01/33	1,179,370
2,720,000	Massachusetts Bay Transportation Authority Refunding Revenue Bonds, Series A, 5.25%, 07/01/31	3,843,877
3,325,000	Massachusetts Clean Water Trust (The), 5.00%, 08/01/31	4,526,389
Principal Amount		Value
Massachusetts (continued)
$5,000,000	Massachusetts Clean Water Trust Advance Green Revenue Bond, Series 2020, 5.00%, 02/01/36	$5,879,050
5,500,000	Massachusetts Clean Water Trust Advance Green Revenue Bond, Sub Series 2017A, 5.00%, 02/01/33	6,028,330
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017, 5.00%, 08/01/21	8,800,730
4,050,000	Massachusetts Development Finance Agency, 5.00%, 10/15/26	5,128,191
12,785,000	Massachusetts Development Finance Agency, 5.00%, 10/15/27	16,603,624
5,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 07/15/33	6,152,300
10,000,000	Massachusetts Development Finance Agency Miscellaneous Purpose Revenue Bonds, Series A, 5.25%, 04/01/37(a)	10,208,700
3,500,000	Massachusetts School Building Authority Refunding Revenue Bonds, Senior Series A, 5.00%, 08/15/23	3,794,700
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/22	541,495
8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B, (AGM), 5.25%, 08/01/26	10,836,804
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C, 5.00%, 08/01/22	2,924,073
5,875,000	Pioneer Valley Transit Authority, 2.00%, 07/16/21	5,927,405
		166,294,162
Michigan — 0.3%
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/23	222,964

107

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Michigan (continued)
$1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program), 5.00%, 10/15/21	$1,045,140
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program), 5.00%, 10/15/23	1,135,880
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program), 5.00%, 04/15/24	1,157,250
1,000,000	Michigan State University Refunding Revenue Bonds, Series A, 5.00%, 08/15/31	1,177,850
2,250,000	University of Michigan, 1.37%, 04/01/27	2,243,632
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A, 5.00%, 04/01/22	1,066,570
3,000,000	University of Michigan University & College Improvements Revenue Bonds, Series A, 5.00%, 04/01/26	3,738,540
1,500,000	University of Michigan University & College Improvements Revenue Bonds, Series B, 1.00%, 04/01/25	1,501,305
290,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF), 5.00%, 11/01/22	316,048
		13,605,179
Minnesota — 1.1%
1,515,000	Cambridge-Isanti Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program), 5.00%, 02/01/24	1,740,962
1,000,000	City of Rochester Advance Refunding GO, Series B, 5.00%, 12/01/24	1,187,540
2,090,000	Minneapolis Special School District No 1, 5.00%, 02/01/28	2,713,426
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 03/01/27	2,242,505
Principal Amount		Value
Minnesota (continued)
$2,535,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/23	$2,799,527
2,805,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	3,226,311
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A, 5.00%, 02/01/25	2,628,318
2,335,000	State of Minnesota, 5.00%, 08/01/23	2,637,242
2,870,000	State of Minnesota Highway Improvements GO, Series B, 5.00%, 10/01/23	3,263,879
785,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/23	879,192
1,395,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/24	1,622,274
2,740,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/25	3,181,085
2,910,000	State of Minnesota Public Improvements COP, 5.00%, 06/01/26	3,372,836
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B, 5.00%, 03/01/21	1,015,620
3,915,000	State of Minnesota School Improvements GO, Series A, 5.00%, 08/01/28	4,900,327
5,170,000	Virginia Independent School District No 706 School Improvement GO, Series A, (School District Credit Program), 5.00%, 02/01/25	6,169,361
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program), 5.00%, 02/01/24	1,149,150
		44,729,555

108

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Mississippi — 0.4%
$570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program), 5.00%, 01/01/23	$625,073
2,310,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A, 5.00%, 01/01/25	2,729,427
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds, 5.00%, 11/01/22	337,584
10,000,000	State of Mississippi Public Improvements GO, Series B, 5.00%, 12/01/31(a)	11,442,100
		15,134,184
Missouri — 0.1%
905,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/25	1,075,484
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds, 5.00%, 10/01/21	2,080,400
500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/24	576,985
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit), 5.00%, 03/01/25	2,076,858
		5,809,727
Montana — 0.1%
1,000,000	State of Montana Public Facilities GO, Series G, 5.00%, 08/01/27	1,288,000
Principal Amount		Value
Montana (continued)
$1,500,000	State of Montana Public Facilities GO, Series G, 5.00%, 08/01/28	$1,978,620
		3,266,620
New Hampshire — 0.2%
3,990,000	State of New Hampshire Public Improvements GO, Series B, 5.00%, 12/01/21	4,195,206
3,990,000	State of New Hampshire Public Improvements GO, Series B, 5.00%, 12/01/22	4,380,900
		8,576,106
New Jersey — 2.1%
1,060,000	County of Ocean Current Refunding GO, Series B, 4.00%, 08/01/24	1,208,813
1,230,000	County of Ocean Current Refunding GO, Series B, 5.00%, 08/01/28	1,628,987
1,825,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/24	2,149,211
1,255,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/25	1,533,924
1,340,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/27	1,732,057
1,900,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/28	2,516,322
1,575,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/29	2,125,856
1,000,000	County of Ocean Public Improvements GO, Series A, 5.00%, 08/01/30	1,376,960
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds (County GTY), Series B, 5.00%, 12/01/23	1,144,310
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds (County GTY), Series B, 5.00%, 12/01/24	1,189,780

109

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New Jersey (continued)
$200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY), 5.00%, 12/01/22	$219,550
700,000	New Jersey Economic Development Authority, 5.00%, 03/01/21	710,955
1,800,000	New Jersey Economic Development Authority, 5.00%, 03/01/21	1,824,732
2,000,000	New Jersey Economic Development Authority Advance Refunding Revenue Bonds, Series B (State Appropriation), 5.00%, 11/01/21	2,082,420
3,295,000	New Jersey Economic Development Authority Refunding Revenue Bonds, Series GG, 5.00%, 09/01/21	3,339,845
1,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds, 5.00%, 07/01/23	1,667,955
990,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds, 5.00%, 07/01/21	1,019,631
1,000,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds, 5.00%, 07/01/23	1,116,190
1,855,000	New Jersey Transit Corp. Refunding Revenue Bonds, Series A, 5.00%, 09/15/21	1,923,450
8,500,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds, 5.00%, 06/15/23	9,296,705
5,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds (NATL-RE), 5.25%, 12/15/21	5,243,950
Principal Amount		Value
New Jersey (continued)
$3,860,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.50%, 12/15/21	$4,059,022
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A, 5.25%, 12/15/21	2,097,580
7,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series B (NATL-RE), 5.50%, 12/15/21	7,360,920
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A, 5.25%, 12/15/22	1,635,075
650,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, 5.00%, 06/15/21	664,631
440,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series AA, 5.00%, 06/15/21	451,370
2,775,000	New Jersey Turnpike Authority, 5.00%, 01/01/27	3,439,363
2,145,000	New Jersey Turnpike Authority, 5.00%, 01/01/29	2,451,821
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/27	1,239,410
2,380,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/25	2,805,687
2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A, 5.00%, 01/01/29	2,433,880
3,250,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/32	3,745,852
3,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E, 5.00%, 01/01/33	3,445,860

110

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New Jersey (continued)
$4,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/34	$4,749,920
2,000,000	Rutgers The State University of New Jersey Advance Refunding Revenue Bonds, Series S, 1.66%, 05/01/28	1,947,260
2,500,000	Rutgers The State University of New Jersey Advance Refunding Revenue Bonds, Series S, 2.18%, 05/01/35	2,364,900
		89,944,154
New York — 16.5%
10,025,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/21	10,371,965
30,000,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	32,369,100
15,000,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/23	16,818,600
9,400,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/24	10,935,866
8,000,000	City of New York GO, Sub-Series B-3, 0.36%, 10/01/46(b)	8,000,000
1,135,000	City of New York Public Improvements GO, Series I, Subseries I-A, 5.00%, 04/01/27(c)	1,412,757
1,400,000	City of New York Public Improvements GO, Series I, Subseries I-A, 5.00%, 04/01/28(c)	1,772,694
2,000,000	City of New York Public Improvements GO, Series I, Subseries I-A, 5.00%, 04/01/29(c)	2,572,680
2,910,000	City of New York Public Improvements GO, Sub-Series D-1, 5.00%, 08/01/22	3,139,803
32,750,000	City of New York Public Improvements GO, Sub-Series D-3, 5.00%, 08/01/38(b)(c)	36,373,460
Principal Amount		Value
New York (continued)
$1,500,000	City of New York Public Improvements GO, Subseries F-1, 5.00%, 04/01/43	$1,774,350
650,000	City of New York Refunding GO, Series C, 5.00%, 08/01/22	701,331
8,170,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	8,815,185
3,575,000	City of New York Refunding GO, Series F, 5.00%, 08/01/29	3,760,757
2,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/21	2,586,525
18,500,000	City of New York Refunding GO, Series G, 5.00%, 08/01/22	19,960,945
5,000,000	City of New York Refunding GO, Series I, 5.00%, 08/01/25	5,566,950
9,450,000	City of New York Refunding GO, Series J, Subseries J11, 5.00%, 08/01/25(c)	11,357,104
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding), 5.00%, 05/01/23	5,117,300
2,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.25%, 11/15/31	2,446,067
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/28	257,712
1,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/29	1,094,154
3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/30	3,098,248
20,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2, 5.00%, 11/15/48(b)	20,753,600

111

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$940,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series C-1, 5.00%, 11/15/27	$1,023,256
24,820,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 09/01/22	25,238,713
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F, 5.00%, 11/15/21	1,955,762
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/21	1,940,522
11,475,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series G, 2.00%, 11/01/57(b)	11,480,393
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/24	2,920,900
7,500,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3, (State Aid Withholding), 5.00%, 07/15/28	9,685,200
1,670,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/24	1,951,161
3,270,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/28	4,222,747
2,750,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/29	3,604,838
Principal Amount		Value
New York (continued)
$2,285,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/30	$3,039,507
975,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/21	1,006,941
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	1,536,178
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B, 5.00%, 11/01/21	16,662,350
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/21	2,538,078
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H, 5.00%, 11/01/21	1,606,577
4,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Current Refunding Revenue Bonds, 5.00%, 11/01/21	4,186,520
9,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue Current Refunding Revenue Bonds, 5.00%, 11/01/22	10,385,210
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvement Revenue Bonds, Series C-1, 5.00%, 05/01/22	3,209,610

112

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$2,210,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/29	$2,518,074
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 02/01/31	11,111,130
9,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 05/01/34	12,294,900
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G, 5.00%, 11/01/20	600,000
3,545,000	New York City Water & Sewer System Current Refunding Revenue, 5.00%, 06/15/24	4,137,015
2,350,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series AA-2, 5.00%, 06/15/30	3,173,416
6,200,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2, 5.00%, 06/15/25	7,097,450
1,000,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series DD-2, 5.00%, 06/15/24	1,099,350
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 12/01/21	5,257,700
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	10,087,259
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/22	8,286,768
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	16,134,720
Principal Amount		Value
New York (continued)
$2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/31	$2,377,160
5,000,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series 1 (State Aid Withholding), 5.00%, 01/15/30	6,151,950
8,770,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A-Group A, 5.00%, 03/15/22	9,329,263
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28	5,869,800
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/20	15,082,500
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	4,764,198
6,600,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E, 5.00%, 03/15/30	8,441,730
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 02/15/27	1,234,300
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/27	7,893,636
4,185,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/28	5,326,542
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/21	1,063,016
5,200,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A, 5.00%, 03/15/25	5,966,376

113

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$12,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A-Group 2, 5.00%, 03/15/29	$15,266,880
22,680,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C, 5.00%, 03/15/27	28,462,266
13,375,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series D, 5.00%, 02/15/25	15,870,909
6,325,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C, 5.00%, 03/15/30	7,982,909
7,305,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/15/22	7,770,840
1,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/32	1,880,670
3,000,000	New York State Environmental Facilities Corp Refunding Revenue Bonds, 5.00%, 06/15/29	3,478,650
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	2,304,960
2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	2,567,321
5,875,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A, 5.00%, 03/15/25	7,002,295
5,605,000	New York State Urban Development Corp Personal Income Tax Economic Improvements Revenue Bonds, Series C, 5.00%, 03/15/22	5,962,431
Principal Amount		Value
New York (continued)
$6,000,000	New York State Urban Development Corp. Civic Convention Center Revenue Bonds, 1.83%, 03/15/29	$5,948,220
1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/27	1,254,950
4,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/28	5,110,560
5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/29	6,497,950
5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/31	6,587,450
13,350,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/32	17,439,372
1,500,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, 5.00%, 03/15/30	1,978,755
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1, 5.00%, 03/15/22	5,005,038
2,810,000	Port Authority of New York & New Jersey, 5.00%, 07/15/21	2,896,407
2,270,000	Port Authority of New York & New Jersey, 5.00%, 07/15/22	2,438,661
2,800,000	Port Authority of New York & New Jersey, 5.00%, 07/15/23	3,128,412
1,000,000	Port Authority of New York & New Jersey, 5.00%, 07/15/24	1,153,560
3,195,000	Port Authority of New York & New Jersey, 5.00%, 07/15/25	3,799,973

114

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$3,885,000	Port Authority of New York & New Jersey, 5.00%, 07/15/26	$4,727,851
4,255,000	Port Authority of New York & New Jersey, 5.00%, 07/15/27	5,263,052
3,340,000	Port Authority of New York & New Jersey, 5.00%, 07/15/28	4,174,432
4,750,000	Port Authority of New York & New Jersey, 5.00%, 07/15/29	6,018,108
5,020,000	Port Authority of New York & New Jersey, 5.00%, 07/15/30	6,449,596
16,725,000	Port Authority of New York & New Jersey Cash Flow Management Revenue Bonds, Series AAA, 1.09%, 07/01/23	16,914,661
4,215,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/27	4,747,017
5,880,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/28	6,599,242
1,025,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/27	1,282,582
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds, 5.00%, 12/15/24	1,759,312
		694,275,161
North Carolina — 2.4%
1,880,000	City of Charlotte Current Refunding GO, Series A, 5.00%, 06/01/27	2,419,372
3,000,000	County of Union University & College Improvements GO, Series C, 5.00%, 09/01/25	3,672,750
3,325,000	County of Wake Advance Refunding Revenue, Series A, 5.00%, 12/01/26	4,202,334
1,150,000	County of Wake Advance Refunding Revenue, Series A, 5.00%, 12/01/29	1,424,447
Principal Amount		Value
North Carolina (continued)
$7,225,000	County of Wake Refunding Public Notes GO, Series A, 5.00%, 03/01/26	$8,982,698
675,000	Dare County Refunding Revenue Bonds, Series D, 5.00%, 06/01/21	693,421
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds, 5.00%, 12/01/25	1,231,560
2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A, 5.00%, 01/01/22	2,109,100
2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A, 5.00%, 01/01/23(a)	2,155,640
1,000,000	North Carolina State University at Raleigh, 5.00%, 10/01/34	1,323,830
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A, 5.00%, 10/01/21	338,949
3,250,000	State of North Carolina Advance Refunding Revenue Bonds, 5.00%, 03/01/22	3,451,338
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/23	14,520,220
2,010,000	State of North Carolina Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/24	2,335,379
5,000,000	State of North Carolina Highway Improvements Revenue Bonds, 5.00%, 03/01/29	6,602,650
6,675,000	State of North Carolina Highway Improvements Revenue Bonds, 5.00%, 03/01/30	8,735,372
1,500,000	State of North Carolina Highway Improvements Revenue Bonds, Series A, 5.00%, 05/01/22	1,605,975
8,750,000	State of North Carolina Highway Improvements Revenue Bonds, Series B, 5.00%, 05/01/29	11,600,225

115

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
North Carolina (continued)
$5,580,000	State of North Carolina Highway Improvements Revenue Bonds, Series B, 5.00%, 05/01/32	$7,397,462
8,025,000	State of North Carolina Public Improvements GO, Series A, 5.00%, 06/01/26	10,051,473
5,270,000	State of North Carolina Public Improvements GO, Series A, 5.00%, 06/01/27	6,781,963
		101,636,158
Ohio — 3.4%
750,000	Akron Bath Copley Joint Township Hospital District Current Refunding Revenue Bonds, 4.00%, 11/15/35	838,057
1,000,000	Akron Bath Copley Joint Township Hospital District Current Refunding Revenue Bonds, 4.00%, 11/15/36	1,112,270
1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/23	1,344,177
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/24	1,189,330
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO, 5.00%, 12/01/25	1,582,555
3,500,000	City of Columbus GO, Series A, 4.00%, 08/15/25	4,103,015
3,730,000	City of Columbus Refunding GO, Series 1, 5.00%, 07/01/21	3,847,719
2,000,000	City of Columbus Refunding GO, Series 5, 5.00%, 08/15/23	2,263,720
1,100,000	County of Cuyahoga Refunding Revenue Bonds, 5.00%, 12/01/22	1,207,283
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/26	1,178,190
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, 5.00%, 12/01/27	1,783,609
Principal Amount		Value
Ohio (continued)
$1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds, 5.00%, 12/01/23	$1,140,670
3,000,000	Ohio Water Development Authority Revenue Bonds, 5.00%, 06/01/26	3,746,280
2,350,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/21	2,414,954
875,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/22	940,546
3,375,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/23	3,785,535
3,300,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/24	3,854,334
1,410,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/25	1,707,383
1,450,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/26	1,810,702
2,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund Pollution Control Revenue Bonds, Series B, 5.00%, 06/01/27	2,564,860
10,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bond, Series A, 5.00%, 12/01/24	11,906,700

116

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Ohio (continued)
$10,285,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, 5.00%, 06/01/28	$13,412,360
3,045,000	Revere Local School District School Improvements GO, Series A, 5.00%, 12/01/42(a)	3,272,614
2,350,000	Revere Local School District School Improvements GO, Series A, 5.00%, 12/01/45(a)	2,525,662
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds, 5.00%, 06/01/24	357,606
1,075,000	State of North Carolina Highway capital Improvements GO, Series Q, 5.00%, 05/01/21	1,100,488
16,790,000	State of Ohio Advance Refunding GO, Series A, 5.00%, 12/15/24	19,997,226
2,500,000	State of Ohio Advance Refunding GO, Series A, 5.00%, 09/01/27	3,221,100
1,400,000	State of Ohio Advance Refunding GO, Series C, 5.00%, 08/01/27	1,799,994
4,790,000	State of Ohio Advance Refunding GO, Series U, 5.00%, 05/01/27	6,118,890
1,000,000	State of Ohio Advance Refunding Revenue Bonds, 5.00%, 10/01/21	1,042,640
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	1,696,401
300,000	State of Ohio Department of Administration Telecommunications Improvements COP, 5.00%, 09/01/24	352,194
210,000	State of Ohio Highway Improvements Revenue Bonds, 5.00%, 12/15/24	249,260
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1, 5.00%, 12/15/20	2,010,940
Principal Amount		Value
Ohio (continued)
$2,000,000	State of Ohio Mental Health Facility Improvements Revenue Bonds, 5.00%, 06/01/25	$2,412,720
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A, 5.00%, 02/01/24	1,624,561
970,000	State of Ohio Recreation Facilities Improvements Revenue Bonds, 5.00%, 04/01/21	988,673
775,000	State of Ohio Recreation Facilities Improvements Revenue Bonds, 5.00%, 04/01/25	928,024
5,000,000	State of Ohio School Improvements GO, Series B, 5.00%, 06/15/23	5,617,300
2,200,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/28(a)	2,356,134
7,505,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/27	9,587,112
5,445,000	State of Ohio University and College Improvements GO, Series A, 5.00%, 05/01/28	6,547,014
1,000,000	University of Cincinnati Advance Refunding Revenue, Series A, 5.00%, 06/01/26	1,231,400
		142,772,202
Oklahoma — 1.0%
675,000	City of Oklahoma City Current Refunding GO, 5.00%, 03/01/24	781,123
3,650,000	City of Oklahoma City Public Improvements GO, 5.00%, 03/01/26	4,531,402
1,445,000	Oklahoma Capitol Improvement Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/28	1,876,361
1,670,000	Oklahoma Capitol Improvement Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/29	2,203,615

117

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Oklahoma (continued)
$1,000,000	Oklahoma Capitol Improvement Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/33	$1,308,500
1,000,000	Oklahoma Capitol Improvement Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/34	1,301,920
2,000,000	Oklahoma Capitol Improvement Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 07/01/35	2,589,780
1,500,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/24	1,719,135
1,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/25	1,188,840
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/26	2,457,500
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/27	2,521,080
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/28	2,581,860
2,315,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series A, 5.00%, 01/01/29	3,044,943
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 4.00%, 01/01/21	2,012,040
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/26	6,143,750
Principal Amount		Value
Oklahoma (continued)
$2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D, 5.00%, 01/01/28	$3,853,426
1,575,000	Tulsa Metropolitan Utility Authority Refunding Revenue Bonds, Series A, 5.00%, 04/01/27	2,005,243
		42,120,518
Oregon — 1.1%
1,040,000	Clatsop County School District No 30 Warrenton-Hammond School Improvements GO, Series B, (School Board GTY), 5.00%, 06/15/27	1,327,321
1,600,000	Medford Hospital Facilities Authority, 5.00%, 08/15/38	2,018,048
5,000,000	State of Oregon Advance Refunding GO, Series I, 5.00%, 08/01/28	6,413,500
3,290,000	State of Oregon Advance Refunding GO, Series M, 5.00%, 11/01/23	3,756,423
10,350,000	State of Oregon Facilities Improvements GO, Series A, 5.00%, 05/01/25	12,516,669
4,940,000	State of Oregon Facilities Improvements GO, Series A, 5.00%, 05/01/27	6,335,847
4,140,000	State of Oregon Refunding GO, Series G, 5.00%, 11/01/30(a)	4,720,966
4,700,000	State of Oregon School Improvements GO, 5.00%, 06/01/28	6,003,686
2,000,000	Washington County School District No 1 West Union School Improvements GO, (School Board GTY), 5.00%, 06/15/28	2,545,340
		45,637,800
Pennsylvania — 1.1%
15,000,000	Commonwealth of Pennsylvania Advance Refunding GO, 5.00%, 07/15/26	18,629,550
9,775,000	Commonwealth of Pennsylvania Current Refunding GO, 1St Series, 5.00%, 07/01/21	10,078,807

118

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Pennsylvania (continued)
$5,000,000	Commonwealth of Pennsylvania Public Facilities GO, Series 1, 5.00%, 03/01/22	$5,311,850
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/26	1,240,040
4,120,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, 5.00%, 06/15/21	4,237,914
2,755,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, 5.00%, 06/15/22	2,960,854
3,500,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds, 5.00%, 06/15/23	3,934,070
		46,393,085
Rhode Island — 0.3%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue, 5.00%, 06/15/23	7,749,945
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A, 5.00%, 05/15/22	3,184,980
550,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D, 5.00%, 04/01/24	632,704
960,000	State of Rhode Island University & College Improvements COP, Series A, 5.00%, 06/01/24	1,111,200
1,010,000	State of Rhode Island University & College Improvements COP, Series A, 5.00%, 06/01/25	1,209,283
		13,888,112
South Carolina — 0.6%
3,600,000	Beaufort County School District School Improvements Refunding GO, Series A (South Carolina School District), 5.00%, 03/01/22	3,828,024
Principal Amount		Value
South Carolina (continued)
$4,010,000	Darlington County School District School Improvement GO (South Carolina School District), 5.00%, 03/01/27	$5,094,144
3,000,000	Darlington County School District School Improvement GO (South Carolina School District), 5.00%, 03/01/28	3,824,070
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District), 5.00%, 03/01/26	2,907,702
1,500,000	State of South Carolina Advance Refunding GO, Series B (State Aid Withholding), 5.00%, 04/01/26	1,869,270
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding), 5.00%, 04/01/22	1,584,732
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding), 5.00%, 04/01/22	4,994,309
		24,102,251
South Dakota — 0.9%
2,125,000	South Dakota Conservancy District, 5.00%, 08/01/29	2,855,490
1,950,000	South Dakota Conservancy District, 5.00%, 08/01/31	2,650,265
1,500,000	South Dakota Conservancy District, 5.00%, 08/01/33	2,010,915
1,020,000	South Dakota Conservancy District, 5.00%, 08/01/35	1,357,457
1,400,000	South Dakota Conservancy District, 5.00%, 08/01/36	1,856,316
1,850,000	South Dakota Conservancy District, 5.00%, 08/01/37	2,441,722
4,910,000	South Dakota Conservancy District, 5.00%, 08/01/38	6,437,305
5,155,000	South Dakota Conservancy District, 5.00%, 08/01/39	6,735,987
1,950,000	South Dakota Conservancy District, 5.00%, 08/01/40	2,543,872
3,820,000	South Dakota Conservancy District, 5.00%, 08/01/41	4,964,510

119

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
South Dakota (continued)
$1,000,000	South Dakota Conservancy District, 5.00%, 08/01/42	$1,295,260
2,455,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds, 5.00%, 08/01/29	2,861,106
		38,010,205
Tennessee — 0.3%
1,000,000	County of Montgomery Advance Refunding School Improvements GO, 5.00%, 04/01/26	1,240,120
5,105,000	County of Shelby Refunding GO, 5.00%, 04/01/22	5,447,852
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A, 5.00%, 05/15/23	447,500
1,005,000	State of Tennessee Refunding GO, Series A, 5.00%, 09/01/23	1,139,619
2,000,000	State of Tennessee Refunding Notes GO, Series A, 5.00%, 08/01/21	2,071,060
2,335,000	State of Tennessee Refunding Notes GO, Series A, 5.00%, 08/01/27	2,924,541
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program), 5.00%, 11/01/25	1,064,763
		14,335,455
Texas — 17.2%
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/28	2,831,805
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD), 5.00%, 02/15/22	1,061,090
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,024,810
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/26	2,112,366
Principal Amount		Value
Texas (continued)
$485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/23	$535,775
1,315,000	Austin Community College District Refunding GO, 5.00%, 08/01/27	1,639,213
2,525,000	Austin Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/01/27	3,165,365
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD), 5.00%, 08/01/21	1,035,380
3,000,000	Austin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/28	3,941,430
7,475,000	Austin Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/29	9,992,655
895,000	Barbers Hill Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	1,133,688
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/26	6,552,487
2,050,000	Beaumont Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/28	2,584,394
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD), 5.00%, 08/01/27	1,329,087
540,000	Bridgeport Independent School District, 5.00%, 08/15/26	677,619
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,932,998
5,000,000	Burleson Independent School District School Improvement GO, (PSF-GTD), 2.50%, 02/01/47(b)	5,185,900
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/01/25	1,211,190

120

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Texas (continued)
$1,420,000	Burleson Independent School District Refunding GO, Series B, (PSF-GTD), 5.50%, 08/01/27	$1,859,348
1,120,000	Channelview Independent School District Improvements GO, (PSF-GTD), 5.00%, 08/15/30	1,462,294
1,700,000	City of Austin Public Improvements GO, 5.00%, 11/01/22	1,860,548
3,000,000	City of Austin TX Electric Utility Revenue Refunding Revenue Bonds, Series A, 5.00%, 11/15/28	3,950,370
810,000	City of Austin TX Water & Wastewater System Revenue, 5.00%, 11/15/21	849,771
190,000	City of Austin TX Water & Wastewater System Revenue, 5.00%, 11/15/21	199,145
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, 5.00%, 11/15/29	6,240,800
2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue, 4.00%, 07/01/21	2,418,103
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue, 4.00%, 07/01/22	2,589,552
4,020,000	City of College Station Improvements Advance Refunding GO, 5.00%, 02/15/25	4,809,287
935,000	City of Conroe Public Improvements GO, 5.00%, 03/01/25	1,075,933
1,715,000	City of Dallas TX Waterworks & Sewer System Revenue, 5.00%, 10/01/28	2,256,683
2,000,000	City of Dallas TX Waterworks & Sewer System Revenue, 5.00%, 10/01/32	2,695,840
2,075,000	City of Denton Public Improvements GO, 5.00%, 02/15/23	2,296,755
1,715,000	City of Denton Public Improvements GO, 5.00%, 02/15/24	1,978,047
Principal Amount		Value
Texas (continued)
$1,290,000	City of Denton Public Improvements GO, 5.00%, 02/15/28	$1,582,766
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds, 5.00%, 03/01/24	955,405
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/25	403,890
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/26	1,441,562
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue, 5.00%, 02/15/25	6,162,475
7,500,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series A, 4.00%, 07/01/47	8,223,900
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series B, 5.00%, 07/01/26	1,227,670
2,460,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series B, 5.00%, 07/01/27	3,077,780
1,500,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series B, 5.00%, 07/01/28	1,908,345
1,000,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series C, 0.88%, 07/01/22	999,760
5,500,000	City of Houston TX Airport System Revenue Refunding Revenue Bonds, Sub-Series C, 1.05%, 07/01/23	5,501,265
2,040,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/25	2,448,816
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements, 5.00%, 03/15/26	2,928,784

121

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Texas (continued)
$930,000	City of Pflugerville Advance Refunding GO, 5.00%, 08/01/26	$1,158,696
1,815,000	City of Plano Advance Refunding GO, 5.00%, 09/01/23	2,054,798
2,820,000	City of Plano Recreation Facilities Improvements GO, 5.00%, 09/01/30	3,615,381
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds, 5.00%, 05/01/26	1,463,011
1,205,000	City of Round Rock TX Utility System Revenue Advance Refunding, 5.00%, 08/01/25	1,461,376
875,000	Clear Creek Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/24	1,009,514
1,000,000	Clear Creek Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/25	1,198,700
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,828,425
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,449,272
900,000	Conroe Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/21	912,123
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	488,037
1,500,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/24	1,723,680
2,000,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/25	2,386,100
5,000,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/27	6,322,900
Principal Amount		Value
Texas (continued)
$19,000,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/28	$24,626,470
20,000,000	Conroe Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/29	26,479,800
1,400,000	Coppell Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/32	1,788,892
2,130,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/26	2,583,860
7,500,000	County of Bexar Advance Refunding GO, 5.00%, 06/15/29	9,295,275
2,910,000	County of Bexar Refunding GO, 5.00%, 06/15/22	3,133,866
675,000	County of Collin Advance Refunding GO, 5.00%, 02/15/24	777,573
2,800,000	County of Dallas Public Improvements GO, 5.00%, 08/15/28	3,509,968
1,500,000	County of Denton Advance Refunding GO, 5.00%, 07/15/24	1,758,540
1,590,000	County of Harris Advance Refunding Revenue, Series A, 5.00%, 08/15/25	1,926,635
4,075,000	County of Harris Current Refunding GO, Series A, 5.00%, 10/01/26	5,119,504
4,100,000	County of Harris Current Refunding GO, Series A, 5.00%, 10/01/27	5,280,882
1,485,000	County of Harris Current Refunding GO, Series A, 5.00%, 10/01/24	1,756,443
1,850,000	County of Williamson Limited Tax Advance Refunding GO, 5.00%, 02/15/24	2,133,753
1,000,000	County of Williamson Limited Tax Refunding GO, 5.00%, 02/15/21	1,013,530

122

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Texas (continued)
$360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	$428,652
1,500,000	Cuero Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/30	1,890,825
1,500,000	Dallas Area Rapid Transit Advance Refunding Revenue Bonds, 1.15%, 12/01/26	1,497,705
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A, 5.00%, 12/01/25	887,978
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/22	1,188,421
7,715,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26	9,189,877
6,000,000	Denton Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/29	7,344,240
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD), 5.00%, 02/15/25	1,293,949
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,243,332
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/27	2,258,977
10,000,000	Eagle Mountain & Saginaw Independent School District School Improvements GO, (PSF-GTD), Series 2011, 2.00%, 08/01/50(b)(c)	10,509,200
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/25	3,580,560
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD), 5.00%, 08/15/25	1,768,560
Principal Amount		Value
Texas (continued)
$1,925,000	Fort Bend Independent School District Refunding Notes GO, Series A, (PSF-GTD), 1.95%, 08/01/49(b)	$1,978,168
885,000	Frenship Independent School District Refunding GO (PSF-GTD), 5.00%, 02/15/26(a)	1,021,113
4,890,000	Frisco Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26	6,037,047
1,285,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 02/15/25	1,537,914
1,095,000	Graham Independent School District Refunding GO, Series B (PSF-GTD), 5.00%, 02/15/21	1,109,782
8,500,000	Grand Parkway Transportation Corp Highway Improvements Revenue Bonds, Sub-Tier Series B, 5.00%, 10/01/52(b)	9,497,900
8,000,000	Grand Parkway Transportation Corp. Highway Improvements Revenue Bonds, Series A, 5.50%, 04/01/53(a)	9,197,280
2,865,000	Harris County Flood Control District Advance Refunding, 5.00%, 10/01/28	3,663,304
5,000,000	Harris County Flood Control District Refunding Revenue Bonds, Series A, 5.00%, 10/01/23	5,686,200
5,030,000	Harris County Metropolitan Authority Transit Improvements Revenue Bonds, Series B, 5.00%, 11/01/23(a)	5,268,170
2,040,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/27	2,564,035
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/27	3,380,068
4,000,000	Houston Independent School District Improvements GO, (PSF-GTD), 5.00%, 02/15/28	5,039,920

123

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Texas (continued)
$175,000	Hutto Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/01/25	$208,175
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	2,834,175
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/24	672,235
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD), 5.00%, 02/15/25	595,585
750,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/23	846,862
13,725,000	Lone Star College System Advance Refunding GO, 5.00%, 02/15/29	16,744,088
4,455,000	Lone Star College System Advance Refunding GO, Series B, 5.00%, 02/15/23	4,934,358
1,835,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/21	1,859,772
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	2,058,778
560,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/24	645,098
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/26	277,515
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/25	3,246,586
300,000	Manor Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/01/26	374,349
Principal Amount		Value
Texas (continued)
$3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/01/24	$3,992,087
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/23	1,136,313
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/24	1,245,394
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A, 5.00%, 08/15/25	1,354,422
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/23	1,622,497
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/25	2,013,330
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 08/15/26	733,707
580,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD), 5.00%, 08/15/24	681,442
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD), 5.00%, 08/15/25	1,427,634
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD), 5.00%, 08/15/21	1,037,310
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD), 5.00%, 08/15/26	746,249
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD), 5.00%, 08/15/26	1,987,907

124

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Texas (continued)
$3,000,000	Midlothian Independent School District Refunding GO, Series C (PSF-GTD), 2.00%, 08/01/51(b)(c)	$3,158,460
1,000,000	New Caney Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/27	1,264,580
250,000	Northside Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/26	312,743
3,000,000	Northwest Independent School District Refunding GO, (PSF-GTD), Series B, 5.00%, 02/15/23	3,319,890
2,525,000	Northwest Independent School District Refunding GO, (PSF-GTD), Series B, 5.00%, 02/15/25	3,019,572
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/23	1,264,870
1,220,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/28	1,487,656
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/15/22	265,273
4,420,000	Pasadena Independent School District School Improvement Refunding GO, (PSF-GTD), 5.00%, 02/15/25(a)	4,895,548
24,150,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds, 5.50%, 07/01/28	29,245,167
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/27	890,438
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD), 5.00%, 02/15/23	1,688,343
Principal Amount		Value
Texas (continued)
$5,000,000	Plano Independent School District School Improvement GO, (PSF-GTD), 5.00%, 02/15/26	$6,178,750
1,050,000	Point Isabel Independent School District, 5.00%, 02/01/25	1,252,965
1,995,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B, 5.00%, 02/15/25	2,379,197
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD), 5.00%, 02/15/25	1,194,930
10,000,000	Prosper Independent School District School Improvement GO, (PSF-GTD), Series B, 2.00%, 02/15/50(b)	10,362,300
925,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/22	1,003,301
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/23	1,150,846
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/24	1,260,352
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/25	1,213,310
1,330,000	San Antonio Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/23	1,502,993
1,185,000	San Antonio Water System, 5.00%, 05/15/36	1,550,087
1,150,000	San Antonio Water System, 4.00%, 05/15/37	1,389,051
2,600,000	San Antonio Water System, 5.00%, 05/15/39	3,373,058
5,000,000	San Antonio Water System, 5.00%, 05/15/41	6,442,950
7,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A, 2.63%, 05/01/49(b)	7,450,240

125

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Texas (continued)
$205,000	San Elizario Independent School District School Improvements GO, (PSF-GTD), 5.00%, 05/01/25	$247,099
1,195,000	Southside Independent School District School Improvement GO, (PSF-GTD), 5.00%, 08/15/29	1,508,831
5,000,000	Spring Branch Independent School District School Improvement GO, (PSF-GTD), 1.55%, 06/15/41(b)(c)	5,014,650
450,000	Spring Independent School District Advance Refunding GO (PSF-GTD), 5.00%, 08/15/27	557,442
1,000,000	Spring Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26	1,253,560
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/22	2,342,844
7,180,000	Spring Independent School District Advance Refunding GO, Series A, 5.00%, 08/15/28	8,866,797
40,000,000	State of Texas Cash Flow Management Revenue Notes, 4.00%, 08/26/21	41,226,400
3,720,000	State of Texas Highway Improvements Revenue Bonds GO, 5.00%, 04/01/44(a)	4,300,543
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 5.00%, 10/01/26	6,298,150
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 2.18%, 10/01/27	5,361,950
2,000,000	State of Texas Public Finance Authority Advance Refunding GO, 2.53%, 10/01/31	2,170,160
2,720,000	State of Texas Public Finance Authority Advance Refunding GO, 2.65%, 10/01/32	2,954,518
2,500,000	State of Texas Refunding Public Notes GO, Series A, 5.00%, 10/01/21	2,608,475
4,150,000	State of Texas Student Loans GO, 4.00%, 08/01/31	5,158,574
Principal Amount		Value
Texas (continued)
$4,275,000	State of Texas Student Loans GO, 4.00%, 08/01/32	$5,285,439
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F, 5.00%, 10/01/25	3,920,288
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series F, 5.00%, 10/01/28	6,095,450
1,840,000	State of Texas Transportation Commission Advance Refunding GO, Series F, 5.00%, 10/01/30	2,337,996
6,500,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/25	7,824,440
9,320,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/27	11,501,812
12,005,000	State of Texas Transportation Commission Highway Improvement GO, 5.00%, 04/01/30(a)	12,809,455
3,500,000	State of Texas Transportation Commission Refunding GO, Series A, 5.00%, 10/01/22	3,817,450
2,500,000	State of Texas Water Financial Assistance Refunding GO, Series 2019 C, 5.00%, 08/01/22	2,707,025
1,030,000	State of Texas Water Utility Improvement Refunding GO, Series B1, 5.00%, 08/01/26	1,291,877
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-2, 5.00%, 08/01/28	1,173,150
3,500,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-3, 5.00%, 08/01/27	4,505,305
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/26	1,250,320
126

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Texas (continued)
$5,325,000	Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds, 5.00%, 11/15/40(a)	$5,333,414
3,000,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, 5.00%, 12/01/32	3,867,840
1,000,000	Temple Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 02/01/27	1,264,030
1,250,000	Texas A&M University, 0.59%, 05/15/24	1,252,113
1,770,000	Texas A&M University, 1.38%, 05/15/28	1,771,097
1,000,000	Texas A&M University, 1.56%, 05/15/30	1,000,700
2,000,000	Texas Tech University System, 1.34%, 02/15/27	1,999,260
2,000,000	Texas Tech University System, 1.75%, 02/15/30	1,977,980
1,000,000	Texas Transportation Commission, 1.12%, 10/01/27	1,012,780
3,000,000	Texas Transportation Commission, 1.53%, 10/01/29	3,031,290
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/22	1,090,910
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, 5.00%, 10/01/24	6,834,977
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A, 5.00%, 04/01/21	3,288,307
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A, 5.00%, 10/01/26	5,344,970
Principal Amount		Value
Texas (continued)
$2,080,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/31	$2,747,846
1,250,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/15/23	1,424,212
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds, 5.00%, 08/01/24	1,170,700
1,420,000	Trinity River Authority Central Regional Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 08/01/29	1,887,066
2,000,000	Trinity River Authority Central Regional Wastewater System Revenue Current Refunding Revenue Bonds, 5.00%, 08/01/30	2,703,020
500,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/22	542,325
1,680,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/23	1,897,006
935,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/24	1,098,531
2,085,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/25	2,534,151
1,635,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/26	2,041,118
1,000,000	United Independent School District GO, (PSF-GTD), 5.00%, 08/15/27	1,277,820
420,000	University of North Texas Prerefunded Refunding Revenue, 5.00%, 04/15/21	428,929
1,065,000	University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	1,242,940

127

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Texas (continued)
$2,000,000	University of Texas System University and College Improvements Revenue, Series D, 5.00%, 08/15/23	$2,264,920
7,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C, 5.00%, 08/15/26	8,774,920
3,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C, 5.00%, 08/15/21	3,112,650
325,000	Waco Independent School District Advance Refunding GO, (PSF-GTD), 5.00%, 08/15/27	405,307
640,000	Wall Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	760,550
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD), 5.00%, 02/01/23	1,336,263
		723,575,007
Utah — 0.5%
610,000	City of Salt Lake City Ut Public Utilities Revenue Bonds, 5.00%, 02/01/29	813,331
600,000	City of Salt Lake City Ut Public Utilities Revenue Bonds, 5.00%, 02/01/30	793,776
4,135,000	Granite School District Board of Education School Improvements GO, (School Board GTY), 5.00%, 06/01/30	5,629,017
840,000	Salt Lake County Municipal Building Authority Public Facilities Revenue Bonds, 5.00%, 01/15/31	1,069,589
10,000,000	State of Utah Highway Improvements Revenue Bonds GO, 5.00%, 07/01/26	12,553,400
		20,859,113
Virginia — 4.9%
2,000,000	City of Richmond Public Utility Revenue, Advance Refunding Revenue Bonds, Series B, 2.35%, 01/15/27	2,141,140
Principal Amount		Value
Virginia (continued)
$2,250,000	City of Richmond Public Utility Revenue, Advance Refunding Revenue Bonds, Series B, 2.45%, 01/15/28	$2,404,980
2,955,000	City of Richmond Public Utility Revenue, Sewer Improvement Revenue Bonds, Series A, 5.00%, 01/15/34	3,916,616
2,300,000	City of Richmond Public Utility Revenue, Sewer Improvement Revenue Bonds, Series A, 5.00%, 01/15/35	3,039,749
4,110,000	City of Suffolk Public Improvements GO, 5.00%, 02/01/26(a)	4,157,964
1,600,000	City of Virginia Beach Current Refunding GO, Series B, (State Aid Withholding), 5.00%, 07/15/26	2,002,416
5,175,000	City of Virginia Beach Public Improvements GO, Series A, (State Aid Withholding), 5.00%, 07/15/26	6,476,564
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B (State Aid Withholding), 5.00%, 06/01/28	8,978,263
3,815,000	Commonwealth of Virginia University and College Improvements GO, Series A, 5.00%, 06/01/22	4,101,430
3,865,000	Commonwealth of Virginia University and College Improvements GO, Series A, 5.00%, 06/01/27	4,843,425
7,000,000	Country of Fairfax Public Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/22	7,633,500
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/27	6,381,500
2,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/28	2,535,180

128

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Virginia (continued)
$7,965,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding), 5.00%, 10/01/29	$10,084,009
2,660,000	County of Arlington Public Improvements GO, 5.00%, 08/15/31	3,476,567
3,270,000	County of Chesterfield School Improvements GO, Series A, (State Aid Withholding), 5.00%, 01/01/27	4,155,908
2,715,000	County of Fairfax, 5.00%, 10/01/25	3,336,545
2,160,000	County of Fairfax Sewer Improvement Revenue Bonds, 5.00%, 07/15/22(a)	2,232,641
7,530,000	County of Loudoun Public Facilities GO, Series A, (State Aid Withholding), 5.00%, 12/01/26	9,547,739
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	1,380,354
1,635,000	Virginia College Building Authority, 5.00%, 09/01/21	1,640,853
10,000,000	Virginia College Building Authority Advance Refunding Revenue Bonds, 5.00%, 02/01/27	12,661,300
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A, 5.00%, 09/01/28	1,247,190
5,285,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series B, 5.00%, 02/01/24	6,093,658
2,800,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series B, 5.00%, 02/01/25	3,354,316
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A, 5.00%, 02/01/27(a)	575,990
Principal Amount		Value
Virginia (continued)
$6,000,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, 5.00%, 09/15/29	$7,630,860
2,600,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A, 5.00%, 05/15/23	2,906,644
5,375,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A, 5.00%, 05/15/28	6,934,825
465,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/21	473,086
2,510,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23	2,786,702
815,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/25	976,753
1,345,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/26	1,664,330
1,230,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/27	1,562,383
2,915,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/28	3,795,126
2,175,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/29	2,886,595
1,250,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/30	1,691,688
3,935,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/32	5,276,166

129

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Virginia (continued)
$4,160,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/33	$5,541,203
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 03/15/23(a)	5,324,550
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds, 5.00%, 05/15/27	6,165,500
6,145,000	Virginia Public Building Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/01/26	7,715,293
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A, 5.00%, 08/01/21	2,552,582
500,000	Virginia Public School Authority Advance Refunding Revenue Bonds, 5.00%, 02/01/26	616,655
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 08/01/24	2,870,224
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 08/01/25	6,071,700
2,790,000	Virginia Public School Authority School Improvement Revenue Bonds, Series A, 5.00%, 10/01/23	3,174,629
2,750,000	Virginia Public School Authority School Improvement Revenue Bonds, Series A, 5.00%, 10/01/26	3,476,798
1,500,000	Virginia Resources Authority Advance Refunding Revenue, 5.00%, 11/01/26	1,893,435
30,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25(a)	35,502
1,120,000	Virginia Resources Authority Refunding Revenue Bonds, 5.00%, 11/01/25	1,329,944
		203,752,970
Principal Amount		Value
Washington — 2.6%
$1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY), 5.00%, 12/01/21	$1,077,716
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY), 5.00%, 12/01/26	1,304,005
2,100,000	City of Seattle Public Improvements GO, Series A, 5.00%, 11/01/24	2,491,797
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds, 5.00%, 01/01/27	1,955,936
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY), 5.00%, 12/01/24	983,045
1,000,000	County of King WA Sewer Advance Refunding Revenue Bonds, 5.00%, 07/01/30	1,260,400
7,000,000	County of King WA Sewer Revenue Sewer Improvement Revenue Bonds, Series B, 5.00%, 07/01/29	9,112,460
10,000,000	Energy Northwest Advance Refunding Revenue Bonds, 5.00%, 07/01/27	12,439,300
3,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	3,617,160
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	4,185,090
1,035,000	King County Refunding GO, 5.00%, 07/01/25	1,233,347
5,395,000	King County Refunding GO, 5.00%, 07/01/26	6,406,401
9,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY), 5.00%, 12/01/32	11,308,050
3,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY), 5.00%, 12/01/33	3,754,860

130

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Washington (continued)
$1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY), 5.00%, 12/01/24	$1,399,716
2,995,000	Pierce County School District No 10 Tacoma Current Refunding GO, (School Board GTY), 5.00%, 12/01/26	3,668,216
1,000,000	Pierce County School District No 402 Franklin Pierce School Improvements GO, (School Board GTY), 5.00%, 12/01/30	1,265,750
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds, 5.00%, 02/01/27	893,655
5,000,000	Port of Seattle Refunding GO, 5.00%, 06/01/24	5,836,000
1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY), 5.00%, 12/01/23	1,278,659
750,000	Snohomish County Public Utility District No 1 Current Refunding Revenue Bonds, Series A, 5.00%, 12/01/23	857,490
750,000	Snohomish County Public Utility District No 1 Current Refunding Revenue Bonds, Series A, 5.00%, 12/01/24	890,993
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY), 5.00%, 12/01/25	5,820,400
360,000	Spokane County School District No 354 Mead School Improvement GO, (School Board GTY), 5.00%, 12/01/22	394,877
3,195,000	State of Washington Public Improvements GO, Series B, 5.00%, 08/01/27	4,011,450
5,475,000	State of Washington Public Improvements GO, Series C, 5.00%, 02/01/30	6,502,767
800,000	State of Washington Refunding GO, Series R-2012C, 5.00%, 07/01/23	862,784
Principal Amount		Value
Washington (continued)
$2,315,000	State of Washington School Improvements GO, Series C, 5.00%, 02/01/27	$2,934,332
3,100,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, Series C, 5.00%, 06/01/29	3,863,406
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY), 5.00%, 12/01/24	5,260,797
		106,870,859
Wisconsin — 1.7%
9,140,000	State of Wisconsin Advance Refunding GO, Series 3, 5.00%, 11/01/28	11,576,998
4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, 5.00%, 06/01/29(a)	5,476,346
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, Series 1, 5.00%, 06/01/23	1,120,050
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Refunding Revenue Bonds, Series 1, 5.00%, 06/01/26(a)	1,120,050
14,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/29	17,630,900
10,465,000	State of Wisconsin Environmental Improvement Fund Revenue, Green Bond, Series A, 5.00%, 06/01/35	13,584,931
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B, 5.00%, 05/01/27	1,483,404
3,205,000	State of Wisconsin Public Improvements GO, Series B, 5.00%, 05/01/30(a)	3,432,459
1,900,000	State of Wisconsin Refunding Bonds GO, Series 3, 5.00%, 11/01/25	2,079,930

131

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
Wisconsin (continued)
$1,000,000	State of Wisconsin Refunding GO, Series 1, 5.00%, 05/01/24	$1,118,270
2,770,000	State of Wisconsin Refunding GO, Series 2, 5.00%, 11/01/26	3,489,092
860,000	State of Wisconsin Refunding Notes GO, Series A, 5.00%, 05/01/28	1,028,964
5,000,000	Wisconsin Department of Transportation, 1.01%, 07/01/26	5,019,700
2,250,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds, Series A, 5.13%, 04/15/31(a)	2,507,760
		70,668,854
Total Municipal Bonds (Cost $3,748,331,128)		3,878,958,402

CORPORATE BONDS — 2.3%
United States — 2.3%
4,500,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,384,540
5,000,000	Ascension Health, Series B, 2.53%, 11/15/29	5,299,116
3,000,000	BayCare Health System, Inc., Series 2020, 2.61%, 11/15/22	3,130,706
2,000,000	BayCare Health System, Inc., Series 2020, 2.70%, 11/15/23	2,109,360
1,750,000	Bon Secours Mercy Health, Inc., 1.35%, 06/01/25	1,756,474
8,000,000	Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 1.91%, 09/01/30	8,149,526
12,000,000	Children’s Hospital, Series 2020, 2.93%, 07/15/50	11,134,407
7,500,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/01/30	7,353,593
5,000,000	Leland Stanford Junior University (The), 1.29%, 06/01/27	5,049,406
3,000,000	Orlando Health Obligated Group, 2.89%, 10/01/35	2,958,056
Principal Amount		Value
United States (continued)
$5,750,000	PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	$5,816,144
1,000,000	Smithsonian Institution, 1.77%, 09/01/28	994,493
4,530,000	Smithsonian Institution, 2.65%, 09/01/39	4,502,964
5,000,000	Stanford Health Care, Series 2020, 3.31%, 08/15/30	5,600,748
16,000,000	Yale University, Series 2020, 0.87%, 04/15/25	16,135,830
12,550,000	Yale University, Series 2020, 1.48%, 04/15/30	12,585,830

Total Corporate Bonds (Cost $97,260,288)		96,961,193

U.S. GOVERNMENT SECURITIES — 4.3%
U.S. Treasury Notes — 4.3%
100,000,000	1.50%, 03/31/23	103,195,312
46,000,000	2.25%, 01/31/24	49,018,750
27,340,000	2.00%, 02/15/25	29,296,519

Total U.S. Government Securities (Cost $174,628,632)		181,510,581

Shares
INVESTMENT COMPANY — 2.0%
85,431,086	SEI Daily Income Trust Government II Fund - Class A, 0.01%(d)	85,431,086
Total Investment Company (Cost $85,431,086)		85,431,086
TOTAL INVESTMENTS — 101.0% (Cost $4,105,651,134)		$4,242,861,262
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(41,222,086)
NET ASSETS — 100.0%		$4,201,639,176

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2020.

132

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

(c)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	The rate shown represents the current yield as of October 31, 2020.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligation

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guarantee

Q-SBLF — Qualified-School Board Loan Fund

133

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	October 31, 2020

Principal Amount		Value
MUNICIPAL BONDS — 88.2%
California — 88.2%
$1,000,000	Abag Finance Authority for Nonprofit Corps Odd fellows Home CA Refunding Revenue Bonds, Series A, 5.00%, 04/01/23	$1,102,860
175,000	Alameda County Joint Powers Authority Refunding Revenue Bonds, 5.00%, 12/01/20	175,655
635,000	Anaheim Housing & Public Improvements Authority Pre-refunding Revenue Bonds, 5.00%, 10/01/41(a)	662,254
250,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4, 5.00%, 04/01/38(a)	278,655
6,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4, 5.00%, 04/01/43(a)	6,687,720
24,695,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4, 5.25%, 04/01/48(a)	27,673,958
100,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds, 5.00%, 04/01/22	106,687
125,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds, 5.00%, 04/01/23	139,101
6,000,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds, 2.00%, 04/01/53(b)	6,211,260
150,000	Cabrillo Community College District Refunding GO, 5.00%, 08/01/23(a)	162,504
100,000	Cabrillo Community College District Refunding GO, 5.00%, 08/01/24(a)	108,336
930,000	Cabrillo Community College District Refunding GO, 5.00%, 08/01/27(a)	1,007,525
Principal Amount		Value
California (continued)
$500,000	California Educational Facilities Authority Advance Refunding Revenue Bonds, 5.00%, 01/01/27	$610,380
1,550,000	California Educational Facilities Authority Refunding Revenue Bonds, 5.00%, 10/01/23	1,761,482
275,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/15/22	300,649
1,000,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/01/23	1,132,140
100,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds, 5.00%, 11/15/25	122,436
1,565,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bond, Series A-1, 5.00%, 04/01/33	2,220,031
125,000	California Infrastructure & Economic Development Bank University & College Improvements Revenue Bonds, 5.00%, 05/15/23	139,170
5,725,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond, 5.00%, 10/01/35	7,304,241
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond, 5.00%, 10/01/22	163,636
250,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond, 5.00%, 10/01/23	284,310
100,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond, 5.00%, 10/01/23	113,724
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond, 5.00%, 10/01/26	189,543

134

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
California (continued)
$100,000	California Municipal Finance Authority Advance Refunding Anaheim Water System Project Revenue Bonds,{br}Series A, 5.00%, 10/01/24	$118,622
100,000	California Municipal Finance Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/23	113,036
405,000	California Municipal Finance Authority Pre-refunding Revenue Bonds, 6.35%, 12/01/31(a)	406,940
415,000	California Municipal Finance Authority Pre-refunding Revenue Bonds, 6.80%, 12/01/36(a)	417,129
160,000	California Municipal Finance Authority Retirement Facilities California Armenian Home Project Revenue Bonds, 5.00%, 05/15/22	170,499
100,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds, 5.00%, 04/01/23	110,337
125,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds, 5.00%, 04/01/24	143,065
645,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds, 4.00%, 07/01/23	701,508
670,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds, 4.00%, 07/01/24	749,516
4,770,000	California State Current Refunding GO, 5.00%, 08/01/27	5,658,794
250,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C, 5.00%, 11/01/23	284,235
Principal Amount		Value
California (continued)
$460,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C, 5.00%, 11/01/24	$543,209
100,000	California State Public Works Board Correctional Facilities Improvements, Series A, 5.00%, 11/01/25	122,249
150,000	California State Public Works Board Public Improvements Revenue Bonds, Series G, 5.00%, 11/01/22	164,261
325,000	California State Public Works Board Refunding Revenue Bonds, Series F, 5.00%, 05/01/26	389,493
100,000	California State Public Works Board, Advance Refunding Revenue Bonds, 5.00%, 11/01/26	125,624
250,000	California State University & College Improvements Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/23	285,203
1,785,000	California State University & College Improvements Revenue Bonds, Series A, 5.00%, 11/01/24	2,116,475
1,000,000	California State University Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/24(a)	1,094,020
250,000	California State University Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/25	296,425
120,000	California State University Current Refunding Revenue Bonds, Series C, 5.00%, 11/01/21	125,744
150,000	California Statewide Communities Development Authority, 5.00%, 08/15/23	169,107
150,000	California Statewide Communities Development Authority Advance Refunding Revenue Bonds, 5.00%, 08/15/25	182,156

135

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
California (continued)
$745,000	California Statewide Communities Development Authority Current Refunding Revenue Bonds, 4.00%, 11/15/25	$863,068
100,000	California Statewide Communities Development Authority Nursing Homes Retirement Facilities Revenue Bonds, 5.00%, 07/01/28	127,810
5,000,000	Carlsbad Unified School District School Improvements GO, Series B, 6.00%, 05/01/34	5,947,600
885,000	Chabot-Las Positas Community College District Refunding GO, 5.00%, 08/01/25	997,731
325,000	City & County of San Francisco CA Public Improvements GO, Series B, 5.00%, 06/15/22	350,165
100,000	City & County of San Francisco CA Refunding COP, 5.00%, 04/01/21	101,879
150,000	City & County of San Francisco CA Refunding COP, 5.00%, 04/01/23	166,690
2,500,000	City & County of San Francisco CA Refunding Public Improvements COP, 5.00%, 04/01/23	2,771,775
100,000	City of Los Angeles CA Wastewater System Revenue Advance Refunding Revenue Bonds, Subseries A, 5.00%, 06/01/24	116,681
2,550,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A, 5.00%, 06/01/25	2,855,974
1,800,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A, 5.00%, 06/01/27	2,012,022
7,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/40	9,321,750
Principal Amount		Value
California (continued)
$850,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series B, 5.00%, 05/15/31	$1,116,373
3,645,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C, 5.00%, 05/15/23	4,054,297
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C, 5.00%, 05/15/24	1,731,120
200,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds, 5.00%, 05/15/24	230,816
100,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds, 5.00%, 05/15/25	119,258
275,000	City of Palo Alto CA Parking Facility Improvement COP, Series A, 5.00%, 11/01/23	313,987
150,000	City of Palo Alto CA Parking Facility Improvement COP, Series A, 5.00%, 11/01/24	178,052
200,000	City of Palo Alto CA Parking Facility Improvement COP, Series A, 5.00%, 11/01/25	246,054
100,000	City of Roseville CA Water Utility Revenue Advance Refunding COP, 5.00%, 12/01/23	114,564
150,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds, 5.00%, 09/01/25	184,041
165,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds, 5.00%, 09/01/26	208,481
100,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Green Bond, Series D, 5.00%, 11/01/26	126,701

136

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
California (continued)
$1,900,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Revenue Bonds, 5.00%, 11/01/28	$2,283,591
550,000	Contra Costa Community College District University & College Improvements GO, Series B2, 5.00%, 08/01/27	712,607
330,000	Contra Costa Transportation Authority Advance Refunding Revenue Bonds, Series A, 4.00%, 03/01/23	357,816
275,000	Contra Costa Water District Refunding Revenue Bonds, Series T, 5.00%, 10/01/25	325,974
425,000	County of Marin CA Advance Refunding Public Improvements, 5.00%, 11/01/26	522,627
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D, 5.00%, 07/01/23	250,256
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D, 5.00%, 07/01/26	273,310
100,000	County of San Diego CA Refunding COP, Series A, 5.00%, 10/15/25	118,455
100,000	Cucamonga Valley Water District Financing Authority Current Refunding Revenue Bonds, 5.00%, 09/01/24	118,235
1,445,000	Desert Community College District Refunding GO, 5.00%, 08/01/26	1,821,740
200,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/22	215,082
300,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A, 5.00%, 06/01/23	336,657
Principal Amount		Value
California (continued)
$225,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/24	$263,059
150,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/25	182,247
1,500,000	Eastern Municipal Water District Financing Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/36	2,001,735
1,000,000	Eastern Municipal Water District Financing Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/37	1,329,360
805,000	Garden Grove Unified School District School Improvements GO, Series C, 5.00%, 08/01/30(a)	909,747
275,000	Gilroy School Facilities Financing Authority Refunding Revenue Bonds, Series A, 4.00%, 08/01/42(a)	303,267
2,000,000	Los Angeles Community College District/CA Advance Refunding GO, 1.17%, 08/01/26	1,998,540
200,000	Los Angeles Community College District/CA Refunding GO, Series A, 5.00%, 08/01/25	234,956
1,100,000	Los Angeles Community College District/CA Refunding GO, Series A, 5.00%, 08/01/29	1,284,195
1,000,000	Los Angeles Community College District/CA University & College Improvements GO, Series 2008-F, 5.00%, 08/01/24	1,129,150
850,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Senior Series B, 5.00%, 07/01/25	955,502

137

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
California (continued)
$3,000,000	Los Angeles County Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 07/01/23	$3,374,910
100,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	112,497
125,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	146,424
120,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/25	140,471
250,000	Los Angeles County Metropolitan Transportation Authority Green Bond, Series A, 5.00%, 07/01/22	269,497
800,000	Los Angeles County Metropolitan Transportation Authority Green Bond, Series A, 5.00%, 07/01/23	899,976
125,000	Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds, 5.00%, 07/01/21	128,894
275,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.00%, 07/01/24	322,132
1,125,000	Los Angeles Department of Water & Power Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/39	1,470,049
2,065,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	2,274,432
250,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/23	281,243
Principal Amount		Value
California (continued)
$150,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/22	$157,647
450,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/23	494,087
600,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/24	686,784
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/24	5,856,950
330,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D, 5.00%, 07/01/21	340,326
1,425,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D, 5.00%, 07/01/22	1,536,634
100,000	Los Angeles Department of Water & Power Power System Revenue Electricity Light & Power Improvements Revenue Bonds, Series C, 5.00%, 07/01/22	107,834
195,000	Los Angeles Department of Water & Power Power System Revenue Unrefunded Revenue Bonds, Series A, 5.00%, 07/01/22	201,088
200,000	Los Angeles Department of Water Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	253,952
200,000	Los Angeles Department of Water Water Utility Improvements Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/28	265,076

138

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
California (continued)
$1,800,000	Los Rios Community College District Refunding GO, 5.00%, 08/01/27	$1,944,990
175,000	Marin Community College District Advance Refunding GO, 5.00%, 08/01/23	197,858
275,000	Mount San Antonio Community College District University & College Improvements GO, Series 2018-A, 5.00%, 08/01/27	356,304
1,100,000	Mount San Jacinto Community College District University & College Improvements GO, Series 2014-A, 5.00%, 08/01/28	1,325,995
2,000,000	Municipal Improvement Corp. of Los Angeles Refunding Revenue Bonds, Series A, 5.00%, 11/01/24	2,314,680
325,000	Nevada County Finance Authority Revenue Bonds, 4.00%, 10/01/22	348,481
450,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	485,721
125,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	146,824
210,000	Northern California Transmission Agency California-Oregon Project Advance Refunding Revenue Bonds, 5.00%, 05/01/26	257,811
160,000	Ohlone Community College District Advance Refunding GO, 5.00%, 08/01/24	188,555
100,000	Orange County Sanitation District Advance Refunding Revenue Bonds, 5.00%, 02/01/26	124,270
3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A, 5.00%, 02/01/34	3,496,260
Principal Amount		Value
California (continued)
$150,000	Orange County Sanitation District Current Refunding Revenue Bonds, Series A, 5.00%, 02/01/27	$191,609
100,000	Orange County Water District Advance Refunding Revenue Bonds, Series A, 5.00%, 08/15/27	127,972
475,000	Orange County Water District Repayment Of Bank Loan Revenue Bonds, Series C, 5.00%, 08/15/25	582,383
100,000	Palomar Community College District University & College Improvements GO, Series 2006-D, 5.00%, 08/01/22	108,336
200,000	Placer County Water Agency Current Refunding COP, 5.00%, 07/01/22	215,528
150,000	Regents of the University of California Medical Center Pooled Revenue Advance Refunding Revenue Bonds, Series L, 5.00%, 05/15/23	167,166
1,145,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L, 5.00%, 05/15/24	1,324,914
1,320,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J, 5.00%, 05/15/24(a)	1,473,608
6,150,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J, 5.25%, 05/15/27(a)	6,904,359
1,100,000	Rio Hondo Community College District/CA Current Refunding GO, Series B, 5.00%, 08/01/24	1,296,317
675,000	Rio Hondo Community College District/CA Current Refunding GO, Series B, 5.00%, 08/01/25	825,734

139

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
California (continued)
$870,000	Riverside County Transportation Commission Pre-refunding Refunding Notes Highway Improvements, Series A, 5.25%, 06/01/24(a)	$982,187
200,000	Sacramento County Sanitation Districts Financing Authority Current Refunding Revenue Bonds, 5.00%, 08/01/25	244,662
3,000,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Series A, 5.00%, 08/15/49(b)	3,320,700
5,250,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub- Series B, 5.00%, 08/15/49(b)	6,189,907
275,000	Saddleback Valley Unified School District Refunding GO, 5.00%, 08/01/24	310,921
5,000,000	San Bernardino Community College District Advance Refunding GO, 1.61%, 08/01/27	5,115,600
1,000,000	San Diego Community College District Advance Refunding GO, 5.00%, 08/01/28	1,254,250
1,030,000	San Diego Community College District Pre-refunded University & College Improvements GO, 5.00%, 08/01/24(a)	1,067,070
100,000	San Diego County Regional Transportation Commission Sales & Use Tax Refunding Revenue Bonds, Series A, 5.00%, 04/01/25	116,033
7,800,000	San Diego County Water Authority Advance Refunding Revenue Bonds, Series A, 1.33%, 05/01/28	7,776,054
120,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds, 5.00%, 05/01/22	128,572
150,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds, 5.00%, 05/01/23	167,822
Principal Amount		Value
California (continued)
$300,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/01/25	$365,091
1,115,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 08/01/28	1,389,903
300,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/23	338,832
1,000,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Subseries A, 5.00%, 08/01/31(a)	1,082,440
175,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/22	189,870
100,000	San Diego Regional Building Authority County Operation Centre Current Advance Revenue Bonds, Series A, 5.00%, 10/15/23	112,769
1,460,000	San Francisco Bay Area Rapid Transit District Sales Tax Revenue Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	1,749,912
1,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, 5.00%, 08/01/24	1,763,400
2,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series C-1, 5.00%, 08/01/24	2,939,000
1,045,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series C-1, 5.00%, 08/01/25	1,276,697
1,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series C-1, 5.00%, 08/01/28	1,994,550
1,100,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO, Series C-1, 5.00%, 08/01/29	1,493,558

140

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
California (continued)
$500,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A, 5.00%, 05/01/23	$554,635
3,810,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A, 5.00%, 05/01/26	4,661,344
2,400,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, 5.00%, 05/01/24	2,763,144
3,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/29	3,801,060
3,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/21	3,064,920
1,095,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series D, 5.00%, 05/01/26	1,119,243
1,025,000	San Francisco City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series E, 5.00%, 05/01/40	1,227,806
8,000,000	San Francisco City & County Public Utilities Commission Wastewater Revenue Green Bond, Series C, 2.13%, 10/01/48(b)	8,275,840
200,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds, 5.00%, 03/01/23	221,342
Principal Amount		Value
California (continued)
$175,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds, 5.00%, 03/01/26	$214,566
100,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds, 5.00%, 03/01/27	125,694
1,290,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds, 5.00%, 03/01/28	1,418,781
1,165,000	San Joaquin County Transportation Authority Refunding Revenue Bonds, Series A, 5.50%, 03/01/41(a)	1,185,294
830,000	San Jose Evergreen Community College District Advance Refunding GO, 5.00%, 09/01/24	981,002
785,000	San Mateo County Community College District Refunding GO, 5.00%, 09/01/24	853,334
100,000	San Mateo Joint Powers Financing Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/15/24	116,953
100,000	San Mateo Joint Powers Financing Authority Public Improvements Capital Project Revenue Bonds, Series A, 5.00%, 07/15/25	121,196
1,000,000	San Mateo Union High School District Refunding GO, 5.00%, 09/01/27(a)	1,179,580
275,000	San Mateo Union High School District Refunding GO, Series C, 5.00%, 09/01/24	325,377
125,000	San Rafael Joint Powers Financing Authority Green Bonds Public Facilities, 5.00%, 06/01/23	139,759
1,000,000	San Ramon Valley Unified School District/CA School Improvements GO, 5.00%, 08/01/24	1,174,370
750,000	San Ramon Valley Unified School District/CA School Improvements GO, 5.00%, 08/01/25	913,515

141

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
California (continued)
$100,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A, 5.00%, 04/01/22	$106,745
125,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A, 5.00%, 04/01/26	155,015
300,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A, 5.00%, 04/01/27	381,951
250,000	Santa Clara Unified School District Advance Refunding GO, 5.00%, 07/01/22	269,845
350,000	Santa Clara Unified School District Advance Refunding GO, 5.00%, 07/01/23	394,040
100,000	Santa Clara Unified School District Advance Refunding GO, 5.00%, 07/01/25	117,179
245,000	Santa Clara Unified School District School Improvements GO, 5.00%, 07/01/27	307,713
175,000	Santa Clara Valley Water District Current Refunding COP, Series A, 5.00%, 02/01/23	193,846
1,540,000	Santa Clarita Community College District Refunding GO, 5.00%, 08/01/24	1,741,155
100,000	Santa Clarita Community College District University & College Improvements GO, 5.00%, 08/01/26	126,072
150,000	Santa Monica Public Financing Authority Current Refunding Revenue Bonds, 5.00%, 07/01/25	182,949
100,000	Southern California Public Power Authority Advance Refunding Revenue Bonds, Series C, 5.00%, 07/01/25	119,158
225,000	Southern California Public Power Authority Electricity Light & Power Improvements Mead- Pheonix Project Revenue Bonds, 5.00%, 07/01/26	277,893
Principal Amount		Value
California (continued)
$100,000	State of California (Other Revenue LOC) Advance Refunding GO, 5.00%, 09/01/22	$108,599
125,000	State of California Advance Refunding GO, 5.00%, 11/01/23	142,480
325,000	State of California Advance Refunding GO, 5.00%, 09/01/25	396,308
1,155,000	State of California Advance Refunding GO, 5.00%, 08/01/26	1,444,940
200,000	State of California Advance Refunding GO, 5.00%, 09/01/26	250,738
1,345,000	State of California Advance Refunding GO, Series B, 5.00%, 09/01/23	1,522,701
3,310,000	State of California Current Refunding GO, 5.00%, 08/01/24	3,881,769
2,000,000	State of California Current Refunding GO, 5.00%, 10/01/25	2,445,800
2,355,000	State of California Current Refunding GO, 5.00%, 08/01/26	2,946,176
125,000	State of California Current Refunding GO, 5.00%, 02/01/22	132,340
1,000,000	State of California Current Refunding GO, 5.00%, 10/01/25	1,178,930
6,065,000	State of California Current Refunding GO, 5.00%, 10/01/26	7,124,374
5,000,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, 1.79%, 12/01/35	4,776,100
200,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX, 5.00%, 12/01/21	210,286
1,000,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX, 5.00%, 12/01/25	1,235,530

142

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
California (continued)
$150,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds, 5.00%, 12/01/22	$164,762
100,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds, 5.00%, 12/01/24	119,157
1,300,000	State of California Department of Water Resources Power Supply Revenue Advance Refunding Revenue Bonds, Series O, 5.00%, 05/01/22	1,393,067
100,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N, 5.00%, 05/01/21	102,406
80,000	State of California Department of Water Resources Pre-refunded Water Utility Improvements Refunding Revenue Bonds, Series AQ, 4.00%, 12/01/30(a)	87,747
300,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AS, 5.00%, 12/01/25	357,471
125,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AV, 5.00%, 12/01/27	156,879
1,000,000	State of California Multi Utility Improvements GO, 5.00%, 10/01/25	1,222,900
1,500,000	State of California Refunding GO, 5.00%, 04/01/24	1,736,610
5,740,000	State of California Water Utility Improvements GO, 5.00%, 11/01/29	7,685,229
550,000	Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/25	655,369
3,000,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AJ, 4.60%, 05/15/31	3,562,620
Principal Amount		Value
California (continued)
$13,915,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AK, 5.00%, 05/15/48(b)	$15,556,135
1,955,000	University of California Advance Refunding Revenue Bonds, Series AY, 5.00%, 05/15/24	2,274,897
995,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF, 5.00%, 05/15/24(a)	1,112,131
1,270,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF, 5.00%, 05/15/26(a)	1,419,504
3,235,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF, 5.00%, 05/15/30(a)	3,615,824
1,000,000	University of California Current Revenue Bonds, Series I, 5.00%, 05/15/23	1,116,590
1,575,000	University of California Pre-refunded Limited Project Current Refunding Revenue Bonds, Series G, 5.00%, 05/15/30(a)	1,689,424
200,000	University of California University & College Improvements Refunding Revenue Bonds, Series BB, 5.00%, 05/15/25	241,702
100,000	University of California University & College Improvements Revenue Bonds, Series AM, 5.00%, 05/15/26	116,171
2,500,000	University of California University & College Improvements Revenue Bonds, Series BE, 5.00%, 05/15/33	3,348,450
7,500,000	University of California University & College Improvements Revenue Bonds, Series BG, 1.61%, 05/15/30	7,340,700
130,000	University of California Unrefunded Limited Project Current Refunding Revenue Bonds, Series G, 5.00%, 05/15/23	139,236

143

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
California (continued)
$550,000	Upper Santa Clara Valley Joint Powers Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 08/01/40	$694,820
1,000,000	Upper Santa Clara Valley Joint Powers Authority Water Utility Improvements Revenue Bonds, Series A, 4.00%, 08/01/45	1,115,950
125,000	Ventura County Community College District Advance Refunding GO, 5.00%, 08/01/24	147,309
1,645,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 1.32%, 11/01/25	1,671,007
2,295,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 1.54%, 11/01/26	2,321,232
2,000,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 1.74%, 11/01/27	2,022,380
3,970,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 1.96%, 11/01/28	4,017,759
425,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 5.00%, 11/01/24	504,853
460,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds, 5.00%, 11/01/26	582,204
100,000	Walnut Energy Center Authority Current Refunding Revenue Bonds, 5.00%, 01/01/23	110,279
250,000	West Valley-Mission Community College District Current Refunding GO, Series A, 5.00%, 08/01/27	324,297
1,100,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/36	1,465,541
Principal Amount		Value
California (continued)
$1,000,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/37	$1,327,400
1,000,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/38	1,318,460
1,300,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/39	1,708,239
1,100,000	Western Municipal Water District Facilities Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 10/01/40	1,437,172
100,000	William S Hart Union High School District Advance Refunding GO, 5.00%, 08/01/24	117,560
125,000	Yosemite Community College District Current Refunding GO, 5.00%, 08/01/25	151,399

Total Municipal Bonds (Cost $343,400,543)		353,289,508

CORPORATE BONDS — 0.6%
United States — 0.6%
2,000,000	Stanford Health Care, Series 2020, 3.31%, 08/15/30	2,240,299
Total Corporate Bonds (Cost $2,000,000)		2,240,299

U.S. GOVERNMENT SECURITIES — 8.2%
U.S. Treasury Notes — 8.2%
30,770,000	2.00%, 02/15/25	32,971,978
Total U.S. Government Securities (Cost $31,272,020)		32,971,978

144

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Shares		Value
INVESTMENT COMPANY — 2.4%
9,527,349	SEI Daily Income Trust Government II Fund - Class A, 0.01%(c)	$9,527,349
Total Investment Company (Cost $9,527,349)		9,527,349
TOTAL INVESTMENTS — 99.4% (Cost $386,199,912)		$398,029,134
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		2,338,324
NET ASSETS — 100.0%		$400,367,458

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2020.
(c)	The rate shown represents the current yield as of October 31, 2020.

The following abbreviations are used in the report:

COP — Certificates of Participation

GO — General Obligation

145

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	October 31, 2020

Principal Amount		Value
MUNICIPAL BONDS — 88.9%
New York — 88.9%
$2,000,000	Battery Park City Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/25	2,283,540
100,000	Build NYC Resource Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/01/24	117,032
1,110,000	City of New York Public Improvements GO, Series 2018-1, 5.00%, 08/01/25	1,334,009
225,000	City of New York Advance Refunding GO, Series 2015-A, 5.00%, 08/01/24	261,763
2,520,000	City of New York Advance Refunding GO, Series A, 5.00%, 08/01/26	3,102,876
150,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	161,846
350,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/22	377,639
200,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/23	224,248
875,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/23	981,085
1,515,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/27	1,772,232
100,000	City of New York Advance Refunding GO, Series C, 5.00%, 08/01/28	122,923
125,000	City of New York Advance Refunding GO, Series D, 5.00%, 08/01/24	145,424
100,000	City of New York Advance Refunding GO, Series E, 5.00%, 08/01/24	116,339
4,500,000	City of New York Current Refunding GO, Series 2019-A, 5.00%, 08/01/25	5,408,145
1,250,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/25	1,502,262
Principal Amount		Value
New York (continued)
$24,000,000	City of New York Current Refunding GO, Series C-1, 5.00%, 08/01/26	29,551,200
4,250,000	City of New York Current Refunding GO, Series E, 5.00%, 08/01/24	4,944,408
225,000	City of New York Public Improvements GO, Series 1, 5.00%, 08/01/21	232,787
255,000	City of New York Public Improvements GO, Series 1, 5.00%, 08/01/23	285,916
1,000,000	City of New York Public Improvements GO, Sub-Series D-3, 5.00%, 08/01/38(a)(b)	1,110,640
1,500,000	City of New York Public Improvements GO, Subseries F-1, 5.00%, 04/01/43	1,774,350
200,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 04/01/23	221,334
100,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 03/01/24	109,788
4,775,000	City of New York Public Improvements GO, Sub-Series F-1, 5.00%, 03/01/28	5,231,872
100,000	City of New York Public Improvements GO, Sub-Series F-3, 5.00%, 12/01/23(b)	113,572
200,000	City of New York Public Improvements GO, Sub-Series F-3, 5.00%, 12/01/25(b)	242,828
1,500,000	City of New York Public Improvements GO, Sub-Series H-A, 5.00%, 01/01/25(b)	1,768,290
1,325,000	City of New York Public Improvements GO, Sub-Series I-1, 5.00%, 03/01/25	1,504,908

146

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$3,000,000	City of New York Public Improvements GO, Sub-Series I-1, 5.00%, 03/01/26	3,406,260
275,000	City of New York Refunding Cash Flow Management GO Notes, Series 1, 5.00%, 08/01/22(b)	296,717
300,000	City of New York Refunding GO, Series B, 5.00%, 08/01/25	360,543
400,000	City of New York Refunding GO, Series C, 5.00%, 08/01/27	481,580
200,000	City of New York Refunding GO, Series D, 5.00%, 08/01/22	215,794
100,000	City of New York Refunding GO, Series F, 5.00%, 08/01/29	105,196
10,410,000	City of New York Refunding GO, Series F, 5.00%, 08/01/30	10,949,550
1,035,000	City of New York Refunding GO, Series H, 5.00%, 08/01/22	1,116,734
500,000	City of New York Refunding GO, Series J, 5.00%, 08/01/25	556,695
150,000	City of New York Refunding GO, Series J, 5.00%, 08/01/22	161,845
325,000	City of New York Refunding GO, Series J, 5.00%, 08/01/24	378,102
100,000	City of New York Refunding GO, Sub-Series H-3, 5.00%, 08/01/23(b)	112,124
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 07/01/21	361,046
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 07/01/22	377,664
100,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 07/01/23	112,554
Principal Amount		Value
New York (continued)
$110,000	County of Westchester NY Sewer Improvements GO, Series C, 5.00%, 07/01/22	118,694
375,000	Erie County Fiscal Stability Authority Advance Refunding Revenue Bonds, 5.00%, 09/01/22	407,749
150,000	Erie County Fiscal Stability Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/22	159,779
300,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/23	333,810
125,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/24	144,620
100,000	Erie County Industrial Development Agency (The) Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/21	102,341
100,000	Erie County Industrial Development Agency (The) School Improvements City School District of the City of Buffalo Project Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/22	102,341
1,200,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, 5.00%, 09/01/35	1,503,312
500,000	Long Island Power Authority Electric System General Revenue Bonds, 5.00%, 09/01/25	610,245
4,000,000	Long Island Power Authority Refunding Revenue Bonds, Series B, 5.00%, 09/01/25	4,309,920
2,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/26	2,402,780

147

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$900,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 11/15/25	962,226
125,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series D, 5.00%, 11/15/24	132,139
100,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series F, 5.00%, 11/15/23	104,427
700,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/23	721,119
2,225,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D, 5.00%, 11/15/28	2,284,341
205,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/25	211,023
1,500,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F, 5.00%, 11/15/30	1,538,865
370,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, 5.00%, 11/15/26	399,715
1,500,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, 5.00%, 11/15/48(a)	1,567,275
150,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Series A2, 5.00%, 11/15/25	160,371
2,570,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, 5.00%, 11/15/23	2,859,896
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, 5.00%, 11/15/27	305,775
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series C-1, 5.00%, 11/15/23	261,068
Principal Amount		Value
New York (continued)
$375,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Sub-Series B-2, 5.00%, 11/15/26	450,521
150,000	Metropolitan Transportation Authority Prerefunded Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/25(c)	177,977
1,600,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 11/15/25	1,717,072
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A, 5.00%, 11/15/29	2,659,850
525,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2, 5.00%, 11/15/48(a)	544,782
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series B-1, 5.00%, 11/15/29(b)	2,734,850
100,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/23(b)	102,963
8,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1, 5.00%, 11/01/27(b)	8,219,920
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series B, 5.00%, 11/15/20	150,146
100,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C, 5.00%, 11/15/22	103,059
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1, 5.00%, 11/15/25	159,420
375,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds, 5.00%, 11/15/22	386,471

148

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$600,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds, 5.00%, 11/15/23	626,562
100,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds, 5.00%, 11/15/26	108,031
100,000	Monroe County Industrial Development Agency School Improvements Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/24	115,507
300,000	Nassau County Sewer & Storm Water Finance Authority Refunding Revenue Bonds, Series A, 5.00%, 10/01/24	355,095
2,500,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, 1.75%, 05/01/59(a)	2,527,525
3,000,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series L, 2.75%, 05/01/50(a)	3,124,800
250,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/23	281,410
100,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/25	120,793
1,035,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	1,283,928
Principal Amount		Value
New York (continued)
$300,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/23	337,692
100,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding), 5.00%, 07/15/24	116,836
150,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/25	178,641
125,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/26	152,463
8,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/28	8,604,000
1,075,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-2A, (State Aid Withholding), 5.00%, 07/15/25	1,298,525
125,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding), 5.00%, 07/15/23	140,705
250,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding), 5.00%, 07/15/24	292,090

149

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$100,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/23	112,564
525,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/24	613,389
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/25	2,415,860
150,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding), 5.00%, 07/15/27	190,211
2,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series S1, (State Aid Withholding), 5.00%, 07/15/30	2,660,400
1,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series- S1, (State Aid Withholding), 5.00%, 07/15/22	1,079,280
330,000	New York City Transitional Finance Authority Building Aid Revenue Unrefunded Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding), 5.00%, 07/15/22	356,162
475,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C, 5.00%, 11/01/23	540,507
Principal Amount		Value
New York (continued)
$250,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C, 5.00%, 11/01/24	295,005
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 08/01/23	112,650
4,375,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 08/01/24	5,114,681
3,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, 5.00%, 02/01/30	3,722,040
225,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series B-1, 5.00%, 08/01/26	278,609
150,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series F-1, 5.00%, 05/01/23	167,262
200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI, 5.00%, 08/01/25	233,652
190,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI, 5.00%, 08/01/29	220,430
2,650,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series I, 5.00%, 05/01/26	2,950,748
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Unrefunded Revenue Bonds, 5.00%, 11/01/25	115,734

150

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$150,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub- Series B, 5.00%, 11/01/21	156,995
5,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series C, 5.00%, 11/01/23	5,689,550
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 08/01/28	239,430
5,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, 5.00%, 05/01/34	6,471,000
4,575,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds, Sub-Series B-1, 5.00%, 11/01/23	5,205,938
670,000	New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Revenue Bonds, Subseries C, 5.00%, 11/01/27	771,130
600,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1, 5.00%, 05/01/23	669,048
300,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1, 5.00%, 05/01/24	347,427
350,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series B-1, 5.00%, 08/01/23	394,275
200,000	New York City Water & Sewer System Current Refunding Revenue, 5.00%, 06/15/24	233,400
1,825,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series AA, 5.00%, 06/15/26	2,272,125
Principal Amount		Value
New York (continued)
$2,000,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series CC, 5.00%, 06/15/25	2,419,000
7,500,000	New York City Water & Sewer System Refunding Revenue Bonds, 5.00%, 06/15/28	8,949,750
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series DD-2, 5.00%, 06/15/25	2,289,500
150,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF, 5.00%, 06/15/25	181,425
125,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG, 5.00%, 06/15/25	151,188
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG, 5.00%, 06/15/27	2,388,620
1,040,000	New York City Water & Sewer System Refunding Revenue Bonds, Series HH, 5.00%, 06/15/31	1,069,630
450,000	New York City Water & Sewer System Refunding Revenue Bonds, Sub-Series BB-2, 5.00%, 06/15/29	567,018
4,750,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2, 5.00%, 06/15/25	5,437,563
3,900,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series GG-2, 5.00%, 06/15/26	4,592,367
1,500,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Subseries FF-1, 5.00%, 06/15/49	1,838,805
6,170,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, 5.00%, 02/15/25	7,321,384

151

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$360,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, 5.00%, 02/15/28	450,331
390,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, 5.00%, 07/01/23	433,996
255,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/22	271,261
150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/22	161,751
500,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	586,295
1,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/26	1,253,430
100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D, 5.00%, 02/15/24	114,880
600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D, 5.00%, 02/15/28	736,014
525,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/24	605,052
1,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 03/15/25	1,903,952
5,000,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/50	6,340,400
1,575,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A-2, 5.00%, 07/01/30	2,151,088
Principal Amount		Value
New York (continued)
$650,000	New York State Dormitory Authority Green Bond Revenue Bonds, 5.00%, 07/01/24	762,184
100,000	New York State Dormitory Authority Master BOCES Program Advance Refunding Revenue Bonds, (State Appropriation), 5.00%, 08/15/27	124,197
3,765,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E, 5.00%, 02/15/26	4,449,590
1,455,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E, 5.00%, 02/15/30	1,698,756
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-A, 5.00%, 03/15/24	144,060
150,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 03/15/26	182,186
10,335,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B, 5.00%, 03/15/29	12,365,517
2,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	2,304,960
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	122,712
230,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/27	286,069
350,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/25	415,314
500,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/30	583,765

152

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/26	122,157
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/27	155,851
5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B, 5.00%, 02/15/28	5,869,800
100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/23	109,119
200,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/25	233,542
3,275,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding), 5.00%, 01/15/27	4,016,427
1,925,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/25	2,207,301
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/24	3,342,840
1,600,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/26(c)	1,801,904
5,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 07/01/29	6,452,105
125,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/22	137,140
150,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/24	164,433
Principal Amount		Value
New York (continued)
$1,025,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 02/15/26	1,173,871
4,765,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 12/15/29	5,190,657
350,000	New York State Dormitory Authority Refunding Revenue Bonds, Series C, 5.00%, 03/15/25	402,594
400,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E, 5.00%, 02/15/24	459,520
350,000	New York State Dormitory Authority School Improvements Bidding Group 1 Revenue Bonds, Series C, 5.00%, 03/15/23	387,972
625,000	New York State Dormitory Authority School Improvements Bidding Group 2 Unrefunded Refunding Revenue Bonds, 5.00%, 03/15/24	720,300
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A, 5.00%, 03/15/24	144,060
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A, 5.00%, 03/15/27	156,869
8,050,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A, 5.00%, 03/15/27	10,057,107
100,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series E, 5.00%, 03/15/23	110,849
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A, 5.00%, 02/15/28	3,066,725
5,420,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A, 5.00%, 03/15/23	6,006,661

153

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$1,305,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A, 5.00%, 03/15/24	1,503,986
425,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A, 5.00%, 02/15/26	519,167
355,000	New York State Dormitory Authority Third Generation Resolution State Universal Refunding Revenue Bonds, 5.00%, 05/15/24	378,018
150,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/22	161,829
140,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/24	163,159
100,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	120,521
2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/25	3,043,155
1,025,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 03/15/26	1,172,364
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	2,169,178
200,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A, 5.00%, 07/01/22	215,668
Principal Amount		Value
New York (continued)
$145,000	New York State Dormitory Authority Unrefunded Refunding Revenue Bonds, 5.00%, 07/01/21	145,310
150,000	New York State Dormitory Authority Unrefunded Refunding Revenue Bonds, 5.00%, 08/15/23	150,321
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, 5.00%, 03/15/23	111,099
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series C, 5.00%, 02/15/27	127,093
175,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/22	188,491
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/22	107,709
475,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/27	531,520
6,250,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, 5.00%, 06/15/28	7,249,625
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/15/22	107,709
275,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A, 5.00%, 06/15/24	321,250
125,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/21	128,695
1,485,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A, 5.00%, 06/15/24	1,597,949

154

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/36	1,292,050
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/23	3,367,860
550,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	642,499
4,240,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/27	5,436,613
985,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/24	1,150,657
100,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds, 5.00%, 06/15/23	112,262
605,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds, 5.00%, 06/15/24	706,749
100,000	New York State Thruway Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/22	106,377
375,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series L, 5.00%, 01/01/26	453,750
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A, 5.00%, 04/01/23	160,035
895,000	New York State Thruway Authority Refunding Revenue Bonds, Series I, 5.00%, 01/01/28(c)	944,690
Principal Amount		Value
New York (continued)
$2,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series J, 5.00%, 01/01/27	2,261,080
375,000	New York State Thruway Authority Refunding Revenue Bonds, Series K, 5.00%, 01/01/24	425,464
300,000	New York State Thruway Authority Refunding Revenue Bonds, Series K, 5.00%, 01/01/26	352,980
250,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/23	273,872
125,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/24	141,821
200,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/25	234,870
100,000	New York State Thruway Authority Refunding Revenue Bonds, Series L, 5.00%, 01/01/27	123,738
300,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	345,744
1,925,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27	2,347,788
5,000,000	New York State Urban Development Corp. Civic Convention Center Revenue Bonds, 1.83%, 03/15/29	4,956,850
1,675,000	New York State Urban Development Corp. Civic Convention Center Revenue Bonds, Series A, 5.00%, 03/15/29	2,176,813
1,000,000	New York State Urban Development Corp. Civic Convention Center Revenue Bonds, Series A, 5.00%, 03/15/35	1,282,700

155

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$1,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/27	1,254,950
4,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/28	5,110,560
5,000,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/29	6,497,950
4,500,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/31	5,928,705
4,500,000	New York State Urban Development Corp. Economic Improvements Revenue Bonds, 5.00%, 03/15/32	5,878,440
425,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/22	452,102
100,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/23	110,849
1,050,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/26	1,289,096
1,920,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/28	2,340,557
200,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, Series C, 5.00%, 03/15/23	221,698
225,000	New York State Urban Development Corp. Personal Income Tax Refunding Revenue Bonds, Series A, 5.00%, 03/15/24	259,308
Principal Amount		Value
New York (continued)
$150,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/22	159,565
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/26	122,771
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/27	125,495
200,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/24	230,496
15,000,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds, 5.00%, 03/15/26	17,178,150
150,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/23	152,614
400,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A, 4.00%, 03/15/24	405,160
175,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/23	193,986
5,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/26	5,531,100
3,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/28	3,314,910

156

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$2,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E, 5.00%, 03/15/29	2,209,440
1,190,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, 5.00%, 09/01/25	1,432,748
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/26	2,471,184
10,000,000	Port Authority of New York & New Jersey Cash Flow Management Revenue Bonds, Series AAA, 1.09%, 07/01/23	10,113,400
175,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, 5.00%, 12/15/26	200,951
2,250,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, 5.00%, 09/01/34	2,552,265
100,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 175, 5.00%, 12/01/22	109,443
150,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189, 5.00%, 05/01/24	172,922
125,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 205, 5.00%, 11/15/22	136,552
2,885,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/25	3,259,502
800,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/27	900,976
5,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179, 5.00%, 12/01/28	5,611,600
Principal Amount		Value
New York (continued)
$300,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series, 5.00%, 07/15/22	323,196
100,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series, 5.00%, 07/15/23	112,073
325,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series, 5.00%, 07/15/24	377,491
125,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/23	142,421
475,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/24	563,074
5,150,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A, 5.00%, 10/15/30	6,031,731
8,195,000	State of New York Current Refunding GO, Series B, 2.55%, 02/15/29	8,624,992
425,000	State of New York Green GO, Series A, 5.00%, 02/15/22	451,019
100,000	State of New York Green GO, Series A, 5.00%, 02/15/26	123,870
250,000	State of New York Public Improvements GO, Series A, 5.00%, 03/01/24	277,483
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/33	1,169,960
1,915,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/34	2,230,343
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/35	1,159,770

157

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/36	1,154,010
400,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/22	422,236
150,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/23	153,519
500,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/26	617,175
375,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/24	439,665
3,715,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/25	4,107,341
475,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/26	524,405
1,050,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/27	1,158,927
1,575,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A, 5.00%, 11/15/29	1,737,556
100,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/25	120,829
265,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 11/15/23	300,030
Principal Amount		Value
New York (continued)
$435,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 11/15/27	520,138
6,340,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/29	7,023,072
1,500,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/30	1,661,205
250,000	Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels Advance Refunding Revenue Bonds, 5.00%, 11/15/23	283,047
125,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series A, 5.00%, 11/15/25(c)	151,496
250,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series C, 5.00%, 11/15/27(c)	280,037
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/24	175,866
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/20	150,235
1,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/22	1,089,850
100,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B, 5.00%, 11/15/24	108,968
100,000	Utility Debt Securitization Authority Refunding Revenue Bonds, 5.00%, 12/15/26	118,650
1,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, 5.00%, 06/15/25	1,963,605

158

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	October 31, 2020

Principal Amount		Value
New York (continued)
$1,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series A, 5.00%, 06/15/26	1,746,960
1,080,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E, 5.00%, 12/15/28	1,231,621
8,720,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E, 5.00%, 12/15/29	9,941,323
2,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E, 5.00%, 12/15/30	3,134,230
5,290,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 12/15/31	6,025,627

Total Municipal Bonds (Cost $504,639,367)		$517,914,010

CORPORATE BONDS — 1.8%
United States — 1.8%
4,500,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,384,539
6,000,000	New York and Presbyterian Hospital (The), 1.65%, 08/01/30	5,952,736

Total Corporate Bonds (Cost $10,500,000)		10,337,275

U.S. GOVERNMENT SECURITIES — 3.9%
U.S. Treasury Notes — 3.9%
14,500,000	1.63%, 02/15/26	15,408,516
7,000,000	2.00%, 02/15/25	7,500,937

Total U.S. Government Securities (Cost $21,655,164)		22,909,453
Shares		Value
INVESTMENT COMPANY — 4.7%
27,397,460	SEI Daily Income Trust Government II Fund - Class A, 0.01%(d)	$27,397,460
Total Investment Company (Cost $27,397,460)		27,397,460
TOTAL INVESTMENTS — 99.3% (Cost $564,191,991)		$578,558,198
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		3,942,109
NET ASSETS — 100.0%		$582,500,307

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of October 31, 2020.
(b)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The rate shown represents the current yield as of October 31, 2020.

The following abbreviation is used in the report:

GO — General Obligation

159

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
October 31, 2020

	ALL CAP CORE FUND	ALL CAP ESG FUND	SMALL & MID CAP STRATEGIES FUND	LARGE CAP STRATEGIES FUND
ASSETS:
Investments, at fair value - unaffiliated	$2,283,551,788	$40,127,143	$6,699,937,408	$17,591,716,767
Foreign currency, at value (Cost $0, $0, $1,475,417 and $0 respectively)	—	—	1,467,686	—
Cash	1	1	57,168,273	2,433,752
Dividends and interest receivable	947,478	106,747	6,108,653	21,911,148
Receivable for Fund shares sold	336,754	—	977,450	4,259,538
Receivable for investments sold	2,314,918	—	15,469,613	10,725,426
Prepaid expenses	20,795	13,210	36,007	72,097
Total Assets	2,287,171,734	40,247,101	6,781,165,090	17,631,118,728
LIABILITIES:
Payable for Fund shares redeemed	1,192,760	—	1,612,047	2,107,703
Payable for investments purchased	—	—	7,548,716	1,709,082
Accrued expenses and other payables:
Investment advisory	1,377,578	20,413	4,718,773	12,537,734
Administration	123,688	6,303	357,615	914,465
Shareholder servicing fee	404,324	7,197	1,200,337	3,094,730
Custody	33,537	1,003	48,196	370,281
Directors	16,169	291	47,714	121,978
Legal and Audit	65,703	14,407	203,788	424,351
Other	52,301	5,896	185,329	305,206
Total Liabilities	3,266,060	55,510	15,922,515	21,585,530
NET ASSETS	$2,283,905,674	$40,191,591	$6,765,242,575	$17,609,533,198
NET ASSETS consist of:
Capital paid-in	$1,451,572,291	$40,132,982	$5,458,025,652	$12,979,607,379
Total accumulated earnings	832,333,383	58,609	1,307,216,923	4,629,925,819
NET ASSETS	$2,283,905,674	$40,191,591	$6,765,242,575	$17,609,533,198
Net Asset Value, maximum offering price and redemption price per share	$20.18	$9.91	$15.57	$15.26
Number of shares authorized	2,500,000,000	3,500,000,000	3,500,000,000	3,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	113,192,342	4,055,570	434,506,769	1,154,310,520
INVESTMENTS, AT COST	$1,524,765,661	$39,007,453	$5,623,528,686	$13,183,069,409

See Notes to Financial Statements.

160

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2020

CREDIT INCOME FUND
ASSETS:
Investments, at fair value - unaffiliated	$1,951,789,296
Cash	48,063
Due from broker for collateral	320,000
Interest receivable	6,757,996
Receivable for Fund shares sold	4,339,058
Receivable for investments sold	580,674
Prepaid expenses	18,698
Total Assets	1,963,853,785
LIABILITIES:
Payable for Fund shares redeemed	626,071
Payable for investments purchased	22,549,813
Unrealized depreciation on swap contracts (Premium received $9,288)	226,648
Accrued expenses and other payables:
Investment advisory	716,437
Administration	68,406
Shareholder servicing fee	295,154
Custody	17,124
Directors	3,690
Legal and Audit	53,970
Other	97,525
Total Liabilities	24,654,838
NET ASSETS	$1,939,198,947
NET ASSETS consist of:
Capital paid-in	$1,941,990,653
Total accumulated loss	(2,791,706)
NET ASSETS	$1,939,198,947
Net Asset Value, maximum offering price and redemption price per share	$9.99
Number of shares authorized	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	194,209,757
INVESTMENTS, AT COST	$1,962,392,886

See Notes to Financial Statements.

161

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
October 31, 2020

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value - unaffiliated	$1,669,269,202	$4,242,861,262	$398,029,134	$578,558,198
Cash	8,076	—	—	1
Dividends and interest receivable	9,749,109	40,751,903	4,126,197	6,554,227
Receivable for Fund shares sold	185,161	5,357,816	409,000	—
Receivable for investments sold	—	19,178,962	—	—
Prepaid expenses	18,475	26,671	14,374	14,962
Total Assets	1,679,230,023	4,308,176,614	402,578,705	585,127,388
LIABILITIES:
Payable for Fund shares redeemed	737,936	3,127,682	1,100	2,319,922
Payable for investments purchased	8,510,023	101,182,877	2,000,000	—
Accrued expenses and other payables:
Investment advisory	404,413	1,012,655	87,190	132,996
Administration	85,782	209,663	23,882	32,708
Shareholder servicing fee	283,527	714,059	68,212	99,263
Custody	21,265	53,554	5,116	7,445
Directors	11,656	29,216	2,820	4,066
Legal and Audit	52,099	102,519	18,019	21,962
Other	37,512	105,213	4,908	8,719
Total Liabilities	10,144,213	106,537,438	2,211,247	2,627,081
NET ASSETS	$1,669,085,810	$4,201,639,176	$400,367,458	$582,500,307
NET ASSETS consist of:
Capital paid-in	$1,586,635,664	$4,038,573,581	$385,305,944	$563,696,039
Total accumulated earnings	82,450,146	163,065,595	15,061,514	18,804,268
NET ASSETS	$1,669,085,810	$4,201,639,176	$400,367,458	$582,500,307
Net Asset Value, maximum offering price and redemption price per share	$11.82	$12.52	$10.57	$10.55
Number of shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	141,209,856	335,597,071	37,870,951	55,199,361
INVESTMENTS, AT COST	$1,616,932,716	$4,105,651,134	$386,199,912	$564,191,991

See Notes to Financial Statements.

162

Old Westbury Funds, Inc.
Statements of Operations
For the Year Ended October 31, 2020

	ALL CAP CORE FUND	ALL CAP ESG FUND	SMALL & MID CAP STRATEGIES FUND	LARGE CAP STRATEGIES FUND
INVESTMENT INCOME:
Interest	$—	$—	$415,687	$2,268,510
Dividends	21,753,762	1,034,851	85,849,251	273,532,514
Foreign tax withheld	(30,613)	(55,207)	(4,392,348)	(9,301,698)
Total investment income	21,723,149	979,644	81,872,590	266,499,326
EXPENSES:
Investment advisory fees	13,931,002	291,407	54,233,033	136,374,141
Shareholder servicing fees	4,055,693	77,708	12,760,714	33,624,785
Administration and Accounting fees	933,926	42,236	2,884,303	7,558,116
Custodian fees	353,182	13,448	1,825,611	4,613,444
Directors fees and expenses	60,636	1,139	186,506	490,023
Insurance premiums	19,194	13,430	33,834	69,168
Legal and Audit fees	101,957	13,155	323,692	717,837
Printing and postage fees	22,613	10,239	50,489	117,085
Registration fees	39,684	23,412	56,011	52,349
Transfer agent fees	200,630	15,635	603,049	1,566,340
Miscellaneous expenses	21,869	18,906	430,322	104,913
Total expenses	19,740,386	520,715	73,387,564	185,288,201
Expenses waived by Advisor	—	(132,173)	(2,565,603)	—
Net expenses	19,740,386	388,542	70,821,961	185,288,201
NET INVESTMENT INCOME	1,982,763	591,102	11,050,629	81,211,125

NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gain/(loss) on:
Investments	80,158,705	(153,862)	264,200,433	211,195,804
Forward foreign currency exchange contracts	—	—	(69,310)	(360,514)
Foreign currency transactions	(12,768)	(5,695)	(1,127,656)	(5,069,649)
Foreign capital gains tax	—	—	(9)	(996,804)
Net change in unrealized appreciation/ (depreciation) on:
Investments	299,945,664	(965,505)	180,521,457	830,230,387
Foreign currency transactions	(110)	583	68,397	727,492
Foreign deferred taxes on unrealized appreciation	—	—	—	2,601,509
Net realized and change in unrealized gain/ (loss) on investments, foreign currency transactions, net of foreign taxes	380,091,491	(1,124,479)	443,593,312	1,038,328,225
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$382,074,254	$(533,377)	$454,643,941	$1,119,539,350

See Notes to Financial Statements.

163

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2020

CREDIT INCOME FUND(a)
INVESTMENT INCOME:
Interest	$9,228,426
Dividends	34
Total investment income	9,228,460
EXPENSES:
Investment advisory fees	873,150
Shareholder servicing fees	295,154
Administration and Accounting fees	68,405
Custodian fees	18,450
Directors fees and expenses	3,690
Insurance premiums	540
Legal and Audit fees	53,970
Printing and postage fees	3,420
Registration fees	73,758
Transfer agent fees	12,090
Miscellaneous expenses	8,490
Total expenses	1,411,117
Expenses waived by Advisor	(156,712)
Net expenses	1,254,405
NET INVESTMENT INCOME	7,974,055

NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS:
Net realized gain/(loss) on:
Investments	22,894
Futures contracts	41,583
Net change in unrealized (depreciation) on:
Investments	(10,603,590)
Swap agreements	(226,648)
Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements	(10,765,761)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,791,706)

(a)	For the period from October 1, 2020 (commencement of operations) to October 31, 2020.

See Notes to Financial Statements.

164

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Year Ended October 31, 2020

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$30,923,070	$69,560,453	$6,288,033	$9,222,052
Dividends	74,078	406,067	30,665	86,658
Total investment income	30,997,148	69,966,520	6,318,698	9,308,710
EXPENSES:
Investment advisory fees	6,273,587	14,511,363	1,668,270	2,445,880
Shareholder servicing fees	3,156,336	7,863,636	741,453	1,097,940
Administration and Accounting fees	719,963	1,756,400	188,256	266,747
Custodian fees	236,725	589,773	55,609	82,345
Directors fees and expenses	46,855	116,839	11,119	16,405
Insurance premiums	18,343	25,636	14,430	14,960
Legal and Audit fees	73,148	155,495	22,684	28,590
Printing and postage fees	19,526	36,396	12,464	13,678
Registration fees	33,442	61,885	30,099	29,378
Transfer agent fees	158,886	377,282	46,467	62,917
Miscellaneous expenses	35,841	117,208	42,550	48,367
Total expenses	10,772,652	25,611,913	2,833,401	4,107,207
Expenses waived by Advisor	(1,777,096)	(3,200,551)	(720,259)	(978,078)
Net expenses	8,995,556	22,411,362	2,113,142	3,129,129
NET INVESTMENT INCOME	22,001,592	47,555,158	4,205,556	6,179,581

NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	42,920,519	29,034,242	2,818,592	3,909,922
Net change in unrealized appreciation on:
Investments	13,941,459	49,604,957	4,938,511	3,998,762
Net realized and change in unrealized gain/ (loss) on investments	56,861,978	78,639,199	7,757,103	7,908,684
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,863,570	$126,194,357	$11,962,659	$14,088,265

See Notes to Financial Statements.

165

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND
	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019

FROM OPERATIONS:
Net investment income	$1,982,763	$9,407,157
Net realized gain/(loss) on investments, foreign capital gains tax, foreign currency transactions	80,145,937	162,599,776
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	299,945,554	105,646,605
Net increase/(decrease) in net assets resulting from operations	382,074,254	277,653,538

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(158,030,798)	(81,538,163)
Total distributions to shareholders	(158,030,798)	(81,538,163)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	486,652,689	259,037,010
Reinvestment of distributions	102,617,948	51,355,652
Value of capital stock redeemed	(295,695,429)	(579,883,757)
Net increase/(decrease) in net assets resulting from capital stock transactions	293,575,208	(269,491,095)
Net increase/(decrease) in net assets	517,618,664	(73,375,720)

NET ASSETS:
Beginning of year	1,766,287,010	1,839,662,730
End of year	$2,283,905,674	$1,766,287,010

CAPITAL SHARE TRANSACTIONS:
Shares sold	29,839,413	15,277,193
Shares issued as reinvestment of distributions	5,768,294	3,227,885
Shares redeemed	(16,180,914)	(32,475,341)
Net increase/(decrease) in shares outstanding	19,426,793	(13,970,263)

See Notes to Financial Statements.

166

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

ALL CAP ESG FUND		SMALL & MID CAP STRATEGIES FUND		LARGE CAP STRATEGIES FUND
FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019

$591,102	$796,599	$11,050,629	$34,440,518	$81,211,125	$151,940,694

(159,557)	(730,555)	263,003,458	283,364,055	204,768,837	740,802,959

(964,922)	3,086,993	180,589,854	131,693,194	833,559,388	1,086,161,287
(533,377)	3,153,037	454,643,941	449,497,767	1,119,539,350	1,978,904,940

(871,187)	(426,110)	(294,105,663)	(584,296,570)	(841,174,746)	(684,286,172)
(871,187)	(426,110)	(294,105,663)	(584,296,570)	(841,174,746)	(684,286,172)

7,027,796	5,732,538	1,067,779,413	1,632,309,102	1,940,470,637	1,890,886,896
123,814	405,455	158,298,276	314,559,459	449,497,820	343,901,108
(4,130,224)	(292,723)	(899,814,445)	(1,756,120,763)	(2,060,679,178)	(3,026,676,067)
3,021,386	5,845,270	326,263,244	190,747,798	329,289,279	(791,888,063)
1,616,822	8,572,197	486,801,522	55,948,995	607,653,883	502,730,705

38,574,769	30,002,572	6,278,441,053	6,222,492,058	17,001,879,315	16,499,148,610
$40,191,591	$38,574,769	$6,765,242,575	$6,278,441,053	$17,609,533,198	$17,001,879,315

735,697	582,983	80,097,942	113,658,909	139,256,546	137,451,075
11,860	43,785	10,245,843	24,346,707	30,745,405	26,211,975
(404,695)	(30,343)	(63,865,971)	(122,559,353)	(149,768,926)	(219,307,552)
342,862	596,425	26,477,814	15,446,263	20,233,025	(55,644,502)

See Notes to Financial Statements.

167

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	CREDIT INCOME FUND	FIXED INCOME FUND
	FOR THE PERIOD ENDED OCTOBER 31, 2020(a)	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019

FROM OPERATIONS:
Net investment income	$7,974,055	$22,001,592	$22,816,474
Net realized gain on investments, futures contracts	64,477	42,920,519	11,941,711
Net change in unrealized appreciation/(depreciation) on investments, swap agreements	(10,830,238)	13,941,459	58,914,175
Net increase/(decrease) in net assets resulting from operations	(2,791,706)	78,863,570	93,672,360

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	—	(27,441,587)	(22,911,587)
Total distributions to shareholders	—	(27,441,587)	(22,911,587)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	1,950,834,733	388,948,214	674,032,961
Reinvestment of distributions	—	16,254,462	13,001,267
Value of capital stock redeemed	(8,844,080)	(280,356,378)	(130,007,266)
Net increase in net assets resulting from capital stock transactions	1,941,990,653	124,846,298	557,026,962
Net increase in net assets	1,939,198,947	176,268,281	627,787,735

NET ASSETS:
Beginning of period	—	1,492,817,529	865,029,794
End of period	$1,939,198,947	$1,669,085,810	$1,492,817,529

CAPITAL SHARE TRANSACTIONS:
Shares sold	195,093,897	33,141,790	60,698,953
Shares issued as reinvestment of distributions	—	1,391,381	1,167,782
Shares redeemed	(884,140)	(23,950,896)	(11,723,314)
Net increase in shares outstanding	194,209,757	10,582,275	50,143,421

(a)	For the period from October 1, 2020 (commencement of operations) to October 31, 2020.
(b)	For the period from December 4, 2018 (commencement of operations) to October 31, 2019.

See Notes to Financial Statements.

168

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

MUNICIPAL BOND FUND		CALIFORNIA MUNICIPAL BOND FUND		NEW YORK MUNICIPAL BOND FUND
FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE PERIOD ENDED OCTOBER 31, 2019(b)	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE PERIOD ENDED OCTOBER 31, 2019(b)

$47,555,158	$41,870,405	$4,205,556	$3,228,311	$6,179,581	$4,793,578
29,034,242	531,984	2,818,592	725,434	3,909,922	1,413,792

49,604,957	132,116,431	4,938,511	6,890,711	3,998,762	10,367,445
126,194,357	174,518,820	11,962,659	10,844,456	14,088,265	16,574,815

(47,868,985)	(40,647,762)	(4,840,879)	(2,904,722)	(7,571,015)	(4,287,797)
(47,868,985)	(40,647,762)	(4,840,879)	(2,904,722)	(7,571,015)	(4,287,797)

969,547,176	1,876,838,241	120,629,965	356,911,421	171,679,217	512,094,535
12,512,019	9,958,370	2,055,461	1,163,975	2,870,995	1,339,904
(517,589,369)	(659,355,899)	(69,000,182)	(26,454,696)	(97,419,168)	(26,869,444)
464,469,826	1,227,440,712	53,685,244	331,620,700	77,131,044	486,564,995
542,795,198	1,361,311,770	60,807,024	339,560,434	83,648,294	498,852,013

3,658,843,978	2,297,532,208	339,560,434	—	498,852,013	—
$4,201,639,176	$3,658,843,978	$400,367,458	$339,560,434	$582,500,307	$498,852,013

77,962,776	155,628,423	11,522,959	35,217,298	16,381,052	50,359,804
1,010,713	825,924	197,029	113,101	274,948	129,655
(41,902,780)	(55,558,285)	(6,593,752)	(2,585,684)	(9,346,387)	(2,599,711)
37,070,709	100,896,062	5,126,236	32,744,715	7,309,613	47,889,748

See Notes to Financial Statements.

169

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2020		2019		2018		2017		2016
Net asset value, beginning of year	$18.84		$17.08		$16.50		$13.69		$13.92
Investment operations:
Net investment income	0.02	(a)	0.09	(a)	0.07	(a)	0.10	(a)	0.14	(a)
Net realized and unrealized gains/(losses)	3.02		2.44		0.84		2.86		(0.05)
Total from investment operations	3.04		2.53		0.91		2.96		0.09
Distributions:
Net investment income	(0.08)		(0.08)		(0.09)		(0.15)		(0.16)
Net realized gains	(1.62)		(0.69)		(0.24)		—		(0.16)
Total distributions	(1.70)		(0.77)		(0.33)		(0.15)		(0.32)
Net asset value, end of year	$20.18		$18.84		$17.08		$16.50		$13.69
Total return	17.3%		15.7%		5.6%		21.8%		0.7%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$2,283,906		$1,766,287		$1,839,663		$1,772,368		$1,246,197
Ratio of expenses to average net assets before expense waivers	0.97	%(b)	0.98	%(b)	0.98	%(b)	0.99	%(b)	1.00	%(b)
Ratio of expenses to average net assets after expense waivers	0.97%		0.98%		0.98%		0.99%		1.00%
Ratio of net investment income to average net assets	0.10%		0.51%		0.42%		0.67%		1.07%
Portfolio turnover rate	43%		31%		38%		57%		34%

(a)	Calculated based on the average shares method for the year.
(b)	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

170

Old Westbury Funds, Inc.
All Cap ESG Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

			PERIOD
			FROM
			MARCH 1,
			2018(a) TO
	YEAR ENDED OCTOBER 31,		OCTOBER
	2020	2019	31, 2018
Net asset value, beginning of period	$10.39	$9.63	$10.00
Investment operations:
Net investment income	0.15 (b)	0.23 (b)	0.15	(c)
Net realized and unrealized gains/(losses)	(0.40)	0.67	(0.52)
Total from investment operations	(0.25)	0.90	0.37
Distributions:
Net investment income	(0.23)	(0.14)	—
Total distributions	(0.23)	(0.14)	—
Net asset value, end of period	$9.91	$10.39	$9.63
Total return	(2.5)%	9.5%	(3.7	)%(d)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$40,192	$38,575	$30,003
Ratio of expenses to average net assets before expense waivers	1.34%	1.50%	1.64	%(e)
Ratio of expenses to average net assets after expense waivers	1.00%	1.00%	1.00	%(e)
Ratio of net investment income to average net assets	1.52%	2.32%	2.30	%(e)
Portfolio turnover rate	40%	57%	33	%(d)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the year.
(c)	Calculated based on the average shares method for the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

171

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2020		2019		2018		2017		2016
Net asset value, beginning of year	$15.39		$15.85		$17.49		$15.81		$15.86
Investment operations:
Net investment income	0.03	(a)	0.09	(a)	0.08	(a)	0.10	(a)	0.09	(a)
Net realized and unrealized gains/(losses)	0.88		1.10		(0.47)		2.54		0.66
Total from investment operations	0.91		1.19		0.39		2.64		0.75
Distributions:
Net investment income	(0.09)		(0.09)		(0.11)		(0.09)		(0.12)
Net realized gains	(0.64)		(1.56)		(1.14)		(0.87)		(0.68)
Total distributions	(0.73)		(1.65)		(1.25)		(0.96)		(0.80)
Net asset value, end of year	$15.57		$15.39		$15.85		$17.49		$15.81
Total return	5.9%		9.4%		(2.6)%		17.6%		5.1%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$6,765,243		$6,278,441		$6,222,492		$6,562,381		$5,471,624
Ratio of expenses to average net assets before expense waivers	1.15	%(b)	1.15	%(b)	1.15	%(b)	1.15	%(b)	1.16	%(b)
Ratio of expenses to average net assets after expense waivers	1.11%		1.11%		1.11%		1.11%		1.11%
Ratio of net investment income to average net assets	0.17%		0.58%		0.48%		0.59%		0.61%
Portfolio turnover rate	65%		52%		62%		45%		48%

(a)	Calculated based on the average shares method for the year.
(b)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

172

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2020		2019		2018		2017		2016
Net asset value, beginning of year	$14.99		$13.87		$14.85		$12.95		$13.01
Investment operations:
Net investment income	0.07	(a)	0.13	(a)	0.13	(a)	0.11	(a)	0.08	(a)
Net realized and unrealized gains/ (losses)	0.94		1.58		(0.26)		2.02		0.16
Total from investment operations	1.01		1.71		(0.13)		2.13		0.24
Distributions:
Net investment income	(0.12)		(0.14)		(0.10)		(0.10)		(0.10)
Net realized gains	(0.62)		(0.45)		(0.75)		(0.13)		(0.20)
Total distributions	(0.74)		(0.59)		(0.85)		(0.23)		(0.30)
Net asset value, end of year	$15.26		$14.99		$13.87		$14.85		$12.95
Total return	7.0%		12.9%		(1.1)%		16.7%		1.9%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$17,609,533		$17,001,879		$16,499,149		$17,243,479		$14,595,891
Ratio of expenses to average net assets before expense waivers	1.10	%(b)(c)	1.10	%(b)(c)	1.11	%(b)(c)	1.11	%(b)(c)	1.11	%(b)(c)
Ratio of expenses to average net assets after expense waivers	1.10%		1.10%		1.11%		1.11%		1.11%
Ratio of net investment income to average net assets	0.48%		0.93%		0.86%		0.77%		0.67%
Portfolio turnover rate	76%		73%		38%		61%		50%

(a)	Calculated based on the average shares method for the year.
(b)	There were no voluntary fee reductions during the year.
(c)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

173

Old Westbury Funds, Inc.
Credit Income Fund
Financial Highlights

For a Share Outstanding Throughout the Period.

	PERIOD FROM OCTOBER 1, 2020(a) TO OCTOBER 31, 2020
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.05	(b)
Net realized and unrealized losses	(0.06)
Total from investment operations	(0.01)
Distributions:
Net asset value, end of period	$9.99
Total return	(0.1	)%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,939,199
Ratio of expenses to average net assets before expense waivers	0.94	%(d)(e)
Ratio of expenses to average net assets after expense waivers	0.85	%(d)
Ratio of net investment income to average net assets	5.33	%(d)
Portfolio turnover rate	1	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.
(e)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

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Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$11.43	$10.75	$11.11	$11.28	$11.19
Investment operations:
Net investment income	0.16 (a)	0.21 (a)	0.19 (a)	0.14 (a)	0.12 (a)
Net realized and unrealized gains/(losses)	0.43	0.69	(0.35)	(0.15)	0.11
Total from investment operations	0.59	0.90	(0.16)	(0.01)	0.23
Distributions:
Net investment income	(0.20)	(0.22)	(0.20)	(0.16)	(0.14)
Total distributions	(0.20)	(0.22)	(0.20)	(0.16)	(0.14)
Net asset value, end of year	$11.82	$11.43	$10.75	$11.11	$11.28
Total return	5.2%	8.4%	(1.5)%	(1.0)%	2.1%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$1,669,086	$1,492,818	$865,030	$825,545	$785,417
Ratio of expenses to average net assets before expense waivers	0.68%	0.70%	0.72%	0.72%	0.74%
Ratio of expenses to average net assets after expense waivers	0.57%	0.57%	0.62%	0.62%	0.64%
Ratio of net investment income to average net assets	1.39%	1.93%	1.70%	1.28%	1.07%
Portfolio turnover rate	87%	34%	49%	70%	68%

(a)	Calculated based on the average shares method for the year.

See Notes to Financial Statements.

175

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Year.

	YEAR ENDED OCTOBER 31,
	2020	2019	2018	2017	2016
Net asset value, beginning of year	$12.26	$11.63	$11.95	$12.09	$12.00
Investment operations:
Net investment income	0.15 (a)	0.18 (a)	0.17 (a)	0.14 (a)	0.14 (a)
Net realized and unrealized gains/(losses)	0.26	0.62	(0.33)	(0.08)	0.10
Total from investment operations	0.41	0.80	(0.16)	0.06	0.24
Distributions:
Net investment income	(0.15)	(0.17)	(0.16)	(0.14)	(0.14)
Net realized gains	—	—	—	(0.06)	(0.01)
Total distributions	(0.15)	(0.17)	(0.16)	(0.20)	(0.15)
Net asset value, end of year	$12.52	$12.26	$11.63	$11.95	$12.09
Total return	3.4%	6.9%	(1.4)%	0.5%	2.1%
Annualized ratios/supplemental data:
Net assets at end of year (000’s)	$4,201,639	$3,658,844	$2,297,532	$2,235,503	$2,055,136
Ratio of expenses to average net assets before expense waivers	0.65%	0.66%	0.67%	0.67%	0.69%
Ratio of expenses to average net assets after expense waivers	0.57%	0.57%	0.57%	0.57%	0.59%
Ratio of net investment income to average net assets	1.21%	1.46%	1.41%	1.17%	1.17%
Portfolio turnover rate	40%	26%	51%	31%	44%

(a)	Calculated based on the average shares method for the year.

See Notes to Financial Statements.

176

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	FOR THE YEAR ENDED OCTOBER 31, 2020	PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
Net asset value, beginning of period	$10.37	$10.00
Investment operations:
Net investment income	0.12 (b)	0.12	(c)
Net realized and unrealized gain	0.22	0.36
Total from investment operations	0.34	0.48
Distributions:
Net investment income	(0.12)	(0.11)
Net realized gains	(0.02)	—
Total distributions	(0.14)	(0.11)
Net asset value, end of period	$10.57	$10.37
Total return	3.3%	4.8	%(d)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$400,367	$339,560
Ratio of expenses to average net assets before expense waivers	0.76%	0.78	%(e)
Ratio of expenses to average net assets after expense waivers	0.57%	0.57	%(e)
Ratio of net investment income to average net assets	1.13%	1.32	%(e)
Portfolio turnover rate	26%	41	%(d)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the year.
(c)	Calculated based on the average shares method for the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

177

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	FOR THE YEAR ENDED OCTOBER 31, 2020	PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
Net asset value, beginning of period	$10.42	$10.00
Investment operations:
Net investment income	0.12 (b)	0.13	(c)
Net realized and unrealized gain	0.16	0.40
Total from investment operations	0.28	0.53
Distributions:
Net investment income	(0.12)	(0.11)
Net realized gains	(0.03)	—
Total distributions	(0.15)	(0.11)
Net asset value, end of period	$10.55	$10.42
Total return	2.7%	5.4	%(d)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$582,500	$498,852
Ratio of expenses to average net assets before expense waivers	0.75%	0.77	%(e)
Ratio of expenses to average net assets after expense waivers	0.57%	0.57	%(e)
Ratio of net investment income to average net assets	1.13%	1.42	%(e)
Portfolio turnover rate	37%	29	%(d)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the year.
(c)	Calculated based on the average shares method for the period.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

178

Old Westbury Funds, Inc.
Notes to Financial Statements
October 31, 2020

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of October 31, 2020, the Corporation consisted of nine separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury All Cap ESG Fund (“All Cap ESG Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Credit Income Fund (“Credit Income Fund”)*	Income and capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

*	Credit Income Fund commenced operations on October 1, 2020.

The Corporation has authorized a total of 27.5 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at

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October 31, 2020

the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing service vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market

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October 31, 2020

quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund and Large Cap Strategies Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 94 days during the year ended October 31, 2020. The Credit Income Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 4 days during the period from October 1, 2020 (commencement of operations) to October 31, 2020. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of October 31, 2020, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined Level.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the year ended October 31, 2020, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

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October 31, 2020

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker to the extent required under applicable law and rules. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at October 31, 2020.

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Loan Participations and Assignments. The Credit Income Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher- rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Credit Income Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Credit Income Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

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October 31, 2020

These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund limits its illiquid investments to not more than 15% of its net assets. Illiquid investments, in general, are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

K. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Credit Income Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund and Large Cap Strategies Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

L. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

M. Recent Accounting Standards. In March 2017, the FASB issued Accounting Standards Update 2017-08 “Receivables- Nonre-fundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Management believes this guidance will have an immaterial impact on the Funds.

In August 2018, the FASB issued Accounting Standards Update 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance on the Funds.

3.	Principal Risks:

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability, pandemics and epidemics and other conditions; and currency and interest rate and price fluctuations. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

A recent outbreak of a respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide have taken aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of health care services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased

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volatility in global markets. The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

In March 2020, the Board of Governors of the Federal Reserve System (the “Fed”) reduced the federal funds rate to at or near zero percent in an effort to stimulate the economy following market turmoil due to the COVID-19 pandemic. It is uncertain for how long the Fed will continue to keep rates near zero. If the Fed raises interest rates, there is a risk that interest rates across the U. S. financial markets will raise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance.

B. Concentration Risk.

California Municipal Bond Fund and New York Municipal Fund invest a substantial amount of their assets in issuers located in a single state. This may subject each Fund to the risk that economic, political or social issues impacting a particular state could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of Investments.

C. LIBOR Risk.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The future publication and utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on as Fund or the financial instruments in which a Fund invests cannot yet be determined.

4.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•      Level 1 - quoted prices generally in active markets for identical securities.

•      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•      Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of October 31, 2020 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Equity Securities	$2,157,546,824(b)	$—	$—	$2,157,546,824
Exchange-Traded Funds	98,373,717	—	—	98,373,717
Investment Company	27,631,247	—	—	27,631,247
Total	$2,283,551,788	$—	$—	$2,283,551,788
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
All Cap ESG Fund
Equity Securities	$39,731,259(b)	$—	$—	$39,731,259
Investment Company	395,884	—	—	395,884
Total	$40,127,143	$—	$—	$40,127,143

Small & Mid Cap Strategies Fund
Equity Securities
Argentina	$29,318,093	$—	$—	$29,318,093
Australia	142,981,775	1	4,098,539	147,080,315
Austria	1,640,926	—	—	1,640,926
Belgium	24,996,753	—	—	24,996,753
Bermuda	26,282,611	—	4,737	26,287,348
Brazil	17,552,083	—	—	17,552,083
Canada	155,762,257	—	—	155,762,257
China	233,040,258	15,701,581	39,412	248,781,251
Denmark	94,533,376	—	—	94,533,376
Finland	48,491,443	—	—	48,491,443
France	38,028,686	—	—	38,028,686
Germany	123,402,922	—	—	123,402,922
Greece	6,219,411	—	—	6,219,411
Hong Kong	33,233,139	—	34,289	33,267,428
Hungary	267,196	—	—	267,196
Iceland	5,603,544	—	—	5,603,544
India	26,664,330	—	323	26,664,653
Indonesia	1,702,695	—	12,645	1,715,340
Ireland	8,979,665	—	—	8,979,665
Israel	133,155,961	—	—	133,155,961
Italy	48,501,899	—	—	48,501,899
Japan	481,790,384	—	—	481,790,384
Jersey Channel Islands	33,203,386	—	—	33,203,386
Malaysia	521,660	—	—	521,660
Netherlands	67,035,770	—	—	67,035,770
New Zealand	34,455,446	—	2,654	34,458,100
Norway	4,608,096	—	—	4,608,096
Peru	4,000,020	—	—	4,000,020
Philippines	—	163,075	—	163,075
Poland	11,745,555	—	—	11,745,555
Portugal	229,263	—	—	229,263
Qatar	400,990	—	—	400,990
Russia	37,799,890	—	—	37,799,890
Singapore	11,541,006	145	22,767	11,563,918
South Africa	1,176,608	—	—	1,176,608
South Korea	69,181,686	—	2,455	69,184,141
Spain	24,855,291	—	—	24,855,291
Sweden	110,144,615	—	—	110,144,615
Switzerland	96,088,346	—	—	96,088,346
Taiwan	91,527,694	—	536	91,528,230
Thailand	5,568,115	9,689,829	—	15,257,944
Turkey	18,745,163	—	—	18,745,163
United Arab Emirates	—	228	—	228
United Kingdom	416,436,314	—	98,261	416,534,575
United States	3,123,007,991	—	—	3,123,007,991
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October 31, 2020

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Vietnam	$1,563,589	$—	$—	$1,563,589
Total Equity Securities	$5,845,985,901	$25,554,859	$4,316,618	$5,875,857,378
Rights/Warrants
Australia	—	—	—	—
Austria	—	—	—	—
Hong Kong	—	—	—	—
Singapore	—	—	—	—
United States	—	—	—	—
Total Rights/Warrants	$—	$—	$—	$—
Exchange-Traded Funds	718,371,349	—	—	718,371,349
Investment Company	20,792,269	—	—	20,792,269
Cash Sweep	84,916,412	—	—	84,916,412
Total	$6,670,065,931	$25,554,859	$4,316,618	$6,699,937,408

Large Cap Strategies Fund
Equity Securities	$16,447,778,721(b)	$76,445,498(b)(c)	$—	$16,524,224,219
Master Limited Partnerships	1,278,551(b)	—	—	1,278,551
Preferred Stocks	10,155,283(b)	—	—	10,155,283
Exchange-Traded Funds	709,908,422	—	—	709,908,422
Investment Company	346,150,292	—	—	346,150,292
Total	$17,515,271,269	$76,445,498	$—	$17,591,716,767

Credit Income Fund
Exchange-Traded Funds	$268,422,508	$—	$—	$268,422,508
Bank Loans	—	—	2,786,000(b)	2,786,000
Corporate Bonds	—	150,429,050(b)	—	150,429,050
Asset-Backed Securities	—	495,581,684(b)	50,756,249(b)	546,337,933
Non-Agency Mortgage-Backed Securities	—	336,430,747(b)	26,051,602(b)	362,482,349
U.S. Government Sponsored Agency Mortgage- Backed Securities	—	10,350,378(b)	—	10,350,378
U.S. Government Securities	—	334,611,567	—	334,611,567
Cash Sweep	276,369,511	—	—	276,369,511

Other financial instruments - Liabilities Equity contracts	—	(226,648)(b)	—	(226,648)
Total	$544,792,019	$1,327,176,778	$79,593,851	$1,951,562,648

Fixed Income Fund
Municipal Bonds	$—	$15,518,720(b)	$—	$15,518,720
Corporate Bonds	—	497,418,795(b)	—	497,418,795
Asset-Backed Securities	—	60,761,307(b)	—	60,761,307
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	767,396(b)	—	767,396
U.S. Government Agencies	—	1,349,397	—	1,349,397
U.S. Government Securities	—	1,080,720,746	—	1,080,720,746
Investment Company	12,732,841	—	—	12,732,841
Total	$12,732,841	$1,656,536,361	$—	$1,669,269,202

Municipal Bond Fund
Municipal Bonds	$—	$3,878,958,402(b)	$—	$3,878,958,402
Corporate Bonds	—	96,961,193(b)	—	96,961,193
U.S. Government Securities	—	181,510,581	—	181,510,581
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October 31, 2020

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Investment Company	85,431,086	—	—	85,431,086
Total	$85,431,086	$4,157,430,176	$—	$4,242,861,262

California Municipal Bond Fund
Municipal Bonds	$—	$353,289,508(b)	$—	$353,289,508
Corporate Bonds	—	2,240,299(b)	—	2,240,299
U.S. Government Securities	—	32,971,978	—	32,971,978
Investment Company	9,527,349	—	—	9,527,349
Total	$9,527,349	$388,501,785	$—	$398,029,134

New York Municipal Bond Fund
Municipal Bonds	$—	$517,914,010(b)	$—	$517,914,010
Corporate Bonds	—	10,337,275(b)	—	10,337,275
U.S. Government Securities	—	22,909,453	—	22,909,453
Investment Company	27,397,460	—	—	27,397,460
Total	$27,397,460	$551,160,738	$—	$578,558,198

(a)	The Small & Mid Cap Strategies Fund and Large Cap Strategies Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the year ended October 31, 2020. For the Small & Mid Cap Strategies Fund there were transfers into Level 3 in the amount of $8,406,029. For the Small & Mid Cap Strategies Fund there were transfers out of level 3 in the amount of $2,594. In addition, with the exception of the Credit Income Fund, there were no significant purchases and sales during the period. As of October 31, 2020, the fair value of Level 3 assets as a percentage of NAV was 0.01%, 0.00% and 4.10% for the Small & Mid Cap Strategies Fund, the Large Cap Strategies Fund and the Credit Income Fund, respectively. The Funds’ instrument types classified as Level 3 investments are valued using recent transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 5 for derivatives.
(c)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.

During the year ended October 31, 2020, the funds recognized no transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to /from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

The following is a rollforward of Level 3 investments:

Credit Income Fund
Balance as of 10/01/20 (value)	$—
Net accrued discounts (premiums)	3,998
Realized gain (loss)	17,182
Unrealized gain (loss)	226,455
Purchases	79,888,560
Sales (paydowns)	(542,344)
Balance as of 10/31/20 (value)	$79,593,851
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2020	$226,455

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price

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of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges are viewed as presenting lower credit risk than bilateral counterparties. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the year ended October 31, 2020.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of October 31, 2020, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Credit Income Fund
Gross
Amounts of
Liabilities
Presented
	in the				Net
	Statement	Derivatives	Non-cash	Cash	Amount of
	of Assets and	Available	Collateral	Collateral	Derivative
Counterparty	Liabilities	for Offset (a)	Pledged (b)	Pledged (b)	Liabilities(c)
Barclays Bank Plc	$226,648	$—	$—	$(226,648)	$—

(a)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.
(b)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.
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October 31, 2020

The Funds may be subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

Fair Values of Derivative Instruments as of October 31, 2020
	Derivative Assets		Derivative Liabilities

	Statements of Assets		Statements of Assets
	and Liabilities		and Liabilities
Credit Income Fund	Location	Value	Location	Value
Equity Risk	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$226,648

The Effect of Derivative Instruments on the Statements of Operations
For the Period Ended October 31, 2020
Net Realized Gain/(Loss) from Derivatives Recognized in Income

	Purchased Options	Written			Foreign
	and Structured	Options and			Currency
	Options	Structured	Futures	Swap	Exchange
Credit Income Fund	(Investments)	Options	Contracts	Agreements	Contracts	Total
Interest Risk	$—	$—	$41,583	$—	$—	$41,583

	Purchased Options	Written			Foreign
	and Structured	Options and			Currency
	Options	Structured	Futures	Swap	Exchange
Small & Mid Cap Strategies Fund	(Investments)	Options	Contracts	Agreements	Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$—	$(69,310)	$(69,310)

	Purchased Options	Written			Foreign
	and Structured	Options and			Currency
	Options	Structured	Futures	Swap	Exchange
Large Cap Strategies Fund	(Investments)	Options	Contracts	Agreements	Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$—	$(360,514)	$(360,514)

Net Change in Unrealized Appreciation/(Depreciation)
on Derivatives Recognized in Income

	Purchased Options	Written			Foreign
	and Structured	Options and			Currency
	Options	Structured	Futures	Swap	Exchange
Credit Income Fund	(Investments)	Options	Contracts	Agreements	Contracts	Total
Equity Risk	$—	$—	$—	$(226,648)	$—	$(226,648)
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October 31, 2020

For the year ended October 31, 2020, the quarterly average volume of derivative activities were as follows:

Small & Mid Cap Strategies Fund
Forward Currency Contracts Sold (U.S. Dollar Amounts)	$18,750,000
Large Cap Strategies Fund
Forward Currency Contracts Sold (U.S. Dollar Amounts)	$52,500,000
Credit Income Fund
Equity Swaps (Notional Amount in U.S. Dollars)	$180,000,000

A. Futures Contracts. The Funds may purchase and write (sell) futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to

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the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Credit Income Fund may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units where-by each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

191

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2020

6.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

		Next $500 million
	First $500 million of	to $1 billion of	Average net assets	Blended
	average net assets	average net assets	exceeding $1 billion	Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.69%
All Cap ESG Fund	0.75%	0.70%	0.65%	0.75%
Credit Income Fund	0.65%	0.60%	0.55%	0.59%
Fixed Income Fund	0.45%	0.40%	0.35%	0.40%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.37%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%

				Average net assets
Small & Mid Cap Strategies Fund				0.85%

		Next $1.25 billion	Average net assets
	First $1.25 billion of	to $2.5 billion of	exceeding $2.5	Blended
	average net assets	average net assets	billion	Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%

BIM has retained Acadian Asset Management, LLC (“Acadian”), Artisan Partners (“Artisan”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Champlain Investment Partners, LLC (“Champlain”), and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian, Artisan, Baillie Gifford, Champlain, and Polunin are paid for their services directly by BIM.

BIM has retained Harding Loevner LP (“Harding Loevner”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to manage a segment of the Large Cap Strategies Fund. Harding Loevner and Sands are paid for their services directly by BIM.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Credit Income Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non- advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date.

192

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2020

D. Custody Fees. The All Cap Core Fund, All Cap ESG Fund, Large Cap Strategies Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian, and the Small & Mid Cap Strategies Fund has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund, All Cap ESG Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund, All Cap ESG Fund and Large Cap Strategies Fund. The Credit Income Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and the Small & Mid Cap Strategies Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2021 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Small & Mid Cap Strategies Fund at 1.11%, the Large Cap Strategies Fund at 1.15%, the Credit Income Fund at 0.85%, the Fixed Income Fund at 0.57%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57%, the New York Municipal Bond Fund at 0.57% and the All Cap ESG Fund at 1.00%. Any waiver amounts are disclosed in the Statements of Operations. For the year ended October 31, 2020, BIM waived $132,173 for the All Cap ESG Fund, $2,565,603 for the Small & Mid Cap Strategies Fund, $156,712 for the Credit Income Fund, $1,777,096 for the Fixed Income Fund, $3,200,551 for the Municipal Bond Fund, $720,259 for the California Municipal Bond Fund and $978,078 for the New York Municipal Bond Fund. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

Effective November 1, 2020, BIM has contractually committed through October 31, 2024 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Small & Mid Cap Strategies Fund at 1.10% and the Large Cap Strategies Fund at 1.10%.

F. Board of Directors’ Fees. Effective February 1, 2020, each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $240,000, plus $30,000 for serving as Board’s Chairperson and $15,000 as the Audit Committee Chairperson. Prior to that, the total annual retainer was $235,000, plus $30,000 for serving as the Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expense relating to attendance at meetings of the board and any Board committee. Directors who are not independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Other Transactions. From time to time, the Funds may sell or purchase investments from affiliated funds. The prices of these transactions are based on valuations obtained in accordance with the valuation procedures followed by the Funds, as described in Note 2, applied on a consistent basis. For the year ended October 31, 2020, an affiliated fund sold investments, at fair value, in the amount of $124,150,217 to the Large Cap Strategies Fund.

In October 2020, in connection with its launch, shareholders contributed a basket of securities and cash totaling $1,321,251,911 to the Credit Income Fund as subscriptions in-kind.

193

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2020

7.	Securities Transactions:

Investment transactions for the year ended October 31, 2020, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$1,022,824,230	$854,707,349
All Cap ESG Fund	18,103,650	15,536,176
Small & Mid Cap Strategies Fund	4,161,035,072	3,993,742,070
Large Cap Strategies Fund	12,412,995,430	12,817,186,255
Credit Income Fund	469,731,962	8,810,989
Fixed Income Fund	451,340,332	191,636,830
Municipal Bond Fund	1,674,753,601	1,238,586,559
California Municipal Bond Fund	106,013,832	82,675,269
New York Municipal Bond Fund	188,947,411	128,192,780

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the year ended October 31, 2020 were as follows:

	Purchases	Sales
Credit Income Fund	$342,518,352	$9,318
Fixed Income Fund	1,002,194,510	1,154,537,835
Municipal Bond Fund	395,527,184	296,027,618
California Municipal Bond Fund	40,708,591	9,956,418
New York Municipal Bond Fund	89,494,627	68,950,856

8.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

As of October 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$1,529,241,882	$782,571,615	$(28,261,709)	$754,309,906
All Cap ESG Fund	39,219,983	5,034,756	(4,127,596)	907,160
Small & Mid Cap Strategies Fund	5,648,944,493	1,470,219,342	(419,226,427)	1,050,992,915
Large Cap Strategies Fund	13,222,630,628	4,781,051,138	(411,964,999)	4,369,086,139
Credit Income Fund	1,962,420,579	9,433,671	(20,064,954)	(10,631,283)
Fixed Income Fund	1,623,245,523	55,882,210	(9,858,530)	46,023,680
Municipal Bond Fund	4,105,690,576	146,197,327	(9,026,641)	137,170,686
California Municipal Bond Fund	386,200,514	12,575,230	(746,610)	11,828,620
New York Municipal Bond Fund	564,191,991	15,727,456	(1,361,249)	14,366,207
194

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2020

Permanent differences as of October 31, 2020, were as follows:

	Total Distributable Earnings /(Accumulated Loss)	Increase/ (Decrease) Paid-in-Capital
All Cap Core Fund	$(5,789,213)	$5,789,213
Small & Mid Cap Strategies Fund	(6,750,537)	6,750,537
Large Cap Strategies Fund	(26,520,650)	26,520,650

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The tax character of distributions from the Funds during the year ended October 31, 2020 was as follows:

	All Cap Core Fund	All Cap ESG Fund	Small & Mid Cap Strategies Fund	Large Cap Strategies Fund	Fixed Income Fund
Distributions paid from:
Ordinary income	$11,301,833	$871,187	$33,645,169	$134,614,727	$27,441,587
Net Long Term Capital Gains	146,728,965	—	260,460,494	706,560,019	—
Total Taxable Distributions	158,030,798	871,187	294,105,663	841,174,746	27,441,587
Tax Exempt Distributions	—	—	—	—	—
Total Distributions Paid	$158,030,798	$871,187	$294,105,663	$841,174,746	$27,441,587

	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary income	$4,568,157	$1,330,187	$1,973,466
Net Long Term Capital Gains	—	—	—
Total Taxable Distributions	4,568,157	1,330,187	1,973,466
Tax Exempt Distributions	43,300,828	3,510,692	5,597,549
Total Distributions Paid	$47,868,985	$4,840,879	$7,571,015

The tax character of distributions from the Funds during the year ended October 31, 2019 was as follows:

	All Cap Core Fund	Large Cap Strategies Fund	Fixed Income Fund	Municipal Bond Fund
Distributions paid from:
Ordinary income	$8,735,740	$160,749,063	$22,911,587	$3,303,305
Net Long Term Capital Gains	72,802,423	523,537,109	—	—
Total Taxable Distributions	81,538,163	684,286,172	22,911,587	3,303,305
Tax Exempt Distributions	—	—	—	37,344,457
Total Distributions Paid	$81,538,163	$684,286,172	$22,911,587	$40,647,762

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended October 31, 2020, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2020. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

195

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2020

As of October 31, 2020, the components of accumulated earnings/(deficits) on a tax basis were as follows:

	All Cap Core Fund	All Cap ESG Fund	Small & Mid Cap Strategies Fund	Large Cap Strategies Fund	Credit Income Fund
Undistributed Tax Exempt Income	$—	$—	$—	$—	$—
Undistributed ordinary income	2,986,325	497,007	11,766,210	49,514,102	8,326,419
Undistributed long-term capital gains	75,037,207	—	244,390,071	211,114,814	—
Accumulated Earnings	78,023,532	497,007	256,156,281	260,628,916	8,326,419
Capital Loss Carryforwards	—	(1,347,322)	—	—	(486,835)
Unrealized Appreciation/(Depreciation)	754,309,851	908,924	1,051,060,642	4,369,296,903	(10,631,290)
Total Accumulated Earnings/(Deficits)	$832,333,383	$58,609	$1,307,216,923	$4,629,925,819	$(2,791,706)

	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Undistributed Tax Exempt Income	$—	$3,957,774	$413,864	$528,530
Undistributed ordinary income	7,802,953	4,351,820	611,594	1,936,180
Undistributed long-term capital gains	28,623,513	17,585,315	2,207,436	1,973,351
Accumulated Earnings	36,426,466	25,894,909	3,232,894	4,438,061
Unrealized Appreciation/(Depreciation)	46,023,680	137,170,686	11,828,620	14,366,207
Total Accumulated Earnings/(Deficits)	$82,450,146	$163,065,595	$15,061,514	$18,804,268

As of October 31, 2020, the All Cap ESG Fund had a short-term capital loss carryforward of $1,102,747 and a long-term capital loss carryforward of $244,575, the Credit Income Fund had a short-term capital loss carryforward of $486,835, the Fixed Income Fund utilized $8,050,021 capital loss carryforward and the Municipal Bond Fund utilized $7,097,107 capital loss carryforward available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds had no late year loss deferrals in the current year.

9.	Commitments.

The Credit Income Fund may invest in floating rate loan interests. In connection with these investments, the Credit Income Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Credit Income Fund to furnish temporary financing to a borrower until permanent financing can be arranged.

As of October 31, 2020, the Credit Income Fund had no outstanding bridge loan commitments. In connection with these commitments, the Credit Income Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

196

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2020

11.	Additional Tax Information (Unaudited)

Qualified Dividend Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2020, as Qualified Dividend Income (“QDI”) as defined in the Code as follows:

All Cap Core Fund	100.00%
All Cap ESG Fund	100.00%
Small & Mid Cap Strategies Fund	100.00%
Large Cap Strategies Fund	100.00%

Qualified Interest Income (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2020, as Qualified Interest Income as defined in the Code as follows:

All Cap Core Fund	3.90%
All Cap ESG Fund	0.67%
Small & Mid Cap Strategies Fund	3.18%
Large Cap Strategies Fund	2.33%
Fixed Income Fund	98.70%
Municipal Bond Fund	8.36%
California Municipal Bond Fund	13.07%
New York Municipal Bond Fund	8.35%

Qualified Short Term Gain (Unaudited)

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2020, as Qualified Short-Term Gain as defined in the Code as follows:

All Cap Core Fund	100.00%
California Municipal Bond Fund	100.00%
New York Municipal Bond Fund	100.00%

Dividends Received Deduction (Unaudited)

For the fiscal year ended October 31, 2020, the following percentage of income dividends paid by the Funds qualifies for the Dividends Received Deduction available to corporations:

All Cap Core Fund	100.00%
All Cap ESG Fund	35.81%
Small & Mid Cap Strategies Fund	81.54%
Large Cap Strategies Fund	100.00%
California Municipal Bond Fund	0.29%

Long Term Capital Gain Dividends (Unaudited)

The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Code for the fiscal year ended October 31, 2020 as follows:

All Cap Core Fund	$146,728,965
Small & Mid Cap Strategies Fund	266,756,940
Large Cap Strategies Fund	706,560,019
197

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
October 31, 2020

U.S. Government Income (Unaudited)

The percentages of the ordinary income dividends paid by the Funds during the fiscal year ended October 31, 2020 which were derived from U.S. Treasury securities were as follows:

Small & Mid Cap Strategies Fund	1.81%
Large Cap Strategies Fund	0.89%
Fixed Income Fund	52.10%
Municipal Bond Fund	4.00%
California Municipal Bond Fund	4.18%
New York Municipal Bond Fund	1.27%

Tax Exempt Distributions (Unaudited)

The distributions designated as tax exempt dividends paid for the fiscal year ended October 31, 2020 were as follows:

Municipal Bond Fund	$3,957,774
California Municipal Bond Fund	413,864
New York Municipal Bond Fund	528,530
198

Old Westbury Funds, Inc.
Report of Independent Registered Public Accounting Firm
October 31, 2020

To the Shareholders and the Board of Directors of Old Westbury Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Old Westbury Funds, Inc. (the “Corporation”) (comprising All Cap Core Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund, Large Cap Strategies Fund, Credit Income Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of October 31, 2020, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Corporation at October 31, 2020, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Corporation	Statement of operations	Statement of changes in net assets	Financial highlights
All Cap Core Fund Small & Mid Cap Strategies Fund Large Cap Strategies Fund Fixed Income Fund Municipal Bond Fund	For the year ended October 31, 2020	For each of the two years in the period ended October 31, 2020	For each of the five years in the period ended October 31, 2020
All Cap ESG Fund	For the year ended October 31, 2020	For each of the two years in the period ended October 31, 2020	For each of the two years in the period ended October 31, 2020 and the period from March 1, 2018 (commencement of operations) through October 31, 2018
Credit Income Fund	For the period from October 1, 2020 (commencement of operations) through October 31, 2020
California Municipal Bond Fund New York Municipal Bond Fund	For the year ended October 31, 2020	For the year ended October 31, 2020 and the period from December 4, 2018 (commencement of operations) through October 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Corporation’s auditor since 2006.

New York, New York
December 28, 2020

199

Old Westbury Funds, Inc.
Directors and Officers of Old Westbury Funds, Inc. (Unaudited)
October 31, 2020

Independent and Interested Directors. The following table sets forth certain information with respect to the Directors of the Corporation, each of which, under current Board policy, may serve until the end of the calendar year during which he or she reaches the applicable mandatory retirement age established by the Board.

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships[1] Held by Director During Past 5 Years

Interested Director

George H. Wilcox[2] 630 Fifth Avenue New York, NY 10111 Age: 55	Director	Indefinite term; 2 Years	President of Bessemer (2013- Present).	9	0

Independent Directors

Alexander Ellis III 630 Fifth Avenue New York, NY 10111 Age: 71	Chairman & Director	Indefinite term; 8 Years	General Partner, Rockport Capital Partners (2000-Present).	9	1[3]

Patricia L. Francy 630 Fifth Avenue New York, NY 10111 Age: 75	Director	Indefinite term; 16 Years	Director, corporate, and foundation boards.	9	1[4]

J. David Officer 630 Fifth Avenue New York, NY 10111 Age: 72	Director	Indefinite term; 8 Years	Independent Director.	9	2[5]

R. Keith Walton 630 Fifth Avenue New York, NY 10111 Age: 56	Director	Indefinite term; 4 Years	Senior Adviser & Venture Partner, Plexo LLC (March 2018-Present); Senior Adviser, Vatic Labs LLC (May 2018- Present); Executive Vice President and Chief Legal Officer, Zero Mass Water LLC (July 2017-Present); and Vice President, Strategy, Arizona State University (2013-July 2017).	9	6[6]

[1]	Directorships held during the last five years in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
[2]	Directors who are or may be deemed “interested persons” (as defined under the 1940 Act) of the Corporation, BIM (as defined below) or Bessemer (as defined below) are referred to as Interested Directors. Mr. Wilcox is deemed an Interested Director by virtue of his position as President of Bessemer Trust Company, N.A. Mr. Wilcox also serves as Director of Bessemer Trust Company (Cayman) Ltd. and Bessemer Investor Services.
[3]	Mr. Ellis has served as Director of Clean Diesel Technologies Inc.
[4]	Ms. Francy has served as Director of Siebert Financial Corp.
[5]	Mr. Officer serves, or has served, as Director of the following entities: DBX ETF Trust (40); and Ilex Partners (Asia) LLC.
[6]	Mr. Walton serves as Director of the following entities: Blue Crest Capital Management, LLC Funds, Global Infrastructure Partners, Systematica Investments Limited, Zweig Fund Inc., Zweig Total Return Fund Inc. and Virtus Closed-End Funds.
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Directors and Officers of Old Westbury Funds, Inc. (Unaudited) - (Continued)
October 31, 2020

Officers. The table below sets forth certain information with respect to the Officers of the Corporation:

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years

David W. Rossmiller 630 Fifth Avenue New York, NY 10111 Age: 62	President & Chief Executive Officer	Indefinite; 8 Years	Managing Director and Head of Fixed Income, Bessemer Trust Company, N.A. (Since 2010).

Matthew A. Rizzi 630 Fifth Avenue New York, NY 10111 Age: 47	Vice President & Treasurer	Indefinite; 6 Years	Principal and Head of Fund Accounting, The Bessemer Group, Incorporated (Since 2018); Principal and Head of Trust Accounting and Fees, The Bessemer Group, Incorporated (2015-2017); Senior Vice President and Head of Trust Accounting, The Bessemer Group, Incorporated (2007-2014).

Nicola R. Knight 630 Fifth Avenue New York, NY 10111 Age: 57	Chief Legal Officer; Assistant Secretary	Indefinite; Since July 21, 2020; 11 Years	Principal and Associate General Counsel of Bessemer Trust Company, N.A. (Since 2007).

Sean Gray 630 Fifth Avenue New York, NY 1011 Age: 55	Chief Compliance Officer;	Indefinite; Since August 1, 2020	Managing Director and Chief Compliance and Compliance Officer of Bessemer Trust Company, N.A. (Since 2015).

Hardik B. Patel 630 Fifth Avenue New York, NY 10111 Age: 38	Vice President & Assistant Treasurer	Indefinite; Since October 27, 2020	Vice President and Accounting Manager, The Bessemer Group, Incorporated (since 2017); Associate Vice President and Accounting Manager, The Bessemer Group, Incorporated (2015-2017).

David Schwart 801 Brickell Avenue Suite 2250 Miami, FL 33131 Age: 50	Vice President & Anti-Money Laundering Compliance Officer	Indefinite; 5 Years	Senior Vice President and Senior Bank Compliance Manager, Bessemer Trust Company, N.A. (Since 2019); Vice President And Associate Director of Bank Compliance, Bessemer Trust Company, N.A (2013-2019).

Marianna DiBenedetto 760 Moore Road King of Prussia, PA 19406 Age: 55	Vice President & Assistant Treasurer	Indefinite; 2 Years	Vice President and Group Manager of Fund Accounting and Administration Client Services, The Bank of New York Mellon (“BNY Mellon”) (Since 2010).

Jack Jafolla 760 Moore Road King of Prussia, PA 19406 Age: 50	Assistant Treasurer	Indefinite; 13 Years	Vice President and Lead Manager of NAV Operations, BNY Mellon (Since 2008).
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October 31, 2020

Name, Address, and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served as a Director of the Corporation	Principal Occupation(s) During Past 5 Years

Lisa M. King 301 Bellevue Parkway Wilmington, DE 19809 Age: 52	Secretary	Indefinite; 3 Years	Vice President and Group Manager, BNY Mellon (Since 2017); Vice President and Counsel BNY Mellon (2016-2017); Counsel, Stradley, Ronon, Stevens & Young LLP (2007-2016).

William H. Wallace, III 301 Bellevue Parkway Wilmington, DE 19809 Age: 50	Assistant Secretary	Indefinite; 3 Years	Secretary of the Corporation (2015-2016); Vice President and Manager, BNY Mellon (Since 2010).

The Statement of Additional Information (“SAI”) includes additional information about the Corporation’s Directors and Officers and is available upon request, without charge. To obtain a copy of the SAI, please call (800) 607-2200.

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Additional Information (Unaudited)
October 31, 2020

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. The Funds’ Forms N-PORT is available on the SEC’s website at http:www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling (800) 607-2200.

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Old Westbury Funds, Inc.
Liquidity Risk Management Program (Unaudited)
October 31, 2020

The Corporation has adopted a Liquidity Risk Management Program (the “Program”), on behalf of each of its Funds under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program became effective on June 1, 2019. The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Program.

The Board has appointed the Adviser’s Liquidity Risk Committee to be the program administrator for the Program (the “Program Administrator”). On July 21, 2020, the Board of Directors reviewed the Program Administrator’s initial written report (the “Report”) concerning the operation of the Program for the period from June 1, 2019 through April 30, 2020 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.

The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) historical data with respect to purchase and redemption requests compared to average cash levels; and (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule), whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for this limit.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

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Old Westbury Funds, Inc.
Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)

At a meeting held on July 21, 2020, the Board of Directors (the “Board” or the “Directors”) of Old Westbury Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) of any party to the agreements defined below (“Independent Directors”), unanimously approved the continuation of the following investment advisory and sub-advisory agreements (collectively, the “Agreements”): (1) an investment advisory agreement between Bessemer Investment Management LLC (“BIM” or the “Adviser”) and the Corporation on behalf of Old Westbury All Cap Core Fund (“All Cap Core Fund”), Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”), Old Westbury All Cap ESG Fund (“All Cap ESG Fund”), Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”), Old Westbury Multi-Asset Opportunities Fund (“Multi-Asset Opportunities Fund”), Old Westbury Fixed Income Fund (“Fixed Income Fund”), Old Westbury Municipal Bond Fund (“Municipal Bond Fund”), Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”), and Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”) (each, a “Fund” and, collectively, the “Funds”), (2) a sub-advisory agreement among BIM, Champlain Investment Partners, LLC (“Champlain”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (3) a sub-advisory agreement among BIM, BlackRock Financial Management, Inc. (“BlackRock”) and the Corporation on behalf of the Multi-Asset Opportunities Fund, (4) a sub-advisory agreement among BIM, Sands Capital Management, LLC (“Sands”) and the Corporation on behalf of the Large Cap Strategies Fund, (5) a sub-advisory agreement among BIM, Muzinich & Co, Inc. (“Muzinich”) and the Corporation on behalf of the Multi-Asset Opportunities Fund, (6) a sub-advisory agreement among BIM, Harding Loevner LP (“Harding Loevner”) and the Corporation on behalf of the Large Cap Strategies Fund, (7) a sub-advisory agreement among BIM, Baillie Gifford Overseas Limited (“Baillie Gifford”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, (8) a sub-advisory agreement among BIM, Polunin Capital Partners Limited (“Polunin”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund, and (9) a sub-advisory agreement among BIM, Acadian Asset Management LLC (“Acadian”) and the Corporation on behalf of the Small & Mid Cap Strategies Fund (Polunin, Champlain, BlackRock, Sands, Muzinich, Harding Loevner, Baillie Gifford and Acadian together, the “Sub-Advisers”). At both the meeting of the Board held on July 21, 2020 and the meeting of the Board held on April 21, 2020, the Board had requested and received substantial information regarding the Adviser, each of the Sub-Advisers, and the Agreements, as well as related matters pertaining to the fee rates charged and services provided by affiliated service providers (“15(c) Materials”). The Independent Directors also met in person with Counsel to the Independent Directors on April 14, 2020 and June 25, 2020, during which time they conducted an in-depth review of all 15(c) materials and requested certain supplemental information from the Adviser, which was provided to the Directors. The Directors reviewed and discussed the 15(c) Materials and other information provided by the Adviser and the Sub-Advisers in reports and presentations throughout the year. Throughout this process, the Directors met on a number of occasions telephonically with Counsel to the Independent Directors to review the materials provided by the Adviser and each of the Sub-Advisers. At the July 21, 2020 meeting and at the April 14, April 21, and June 25, 2020 meetings, the Directors reviewed these materials in detail, requested, received and reviewed certain supplemental material from the Adviser.

The Directors reviewed detailed due diligence questionnaires from BIM and each of the Sub-Advisers, as well as substantial information concerning, among other things, each Fund’s performance, comparative fee and expense information as well as information regarding BIM and each of the Sub-Advisers relating to their respective organizations, compliance and regulatory processes and programs and financial conditions. The Directors also discussed and considered economies of scale and how the Adviser shared those economies with the Funds’ shareholders. The Board received and discussed information concerning BIM’s and each Sub-Adviser’s performance, the use of affiliated brokers to execute transactions, the use of soft dollars, best execution, portfolio manager compensation, and whether there are any other direct or indirect benefits received by the Adviser or the Sub-Advisers in managing the Funds. In addition, the Adviser supplied the Directors with additional information concerning its estimated profitability from managing the Funds. Moreover, the Board had received and considered materials and presentations throughout the course of the year relating to the investment management, performance and operation of the Funds.

The Directors determined that they had received adequate information to make a reasonable determination with respect to the approval of the Advisory Agreement and Sub-Advisory Agreements. The Board considered information about BIM and the Sub-Advisers, the performance of the Funds and certain additional factors described above and below that it deemed relevant. The following summary details the materials and factors that the Board considered, among others, and the conclusions they reached, in approving the continuance of the Agreements.

(1) The nature, extent and quality of services to be provided by Adviser and Sub-Advisers.

The Board considered the scope and quality of services provided by the Adviser and Sub-Advisers, particularly the qualifications, capabilities and experience of the investment, operational, compliance, legal and other personnel who are responsible for providing services to the Funds. The Board also considered the fact that the Adviser and Sub-Advisers pay the costs of all investment and management facilities necessary for the efficient conduct of their respective services. The Board further considered the role and efforts of the Adviser in providing oversight of the various Sub-Advisers for the Funds, including in overseeing the service of, and in monitoring the performance of, each Sub-Adviser, as well as determining the appropriate allocation of assets to Sub-Advisers. The Board also considered the Adviser’s role in making recommendations to the Board regarding retaining or replacing Sub-Advisers where appropriate and in conducting the necessary searches and due diligence of prospective new sub-advisers. In this regard, the Board noted the information that it had received regarding the Adviser’s on-going due diligence with respect to each Sub-Adviser, including the Adviser’s review of, among other things, each Sub-Adviser’s investment process, compliance

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program and performance. The Board also took into account the various reports it received throughout the year regarding the activities and operation of various oversight and operations groups within the Adviser and its affiliates, such as External Managers Solutions Group, Internal Audit, Cybersecurity and Business Continuity, and Investment Risk Management. The Board also considered the role of the Pricing Committee in the valuation of the Funds’ portfolio instruments, including its role in determining fair values for securities pursuant to the Corporation’s Valuation Policies, as well as its role in selecting and monitoring pricing service providers and, foreign fair value service providers.

In addition, the Board considered that the Adviser manages the overall investment program of the Funds and that the Adviser keeps the Board informed of important developments affecting the Funds, both in connection with the Board’s annual review of the Investment Advisory Agreement and Sub-Advisory Agreements and at each Board meeting. The Board also noted that it received in-person reports from each Sub-Adviser on a rotating schedule. The Board evaluated these factors based on its direct experience with the Adviser, and in consultation with Counsel to the Corporation and Counsel to the Independent Directors, as well as Counsel to the Independent Directors alone. The Board also considered the Adviser’s effectiveness in ensuring that the Funds are in compliance with their respective investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Board further noted the Adviser’s and its affiliates’ efforts to oversee the Funds’ other service providers, including those providing administrative, accounting and custodial services.

Based on these factors, as well as other factors discussed herein, the Board concluded that the nature, quality and extent of services provided by the Adviser and Sub-Advisers have been and continue to be satisfactory.

(2) The performance of the Funds and the Adviser and Sub-Advisers.

The Board’s analysis of the Funds’ performance included the discussion and review of the performance data of each of the Funds against securities benchmarks as well as against a competitive group of similar funds, based on, in part, information provided by an independent, third-party mutual fund data provider. The Board considered that for some Funds, like the Multi-Asset Opportunities Fund, the investment strategy employed by the Fund was distinct from any securities benchmark and was different than that employed by other funds, making performance comparisons against benchmarks and industry peers less meaningful. The Board also considered recent changes made with respect to the investments and focus of the Multi-Asset Opportunities Fund and took into account the performance of the Fund since those changes were implemented. The Board reviewed comparative performance over long-, intermediate- and short-term periods. In reviewing performance, the Board generally placed greater emphasis on longer-term performance than on shorter-term performance, taking into account that over short periods of time underperformance may be transitory. The Board also considered the performance of the Funds in the context of whether the Funds were meeting the expectations of Bessemer clients invested in the Funds. In this regard, the Board considered that the Fixed Income Fund, Municipal Bond Fund, New York Municipal Bond Fund and California Municipal Bond Fund were designed as conservative investment products and that clients were most interested in capital preservation when investing in those particular Funds. As a result, the Board determined that the Fixed Income Fund, Municipal Bond Fund, New York Municipal Bond Fund and California Municipal Bond Fund appeared to be meeting their investment objectives even though some Funds may have underperformed their competitive peer groups during certain periods.

The Board considered the performance of the Adviser and each of the Sub-Advisers both against comparative benchmarks as well as against similarly managed accounts, if applicable, managed by the Adviser and Sub-Advisers. When reviewing performance against similarly managed accounts, the Board considered, among other things, differences in the nature of such accounts from a regulatory and tax perspective and differences in the investment mandate from that of the Funds. In evaluating the Funds’ performance, the Board also considered the principal role of the Funds as part of the asset allocation strategy for client accounts maintained by Bessemer and its affiliates. The Board took into account that the Adviser had proposed changes in the Sub-Advisers for certain Funds at its July 21 meeting in an effort to improve performance.

(3) The cost of the advisory and sub-advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the level of the advisory and sub-advisory fees, the Board considered a number of factors. The Board’s analysis of each Fund’s advisory fees and expenses included a discussion and review of data concerning the current fee and expense ratios of each Fund compared to a peer group of similar funds and noted that each Fund’s advisory fee and expenses were generally in line with those of their representative group. The Board also noted the applicable advisory fee breakpoints as well as the Adviser’s contractual commitment to waive advisory fees for certain of the Funds. Additionally, the Board considered the Adviser’s profitability. With respect to the Sub-Advisory Agreements with the Sub-Advisers, the Board noted that the Sub-Advisers’ fees were paid entirely by the Adviser so that no additional expenses would be borne by shareholders for the engagement of the Sub-Advisers. The Board noted that Sub-Advisory fee levels were arrived at pursuant to an arms-length negotiation between the Adviser and each Sub-Adviser. The Board also considered fee data from the Sub-Advisers with respect to similarly managed accounts and considered the relevance of differences in the services provided to separate accounts as they relate to differences in the fees charged in connection with the Funds. The Board also took into account the significant costs and risks assumed by the Adviser in connection with launching and maintaining the Funds, including entrepreneurial risks.

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Renewal of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited) - (Continued)

Based on this analysis as well as other factors described herein, including the fact that the Funds are intended principally to satisfy asset allocation requirements of client accounts maintained by Bessemer and its affiliates, the Board concluded that the advisory fee schedule for each Fund was fair and reasonable in light of the quality of services provided by the Adviser and Sub-Advisers.

(4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Board considered the information provided by the Adviser relating to economies of scale. In this regard, the Board noted the current advisory fee breakpoint levels at $500 million and $1 billion with respect to All Cap Core Fund, All Cap ESG Fund, Fixed Income Fund, California Municipal Bond Fund, New York Municipal Bond Fund, and Municipal Bond Fund, and at $1.25 billion and $2.5 billion for the Multi-Asset Opportunities Fund and Large Cap Strategies Fund. The Board also considered the experience of the Adviser in managing the Funds, as well as the Adviser’s profitability analysis. The Board also noted other areas where each Fund may share in economies of scale, including through potential lower fees charged by third-party service providers based on the combined size of the Funds.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser, the Sub-Advisers and their affiliates from the management of the Funds (such as soft-dollar credits), including the ability to market their advisory services for similar products in the future. In addition, the Board discussed the compensation payable by the Funds to affiliates of the Adviser for other services including administrative services, shareholder servicing and custody. The Board considered comparative information relating to the fees charged for these services and reviewed reports from the Adviser and its affiliates regarding their capabilities and experience in providing these services. The Board also discussed the use of the Funds as asset allocation investment vehicles for clients of Bessemer and its affiliates, with the resulting expectation that the asset sizes of the Funds would grow as Bessemer’s client base grows. The Board concluded that advisory and sub-advisory fees were reasonable in light of these fall-out benefits.

Conclusion

The Board, including all of the Independent Directors, concluded that the fees payable under the Investment Advisory Agreement and Sub-Advisory Agreements were fair and reasonable with respect to the services that the Adviser and each Sub-Adviser provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Counsel to the Independent Directors, as well as Counsel to the Corporation, in making this determination.

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Old Westbury Funds, Inc.
Approval of New Sub-Advisory Agreement with Artisan Partners Limited Partnership (Unaudited)

At a meeting held on July 21, 2020, the Board of Directors, including the Independent Directors, unanimously approved a new Sub-Advisory Agreement among BIM, Artisan Partners Limited Partnership (“Artisan”), and the Corporation on behalf of the Old Westbury Small & Mid Cap Strategies Fund (the “Fund”) (the “Sub-Advisory Agreement”). The Board noted that the fees payable to Artisan under the Sub-Advisory Agreement would be paid by the Adviser from the advisory fees that it receives from the Fund.

In approving the Sub-Advisory Agreement with Artisan, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the agreement was in the best interests of the Fund. The Board noted that it had received and reviewed substantial information regarding Artisan, and the services to be provided by Artisan to the Fund under the Sub-Advisory Agreement. This information, which included a detailed due diligence questionnaire from Artisan, as well as information concerning their organization, compliance program and financial condition, formed, in part, the primary (but not exclusive) basis for the Board’s determinations. The Board also noted that the Independent Directors had met in executive session with their Counsel and Counsel to the Corporation and had met with the Adviser to discuss the Adviser’s recommendation regarding Artisan Partners’ appointment. During the executive session, the Independent Directors reviewed their legal responsibilities in approving the Sub-Advisory Agreement and discussed materials and other information provided to them. The Board concluded that they had received adequate information to make a reasonable determination with respect to the approval of the Sub-Advisory Agreement.

The Board’s conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor.

The following summary details the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the proposed Sub-Advisory Agreement.

(1) The nature, extent and quality of services to be provided by Artisan.

The Board considered the scope and quality of services to be provided by Artisan, including the fact that Artisan pays the costs of all investment and management facilities necessary for the efficient conduct of its services. The Board also considered, among other things, the qualifications and experience of the individual portfolio manager responsible for managing Artisan’s portion of the Fund, as well as the compliance, operational and trading capabilities of Artisan.

Based on these considerations, as well as those discussed below, the Board concluded that the nature, extent and quality of services to be provided by Artisan were satisfactory.

(2) The performance of Artisan.

The Board considered the performance data provided by Artisan with respect to other accounts and determined that Artisan had demonstrated an ability to appropriately manage assets in the style expected to be used by Artisan in connection with the Fund.

(3) The cost of the advisory services and comparative fee rates.

As previously discussed, the Board noted that Artisan’s fee would be paid entirely by the Adviser. The Directors reviewed the level of the proposed fee against benchmarks and peer comparisons. Based on these considerations, as well as other factors described herein, the Board, including all of the Independent Directors, concluded that Artisan’s sub-advisory fee was fair and reasonable in light of the quality of services to be provided by Artisan.

(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

The Board discussed whether any economies of scale would be realized with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale. The Board noted in this regard that the Adviser would bear Artisan’s sub-advisory fee and that the sub-advisory fee includes breakpoints under certain circumstances. The Directors undertook to continue to monitor the appropriateness of the sub-advisory fee, taking into account the potential impact of economies of scale, as the mandate grew.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Board also discussed whether there were other benefits received by the Adviser, Artisan, or their affiliates, from Artisan’s relationship with the Fund. The Board concluded that any such fall-out benefits resulting from the proposed engagement of Artisan were such that it did not affect the Board’s conclusion that the proposed sub-advisory fee was reasonable.

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Approval of New Sub-Advisory Agreement with Artisan Partners Limited Partnership (Unaudited) - (Continued)

Conclusion

The Board, including all of the Independent Directors, concluded that the fee to be paid to Artisan under the Sub-Advisory Agreement was fair and reasonable with respect to the services that Artisan would provide, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling.

209

Old Westbury Funds, Inc.
Approval of Amendment to Investment Advisory Agreement and Sub-Advisory Agreements for Old Westbury Credit Income Fund (Unaudited)

At a meeting held on July 31, 2020, the Board of Directors, including the Independent Directors, unanimously approved, on behalf of Old Westbury Credit Income Fund (“New Fund”), an Amendment (the “Amendment”) to the Investment Advisory Agreement between BIM and the Corporation, a Sub-Advisory Agreement among BIM, BlackRock Financial Management, Inc. (“BlackRock”) and the Corporation, and a Sub-Advisory Agreement among BIM, Muzinich & Co., Inc. (“Muzinich”) and the Corporation (collectively, “Sub-Advisory Agreements”).

The Directors determined that they had received adequate information to make a reasonable determination with respect to the approval of the Amendment and Sub-Advisory Agreements. The Board considered information about BIM, BlackRock and Muzinich, the 15(c) materials and other information provided by BIM, BlackRock and Muzinich in reports and presentations throughout the year, and supplemental information provided with respect to the New Fund. The Board’s conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor.

The following summary details certain of the materials and factors that the Board considered, among others, and the conclusions they reached, in approving the Amendment and Sub-Advisory Agreements on behalf of the New Fund.

(1) The nature, extent and quality of services provided by the Adviser and Sub-Advisers.

The Board considered the nature, extent and quality of services to be provided to the New Fund under the Amendment to the Investment Advisory Agreement and the Sub-Advisory Agreements. The Board took into account information provided by the Adviser both at the July 31, 2020 meeting and at previous meetings regarding the design, investment objective and strategies and fees and expenses of the New Fund. The Board also took into account the detailed information that it had reviewed earlier in the year as it relates to the Adviser, Blackrock and Muzinich regarding these matters in connection with its annual review of the Investment Advisory Agreement and Sub-Advisory Agreements for the existing funds in the Corporation. The Board considered the experience and skills of the investment personnel, the resources made available to such personnel and the organizational depth of the Adviser, BlackRock and Muzinich.

The Directors noted that, in addition to managing the overall investment program of the New Fund, the Adviser will provide day-to-day portfolio management. The Directors also considered that the Adviser and its affiliates will provide, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services, including valuation of the New Fund’s portfolio of investments, yield calculations, reports and filings with regulatory authorities and services related to such functions. The Directors evaluated these factors based on their direct experience with the Adviser and the Sub-Advisers, and in consultation with Counsel to the Corporation and Counsel to the Independent Directors. In addition, the Board focused on the Adviser’s long-standing relationship with the Corporation. The Board also discussed the Adviser’s effectiveness in ensuring that the Corporation’s portfolios are in compliance with their investment policies and restrictions and the requirements of the 1940 Act and related securities regulations. The Board further discussed the benefits of engaging the Adviser to extend such compliance services to the New Fund.

The Board considered the scope and quality of services to be provided by BlackRock and Muzinich including the fact that each firm pays the costs of all investment and management facilities necessary for the efficient conduct of its services. The Board also considered, among other things, the qualifications and experience of the individual portfolio managers responsible for managing BlackRock’s and Muzinich’s portions of the New Fund, as well as the compliance, operational and trading capabilities of BlackRock and Muzinich. The Board considered that Blackrock and Muzinich served as sub-advisers to other funds in the Corporation and took into account their history in managing those portfolios as well as their compliance, operational and trading capabilities.

Based on these factors, as well as those discussed below, the Directors concluded that they were satisfied with the nature, quality and extent of services anticipated to be provided by the Adviser, BlackRock and Muzinich.

(2) The performance of the New Fund and the Adviser and Sub-Advisers.

The Board noted that since the New Fund had not commenced operations, there was no performance information for it to consider at this time but that the Board would monitor the New Fund’s performance going forward. The Board considered the Adviser’s expertise and ability to manage an investment strategy similar to that of the New Fund and it considered BlackRock’s and Muzinich’s historical performance for similarly managed sleeves of another series of the Corporation. The Board determined that the Adviser, BlackRock and Muzinich had demonstrated an ability to appropriately manage assets in the styles expected to be used in connection with the New Fund.

(3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the New Fund.

The Board considered New Fund’s proposed advisory fees, operating expenses and estimated total expense ratio, and compared them to fees and expenses of the peer group presented. The Board considered that the New Fund’s proposed advisory fee was equal to or less than the medi-

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Old Westbury Funds, Inc.
Approval of Amendment to Investment Advisory Agreement and Sub-Advisory Agreements for Old Westbury Credit Income Fund (Unaudited) - (Continued)

an for its peer group. The Board also considered that the Adviser provided not only supervisory services, but also direct day-to-day investment management over the New Fund’s assets and a tax management overlay. The Board also considered that the New Fund’s total anticipated expenses were below the peer group median. The Board also noted the advisory fee breakpoints as well as the Adviser’s contractual commitment to waive its advisory fee to the extent necessary to ensure that the net annual fund operating expense ratio (excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short, and acquired fund fees and expenses) do not exceed 0.85%. The Board noted that BlackRock’s sub-advisory fee and Muzinich’s sub-advisory fee would be paid entirely by the Adviser. Additionally, the Board considered the Adviser’s anticipated profitability from its relationship to the New Fund. Based on this analysis as well as other factors, including the fact that the New Fund is intended principally to satisfy asset allocation requirements of client accounts of Bessemer and its affiliates, the Board, including all of the Independent Directors, concluded that the New Fund’s advisory fee schedule and sub-advisory fees were fair and reasonable in light of the quality of services to be provided by the Adviser, BlackRock and Muzinich.

(4) The extent to which economies of scale will be realized as the New Fund grows and whether fee levels reflect those economies of scale.

The Board considered whether economies of scale would be realized with respect to the management of the New Fund and whether the New Fund would benefit from any such economies of scale. In this regard, the Directors noted the advisory fee breakpoint levels with respect to the New Fund. The Directors also noted that the Adviser would bear BlackRock’s and Muzinich’s sub-advisory fees and that the sub-advisory fees included breakpoints. As the New Fund had not yet commenced investment operations, the Directors concluded that it was not possible to determine whether economies of scale were currently in existence. The Directors determined to continue to monitor this in the future.

(5) Ancillary benefits and other factors.

In addition to the above factors, the Directors also discussed other benefits received by the Adviser from the management of the New Fund. The Board discussed the compensation to be paid by the New Fund to affiliates of the Adviser for other services including administrative services, shareholder servicing and custody. The Board considered comparative information relating to the fees charged for these services and reviewed reports from the Adviser and its affiliates regarding their capabilities and experience in providing these services. The Board also discussed the use of the New Fund as asset allocation investment vehicles for clients of Bessemer and its affiliated banks and trust companies, with the resulting expectation that the asset size of the New Fund would grow as Bessemer’s client base grows. The Board also discussed whether there were other benefits received by the Adviser, BlackRock, Muzinich or their affiliates, from BlackRock’s and Muzinich’s relationship with the New Fund, including potential future increases in profitability to the Adviser resulting from the BlackRock and Muzinich sub-advisory fee schedules. The Board determined to monitor these matters and concluded that the proposed advisory fee was reasonable in light of these fall-out benefits and other factors.

Conclusion:

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Amendment and Sub-Advisory Agreements for the New Fund were fair and reasonable and that the Amendment and Sub-Advisory Agreements were in the best interests of the New Fund. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Independent Directors were also assisted by the advice of Independent Counsel in making this determination.

Approval of Amendment to Sub-Advisory Agreement with Harding Loevner LP

At a meeting held on October 27, 2020, the Board of Directors, including the Independent Directors, unanimously approved an Amendment (the “Amendment”) to the Sub-Advisory Agreement among BIM, Harding Loevner LP (“Harding Loevner”) and the Corporation to reflect a reduction to the first tier of Harding Loevner’s sub-advisory fee schedule from 0.97% to 0.87%, on behalf of the Old Westbury Large Cap Strategies Fund, effective as of October 1, 2020. The Board noted that the fees payable to Harding Loevner under the Sub-Advisory Agreement are paid by BIM and that the Amendment did not modify any other terms or conditions of the Sub-Advisory Agreement, the annual continuation of which the Board had considered and approved at its meeting held on July 21, 2020.

211

Investment Adviser:

Bessemer Investment Management LLC
630 Fifth Avenue
New York, NY 10111
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.

388 Greenwich Street
New York, NY 10013

Administrator:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
760 Moore Road
King of Prussia, PA 19406

Independent Registered Public Accounting Firm:

Ernst & Young LLP
5 Times Square
New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

October 31, 2020

Cusip 680414307

Cusip 680414604

Cusip 680414109

Cusip 680414406

Cusip 680414505

Cusip 680414851

Cusip 680414885

Cusip 680414869

Cusip 680414877

(OWF_A21-AR2020)

(12/20)

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

The Code of Ethics for Principal Executive and Principal Financial Officers is attached as an Exhibit under Item 13(a)(1).

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has four audit committee financial experts serving on its audit committee and those persons (Patricia L. Francy, Alexander Ellis III, J. David Officer and R. Keith Walton) are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $704,463 in 2020 and $771,900 in 2019.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $9,000 in 2020 and $8,700 in 2019. Fees for both 2020 and 2019 relate to the review of financial statement data incorporated in the Funds’ periodic N-1A filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $267,766 in 2020 and $262,809 in 2019. Fees for both 2020 and 2019 relate to the review of federal income and excise tax returns, review of capital gains distribution calculations and certain global tax compliance services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $45,400 in 2020 and $60,500 in 2019. Fees for 2020 relate to the review of holdings for the Funds’ affiliated custodian under Rule 17f-2. Fees for 2019 relate to the review of holdings for the Funds’ affiliated custodian under Rule 17f-2 and regulatory reporting for OWF Multi-Asset Opportunities Fund, Ltd.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Before an auditor is engaged by the Funds to render audit services, the Audit Committee reviews and approves the engagement, including all related fees. The Audit Committee also reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Funds employ their auditor to render “permissible non-audit services” to the Funds, including all related fees. In addition, the Audit Committee reviews and approves in advance, unless excepted under Rule 2-01(c)(7) of Regulation S-X, any proposal that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds, employ the Funds’ Auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Audit Committee considers whether the provision of such services does not impact the Auditor’s independence.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $360,175 in 2020 and $463,318 in 2019.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date	1/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date	1/6/2021

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	1/6/2021

* Print the name and title of each signing officer under his or her signature.